                                     American Skandia Advisor Funds, Inc.
                                     SEMIANNUAL REPORT TO SHAREHOLDERS

                                     April 30, 2000


ASAF
American Skandia Advisor Funds


                                 [STAR GRAPHIC]


                                                Investment Tools
                                                for Tomorrow

TABLE OF CONTENTS

AMERICAN SKANDIA ADVISOR FUNDS, INC.
   Schedules of Investments .............................................      1
   Financial Statements .................................................     58

AMERICAN SKANDIA MASTER TRUST
   Schedules of Investments .............................................    105
   Financial Statements .................................................    124



-  ASAF Founders International Small Capitalization Fund

-  ASAF Janus Small-Cap Growth Fund

-  ASAF T. Rowe Price Small Company Value Fund

-  ASAF American Century Strategic Balanced Fund

-  ASAF Federated High Yield Bond Fund

-  ASAF Oppenheimer Large-Cap Growth Fund

-  ASAF Lord Abbett Growth and Income Fund

-  ASAF Janus Overseas Growth Fund

-  ASAF Marsico Capital Growth Fund

-  ASAF Neuberger Berman Mid-Cap Growth Fund

-  ASAF Neuberger Berman Mid-Cap Value Fund

-  ASAF AIM International Equity Fund

-  ASAF Bankers Trust Managed Index 500 Fund

-  ASAF MFS Growth with Income Fund

-  ASAF Kemper Small-Cap Growth Fund

-  ASAF T. Rowe Price International Equity Fund

-  ASAF Janus Capital Growth Fund

-  ASAF INVESCO Equity Income Fund

-  ASAF Total Return Bond Fund

-  ASAF JPM Money Market Fund

                                                                  April 30, 2000

Dear Fellow Shareholder:

Investing for the long term has been a theme upon which American Skandia has built its business. We work with the best financial professionals to help our investors reach their long-term savings goals. Bringing you the best financial products, with funds managed by a broad and diversified array of top-flight money managers, is not only our business objective, it is our passion. We only succeed as an organization if you succeed in reaching your long-term savings goals. Providing you with the investment tools to engage in asset allocation and diversification across asset classes and management styles has been the hallmark of our success.

We have established investment breadth and selection as a cornerstone of the American Skandia investment philosophy. Our continued commitment to you is to seek to bring you choices from among the best in investment management. One of our main objectives is to continue to monitor not only our current investment options, but to continue to assess the enhancement of our investment offerings.

The American Skandia Advisor Funds have enjoyed substantial asset growth in the first part of 2000. In four short months, the Funds have experienced nearly $2 billion in total sales. 2000 has also brought additions and changes to the American Skandia Advisor Fund family.

On March 1, we added ASAF KEMPER SMALL-CAP GROWTH FUND to the family. On May 1, we will implement four sub-advisory changes intended to strengthen our lineup. The changes are:

- ASAF Bankers Trust Managed 500 Fund to ASAF MANAGED INDEX 500 FUND (managed by Sanford Bernstein)

- ASAF Oppenheimer Large-Cap Growth Fund to ASAF ALLIANCE GROWTH FUND

- ASAF Lord Abbett Growth and Income Fund to ASAF ALLIANCE GROWTH AND INCOME
  FUND

- ASAF T. Rowe Price International Equity Fund to ASAF AMERICAN CENTURY INTERNATIONAL GROWTH FUND

We at American Skandia are committed to provide you and your financial advisor with the best investment choice and selection to help you meet your long-term savings goals.

As always, we appreciate your confidence and welcome any comments or questions you may have.

Sincerely,

WADE A. DOKKEN SIGNATURE
WADE A. DOKKEN
Chairman
American Skandia Investment Services, Incorporated
This letter is authorized for use only with shareholders of the American Skandia Advisor Funds. The American Skandia Advisor Funds are distributed by American Skandia Marketing, Incorporated, located at One Corporate Drive, Shelton, CT 06484.

                      AMERICAN SKANDIA ADVISOR FUNDS, INC.
                            SCHEDULES OF INVESTMENTS
                                 APRIL 30, 2000
                                  (UNAUDITED)

             ASAF FOUNDERS INTERNATIONAL SMALL CAPITALIZATION FUND
                        ASAF JANUS SMALL-CAP GROWTH FUND
                  ASAF T. ROWE PRICE SMALL COMPANY VALUE FUND
                 ASAF AMERICAN CENTURY STRATEGIC BALANCED FUND
                      ASAF FEDERATED HIGH YIELD BOND FUND
                     ASAF OPPENHEIMER LARGE-CAP GROWTH FUND
                    ASAF LORD ABBETT GROWTH AND INCOME FUND
                        ASAF JANUS OVERSEAS GROWTH FUND
                        ASAF MARSICO CAPITAL GROWTH FUND
                   ASAF NEUBERGER BERMAN MID-CAP GROWTH FUND
                    ASAF NEUBERGER BERMAN MID-CAP VALUE FUND
                       ASAF AIM INTERNATIONAL EQUITY FUND
                   ASAF BANKERS TRUST MANAGED INDEX 500 FUND
                        ASAF MFS GROWTH WITH INCOME FUND
                       ASAF KEMPER SMALL-CAP GROWTH FUND

ASAF FOUNDERS INTERNATIONAL
SMALL CAPITALIZATION FUND

-----------------------------------------------------
                                SHARES          VALUE
-----------------------------------------------------
FOREIGN STOCK -- 80.5%
  AUSTRALIA -- 1.0%
    AAPT Ltd.*                  99,500   $    397,703
    IBA Technologies Ltd.
      144A*                    352,850        261,482
    ISIS Communications
      Ltd.*                    679,600        341,035
    Keycorp Ltd.*               24,325        124,196
    M2M Corp. Ltd.*             44,825          7,847
    Solutions Ltd.*             34,775        103,487
    Sustainable
      Technologies*            531,725         58,951
                                         ------------
                                            1,294,701
                                         ------------
  AUSTRIA -- 0.4%
    Cybertron Telekon AG*        3,325        561,141
                                         ------------

  BELGIUM -- 0.1%
    Custom Silicon
      Configuration
      Services*                 10,000        187,718
                                         ------------

  BRAZIL -- 0.9%
    Celular CRT
      Participacoes SA*            750        282,635
    Cia de Tran Paulsita*       44,450        170,218
    Companhia Riograndense
      de Tele Comunicacoes*      1,965        698,032
    Empresa Paulista de
      Transmisao de
      Enegeria Electrica*        6,325         59,589
    Siderurgica Bego
      Mineira*                     200         15,739
                                         ------------
                                            1,226,213
                                         ------------

  CANADA -- 1.2%
    Burntsand Warrants*+        23,188        111,115
    Certicom Corp.*              4,575        233,125
    NHC Communications,
      Inc.*                      2,200         11,804
    NHC Communications,
      Inc. Warrants*+           13,525         72,570
    OCI Communications,
      Inc. Warrants*+           17,992        195,505
    Precision Drilling
      Corp.*                    30,325        963,991
    StressGen
      Biotechnologies
      Corp.*                    14,150         51,093
                                         ------------
                                            1,639,203
                                         ------------

  CHINA -- 2.0%
    Beijing Yanhua
      Petrochemical Co.
      Ltd.*                  4,496,000        536,820
    China Shipping
      Development Co. Ltd.*  3,738,000        446,315
    China Southern
      Airlines*              2,774,000        509,286
    Shanghai Petrochemical
      Co. Ltd.*              5,538,000        746,555

                                SHARES          VALUE
-----------------------------------------------------
-----------------------------------------------------
    Shanghai Petrochemical
      Co. Ltd. [ADR]*            1,700   $     24,438
    Yanzhou Coal Mining Co.
      Ltd.*                  1,952,000        390,952
                                         ------------
                                            2,654,366
                                         ------------

  DENMARK -- 0.8%
    DSV, De Sammensluttede
      Vognmaend AS*             28,450        747,655
    Neurosearch AS*              1,650        106,488
    Vestas Wind Systems AS
      144A                         550        184,202
                                         ------------
                                            1,038,345
                                         ------------

  FINLAND -- 2.4%
    Alma Media Corp.*            6,600        282,671
    Comptel Oyj 144A*           41,825        947,493
    Eimo Oyj*                   22,525        205,260
    JOT Automation Group
      Oyj                       46,400        336,143
    KCI Konecranes
      International*             6,975        231,994
    Menire Oyj*                 18,000        123,019
    Teleste Oyj*                40,025      1,055,890
                                         ------------
                                            3,182,470
                                         ------------

  FRANCE -- 6.2%
    A Novo*                      2,272        501,857
    April SA*                    3,000        530,349
    BVRP Software*               2,834        273,744
    Carbone Lorraine SA*        11,050        483,329
    Cerep SA*                   12,225        712,964
    Devoteam SA*                   950        131,585
    Elior 144A*                 28,525        311,142
    Etam Developpement SA*      12,625        285,313
    Faurecia*                   15,375        580,736
    Groupe Darmon*                 575         64,606
    ILOG SA [ADR]*               6,400        230,400
    Info Realite*                4,500        149,673
    Manitou B.F. SA*             3,350        268,637
    Mediagerance SA*             1,275        106,774
    Neopost SA*                 10,275        272,467
    Penauille Polyservices*        875        529,837
    Pierre & Vacances*           3,275        169,511
    Pinguely-Haulotte*           7,350      1,158,704
    Societe Manutan*             5,800        482,545
    Systar*                      4,675         99,261
    XRT-CERG*                    2,275        265,357
    Zodiac SA*                   3,625        640,508
                                         ------------
                                            8,249,299
                                         ------------

  GERMANY -- 7.9%
    ACG AG*                      1,300        310,373
    Adcon Telemetry AG*         33,325        768,297
    Articon Information
      Systems AG*                2,797        193,707
    BMP AG*                      3,125         68,344

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                                SHARES          VALUE
-----------------------------------------------------
    Ce Consumer Electronic
      AG                           550   $     87,708
    Comroad AG*                  1,125        156,337
    COR Insurance
      Technologies AG*          41,475        646,281
    Dis Deutscher Industrie
      Service AG*                5,525        699,820
    GFK AG 144A*                 5,800        228,852
    Highlight
      Communications AG*        18,625        760,349
    Hugo Boss AG*                4,500        711,461
    Intertainment AG*            6,600        625,484
    Kamps AG*                        6            198
    Kontron Embedded
      Computers*                 4,575        237,007
    Muehlbauer Holding AG &
      Co.*                       3,700        236,015
    MWG Biotech AG*              1,350        241,118
    Norcom Information
      Technology AG*             3,200        253,693
    Pandatel AG*                 4,725        613,558
    RT-SET Ltd. 144A*           29,625        593,909
    SER Systeme AG*             13,300        561,141
    SZ Testsysteme AG*          25,525        651,273
    Tecis Holding AG*            2,800        372,520
    Thiel Logistik AG 144A*     12,300        764,413
    Tiscon Infosystems AG*       4,275        348,657
    Zapf Creation AG*            4,950        297,706
                                         ------------
                                           10,428,221
                                         ------------
  GREECE -- 0.7%
    BWT AG*                        950        279,618
    Techem AG 144A*             22,700        589,535
                                         ------------
                                              869,153
                                         ------------

  HONG KONG -- 4.3%
    Angang New Steel Co.
      Ltd.*                  4,470,000        367,288
    Automated Systems
      Holdings Ltd.            478,000        322,186
    Brilliance China
      Automotive Holdings
      Ltd. [ADR]*               17,585        285,756
    City Telecom Ltd.*         926,000        323,964
    Dah Sing Financial
      Group*                    80,400        314,829
    Espirit Holdings Ltd.*      70,000         74,593
    Founders Holdings Ltd.*    782,000        449,282
    Giordano International
      Ltd.*                    450,000        736,618
    Great Eagle Holdings
      Ltd.*                    239,000        408,102
    Huaneng Power
      International, Inc.*   3,062,000        699,753
    JCG Holdings Ltd.          138,000         71,755
    Jiangxi Copper Co.
      Ltd.*                    502,000         41,893
    Nanjing Panda
      Electronics Co. Ltd.*    642,000        267,878
    NG Fung Hong Ltd.*         466,000        233,330

                                SHARES          VALUE
-----------------------------------------------------
-----------------------------------------------------
    Quality Healthcare Asia
      Ltd.*                    530,000   $    217,744
    Shenzhen Expressway
      Co.*                   1,126,000        125,770
    Wing Hang Bank Ltd.*       169,000        414,419
    Yuxing Infotech
      Holdings Ltd.*           438,000        365,516
                                         ------------
                                            5,720,676
                                         ------------

  IRELAND -- 1.3%
    DCC PLC*                    52,850        522,533
    Grafton Group PLC            1,975         40,944
    ITG Group PLC 144A*         35,508        405,107
    Trinity Biotech PLC
      [ADR]*                   199,250        797,000
                                         ------------
                                            1,765,584
                                         ------------

  ISRAEL -- 1.6%
    BreezeCom Ltd.*             38,100      1,047,750
    On Track Innovations
      Ltd.*                     25,725        526,273
    Radware Ltd.*               18,800        507,600
                                         ------------
                                            2,081,623
                                         ------------

  ITALY -- 0.7%
    AISoftw@re SPA*                600         94,588
    Buzzi Unicem SPA*           43,500        368,647
    Caltagirone SPA*            56,700        188,072
    Ericsson SPA*                5,700        310,610
                                         ------------
                                              961,917
                                         ------------

  JAPAN -- 16.5%
    Aderans Co. Ltd.*           11,800        514,270
    Amada Co.*                  99,000        901,403
    Colin Corp.*                 7,000        848,512
    Enplas Corp.                11,700        591,108
    Furukawa Co. Ltd.*         299,000        567,170
    Futaba Corp.*               58,000        615,574
    Harmonic Drive Systems,
      Inc.*                        160        416,021
    Hisamitsu
      Pharmaceutical Co.*       13,000        319,973
    Hitachi Transport
      System Ltd.*              31,000        141,989
    Homac Corp.*                12,200        302,540
    Hunet, Inc.*               103,000        533,720
    Ichiyoshi Securities
      Co. Ltd.*                126,000      1,198,539
    Idec Izumi Corp.*           63,500      1,010,627
    Jac Co. Ltd.*                2,500        180,667
    Japan Business Computer
      Co. Ltd.*                  3,000        139,907
    Joint Corp.*                19,500        676,635
    Katokichi Co. Ltd.*         20,000        486,714
    Koa Corp.*                  16,000        464,877
    Koei Co. Ltd.*              15,100        542,122
    Matsuya Foods Co. Ltd.*     18,000        526,318
    Micronics Japan Co.
      Ltd.*                      4,600         92,790

ASAF FOUNDERS INTERNATIONAL
SMALL CAPITALIZATION FUND

-----------------------------------------------------
                                SHARES          VALUE
-----------------------------------------------------
    Moritex Corp.                8,000   $    599,603
    Mycal Card, Inc.*            9,900        367,340
    Nicheli Corp.*             199,000        504,536
    Nippon Thompson Co.
      Ltd.*                     72,000        746,838
    Paltek Corp.*                4,000        126,583
    Seiyu Ltd.*                230,000        689,543
    Shimachu Co. Ltd.*          66,200      1,127,105
    Stella Chemifa Corp.*        6,000        499,669
    Sumisho Lease Co. Ltd.*     45,000        824,454
    The Daimaru, Inc.*         222,000        733,347
    Tohoku Pioneer Corp.*       11,000        748,115
    Toko, Inc.*                124,000      1,032,649
    Toky Individualized
      Educational
      Institute, Inc.*           9,000        387,243
    Tsubakimoto Chain Co.*      50,500        631,767
    Xebio Co. Ltd.*             40,300        753,260
    Yamaichi Electronic Co.
      Ltd.*                      7,300        263,437
    Yokowo Co. Ltd.             31,000        872,015
                                         ------------
                                           21,978,980
                                         ------------

  MALAYSIA -- 0.3%
    Abric Berhad*              108,000        383,693
                                         ------------

  NETHERLANDS -- 2.3%
    BE Semiconductor
      Industries NV*            16,900        343,424
    Beter Bed Holding NV         8,875        298,424
    IFCO Systems NV*             9,225        226,550
    Meta4 NV*                    2,750         31,324
    PinkRoccade NV*             11,425        718,364
    Unique International
      NV*                       13,275        305,446
    Unit 4*                     16,300        824,366
    Wegener Arcade NV*          16,625        256,785
                                         ------------
                                            3,004,683
                                         ------------

  NEW ZEALAND -- 0.3%
    Advantage Group Ltd.*      229,675        407,591
                                         ------------
  NORWAY -- 0.6%
    C.Rel ASA 144A*             90,125        130,955
    Smedvig ASA Cl-B*           34,975        439,789
    Software Innovation
      ASA*                       7,650        111,157
    Visma ASA*                   9,725         58,697
                                         ------------
                                              740,598
                                         ------------

  SINGAPORE -- 3.3%
    Advanced Systems
      Automation*              281,000        246,861
    First Capital Corp.*       495,000        495,742
    Fraser & Neave Ltd.*       151,000        486,401
    Keppel Land Ltd.*          259,000        309,446
    Natsteel Ltd.*             174,000        425,971
    Neptune Orient Lines
      Ltd.*                    745,000        667,578

                                SHARES          VALUE
-----------------------------------------------------
-----------------------------------------------------
    Omni Industries Ltd.*      380,000   $    743,335
    Robotic Tech Systems
      PLC*                      32,000        269,145
    Wing Tai Holdings Ltd.*    849,000        696,130
                                         ------------
                                            4,340,609
                                         ------------

  SPAIN -- 2.0%
    Abengoa SA*                 34,050      1,132,528
    Cortefiel SA*               38,375        811,289
    NH Hoteles SA*              27,075        304,701
    Prosegur Cia de
      Seguridad SA*             34,325        400,994
                                         ------------
                                            2,649,512
                                         ------------

  SWEDEN -- 5.4%
    AcadeMedia AB*              11,150        242,859
    Allgon AB Cl-B              18,500        409,150
    Arkivator AB*                6,875        327,136
    Biacaore International
      AB*                        9,575        347,590
    Connova Group AB*           16,250        125,241
    Enlight Interactive AB
      Cl-B*                      2,950         47,120
    Glocalnet Cl-B*              6,675        216,219
    Haldex AB*                  16,625        184,769
    HiQ International AB*        2,800        276,788
    Industrial & Financial
      Rights*                   10,575         11,812
    Infocast AB*                 5,150         74,782
    Information Highway AB      25,300        259,988
    Karo Bio AB*                 7,600        267,405
    Kipling Holding AB*         11,325        218,842
    Lindex AB*                  23,925        582,578
    Nobel Biocare AB*           20,150        540,172
    Perbio Science AB*          48,000        332,413
    Scandic Hotels AB*          47,075        499,528
    Sifo Group AB Cl-B*         28,125        361,273
    Sigma AB Cl-B*              15,250        439,476
    SwitchCore AB*               3,225        232,346
    Technology Nexus AB*         8,575        333,318
    Telelogic AB*              112,825        856,958
                                         ------------
                                            7,187,763
                                         ------------

  SWITZERLAND -- 6.2%
    Bank Sarasin & Cie
      Reg.*                        225        606,807
    Card-Guard Scientific
      Survival Ltd.*            14,725        624,782
    Jelmoli Holding AG*            475        615,671
    Jomed NV*                    9,925        302,859
    Kardex AG*                      25          8,573
    Kardex PC*                     575        185,486
    Kudelski SA*                    50        515,554
    Logitech International
      SA*                        2,100      1,389,032
    Mikron Holding AG*             225        162,818
    Rieter Holdings AG*            575        340,893
    Saurer AG Reg.*              1,750        864,584
    SEZ Holding AG                 304        281,828

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

-----------------------------------------------------
                                SHARES          VALUE
-----------------------------------------------------
    Swisslog Holding AG          1,900   $    837,092
    Tecan AG*                    1,050        906,898
    Think Tools AG*                725        301,297
    Unilabs AG*                    225        227,553
                                         ------------
                                            8,171,727
                                         ------------

  UNITED KINGDOM -- 12.1%
    Aberdeen Asset
      Management PLC*           94,625        683,338
    AIT Group PLC               25,050        354,744
    Alba PLC*                    6,125         55,110
    Algo Vision PLC*            22,400        268,800
    Antofagasta Holdings
      PLC*                      38,075        237,723
    Axis - Shield PLC*          31,100        327,274
    Cedar Group PLC*            21,000        242,348
    Chloride Group PLC*        294,750        594,979
    Chrysalis Group PLC*        44,675        145,058
    Corporate Executive*       150,575         40,644
    Easier PLC*                 56,250         61,614
    Easynet Group PLC*             625          8,924
    ECsoft Group PLC*            3,725         53,917
    European Telecom PLC*       47,725        336,060
    European Telecom PLC
      Rights*                    6,818              0
    Eyretel PLC*               425,300      1,008,245
    Future Integrated
      Telephony PLC*            35,063        274,333
    Girovend Cashless
      Systems PLC*              40,375         34,117
    Gladstone PLC*              30,170         99,141
    HIT Entertainment PLC      148,500        987,582
    Imagination Tech Group
      PLC*                      38,625        173,162
    IMS Group PLC*               5,700         18,062
    Incepta Group PLC          232,300        390,765
    Independent Energy
      Holdings PLC [ADR]*       14,125        550,875
    Intermediate Capital
      Group PLC*                60,200        554,372
    International Quantum
      Epitaxy PLC*               4,725        285,863
    Internet Indirect PLC*      97,925         31,030
    ITE Group PLC*             198,475        273,305
    ITNET PLC*                  27,350        326,329
    Johnson Press PLC*          96,225        491,620
    Lex Service PLC*           102,125        649,607
    Lynx Group PLC*             73,525        212,271
    Man (E D & F) Group
      PLC*                      72,300        561,715
    Nestor Healthcare Group
      PLC*                      96,675        658,054

                                SHARES          VALUE
-----------------------------------------------------
-----------------------------------------------------
    NetBenefit PLC*             11,600   $    120,255
    NewMedia SPARK PLC*        156,700        159,383
    Oxford Asymmetry
      International PLC*        77,875        511,806
    Oxford GlycoSciences
      PLC*                      18,522        467,354
    Plasmon PLC*                48,775        178,214
    Redstone Telecom PLC
      Rights*                    8,018          7,528
    RM PLC                       7,325         81,668
    Royalblue Group PLC*         8,675        182,579
    RTS Networks Group PLC*      6,925         12,299
    ServicePower
      Technologies PLC*         83,700        146,690
    Sherwood International
      PLC                       26,825        386,177
    Sportsworld Media Group
      PLC                       21,497        169,874
    Superscape VR PLC           74,700        374,049
    Ted Baker PLC*              46,875        367,850
    Telemetrix PLC*            145,475        751,208
    Waste Recycling Group
      PLC*                      17,600        125,034
    Wetherspoon, (J.D.)
      PLC*                      73,650        478,853
    Xenova Group PLC*          252,425        552,992
                                         ------------
                                           16,064,794
                                         ------------

TOTAL FOREIGN STOCK
  (Cost $121,016,956)                     106,790,580
                                         ------------

U.S. STOCK -- 1.3%
  ELECTRONIC COMPONENTS & EQUIPMENT -- 0.3%
    DSP Group, Inc.*             5,400        384,075
                                         ------------

  INTERNET SERVICES -- 0.7%
    NetNation
      Communications, Inc.*     24,000        174,000
    RADVision Ltd.*             21,950        839,588
                                         ------------
                                            1,013,588
                                         ------------

  TELECOMMUNICATIONS -- 0.3%
    AudioCodes Ltd.*             5,025        376,875
                                         ------------

TOTAL U.S. STOCK
  (Cost $2,113,987)                         1,774,538
                                         ------------

ASAF FOUNDERS INTERNATIONAL
SMALL CAPITALIZATION FUND

-----------------------------------------------------
                                   PAR
                                 (000)          VALUE
-----------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.1%
    Federal Home Loan Bank
      5.60%, 05/01/00
  (Cost $9,372,000)             $9,372   $  9,372,000
                                         ------------

COMMERCIAL PAPER -- 9.7%
    American Express Co.
      5.90%, 05/01/00            6,400      6,400,000
    AT&T Corp.
      5.97%, 05/01/00              112        112,000
    GE Capital Corp.
      5.75%, 05/01/00            6,400      6,400,000
                                         ------------
  (Cost $12,912,000)                       12,912,000
                                         ------------

TOTAL INVESTMENTS -- 98.6%
  (Cost $145,414,943)                     130,849,118
OTHER ASSETS LESS LIABILITIES -- 1.4%       1,804,488
                                         ------------
NET ASSETS -- 100.0%                     $132,653,606
                                         ============

Foreign currency exchange contracts outstanding at April 30, 2000:

SETTLEMENT           CONTRACTS TO     IN EXCHANGE   CONTRACTS      UNREALIZED
MONTH        TYPE       RECEIVE           FOR        AT VALUE     DEPRECIATION
-------------------------------------------------------------------------------
05/00        Buy      CHF 1,478,107   $  860,824    $  859,125      $ 1,699
05/00        Buy      EUR 3,154,047    2,881,830     2,874,135        7,695
05/00        Buy      GBP   259,682      408,426       406,350        2,076
05/00        Buy       HKD  885,244      113,654       113,653            1
05/00        Buy    JPY 204,467,180    1,916,609     1,891,961       24,648
05/00        Buy     SEK 11,687,524    1,312,439     1,305,473        6,966
05/00        Buy      SGD 1,657,496      972,452       970,749        1,703
                                      ----------    ----------      -------
                                      $8,466,234    $8,421,446      $44,788
                                      ==========    ==========      =======

                                                                 UNREALIZED
SETTLEMENT          CONTRACTS TO    IN EXCHANGE   CONTRACTS     APPRECIATION
MONTH        TYPE      DELIVER          FOR        AT VALUE    (DEPRECIATION)
-----------------------------------------------------------------------------
05/00        Sell   AUD 1,112,721   $  649,694    $  649,282       $  412
05/00        Sell    CAD   49,892       33,738        33,673           65
05/00        Sell    CHF   71,287       41,528        41,434           94
05/00        Sell    EUR  616,382      562,681       561,680        1,001
05/00        Sell    GBP  542,708      850,260       849,229        1,031
05/00        Sell   HKD 2,064,132      265,006       265,007           (1)
05/00        Sell   NOK 1,010,725      113,737       112,971          766
05/00        Sell   SEK 3,353,549      376,122       374,585        1,537
                                    ----------    ----------       ------
                                    $2,892,766    $2,887,861       $4,905
                                    ==========    ==========       ======

-------------------------------------------------------

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of April 30, 2000. Percentages are based on net assets.

                 INDUSTRY
-------------------------------------------
Advertising                                   0.4%
Airlines                                      0.4%
Automobiles                                   0.7%
Automotive Parts                              1.0%
Beverages                                     0.4%
Broadcasting                                  3.4%
Building Materials                            2.1%
Business Services                             3.3%
Chemicals                                     1.7%
Clothing & Apparel                            0.9%
Computer Hardware                             1.6%
Computer Services & Software                 11.4%
Conglomerates                                 0.4%
Construction                                  0.1%
Consumer Products & Services                  0.7%
Containers & Packaging                        0.2%
Electronic Components & Equipment             9.9%
Entertainment & Leisure                       1.5%
Environmental Services                        0.3%
Financial -- Bank & Trust                     0.6%
Financial Services                            4.4%
Food                                          1.2%
Healthcare Services                           0.2%
Hotels & Motels                               0.4%
Industrial Products                           1.2%
Insurance                                     0.4%
Internet Services                             0.8%
Machinery & Equipment                         5.4%
Medical Supplies & Equipment                  4.4%
Metals & Mining                               1.8%
Oil & Gas                                     1.1%
Personal Services                             0.3%
Pharmaceuticals                               2.3%
Printing & Publishing                         0.8%
Real Estate                                   2.1%
Retail & Merchandising                        5.7%
Semiconductors                                0.8%
Telecommunications                            4.2%
Transportation                                1.5%
Utilities                                     0.5%
                                             -----
TOTAL                                        80.5%
                                             =====

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
+ Illiquid security. At the end of the period, these securities amounted to 0.3%
  of net assets.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 3.3% of net assets.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF JANUS
SMALL-CAP GROWTH FUND

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
COMMON STOCK -- 82.0%
  ADVERTISING -- 3.0%
    Getty Images, Inc.*       69,395    $  2,107,873
    Interep National
      Radio Sales, Inc.*      61,395         353,021
    Lamar Advertising
      Co.*                    99,460       4,382,456
    TMP Worldwide, Inc.*      97,360       6,364,911
                                        ------------
                                          13,208,261
                                        ------------

  BROADCASTING -- 7.6%
    Acme Communications,
      Inc.*                   70,875       1,630,125
    ACTV, Inc.*              158,375       2,870,547
    Citadel
      Communications
      Corp.*                 156,685       6,120,508
    Cumulus Media, Inc.
      Cl-A*                  142,515       1,870,509
    Entercom
      Communications
      Corp.*                  68,180       2,897,650
    NDS Group PLC*            70,105       3,960,933
    Radio One, Inc.*         118,865       6,894,169
    Radio Unica Corp.*       112,960       1,087,240
    Regent
      Communications,
      Inc.*                  286,370       2,452,043
    Spanish Broadcasting
      Systems, Inc.*         177,655       3,319,928
                                        ------------
                                          33,103,652
                                        ------------

  BUSINESS SERVICES -- 5.2%
    Adelphia Business
      Solutions, Inc.*       138,005       4,830,174
    AnswerThink
      Consulting Group,
      Inc.*                   71,470       1,375,798
    Avenue A, Inc.*           53,185       1,688,624
    Brightpoint, Inc.*       142,435       1,682,513
    CIBER, Inc.*             143,515       2,592,240
    Eloyalty Corp.*           53,995         887,543
    Informatica Corp.*       107,315       4,500,523
    Iron Mountain, Inc.*      29,965       1,048,775
    Pegasus Systems,
      Inc.*                   98,022       1,739,891
    PurchasePro.com,
      Inc.*                   52,325       1,569,750
    Tanning Technology
      Corp.*                  46,800         859,950
                                        ------------
                                          22,775,781
                                        ------------

  CABLE TELEVISION -- 0.2%
    Classic
      Communications,
      Inc.*                   64,525         782,366
                                        ------------

  CAPITAL GOODS -- 0.5%
    Mettler-Toledo
      International,
      Inc.*                   66,360       2,289,420
                                        ------------

                              SHARES           VALUE
----------------------------------------------------
----------------------------------------------------

  CHEMICALS -- 0.7%
    Lyondell Chemical Co.    169,130    $  3,107,764
                                        ------------

  COMPUTER HARDWARE -- 1.3%
    Insight Enterprises,
      Inc.*                  136,607       5,711,880
                                        ------------

  COMPUTER SERVICES & SOFTWARE -- 6.1%
    Bluestone Software,
      Inc.*                   32,295         680,213
    Brio Technology,
      Inc.*                   80,020       1,980,495
    Broadbase Software,
      Inc.*                  104,990       1,660,154
    Delano Technology
      Corp.*                  14,305         156,461
    Emulex Corp.*             18,935         859,176
    InterTrust
      Technologies Corp.*     71,700       1,649,100
    Jacada Ltd.*              29,035         274,018
    JNI Corp.*                 5,025         200,686
    Media 100, Inc.*         104,770       2,534,124
    NetIQ Corp.*              68,425       2,514,619
    Numerical
      Technologies, Inc.*     37,705       1,574,184
    OTG Software, Inc.*       62,770       1,380,940
    Quest Software, Inc.*     73,195       2,758,537
    Razorfish, Inc.*         148,360       2,809,567
    Silverstream
      Software, Inc.*         37,470       1,480,065
    Software.com, Inc.*       10,650         861,319
    webMethods, Inc.*         38,245       3,442,049
                                        ------------
                                          26,815,707
                                        ------------

  CONSUMER PRODUCTS & SERVICES -- 0.3%
    Action Performance
      Companies, Inc.*        30,070         278,148
    Rayovac Corp.*            44,775         934,678
                                        ------------
                                           1,212,826
                                        ------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.1%
    Aeroflex, Inc.*           28,445       1,059,576
    Dionex Corp.*             93,145       3,388,149
    Robotic Vision
      Systems, Inc.*          34,950         522,066
                                        ------------
                                           4,969,791
                                        ------------

  ENTERTAINMENT & LEISURE -- 4.0%
    Ackerley Group, Inc.      16,920         219,960
    Championship Auto
      Racing Teams, Inc.*     68,700       1,391,175
    Park Place
      Entertainment
      Corp.*                 234,070       2,999,022
    Playboy Enterprises,
      Inc. Cl-B*              40,705         656,368
    Premier Parks, Inc.*     127,245       2,743,720

ASAF JANUS
SMALL-CAP GROWTH FUND

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
    SFX Entertainment,
      Inc. Cl-A*             135,840    $  5,654,340
    Station Casinos,
      Inc.*                  128,910       3,673,935
                                        ------------
                                          17,338,520
                                        ------------

  FINANCIAL SERVICES -- 1.3%
    Investors Financial
      Service Corp.           70,225       5,732,116
                                        ------------
  FOOD -- 0.6%
    Whole Foods Market,
      Inc.*                   64,515       2,745,920
                                        ------------
  HEALTHCARE SERVICES -- 2.1%
    Accredo Health, Inc.*    103,177       2,901,853
    Apria Healthcare
      Group, Inc.*           449,620       6,266,579
                                        ------------
                                           9,168,432
                                        ------------

  INDUSTRIAL -- 0.8%
    Brooks Automation,
      Inc.*                   36,990       3,317,541
                                        ------------

  INSURANCE -- 1.9%
    Hooper Holmes, Inc.*     376,400       6,539,950
    StanCorp Financial
      Group, Inc.             60,990       1,776,334
                                        ------------
                                           8,316,284
                                        ------------

  INTERNET SERVICES -- 14.0%
    24/7 Media, Inc.*         64,425       1,264,341
    724 Solutions, Inc.*      57,400       2,898,700
    Accrue Software,
      Inc.*                   24,380         580,549
    Appnet Systems, Inc.*    124,105       2,978,520
    Digital Impact, Inc.*     70,680         865,830
    Eprise Corp.*             40,465         402,121
    esoft, Inc.*              93,540         853,553
    Extensity, Inc.*          13,560         166,110
    Fairmarket, Inc.*         18,445         126,809
    Globix Corp.*            462,745      10,411,762
    Internet.com Corp.*       58,125       1,104,375
    Intranet Solutions,
      Inc.*                  107,765       2,397,771
    Keynote Systems,
      Inc.*                   31,550       1,415,806
    L90, Inc.*                47,220         472,200
    Lante Corp.*              30,910         641,383
    Launch Media, Inc.*       29,890         311,977
    Liberate
      Technologies, Inc.*    118,120       4,621,444
    NaviSite, Inc.*           93,590       4,346,085
    Net.Genesis Corp.*        84,940       1,093,603
    NetRatings, Inc.*         50,000       1,325,000
    Radvision Ltd.*           20,110         769,208
    Rare Medium Group,
      Inc.*                   85,140       1,750,691
    Register.com, Inc.*       43,725       2,229,975
    Retek, Inc.*              28,215         606,623
    Selectica, Inc.*          35,135       1,335,130
    Skillsoft Corp.*          19,410         258,396

                              SHARES           VALUE
----------------------------------------------------
----------------------------------------------------
    Verio, Inc.*             141,800    $  5,326,362
    VerticalNet, Inc.*       178,210       9,623,339
    Vicinity Corp.*           54,820         650,988
                                        ------------
                                          60,828,651
                                        ------------

  MEDICAL SUPPLIES & EQUIPMENT -- 1.2%
    Celera Genomics
      Group*                  29,230       2,411,475
    Invitrogen Corp.*         41,900       2,613,513
                                        ------------
                                           5,024,988
                                        ------------

  OIL & GAS -- 0.3%
    Core Laboratories NV*     44,115       1,251,763
                                        ------------

  PERSONAL SERVICES -- 0.4%
    Career Education
      Corp.*                  43,095       1,629,530
                                        ------------

  PHARMACEUTICALS -- 7.8%
    Abgenix, Inc.*            63,770       5,711,401
    BioCryst
      Pharmaceuticals,
      Inc.*                  111,020       2,692,235
    Celgene Corp.*            63,615       2,993,881
    Cubist
      Pharmaceuticals,
      Inc.*                   52,870       1,698,449
    Enzon, Inc.*             261,355       9,735,473
    Priority Healthcare
      Corp. Cl-B*             47,505       2,630,589
    Professional
      Detailing, Inc.*        70,065       1,891,755
    QLT
      PhotoTherapeutics,
      Inc.*                  121,325       6,741,120
                                        ------------
                                          34,094,903
                                        ------------

  PRINTING & PUBLISHING -- 1.4%
    Valassis
      Communications,
      Inc.*                  177,180       6,035,194
                                        ------------

  RESTAURANTS -- 0.2%
    P.F. Chang's China
      Bistro, Inc.*           21,375         748,125
                                        ------------

  RETAIL & MERCHANDISING -- 1.6%
    Ames Department
      Stores, Inc.*          148,400       2,661,926
    pcOrder.com, Inc.*        59,530         959,921
    Rent-Way, Inc.*           29,660         769,306
    School Specialty,
      Inc.*                  129,640       2,414,545
                                        ------------
                                           6,805,698
                                        ------------

  SCIENCE & TECHNOLOGY -- 0.2%
    Mead Instruments
      Corp.*                   9,425         689,203
                                        ------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
SEMICONDUCTORS -- 10.3%
    Alpha Industries,
      Inc.*                  223,524    $ 11,623,248
    ATMI, Inc.*              145,155       5,588,468
    Mattson Technology,
      Inc.*                   57,055       2,802,827
    Quantam Effect
      Devices, Inc.*           9,405         547,841
    Quicklogic Corp.*         20,470         601,306
    SDL, Inc.*                81,970      15,984,149
    Silicon Image, Inc.*       9,855         395,432
    TriQuint
      Semiconductor,
      Inc.*                   32,500       3,341,406
    Virata Corp.*             34,130       4,274,783
                                        ------------
                                          45,159,460
                                        ------------

  TELECOMMUNICATIONS -- 6.8%
    Adaptive Broadband
      Corp.*                  67,300       2,187,250
    Alamosa PCS Holdings,
      Inc.*                   47,075       1,341,638
    Avanex Corp.*              4,720         575,250
    Caprock
      Communications
      Corp.*                  85,965       2,879,828
    CTC Communications
      Group, Inc.*            92,625       3,126,094
    i3 Mobile, Inc.*          39,500         740,625
    IDT Corp.*                60,085       1,900,188
    Interwave
      Communications
      International Ltd.*     26,935         358,572
    Metricom, Inc.*            5,615         157,571
    Natural MicroSystems
      Corp.*                  63,960       4,165,394
    Net2000
      Communications,
      Inc.*                   62,635         923,866
    Netro Corp.*              15,590         672,319
    Pac-West Telecomm,
      Inc.*                   92,390       1,974,836
    Price Communications
      Corp.*                  34,400         696,600
    Viatel, Inc.*            135,800       5,194,349
    WinStar
      Communications,
      Inc.*                   70,200       2,799,225
                                        ------------
                                          29,693,605
                                        ------------

  UTILITIES -- 1.1%
    Avista Corp.             158,745       4,692,899
                                        ------------

TOTAL COMMON STOCK
  (Cost $341,170,898)                    357,250,280
                                        ------------

                              SHARES           VALUE
----------------------------------------------------
----------------------------------------------------
FOREIGN STOCK -- 1.5%
  AUTOMOBILE MANUFACTURERS -- 0.0%
    Ducati Motor Holding
      SPA -- (ITL)*           17,757    $     46,925
                                        ------------

  ENTERTAINMENT & LEISURE -- 0.5%
    Corporacion
      Interamericana de
      Entretenimento --
      (MXP)*                 522,600       2,142,982
                                        ------------

  TELECOMMUNICATIONS -- 1.0%
    Cogeco Cable, Inc. --
      (CAD)*                  97,290       2,429,525
    Moffat Communications
      Ltd. -- (CAD)          123,823       2,131,047
                                        ------------
                                           4,560,572
                                        ------------
TOTAL FOREIGN STOCK
  (Cost $5,326,301)                        6,750,479
                                        ------------
                                 PAR
                               (000)
                               -----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.9%
    Federal Home Loan
      Bank
      5.70%, 07/07/00      $  25,000      24,734,792
    Federal Home Loan
      Mortgage Corp.
      5.95%, 07/03/00         10,000       9,895,875
                                        ------------
  (Cost $34,630,667)                      34,630,667
                                        ------------

COMMERCIAL PAPER -- 6.9%
    CIT Group Holdings
      6.00%, 05/01/00         20,200      20,200,000
    Household Finance
      Corp.
      6.00%, 05/01/00         10,000      10,000,000
                                        ------------
  (Cost $30,200,000)                      30,200,000
                                        ------------

ASAF JANUS
SMALL-CAP GROWTH FUND

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.7%
    Temporary Investment
      Cash Fund            1,630,910    $  1,630,910
    Temporary Investment
      Fund                 1,630,910       1,630,910
                                        ------------
  (Cost $3,261,820)                        3,261,820
                                        ------------

TOTAL INVESTMENTS -- 99.0%
  (Cost $414,589,686)                    432,093,246
OTHER ASSETS LESS
  LIABILITIES -- 1.0%                      4,246,638
                                        ------------
NET ASSETS -- 100.0%                    $436,339,884
                                        ============

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF T. ROWE PRICE
SMALL COMPANY VALUE FUND

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
COMMON STOCK -- 93.6%
  AIRLINES -- 1.2%
    Midwest Express
      Holdings, Inc.*          36,700   $   928,969
                                        -----------

  AUTOMOTIVE PARTS -- 1.6%
    Myers Industries, Inc.     33,710       471,940
    OEA, Inc.*                 48,600       486,000
    TBC Corp.*                 47,700       262,350
                                        -----------
                                          1,220,290
                                        -----------
  BROADCASTING -- 0.7%
    Saga Communications,
      Inc. Cl-A*               25,650       519,413
                                        -----------

  BUILDING MATERIALS --11.4%
    Ameron International
      Corp.                     6,700       238,269
    Cameron Ashley Building
      Products, Inc.*          56,700       992,249
    Florida Rock Industries,
      Inc.                     12,100       391,738
    Gibraltar Steel Corp.      30,500       526,125
    Insituform Technology,
      Inc.*                    24,300       815,569
    Lone Star Technologies,
      Inc.*                    36,200     1,669,724
    Modine Manufacturing Co.   22,100       487,581
    Republic Group, Inc.       51,000       583,313
    SCP Pool Corp.*            21,600       795,150
    Skyline Corp.              30,000       611,250
    Thomas Industries, Inc.    32,400       652,050
    U.S. Aggregates, Inc.      40,500       688,500
                                        -----------
                                          8,451,518
                                        -----------
  BUSINESS SERVICES -- 1.1%
    IT Group, Inc.*            89,000       595,188
    StaffMark, Inc.*           36,800       241,500
                                        -----------
                                            836,688
                                        -----------
  CABLE TELEVISION -- 0.2%
    Sinclair Broadcasting
      Group, Inc.*             21,600       168,750
                                        -----------

  CHEMICALS -- 2.8%
    Arch Chemicals, Inc.       38,000       750,500
    Schulman, (A.), Inc.       29,700       382,388
    TETRA Technologies,
      Inc.*                    66,700       950,475
                                        -----------
                                          2,083,363
                                        -----------

  CLOTHING & APPAREL -- 0.9%
    Dan River, Inc. Cl-A*      56,500       321,344
    Unifi, Inc.*               35,100       357,581
                                        -----------
                                            678,925
                                        -----------
  COMPUTER HARDWARE -- 1.1%
    Analogic Corp.             20,000       813,750
                                        -----------

                              SHARES       VALUE
---------------------------------------------------
---------------------------------------------------

  COMPUTER SERVICES & SOFTWARE -- 4.0%
    Analysts International
      Corp.                    47,200   $   525,100
    CompuCom Systems, Inc.*    72,800       250,250
    Progress Software*         50,700     1,014,000
    SPSS, Inc.*                42,600     1,214,100
                                        -----------
                                          3,003,450
                                        -----------

  CONSUMER PRODUCTS & SERVICES -- 0.6%
    Culp, Inc.                 32,200       187,163
    Packaged Ice, Inc.*        80,900       288,206
                                        -----------
                                            475,369
                                        -----------

  CONTAINERS & PACKAGING -- 3.4%
    Aptargroup, Inc.           40,500     1,154,250
    Ivex Packaging Corp.*      62,100       558,900
    Liqui-Box Corp.            17,400       830,850
                                        -----------
                                          2,544,000
                                        -----------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 8.8%
    Electro Rental Corp.*      75,800       833,800
    FLIR Systems, Inc.*        37,800       278,775
    Franklin Electric Co.,
      Inc.                     11,800       839,275
    Landauer, Inc.             16,900       310,538
    Littelfuse, Inc.*          45,900     1,629,449
    Methode Electronics,
      Inc. Cl-A                51,100     2,129,432
    Pioneer-Standard
      Electronics, Inc.        32,400       496,125
                                        -----------
                                          6,517,394
                                        -----------

  ENVIRONMENTAL SERVICES -- 1.1%
    Newpark Resources, Inc.*   86,300       711,975
    Waterlink, Inc.*           39,200       100,450
                                        -----------
                                            812,425
                                        -----------

  EQUIPMENT SERVICES -- 0.2%
    Unifirst Corp.             18,900       181,913
                                        -----------

  FINANCIAL -- BANK & TRUST -- 6.0%
    Community First
      Bankshares, Inc.         58,000       978,749
    First Republic Bank*       38,300       751,638
    Silicon Valley
      Bancshares*              41,800     2,581,149
    Southwest Bancorporation
      of Texas, Inc.*           5,000        97,813
                                        -----------
                                          4,409,349
                                        -----------

  FINANCIAL SERVICES -- 4.7%
    Allied Capital Corp.       62,300     1,164,230
    American Capital
      Strategies Ltd.          27,000       654,750
    First Financial Fund,
      Inc.**                   76,300       615,169
    Medallion Financial
      Corp.                    16,100       266,656
    Triad Guaranty, Inc.*      39,400       827,400
                                        -----------
                                          3,528,205
                                        -----------

ASAF T. ROWE PRICE
SMALL COMPANY VALUE FUND

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
FOOD -- 0.6%
    International Multifoods
      Corp.                    32,400   $   415,125
                                        -----------

  FURNITURE -- 0.9%
    Stanley Furniture Co.,
      Inc.*                    29,700       681,244
                                        -----------

  INSURANCE -- 4.4%
    Brown & Brown, Inc.        40,400     1,621,050
    Markel Corp.*               5,300       768,500
    Medical Assurance, Inc.*   39,730       526,423
    Presidential Life Corp.    25,600       407,600
                                        -----------
                                          3,323,573
                                        -----------

  LUMBER & WOOD PRODUCTS -- 0.6%
    Deltic Timber Corp.        20,100       442,200
                                        -----------
  MACHINERY & EQUIPMENT -- 3.7%
    Alamo Group, Inc.          13,400       145,725
    Carbo Ceramics, Inc.       24,300       807,975
    Smith, (A.O.) Corp.        35,100       721,744
    TransTechnology Corp.      35,600       500,625
    Woodward Governor Co.      26,400       582,450
                                        -----------
                                          2,758,519
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.9%
    Ocular Sciences, Inc.*     24,200       400,813
    Owens & Minor, Inc.        87,600     1,051,200
                                        -----------
                                          1,452,013
                                        -----------

  METALS & MINING -- 1.9%
    Homestake Mining Co.       34,300       205,800
    Layne Christensen Co.*     30,500       129,625
    Material Sciences Corp.*   43,400       461,125
    Penn Virginia Corp.        32,900       592,200
                                        -----------
                                          1,388,750
                                        -----------
  OFFICE EQUIPMENT -- 3.9%
    Aaron Rents, Inc. Cl-A     15,000       231,563
    Aaron Rents, Inc. Cl-B     34,100       494,450
    CompX International,
      Inc.                     37,000       730,750
    IDEX Corp.                 34,500     1,078,124
    McGrath Rentcorp           23,000       368,719
                                        -----------
                                          2,903,606
                                        -----------

  OIL & GAS -- 4.0%
    Chieftan International,
      Inc.*                    51,300       974,700
    Cross Timbers Oil Co.      65,500       945,656
    Devon Energy Corp.         22,400     1,079,400
                                        -----------
                                          2,999,756
                                        -----------

  PAPER & FOREST PRODUCTS -- 1.0%
    CSS Industries, Inc.*      10,800       211,950
    Wausau-Mosinee Paper
      Corp.                    46,680       565,995
                                        -----------
                                            777,945
                                        -----------

                              SHARES       VALUE
---------------------------------------------------
---------------------------------------------------

  PERSONAL SERVICES -- 1.4%
    Matthews International
      Corp. Cl-A               44,100   $ 1,014,300
                                        -----------

  PHARMACEUTICALS -- 0.4%
    Coulter Pharmaceutical,
      Inc.*                    17,000       310,250
                                        -----------

  REAL ESTATE -- 4.7%
    Glenborough Realty
      Trust, Inc. [REIT]       63,400       935,150
    Innkeepers USA Trust
      [REIT]                   57,200       514,800
    Pacific Gulf Properties,
      Inc. [REIT]              37,000       795,500
    Parkway Co. [REIT]         15,800       474,000
    Sun Communities, Inc.
      [REIT]                   24,300       804,938
                                        -----------
                                          3,524,388
                                        -----------

  RESTAURANTS -- 4.6%
    Consolidated Products,
      Inc.*                    55,048       502,313
    RARE Hospitality
      International, Inc.*     43,200     1,336,500
    Ruby Tuesday, Inc.         75,000     1,570,313
                                        -----------
                                          3,409,126
                                        -----------

  RETAIL & MERCHANDISING -- 4.5%
    Bon-Ton Stores, Inc.*      37,700        89,538
    Casey's General Stores,
      Inc.                     67,400       787,737
    Fred's, Inc.               35,600       560,700
    Goody's Family Clothing*   67,500       438,750
    Hancock Fabrics, Inc.      51,300       201,994
    Jo-Ann Stores, Inc.
      Cl-B*                    32,900       252,919
    Stein Mart, Inc.*         114,700     1,030,507
                                        -----------
                                          3,362,145
                                        -----------

  TRANSPORTATION -- 1.9%
    Hub Group, Inc. Cl-A*      28,300       339,600
    Landstar Systems, Inc.*    19,100     1,093,475
                                        -----------
                                          1,433,075
                                        -----------

  UTILITIES -- 3.4%
    Black Hills Corp.          39,900       915,206
    Cleco Corp.                27,000       929,813
    United Water Resources,
      Inc.                     20,000       695,000
                                        -----------
                                          2,540,019
                                        -----------
TOTAL COMMON STOCK
  (Cost $70,672,036)                     69,909,805
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
PREFERRED STOCK -- 0.4%
  OIL & GAS
    Cross Timbers Oil Co.
      $1.5625 Cl-A
  (Cost $294,277)               8,900   $   282,575
                                        -----------
                                PAR
                               (000)
                              -------
COMMERCIAL PAPER -- 3.3%
    AWB Finance Ltd.+
      6.05%, 05/26/00         $ 1,000       995,799
    Equilon Enterprises LLC
      6.02%, 05/17/00           1,500     1,495,986
                                        -----------
  (Cost $2,491,785)                       2,491,785
                                        -----------

                              SHARES       VALUE
---------------------------------------------------
---------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%
    Temporary Investment
      Cash Fund
  (Cost $1,416,727)           1,416,727 $ 1,416,727
                                        -----------
TOTAL INVESTMENTS -- 99.2%
  (Cost $74,874,825)                     74,100,892
OTHER ASSETS LESS LIABILITIES -- 0.8%       599,795
                                        -----------
NET ASSETS -- 100.0%                    $74,700,687
                                        ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
 * Non-income producing security.
** Closed-end fund.
 + Security is restricted to resale and may not be resold except to qualified institutional buyers. At the end of the period, this security amounted to 1.3% of net assets.

See Notes to Financial Statements.

ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND

------------------------------------------------------
                             SHARES              VALUE
------------------------------------------------------
COMMON STOCK -- 59.6%
  ADVERTISING -- 0.1%
    DoubleClick, Inc.*        1,200       $     91,050
                                          ------------

  AEROSPACE -- 0.6%
    Boeing Co.               17,600            698,500
    United Technologies
      Corp.                   3,600            223,875
                                          ------------
                                               922,375
                                          ------------

  AIRLINES -- 0.1%
    AMR Corp.*                2,300             78,344
    Delta Air Lines,
      Inc.                      900             47,475
                                          ------------
                                               125,819
                                          ------------

  AUTOMOBILE MANUFACTURERS -- 0.6%
    Ford Motor Co.           12,500            683,593
    General Motors Corp.      2,900            271,513
                                          ------------
                                               955,106
                                          ------------

  BEVERAGES -- 0.5%
    Anheuser-Busch
      Companies, Inc.         3,800            268,138
    Coors, (Adolph) Co.
      Cl-B                    3,100            158,100
    PepsiCo, Inc.             8,400            308,175
                                          ------------
                                               734,413
                                          ------------

  BROADCASTING -- 0.7%
    CBS Corp.*               18,700          1,098,625
                                          ------------
  BUILDING MATERIALS -- 0.1%
    Centex Construction
      Products, Inc.          3,500            108,063
                                          ------------
  CABLE TELEVISION -- 0.3%
    Comcast Corp. Cl-A*      12,300            492,769
                                          ------------

  CAPITAL GOODS -- 0.2%
    Cummins Engine Co.,
      Inc.                    7,500            266,719
                                          ------------

  CHEMICALS -- 0.9%
    Dow Chemical Co.          9,400          1,062,200
    DuPont, (E.I.) de
      Nemours & Co.           8,200            388,988
                                          ------------
                                             1,451,188
                                          ------------

  CLOTHING & APPAREL -- 0.1%
    American Eagle
      Outfitters, Inc.*       4,200             71,400
    Jones Apparel Group,
      Inc.*                   5,500            163,281
                                          ------------
                                               234,681
                                          ------------

  COMPUTER HARDWARE -- 3.1%
    Adaptec, Inc.*            6,800            183,600
    Apple Computer,
      Inc.*                   3,600            446,625

                             SHARES              VALUE
------------------------------------------------------
------------------------------------------------------
    Dell Computer Corp.*      8,700       $    436,088
    EMC Corp.*                7,900          1,097,606
    Hewlett-Packard Co.      13,500          1,822,500
    International
      Business Machines
      Corp.                   9,000          1,004,625
                                          ------------
                                             4,991,044
                                          ------------

  COMPUTER SERVICES & SOFTWARE -- 7.1%
    Automatic Data
      Processing, Inc.        6,300            339,019
    Cisco Systems, Inc.*     55,600          3,854,643
    Computer Associates
      International,
      Inc.                    7,100            396,269
    Electronic Data
      Systems Corp.           7,500            515,625
    Microsoft Corp.*         39,800          2,776,049
    Oracle Corp.*            22,700          1,814,581
    Siebel Systems,
      Inc.*                     900            110,588
    Sun Microsystems,
      Inc.*                  14,000          1,287,125
    Sybase, Inc.*             7,500            151,406
    Symantec Corp.*           3,000            187,313
    VERITAS Software
      Corp.*                  2,000            214,531
                                          ------------
                                            11,647,149
                                          ------------

  CONGLOMERATES -- 1.0%
    Corning, Inc.             5,500          1,086,250
    Tyco International
      Ltd.                   10,800            496,125
                                          ------------
                                             1,582,375
                                          ------------

  CONSTRUCTION -- 0.1%
    Dycom Industries,
      Inc.*                   1,900             98,800
                                          ------------

  CONSUMER PRODUCTS & SERVICES -- 0.8%
    Fortune Brands, Inc.      4,800            120,000
    Procter & Gamble Co.      7,600            453,149
    Tupperware Corp.          9,900            186,863
    Universal Corp.           4,500             84,938
    Whirlpool Corp.           6,900            449,363
                                          ------------
                                             1,294,313
                                          ------------

  CONTAINERS & PACKAGING -- 0.1%
    Ball Corp.                4,700            148,050
                                          ------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 4.0%
    American Power
      Conversion Corp.*       3,800            134,188
    AVX Corp.*                2,600            253,338
    Comverse Technology,
      Inc.*                   6,500            579,718
    Credence Systems
      Corp.*                  1,500            214,125
    Electronics for
      Imaging, Inc.*          3,200            167,200
    General Electric Co.     20,900          3,286,524

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

------------------------------------------------------
                             SHARES              VALUE
------------------------------------------------------
    Harmonic, Inc.*           1,500       $    110,719
    KEMET Corp.*              6,100            454,450
    Rockwell
      International
      Corp.                   3,800            149,625
    Texas Instruments,
      Inc.                    2,100            342,038
    Vishay
      Intertechnology,
      Inc.*                  11,100            931,012
                                          ------------
                                             6,622,937
                                          ------------

  ENTERTAINMENT & LEISURE -- 0.7%
    Carnival Corp.            2,000             49,750
    Disney, (Walt) Co.       15,900            688,668
    Pixar, Inc.*              3,800            141,313
    Viacom, Inc. Cl-B*        5,700            309,938
                                          ------------
                                             1,189,669
                                          ------------

  EQUIPMENT SERVICES -- 0.2%
    Hertz Corp. Cl-A          8,100            252,619
                                          ------------

  FINANCIAL -- BANK & TRUST -- 2.7%
    Bank of America
      Corp.                  17,600            862,400
    Chase Manhattan
      Corp.                  32,700          2,356,443
    Old Kent Financial
      Corp.                   8,500            256,063
    Silicon Valley
      Bancshares*             1,600             98,800
    UnionBanCal Corp.        24,100            667,269
    Wells Fargo & Co.         3,400            139,613
                                          ------------
                                             4,380,588
                                          ------------
  FINANCIAL SERVICES -- 4.3%
    AMBAC Financial
      Group, Inc.            17,000            816,000
    Citigroup, Inc.          30,700          1,824,730
    Deluxe Corp.             15,000            377,813
    Fannie Mae Corp.         21,300          1,284,656
    Freddie Mac Corp.         9,100            418,031
    Merrill Lynch & Co.,
      Inc.                    1,300            132,519
    Morgan Stanley, Dean
      Witter & Co.           22,800          1,749,900
    Providian Financial
      Corp.                   5,500            484,344
                                          ------------
                                             7,087,993
                                          ------------
  FOOD -- 1.9%
    General Mills, Inc.       2,600             94,575
    Hormel Foods Corp.       11,000            167,750
    IBP, Inc.                25,600            422,399
    Quaker Oats Co.          19,200          1,251,599
    Ralston Purina Group     13,000            229,938
    Safeway, Inc.*            7,700            339,763

                             SHARES              VALUE
------------------------------------------------------
------------------------------------------------------
    Suiza Foods Corp.*       10,100       $    393,269
    Sysco Corp.               2,500             94,063
                                          ------------
                                             2,993,356
                                          ------------

  HEALTHCARE SERVICES -- 0.9%
    Amgen, Inc.*             11,100            621,600
    Oxford Health Plans,
      Inc.*                  10,600            201,400
    PacifiCare Health
      Systems, Inc.*          3,200            164,600
    United Healthcare
      Group, Inc.*            6,300            420,131
                                          ------------
                                             1,407,731
                                          ------------

  INSURANCE -- 1.5%
    American
      International
      Group, Inc.             1,450            159,047
    Arthur J. Gallagher
      & Co.                   8,800            327,800
    CIGNA Corp.               4,900            390,775
    Lincoln National
      Corp.                  27,300            950,381
    MGIC Investment
      Corp.                   7,700            368,156
    Radian Group, Inc.        4,500            229,219
                                          ------------
                                             2,425,378
                                          ------------

  INTERNET SERVICES -- 1.2%
    America Online,
      Inc.*                  20,100          1,202,231
    Exodus
      Communications,
      Inc.*                     600             53,063
    Yahoo!, Inc.*             5,000            651,250
                                          ------------
                                             1,906,544
                                          ------------

  MACHINERY & EQUIPMENT -- 0.9%
    Illinois Tool Works,
      Inc.                   15,094            966,959
    Ingersoll-Rand Co.        8,800            413,050
                                          ------------
                                             1,380,009
                                          ------------

  MEDICAL SUPPLIES & EQUIPMENT -- 0.9%
    Bard, (C.R.), Inc.        8,700            378,994
    Johnson & Johnson
      Co.                    12,000            990,000
    Mallinckrodt, Inc.        5,400            145,125
                                          ------------
                                             1,514,119
                                          ------------

  METALS & MINING -- 0.2%
    Alcan Aluminum Ltd.       4,700            153,925
    Alcoa, Inc.               3,400            220,575
                                          ------------
                                               374,500
                                          ------------

  OIL & GAS -- 3.4%
    Amerada Hess Corp.       27,800          1,768,775
    Apache Corp.             18,300            886,406

ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND

------------------------------------------------------
                             SHARES              VALUE
------------------------------------------------------
    BP Amoco PLC [ADR]        9,512       $    485,112
    Ensco International,
      Inc.                   11,100            368,381
    Exxon Mobil Corp.         6,100            473,894
    Kerr-McGee Corp.         16,200            838,350
    Noble Drilling
      Corp.*                  2,900            115,819
    Texaco, Inc.              2,200            108,900
    Union Pacific
      Resources Group,
      Inc.                   18,900            362,644
                                          ------------
                                             5,408,281
                                          ------------
  PAPER & FOREST PRODUCTS -- 0.7%
    Georgia Pacific
      Group                   5,300            194,775
    Kimberly-Clark Corp.      4,000            232,250
    Temple-Inland, Inc.       4,300            215,538
    Weyerhaeuser Co.          8,000            427,500
                                          ------------
                                             1,070,063
                                          ------------

  PHARMACEUTICALS --4.0%
    Allergan, Inc.            3,000            176,625
    Andrx Corp.*              1,800             92,138
    Biogen, Inc.*             4,000            235,250
    Bristol-Meyers
      Squibb Co.             13,100            686,931
    Elan Corp. PLC
      [ADR]*                  3,900            167,213
    Ivax Corp.*              20,400            558,450
    Jones Pharma, Inc.        5,250            151,266
    MedImmune, Inc.*          1,600            255,900
    Merck & Co., Inc.         8,600            597,700
    Pfizer, Inc.             31,500          1,326,937
    Schering-Plough
      Corp.                  24,300            979,594
    Warner-Lambert Co.       10,800          1,229,174
                                          ------------
                                             6,457,178
                                          ------------

  PRINTING & PUBLISHING -- 0.3%
    Valassis
      Communications,
      Inc.*                  12,700            432,594
                                          ------------

  RESTAURANTS -- 0.4%
    Brinker
      International,
      Inc.*                   9,600            306,000
    Jack in the Box,
      Inc.*                  11,800            289,100
                                          ------------
                                               595,100
                                          ------------

  RETAIL & MERCHANDISING -- 3.3%
    Best Buy Co., Inc.*       4,300            347,225
    Federated Department
      Stores, Inc.*           4,800            163,200
    Home Depot, Inc.         29,700          1,665,056
    Sears, Roebuck & Co.      7,800            285,675
    Tiffany & Co.             1,700            123,569
    Wal-Mart Stores,
      Inc.                   43,500          2,408,813
    Zale Corp.*               7,800            321,750
                                          ------------
                                             5,315,288
                                          ------------

                             SHARES              VALUE
------------------------------------------------------
------------------------------------------------------

  SEMICONDUCTORS -- 3.4%
    Applied Materials,
      Inc.*                  15,000       $  1,527,188
    Conexant Systems,
      Inc.*                   1,700            101,788
    Integrated Device
      Technology, Inc.*      13,700            658,456
    Intel Corp.              16,100          2,041,680
    Lam Research Corp.*       7,900            362,413
    LSI Logic Corp.*          5,800            362,500
    National
      Semiconductor
      Corp.*                  7,300            443,475
                                          ------------
                                             5,497,500
                                          ------------

  TELECOMMUNICATIONS -- 7.0%
    Adelphia
      Communications
      Corp. Cl-A*             2,300            113,994
    Adtran, Inc.*             2,900            195,931
    AT&T Corp.               23,800          1,111,163
    Bell Atlantic Corp.       6,500            385,125
    BellSouth Corp.          25,900          1,261,005
    Commscope, Inc.*         11,600            551,000
    Cox Communications,
      Inc. Cl-A*              6,400            274,000
    GTE Corp.                11,800            799,450
    Lucent Technologies,
      Inc.                   12,800            796,000
    MCI WorldCom, Inc.*       4,800            218,100
    Motorola, Inc.            1,400            166,688
    Nextel
      Communications,
      Inc. Cl-A*              2,900            317,369
    NEXTLINK
      Communications,
      Inc. Cl-A*              1,200            101,175
    Nortel Networks
      Corp.                   8,100            917,325
    QUALCOMM, Inc.*           7,600            824,125
    SBC Communications,
      Inc.                   29,935          1,311,526
    Scientific-Atlanta,
      Inc.                    5,600            364,350
    Sprint Corp. (FON
      Group)                 19,500          1,199,250
    Sprint Corp. (PCS
      Group)*                 5,500            302,500
    U.S. West, Inc.           2,700            192,206
                                          ------------
                                            11,402,282
                                          ------------

  TRANSPORTATION -- 0.1%
    Paccar, Inc.              4,900            233,056
                                          ------------

  UTILITIES -- 1.2%
    AES Corp.*                1,700            152,894
    Calpine Corp.*            2,500            228,750
    Energy East Corp.         5,300            110,638

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

------------------------------------------------------
                             SHARES              VALUE
------------------------------------------------------
    Minnesota Power,
      Inc.                    7,200       $    132,750
    Public Service
      Enterprise Group,
      Inc.                   12,900            462,787
    Reliant Energy, Inc.     13,900            370,087
    Southern Co.              9,600            239,400
    Texas Utilities Co.       4,500            151,594
    UtiliCorp United,
      Inc.                    5,200            100,100
                                          ------------
                                             1,949,000
                                          ------------
TOTAL COMMON STOCK
  (Cost $83,878,699)                        96,138,324
                                          ------------
                                   PAR
                                 (000)
                                 -----
CORPORATE OBLIGATIONS -- 7.8%
  AEROSPACE -- 0.4%
    Raytheon Corp. 144A
      8.20%, 03/01/06        $  600            599,250
                                          ------------

  AUTOMOBILE MANUFACTURERS -- 0.4%
    Daimler Chrysler
      7.125%, 03/01/02          600            596,250
                                          ------------

  AUTOMOTIVE PARTS -- 0.1%
    Lear Corp.
      7.96%, 05/15/05           250            232,188
                                          ------------
  BEVERAGES -- 0.1%
    Pepsi Bottling
      Group, Inc. 144A
      7.00%, 03/01/29           150            135,750
                                          ------------

  BROADCASTING -- 0.2%
    British Sky
      Broadcasting
      6.875%, 02/23/09          200            175,500
    Liberty Media Group
      144A
      8.25%, 02/01/30           200            190,250
                                          ------------
                                               365,750
                                          ------------

  CONSUMER PRODUCTS & SERVICES -- 0.1%
    Fort James Corp.
      6.625%, 09/15/04          150            143,813
                                          ------------

  DIVERSIFIED -- 0.4%
    Tyco International
      Group SA 144A
      6.875%, 09/05/02          600            589,500
                                          ------------

  FINANCIAL -- BANK & TRUST -- 0.6%
    Bank of America
      Corp.
      7.80%, 02/15/10           500            500,000
    Fleet National Bank
      5.75%, 01/15/09           200            173,750

                                PAR
                              (000)              VALUE
------------------------------------------------------
------------------------------------------------------
    NationsBank Corp.
      6.125%, 07/15/04       $  200       $    188,500
    Southern Investments
      UK
      6.80%, 12/01/06           100             94,250
                                          ------------
                                               956,500
                                          ------------

  FINANCIAL SERVICES -- 2.3%
    BMW Vehicle Owner
      Trust
      6.41%, 04/25/03           400            396,662
    Cilcorp, Inc.
      8.70%, 10/15/09           400            404,500
    Ford Motor Credit
      Co.
      7.50%, 03/15/05         2,200          2,172,499
    Hutchison Whampoa
      Financial Corp.
      144A
      7.45%, 08/01/17           200            182,750
    Lehman Brothers
      Holdings, Inc.
      6.625%, 04/01/04          200            191,250
    Morgan Stanley, Dean
      Witter & Co.
      7.125%, 01/15/03          400            395,500
                                          ------------
                                             3,743,161
                                          ------------

  INSURANCE -- 0.0%
    Conseco, Inc.
      6.40%, 06/15/01           100             65,500
                                          ------------

  OIL & GAS -- 0.8%
    Enron Corp.
      6.70%, 11/15/06           400            376,000
    Gulf Canada
      Resources Ltd.
      8.35%, 08/01/06           200            197,000
    Petro Geo-Services
      ASA
      6.625%, 03/30/08          400            366,000
    USX Corp.
      6.65%, 02/01/06           300            281,625
                                          ------------
                                             1,220,625
                                          ------------

  REAL ESTATE -- 0.1%
    Chelsea GCA Realty,
      Inc. [REIT]
      7.25%, 10/21/07           200            181,000
                                          ------------

  RETAIL & MERCHANDISING -- 0.7%
    Home Depot, Inc.
      6.50%, 09/15/04           400            387,000
    Wal-Mart Stores,
      Inc.
      6.875%, 08/10/09          800            771,000
                                          ------------
                                             1,158,000
                                          ------------

ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND

------------------------------------------------------
                                PAR
                              (000)              VALUE
------------------------------------------------------
TELECOMMUNICATIONS -- 1.4%
    CSC Holdings, Inc.
      8.125%, 07/15/09       $  750       $    711,562
    GTE North, Inc.
      5.65%, 11/15/08           200            173,250
    KPNQwest NV
      8.125%, 06/01/09          350            334,250
    MCI WorldCom, Inc.
      6.95%, 08/15/28           400            354,500
    TCI Communications,
      Inc.
      8.75%, 08/01/15           150            159,563
    WorldCom, Inc.
      7.55%, 04/01/04           500            499,375
                                          ------------
                                             2,232,500
                                          ------------

  UTILITIES -- 0.2%
    Alliant Energy
      Resources 144A
      7.375%, 11/09/09          400            390,000
                                          ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $12,910,666)                        12,609,787
                                          ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.2%
    Federal Home Loan
      Mortgage Corp.
      7.00%, 06/01/14-
        08/01/29              1,611          1,562,466
      7.50%, 08/01/29         1,772          1,736,993
                                          ------------
                                             3,299,459
                                          ------------
    Federal National
      Mortgage Assoc.
      5.25%, 01/15/03         1,500          1,430,049
      6.00%, 12/01/13-
         10/01/28             2,270          2,078,610
      6.50%, 04/29/09-
         01/01/28             2,886          2,686,488
      6.50%, 05/15/30
         [TBA]                2,500          2,332,812
      7.00%, 05/01/11-
         07/01/29             1,840          1,776,541
      7.125%, 02/15/05-
         01/15/30             1,450          1,440,635
      7.25%, 01/15/10         1,150          1,147,063
      7.50%, 07/01/29-
         11/01/29             1,917          1,876,225
      8.00%, 05/15/30
         [TBA]                1,200          1,198,125
                                          ------------
                                            15,966,548
                                          ------------
    Government National
      Mortgage Assoc.
      6.00%, 08/15/28           181            164,564
      6.50%, 11/23/10
         [TBA]                1,000            936,563

                                PAR
                              (000)              VALUE
------------------------------------------------------
------------------------------------------------------
      6.50%, 05/15/28        $  231       $    216,470
      7.00%, 05/15/30
         [TBA]                1,400          1,346,188
      7.50%, 01/01/20
         [TBA]                1,000            983,125
                                          ------------
                                             3,646,910
                                          ------------
  (Cost $23,539,014)                        22,912,917
                                          ------------
U.S. TREASURY OBLIGATIONS -- 16.1%
    U.S. Treasury Bonds
      4.25%, 01/15/10         1,507          1,551,794
      8.75%, 05/15/17           500            625,629
      7.875%, 02/15/21        4,000          4,739,664
      6.125%, 08/15/29        1,300          1,302,498
                                          ------------
                                             8,219,585
                                          ------------
    U.S. Treasury Notes
      4.875%, 03/31/01        4,500          4,436,558
      6.625%, 07/31/01          500            500,021
      6.375%, 01/31/02        2,500          2,486,868
      6.00%, 07/31/02-
         08/15/04               250            245,664
      5.875%, 09/30/02-
         11/15/04             3,200          3,118,073
      5.75%, 11/30/02-
         08/15/03             3,050          2,984,128
      6.875%, 05/15/06        2,000          2,035,894
      6.50%, 10/15/06-
         02/15/10             1,900          1,930,050
                                          ------------
                                            17,737,256
                                          ------------
  (Cost $26,067,629)                        25,956,841
                                          ------------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.8%
    Case Equipment Loan
      Trust Series
      1998-B Cl-A4
      5.92%, 10/15/05           200            195,897
    CIT RV Trust Series
      1998-A
      Cl-A4
      6.09%, 02/15/12           100             96,611
    Comed Transitional
      Funding Trust
      Series 1998-1
      Cl-A6
      5.63%, 06/25/09           100             90,982
    General Motors
      Acceptance Corp.
      Series 1999-Cl
      Cl-A2
      6.175%, 05/15/33          150            135,174
    Morgan Stanley
      Capital I Series
      1998-WF1 Cl-A2
      6.55%, 12/15/07           500            468,486

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

------------------------------------------------------
                                PAR
                              (000)              VALUE
------------------------------------------------------
    Nationslink Funding
      Corp. Series
      1998-2 Cl-A1
      6.001%, 11/20/07       $   91       $     85,798
    Nationslink Funding
      Corp. Series
      1999-1 Cl-A2
      6.316%, 11/20/08          250            229,221
                                          ------------
  (Cost $1,380,206)                          1,302,169
                                          ------------
                             PRINCIPAL
                              IN LOCAL
                              CURRENCY
                                 (000)
                             ---------
FOREIGN BONDS -- 1.0%
  CANADA -- 0.5%
    Canadian Government
      5.00%, 09/01/04         1,200            771,635
                                          ------------

  UNITED KINGDOM -- 0.5%
    United Kingdom
      Treasury
      9.00%, 10/13/08           450            869,073
                                          ------------

TOTAL FOREIGN BONDS
  (Cost $1,667,177)                          1,640,708
                                          ------------
                                   PAR
                                 (000)
                                 -----
SOVEREIGN ISSUES -- 0.2%
  CANADA
    Quebec Province
      7.50%, 09/15/29
  (Cost $345,793)            $  350            340,568
                                          ------------

TOTAL
  INVESTMENTS -- 99.7%
  (Cost $149,789,184)                      160,901,314
OTHER ASSETS LESS LIABILITIES -- 0.3%          485,448
                                          ------------
NET ASSETS -- 100.0%                      $161,386,762
                                          ============

-------------------------------------------------------

Cash with an aggregate market value of $187,500 has been segregated with the custodian to cover margin requirements for the following open futures contracts at April 30, 2000:

               EXPIRATION   NUMBER OF    UNREALIZED
 DESCRIPTION     MONTH      CONTRACTS   APPRECIATION
----------------------------------------------------
S&P 500 Index    06/00         10         $40,654
                                          =======

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.3% of net assets.

See Notes to Financial Statements.

ASAF FEDERATED
HIGH YIELD BOND FUND

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
CORPORATE OBLIGATIONS -- 93.7%
  AEROSPACE -- 0.4%
    Anteon Corp.
      12.00%, 05/15/09        $  550   $    497,750
                                       ------------

  AUTOMOTIVE PARTS -- 3.7%
    Accuride Corp. Cl-B
      9.25%, 02/01/08            375        321,563
    Aftermarket Technology,
      Inc.
      12.00%, 08/01/04           100        101,000
    Aftermarket Technology,
      Inc. Cl-D
      12.00%, 08/01/04           425        429,250
    American Axle &
      Manufacturing, Inc.
      9.75%, 03/01/09          1,250      1,196,875
    French, (J.L.)
      Automotive Casting,
      Inc. 144A
      11.50%, 06/01/09           600        595,500
    HDA Parts System, Inc.
      12.00%, 08/01/05           500        332,500
    Lear Corp.
      9.50%, 07/15/06             50         48,875
      8.11%, 05/15/09          1,250      1,122,075
    Oxford Automotive, Inc.
      10.125%, 06/15/07          300        283,500
                                       ------------
                                          4,431,138
                                       ------------
  BEVERAGES -- 0.6%
    National Wine & Spirits
      10.125%, 01/15/09          175        167,125
    Triarc Consumer Beverage
      10.25%, 02/15/09           625        590,625
                                       ------------
                                            757,750
                                       ------------

  BROADCASTING -- 6.0%
    Acme Television Co. Cl-B
      [STEP]
      10.717%, 09/30/04          475        437,266
    Big City Radio, Inc.
      [STEP]
      13.028%, 03/15/05          450        268,013
    Capstar Broadcasting
      Corp.
      9.25%, 07/01/07            100        101,000
    Chancellor Media Corp.
      9.00%, 10/01/08          1,425      1,446,374
    Chancellor Media Corp.
      L.A. Cl-B
      8.75%, 06/15/07             50         49,500
      8.125%, 12/15/07         1,525      1,521,187
    Fox/Liberty Networks LLC
      8.875%, 08/15/07           400        402,000
      9.709%, 08/15/07
      [STEP]                     525        417,594

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
    Sinclair Broadcasting
      Group, Inc.
      9.00%, 07/15/07         $  425   $    380,375
      8.75%, 12/15/07            425        376,125
    UIH Australia Pacific,
      Inc. Cl-B [STEP]
      15.663%, 05/15/06          325        295,960
    United International
      Holdings, Inc. Cl-B
      [STEP]
      11.179%, 02/15/08        1,600      1,080,680
    XM Satellite Radio, Inc.
      144A
      14.00%, 03/15/10           375        340,313
                                       ------------
                                          7,116,387
                                       ------------

  BUILDING MATERIALS -- 0.9%
    American Builders &
      Contractors Supply
      Co., Inc. Cl-B
      10.625%, 05/15/07          300        253,500
    Building Materials
      Holdings Corp.
      8.625%, 12/15/06           250        223,125
    Juno Lighting, Inc.
      11.875%, 07/01/09          300        253,500
    NCI Building Systems,
      Inc. Cl-B
      9.25%, 05/01/09            300        276,000
                                       ------------
                                          1,006,125
                                       ------------

  BUSINESS SERVICES -- 4.4%
    Dialog Corp. PLC Cl-A
      11.00%, 11/15/07           425        427,125
    Intermedia
      Communications, Inc.
      [STEP]
      9.733%, 05/15/06           100         94,500
      12.286%, 03/01/09        1,450        892,349
    Intermedia
      Communications, Inc.
      Cl-B
      10.56%, 07/15/07
      [STEP]                     850        661,265
      8.875%, 11/01/07            50         47,000
      8.60%, 06/01/08            275        253,688
    Orion Network Systems
      11.25%, 01/15/07           625        378,125
    Sitel Corp.
      9.25%, 03/15/06            375        343,125
    Teligent, Inc.
      11.50%, 12/01/07           625        546,875
    Teligent, Inc. Cl-B
      [STEP]
      14.94%, 03/01/08           650        341,552
    U.S. Office Products Co.
      9.75%, 06/15/08            925        282,125

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    Winstar Communications
      144A
      10.525%, 04/15/10
      [STEP]                  $1,119   $    520,423
      12.75%, 04/15/10           382        368,583
                                       ------------
                                          5,156,735
                                       ------------
  CABLE TELEVISION -- 5.5%
    Charter Communications
      Holdings LLC [STEP]
      12.067%, 04/01/11        1,025        566,691
    CSC Holdings, Inc.
      9.25%, 11/01/05            500        505,000
      9.875%, 05/15/06           400        406,000
      7.875%, 12/15/07            50         47,354
      9.875%, 02/15/13           300        307,500
    Diamond Holdings Co. PLC
      9.125%, 02/01/08           200        191,000
    Echostar DBS Corp.
      9.375%, 02/01/09         1,325      1,288,562
    International CableTel,
      Inc. Cl-B [STEP]
      9.743%, 02/01/06           125        115,625
    Pegasus Communications
      Corp. Cl-B
      9.625%, 10/15/05         1,150      1,124,125
      9.75%, 12/01/06            225        221,625
    TeleWest Communications
      PLC
      11.25%, 11/01/08           200        207,500
      9.25%, 04/15/09 [STEP]     600        339,210
    United Pan-Europe
      Communication Corp.
      [STEP]
      12.446%, 08/01/09        1,800        909,716
      13.011%, 11/01/09 144A     575        290,595
                                       ------------
                                          6,520,503
                                       ------------

  CAPITAL GOODS -- 0.1%
    Buckeye Cellulose Corp.
      9.25%, 09/15/08            100         99,500
                                       ------------

  CHEMICALS -- 4.7%
    General Chemical
      Industry Products,
      Inc.
      10.625%, 05/01/09          600        519,000
    Georgia Gulf Corp. 144A
      10.375%, 11/01/07          400        412,000
    Huntsman Corp. 144A
      9.50%, 07/01/07            700        644,000
    Huntsman ICI Chemicals
      10.125%, 07/01/09          400        400,000
    ISP Holdings, Inc. Cl-B
      9.00%, 10/15/03            400        362,000
    Lyondell Chemical Co.
      9.625%, 05/01/07 144A      150        149,250
      10.875%, 05/01/09        1,200      1,194,000

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
    Polymer Group, Inc. Cl-B
      9.00%, 07/01/07         $  550   $    503,250
      8.75%, 03/01/08            750        675,000
    Sterling Chemicals, Inc.
      11.75%, 08/15/06           550        492,250
    Texas Petrochemical
      Corp.
      11.125%, 07/01/06          300        247,500
                                       ------------
                                          5,598,250
                                       ------------

  CLOTHING & APPAREL -- 0.6%
    Boyds Collection Ltd.
      9.00%, 05/15/08             90         80,100
    GFSI, Inc. Cl-B
      9.625%, 03/01/07           575        373,750
    Pillowtex Corp.
      10.00%, 11/15/06           150         60,000
    Pillowtex Corp. Cl-B
      9.00%, 12/15/07            575        227,125
                                       ------------
                                            740,975
                                       ------------

  CONGLOMERATES -- 0.5%
    Eagle-Picher Industries,
      Inc.
      9.375%, 03/01/08           700        595,000
                                       ------------

  CONSTRUCTION -- 0.7%
    Formica Corp.
      10.875%, 03/01/09          425        367,625
    MMI Products, Inc. Cl-B
      11.25%, 04/15/07           400        404,000
                                       ------------
                                            771,625
                                       ------------

  CONSUMER PRODUCTS & SERVICES -- 3.8%
    Albecca, Inc.
      10.75%, 08/15/08           675        543,375
    Amscan Holdings, Inc.
      9.875%, 12/15/07           500        422,500
    Cabot Safety Corp.
      12.50%, 07/15/05           450        455,625
    Chattem, Inc. Cl-B
      8.875%, 04/01/08           550        475,750
    Collins & Aikman Floor
      Coverings Corp.
      10.00%, 01/15/07           150        147,000
    Collins & Aikman
      Products Corp.
      11.50%, 04/15/06           300        295,500
    Diamond Brands
      Operating, Inc.
      10.125%, 04/15/08           50         33,000
      12.83%, 04/15/09
      [STEP]                      50          8,750
    Glenoit Corp.
      11.00%, 04/15/07           175         44,625
    NBTY, Inc. Cl-B
      8.625%, 09/15/07           400        350,000
    Playtex Family Products
      Corp.
      9.00%, 12/15/03            450        441,000

ASAF FEDERATED
HIGH YIELD BOND FUND

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    Revlon Consumer Products
      Corp.
      8.625%, 02/01/08        $1,500   $    750,000
    Sleepmaster, Inc.
      11.00%, 05/15/09           150        145,500
    Volume Services America
      11.25%, 03/01/09           400        374,000
                                       ------------
                                          4,486,625
                                       ------------
  CONTAINERS & PACKAGING -- 1.3%
    Owens-Illinois, Inc.
      8.10%, 05/15/07            250        235,550
    Russell Stanley
      Holdings, Inc.
      10.875%, 02/15/09          300        253,500
    Stone Container Corp.
      12.25%, 04/01/02           400        404,000
      11.50%, 10/01/04           450        462,375
    Tekni-Plex, Inc. Cl-B
      9.25%, 03/01/08            150        144,750
                                       ------------
                                          1,500,175
                                       ------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.3%
    Amphenol Corp.
      9.875%, 05/15/07           260        265,200
    SCG Holdings Corp.
      12.00%, 08/01/09           250        265,625
    WESCO Distribution, Inc.
      Cl-B
      9.125%, 06/01/08         1,050        955,500
                                       ------------
                                          1,486,325
                                       ------------

  ENTERTAINMENT & LEISURE -- 3.3%
    AMF Group, Inc. [STEP]
      16.056%, 03/15/06          512        125,767
    Florida Panthers
      Holdings, Inc.
      9.875%, 04/15/09         1,025        943,000
    Premier Parks, Inc.
      9.25%, 04/01/06             75         70,875
      9.75%, 06/15/07            500        481,250
      10.321%, 04/01/08
      [STEP]                   2,150      1,403,757
    Regal Cinemas, Inc.
      9.50%, 06/01/08          1,125        466,875
    True Temper Sports, Inc.
      10.875%, 12/01/08          425        408,000
                                       ------------
                                          3,899,524
                                       ------------

  ENVIRONMENTAL SERVICES -- 2.0%
    Allied Waste North
      America Co.
      10.00%, 08/01/09         1,725      1,190,250
    Allied Waste North
      America Co. Cl-B
      7.625%, 01/01/06         1,100        830,500
      7.875%, 01/01/09           525        391,125
                                       ------------
                                          2,411,875
                                       ------------

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------

  FARMING & AGRICULTURE -- 0.3%
    Royster-Clark, Inc.
      10.25%, 04/01/09        $  375   $    307,500
                                       ------------

  FINANCIAL -- BANK & TRUST -- 1.4%
    GS Escrow Corp.
      7.125%, 08/01/05         1,450      1,294,285
    RBF Finance Co.
      11.375%, 03/15/09          350        376,250
                                       ------------
                                          1,670,535
                                       ------------

  FINANCIAL SERVICES -- 0.7%
    Caithness Coso Fund
      Corp.
      9.05%, 12/15/09            500        490,000
    Unifrax Investment Corp.
      10.50%, 11/01/03           325        304,688
                                       ------------
                                            794,688
                                       ------------

  FOOD -- 2.0%
    Agrilink Foods, Inc.
      11.875%, 11/01/08          650        581,750
    Aurora Foods, Inc.
      9.875%, 02/15/07           250        141,250
    Dominos, Inc. Cl-B
      10.375%, 01/15/09          400        371,000
    Eagle Family Foods, Inc.
      Cl-B
      8.75%, 01/15/08            600        411,000
    International Home
      Foods, Inc.
      10.375%, 11/01/06          850        845,750
    Jitney-Jungle Stores,
      Inc.++
      10.375%, 09/15/07          150          1,875
    Nebco Evans Holding Co.
      [STEP]++
      10.875%, 07/15/07          125            781
                                       ------------
                                          2,353,406
                                       ------------

  FURNITURE -- 0.2%
    Sealy Mattress Co. Cl-B
      9.875%, 12/15/07            50         47,750
      10.95%, 12/15/07
      [STEP]                     350        246,750
                                       ------------
                                            294,500
                                       ------------

  HEALTHCARE SERVICES -- 3.1%
    Columbia HCA Healthcare,
      Inc.
      6.91%, 06/15/05            800        722,328
    Everest Healthcare
      Services, Inc.
      9.75%, 05/01/08            225        194,625
    Genesis Health Ventures,
      Inc.++
      9.25%, 10/01/06            200         31,000
      9.875%, 01/15/09           150         20,250

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    Hudson Respiratory Care,
      Inc.
      9.125%, 04/15/08        $  250   $    191,250
    Tenet Healthcare Corp.
      8.00%, 01/15/05            975        936,000
      8.625%, 01/15/07           400        387,000
      7.625%, 06/01/08           100         91,000
      8.125%, 12/01/08         1,125      1,051,875
                                       ------------
                                          3,625,328
                                       ------------

  INDUSTRIAL PRODUCTS -- 1.3%
    Blount, Inc.
      13.00%, 08/01/09           425        427,125
    Continental Global
      Group, Inc. Cl-B
      11.00%, 04/01/07           100         29,500
    Hexcel Corp.
      9.75%, 01/15/09            250        213,750
    ISG Resources, Inc.
      10.00%, 04/15/08           300        266,250
    United Industries Corp.
      Cl-B
      9.875%, 04/01/09           300        226,500
    URS Corp. Cl-B 144A
      12.25%, 05/01/09           425        427,125
                                       ------------
                                          1,590,250
                                       ------------

  INTERNET SERVICES -- 5.0%
    Call-Net Enterprises,
      Inc. [STEP]
      8.949%, 08/15/07           425        201,875
      9.441%, 08/15/08           425        167,875
      11.162%, 05/15/09        1,700        638,130
    Global Crossing Holdings
      Ltd. 144A
      9.50%, 11/15/09          2,050      1,998,750
    Northpoint
      Communications Group,
      Inc. 144A
      12.875%, 02/15/10          600        537,000
    PSINet, Inc.
      11.50%, 11/01/08           325        299,000
      11.00%, 08/01/09           800        724,000
    PSINet, Inc. Cl-B
      10.00%, 02/15/05           425        376,125
    Rhythms Netconnections
      144A
      14.00%, 02/15/10           350        313,250
    Verio, Inc.
      11.25%, 12/01/08           250        247,500
      10.625%, 11/15/09 144A     375        360,000
                                       ------------
                                          5,863,505
                                       ------------

  MACHINERY & EQUIPMENT -- 2.0%
    Clark Materials Handling
      Corp. Cl-D+
      10.75%, 11/15/06           150         12,750
    Columbus McKinnon Corp.
      8.50%, 04/01/08            150        134,250

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------
    National Equipment
      Services, Inc. Cl-B
      10.00%, 11/30/04        $   50   $     45,250
    National Equipment
      Services, Inc. Cl-D
      10.00%, 11/30/04           475        429,875
    NationsRent, Inc.
      10.375%, 12/15/08          450        321,750
    United Rentals, Inc.
      9.25%, 01/15/09          1,075        962,125
    United Rentals, Inc.
      Cl-B
      9.00%, 04/01/09            200        176,000
    Woods Equipment Co.
      12.00%, 07/15/09           325        287,625
                                       ------------
                                          2,369,625
                                       ------------

  MEDICAL SUPPLIES & EQUIPMENT -- 2.7%
    CONMED Corp.
      9.00%, 03/15/08            625        571,875
    Dade International, Inc.
      Cl-B
      11.125%, 05/01/06          475        434,625
    Fisher Scientific
      International, Inc.
      9.00%, 02/01/08            500        462,500
      9.00%, 02/01/08            875        809,375
    Hanger Orthopedic Group
      11.25%, 06/15/09           500        390,000
    Kinetic Concepts, Inc.
      Cl-B
      9.625%, 11/01/07           725        529,250
                                       ------------
                                          3,197,625
                                       ------------

  METALS & MINING -- 1.7%
    AEI Resources, Inc. 144A
      10.50%, 12/15/05           450         94,500
      11.50%, 12/15/06           300         33,000
    California Steel
      Industries
      8.50%, 04/01/09            300        283,500
    Euramax International
      PLC
      11.25%, 10/01/06           350        353,500
    Metals USA, Inc.
      8.625%, 02/15/08           525        479,063
    Murrin Murrin Holdings
      PTY
      9.375%, 08/31/07           300        264,000
    Neenah Corp. Cl-B
      11.125%, 05/01/07          225        176,625
    Neenah Corp. Cl-F
      11.125%, 05/01/07          375        294,375
    Republic Technologies,
      Inc.
      13.75%, 07/15/09           400         90,000
                                       ------------
                                          2,068,563
                                       ------------

  OFFICE EQUIPMENT -- 0.4%
    Buhrmann U.S., Inc. 144A
      12.25%, 11/01/09           500        513,750
                                       ------------

ASAF FEDERATED
HIGH YIELD BOND FUND

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
OIL & GAS -- 2.6%
    Comstock Resources, Inc.
      11.25%, 05/01/07        $  200   $    196,000
    Continental Resources,
      Inc.
      10.25%, 08/01/08           375        333,750
    Forest Oil Corp.
      10.50%, 01/15/06           450        456,750
    Pogo Producing Co. Cl-B
      10.375%, 02/15/09          500        512,500
    Pride Petroleum
      Services, Inc.
      9.375%, 05/01/07           350        343,000
    R&B Falcon Corp.
      12.25%, 03/15/06           500        547,500
    Triton Energy Ltd.
      8.75%, 04/15/02            575        572,125
    Universal Compression
      Holdings [STEP]
      12.454%, 02/15/09          100         73,500
                                       ------------
                                          3,035,125
                                       ------------

  PRINTING & PUBLISHING -- 0.7%
    Garden State Newspapers,
      Inc. Cl-B
      8.75%, 10/01/09            475        421,563
    Hollinger International
      Publishing Co.
      9.25%, 02/01/06            125        120,625
      9.25%, 03/15/07            300        292,500
                                       ------------
                                            834,688
                                       ------------

  RAILROADS -- 0.3%
    Railworks Corp.
      11.50%, 04/15/09           375        358,125
                                       ------------

  REAL ESTATE -- 1.3%
    HMH Properties, Inc.
      Cl-A
      7.875%, 08/01/05           400        362,000
    HMH Properties, Inc.
      Cl-B
      7.875%, 08/01/08           825        719,813
    HMH Properties, Inc.
      Cl-C
      8.45%, 12/01/08            450        402,750
                                       ------------
                                          1,484,563
                                       ------------

  RESTAURANTS -- 0.5%
    Advantica Restaurant
      Group, Inc.
      11.25%, 01/15/08           250        168,750
    Carrols Corp.
      9.50%, 12/01/08            450        383,625
                                       ------------
                                            552,375
                                       ------------

  RETAIL & MERCHANDISING -- 0.1%
    Community Distributors,
      Inc. Cl-B
      10.25%, 10/15/04           200        158,000
                                       ------------

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------

  SEMICONDUCTORS -- 0.4%
    Fairchild Semiconductor
      Corp.
      10.375%, 10/01/07 144A  $  150   $    149,250
      10.75%, 04/15/09           550        305,250
                                       ------------
                                            454,500
                                       ------------

  TELECOMMUNICATIONS -- 23.9%
    Arch Communications,
      Inc.
      12.75%, 07/01/07           150        123,750
    Centennial Cellular
      Corp.
      10.75%, 12/15/08           500        498,750
    Crown Castle
      International Corp.
      [STEP]
      10.483%, 05/15/11        1,100        654,898
      11.272%, 08/01/11        1,000        605,378
    Dolphin Telecom PLC
      [STEP]
      14.00%, 05/15/09           600        189,232
    Hermes Europe Railtel
      BV, Inc.
      11.50%, 08/15/07         1,000        895,000
      10.375%, 01/15/09          350        295,750
    Lenfest Communications,
      Inc.
      8.25%, 02/15/08            250        253,810
    Level 3 Communications,
      Inc.
      9.125%, 05/01/08         1,500      1,312,500
      10.79%, 12/01/08
      [STEP]                   2,350      1,334,525
    McLeodUSA, Inc.
      9.918%, 03/01/07
      [STEP]                     875        704,781
      8.375%, 03/15/08           150        136,500
      9.50%, 11/01/08            125        121,406
      8.125%, 02/15/09           700        623,000
    Metricom, Inc.
      13.00%, 02/15/10           300        250,500
    MetroMedia Fiber
      Network, Inc.
      10.00%, 12/15/09           775        742,063
    Millicom International
      Cellular, Inc. [STEP]
      13.529%, 06/01/06        1,050        893,134
    Nextel Communications,
      Inc.
      10.628%, 02/15/08
      [STEP]                   2,650      1,875,973
      9.375%, 11/15/09         1,525      1,452,562
    Nextel International,
      Inc. [STEP]
      12.125%, 04/15/08           50         31,288
    Nextel Partners, Inc.
      [STEP]
      13.664%, 02/01/09          260        174,200

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
    NEXTLINK Communications,
      Inc.
      9.00%, 03/15/08         $  150   $    137,625
      11.07%, 04/15/08
      [STEP]                     950        572,765
      10.75%, 06/01/09           500        495,000
      12.269%, 06/01/09
      [STEP]                   2,300      1,346,402
    NTL Communications Corp.
      Cl-B
      11.50%, 10/01/08           650        663,000
    NTL, Inc. Cl-B [STEP]
      10.381%, 04/01/08        2,375      1,520,970
      10.732%, 10/01/08        1,800      1,179,686
    Orius Capital Corp. 144A
      12.75%, 02/01/10           475        482,125
    Qwest Communications
      International, Inc.
      [STEP]
      8.24%, 10/15/07            700        561,750
    RCN Corp. [STEP]
      12.214%, 10/15/07        1,050        667,250
    Rogers Cantel, Inc.
      8.80%, 10/01/07            225        222,750
    SpectraSite Holdings,
      Inc. [STEP] 144A
      12.875%, 03/15/10          525        274,713
    Telecommunications
      Techniques Co.
      9.75%, 05/15/08          1,450      1,348,500
    Telesystem International
      Wireless, Inc. Cl-B
      [STEP]
      14.691%, 06/30/07          800        492,426
      10.352%, 11/01/07           75         39,375
    Tritel PCS, Inc. [STEP]
      13.458%, 05/15/09          300        199,500
    Triton PCS, Inc. [STEP]
      13.458%, 05/01/08          725        522,268
    U.S. Unwired, Inc.
      [STEP] 144A
      13.375%, 11/01/09          400        218,000
    US Xchange LLC+
      15.00%, 07/01/08           400        301,000
    Viatel, Inc.
      11.25%, 04/15/08            75         67,125
      13.739%, 04/15/08
      [STEP]                   1,800      1,026,865
      11.50%, 03/15/09           100         91,500
    Voicestream Wireless
      Holdings 144A
      10.375%, 11/15/09          100        101,500
      11.553%, 11/15/09
      [STEP]                   1,825      1,125,709
    Williams Communications
      Group, Inc.
      10.875%, 10/01/09        1,275      1,290,938
                                       ------------
                                         28,117,742
                                       ------------

                                 PAR
                               (000)          VALUE
---------------------------------------------------
---------------------------------------------------

  TRANSPORTATION -- 2.2%
    Allied Holdings, Inc.
      Cl-B
      8.625%, 10/01/07        $  400   $    356,000
    Ameritruck Distribution
      Corp. Cl-B++
      12.25%, 11/15/05            50              5
    Gearbulk Holding Ltd.
      11.25%, 12/01/04           525        527,625
    Holt Group
      9.75%, 01/15/06            100         50,500
    Motor Coach Industries,
      Inc.
      11.25%, 05/01/09           400        386,000
    Stena AB
      10.50%, 12/15/05           500        467,500
      8.75%, 06/15/07            900        751,500
    Stena Line AB
      10.625%, 06/01/08          100         65,000
                                       ------------
                                          2,604,130
                                       ------------

  UTILITIES -- 1.1%
    CMS Energy Corp.
      7.50%, 01/15/09            525        459,926
    El Paso Electric Co.
      Cl-E
      9.40%, 05/01/11            300        314,760
    International Utility
      Structures, Inc.
      10.75%, 02/01/08           125        104,375
    Niagara Mohawk Power
      Corp. Cl-H [STEP]
      7.788%, 07/01/10           650        478,348
                                       ------------
                                          1,357,409
                                       ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $125,037,729)                   110,682,194
                                       ------------
                              SHARES
                              ------
COMMON STOCK -- 0.1%
  METALS & MINING -- 0.0%
    Republic Technologies
      Warrants*                  400              0
                                       ------------

  OIL & GAS -- 0.1%
    R&B Falcon Corp.
      Warrants 144A*             275        107,388
                                       ------------

  TELECOMMUNICATIONS -- 0.0%
    Metricom, Inc. Warrants*     300          6,000
                                       ------------
TOTAL COMMON STOCK
  (Cost $48,000)                            113,388
                                       ------------

ASAF FEDERATED
HIGH YIELD BOND FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
PREFERRED STOCK -- 2.2%
  BROADCASTING -- 0.5%
    Benedek Communications
      Corp.
      11.50% [PIK]               100   $     82,500
    Sinclair Capital Cl-A
      $11.625                  5,600        546,000
                                       ------------
                                            628,500
                                       ------------

  FOOD -- 0.0%
    Nebco Evans Holding Co.
      11.25% [PIK]               663            414
                                       ------------

  HEALTHCARE SERVICES -- 0.0%
    River Holding Corp. Cl-B
      11.50% [PIK]               626         47,892
                                       ------------

  OIL & GAS -- 0.5%
    R&B Falcon Corp.
      13.875% [PIK]              569        611,456
                                       ------------

  PRINTING & PUBLISHING -- 1.1%
    Primedia, Inc.
      Cl-D 10.00%              5,700        552,900
    Primedia, Inc.
      Cl-F 9.20%               2,950        269,925
    Primedia, Inc.
      Cl-H 8.625%              5,250        447,563
                                       ------------
                                          1,270,388
                                       ------------
TELECOMMUNICATIONS -- 0.1%
    AMFM Operating, Inc.
      12.625% [PIK]           56,400         64,014
    Nextel Communications,
      Inc. Cl-E
      11.125% [PIK]               25         24,380
                                       ------------
                                             88,394
                                       ------------
TOTAL PREFERRED STOCK
  (Cost $2,837,095)                       2,647,044
                                       ------------

                               PAR
                              (000)           VALUE
---------------------------------------------------
---------------------------------------------------
REPURCHASE AGREEMENTS -- 2.5%
  Greenwich Capital Markets,
    Inc., 5.70%, dated
    04/28/00, maturing
    05/01/00, repurchase
    price $2,999,424,
    (collateralized by U.S.
    Treasury Notes, 5.25%,
    par value $3,037,000,
    market value $3,063,028,
    due 05/31/01)
  (Cost $2,998,000)           $2,998   $  2,998,000
                                       ------------
TOTAL INVESTMENTS -- 98.5%
  (Cost $130,920,824)                   116,440,626
OTHER ASSETS LESS
  LIABILITIES -- 1.5%                     1,817,325
                                       ------------
NET ASSETS -- 100.0%                   $118,257,951
                                       ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
 * Non-income producing security.
 + Illiquid security. At the end of the period these securities amounted to 0.3%
   of net assets.
++ Defaulted Security. At the end of the period, these securities amounted to less than 0.1% of net assets.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 8.5% of net assets.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF OPPENHEIMER
LARGE-CAP GROWTH FUND

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
COMMON STOCK -- 78.6%
  BROADCASTING -- 1.4%
    Infinity Broadcasting
      Corp.*                    50,100   $  1,700,269
                                         ------------

  CABLE TELEVISION -- 1.7%
    Univision
      Communications, Inc.*     19,200      2,097,600
                                         ------------
  CLOTHING & APPAREL -- 0.5%
    Intimate Brands, Inc.       14,450        556,325
                                         ------------

  COMPUTER HARDWARE -- 4.3%
    Dell Computer Corp.*        40,700      2,040,088
    EMC Corp.*                  23,400      3,251,137
                                         ------------
                                            5,291,225
                                         ------------

  COMPUTER SERVICES & SOFTWARE -- 9.7%
    BEA Systems, Inc.*           6,000        289,500
    Cisco Systems, Inc.*        50,000      3,466,405
    Citrix Systems, Inc.*       31,800      1,941,788
    Compuware Corp.*            20,600        258,788
    MarchFirst, Inc.*            8,650        184,353
    Microsoft Corp.*            38,100      2,657,475
    Oracle Corp.*               17,400      1,390,913
    VERITAS Software Corp.*     15,800      1,694,797
                                         ------------
                                           11,884,019
                                         ------------

  CONGLOMERATES -- 4.8%
    Corning, Inc.                9,000      1,777,500
    Tyco International Ltd.     90,000      4,134,375
                                         ------------
                                            5,911,875
                                         ------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 3.1%
    Sanmina Corp.*              10,000        600,625
    Tandy Corp.                 44,500      2,536,500
    Texas Instruments, Inc.      4,000        651,500
                                         ------------
                                            3,788,625
                                         ------------

  ENTERTAINMENT & LEISURE -- 0.4%
    Royal Caribbean Cruises
      Ltd.                      22,000        457,875
                                         ------------

  FINANCIAL -- BANK & TRUST -- 0.5%
    Fifth Third Bancorp          8,800        555,500
                                         ------------
  FINANCIAL SERVICES -- 1.5%
    Citigroup, Inc.             30,400      1,806,900
                                         ------------

  HEALTHCARE SERVICES -- 2.3%
    Amgen, Inc.*                51,000      2,856,000
                                         ------------
  INSURANCE -- 0.7%
    American International
      Group, Inc.                8,000        877,500
                                         ------------

  INTERNET SERVICES -- 0.3%
    VeriSign, Inc.*              2,700        376,313
                                         ------------

                              SHARES        VALUE
-----------------------------------------------------
-----------------------------------------------------

  OIL & GAS -- 1.9%
    Exxon Mobil Corp.           30,754   $  2,389,201
                                         ------------

  PHARMACEUTICALS -- 3.5%
    Biogen, Inc.*               21,300      1,252,706
    Genentech, Inc.*             4,000        468,000
    Immunex Corp.*              12,000        472,500
    Waters Corp.*               22,200      2,109,000
                                         ------------
                                            4,302,206
                                         ------------

  PRINTING & PUBLISHING -- 2.4%
    Lexmark International
      Group, Inc. Cl-A*         25,200      2,973,600
                                         ------------

  RETAIL & MERCHANDISING -- 10.0%
    Bed, Bath & Beyond,
      Inc.*                      8,000        293,500
    Best Buy Co., Inc.*         32,900      2,656,675
    CVS Corp.                   24,200      1,052,700
    Home Depot, Inc.            40,800      2,287,350
    Kohl's Corp.*               50,200      2,409,600
    Tiffany & Co.               31,500      2,289,656
    Wal-Mart Stores, Inc.       23,900      1,323,463
                                         ------------
                                           12,312,944
                                         ------------

  SEMICONDUCTORS -- 17.5%
    Broadcom Corp. Cl-A*         3,000        517,125
    E-Tek Dynamics, Inc.*       14,500      2,968,875
    Intel Corp.                 15,000      1,902,188
    JDS Uniphase Corp.*         80,000      8,299,999
    LSI Logic Corp.*            33,000      2,062,500
    QLogic Corp.*               10,000      1,003,125
    SDL, Inc.*                   8,400      1,638,000
    Vitesse Semiconductor
      Corp.*                    45,000      3,062,812
                                         ------------
                                           21,454,624
                                         ------------

  TELECOMMUNICATIONS -- 8.7%
    BroadWing, Inc.             40,000      1,132,500
    Lucent Technologies,
      Inc.                      16,100      1,001,219
    MCI WorldCom, Inc.*          6,000        272,625
    Nokia Corp. Cl-A [ADR]      40,800      2,320,500
    Nortel Networks Corp.       34,700      3,929,774
    QUALCOMM, Inc.*              8,000        867,500
    Tellabs, Inc.*              21,000      1,151,063
                                         ------------
                                           10,675,181
                                         ------------

  UTILITIES -- 3.4%
    AES Corp.*                  25,000      2,248,438
    Enron Corp.                 27,600      1,923,375
                                         ------------
                                            4,171,813
                                         ------------
TOTAL COMMON STOCK
  (Cost $72,449,352)                       96,439,595
                                         ------------

ASAF OPPENHEIMER
LARGE-CAP GROWTH FUND

-----------------------------------------------------
                              SHARES        VALUE
-----------------------------------------------------
SHORT-TERM INVESTMENTS -- 9.7%
    Temporary Investment
      Cash Fund              5,928,872   $  5,928,872
    Temporary Investment
      Fund                   5,928,872      5,928,872
                                         ------------
  (Cost $11,857,744)                       11,857,744
                                         ------------

TOTAL INVESTMENTS -- 88.3%
  (Cost $84,307,096)                      108,297,339
OTHER ASSETS LESS LIABILITIES -- 11.7%     14,352,767
                                         ------------
NET ASSETS -- 100.0%                     $122,650,106
                                         ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF LORD ABBETT
GROWTH AND INCOME FUND

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
COMMON STOCK -- 92.8%
  AEROSPACE -- 3.4%
    Boeing Co.                45,000    $  1,785,938
    Honeywell
      International, Inc.     80,000       4,480,000
                                        ------------
                                           6,265,938
                                        ------------
  AUTOMOBILE MANUFACTURERS -- 1.1%
    General Motors Corp.      22,000       2,059,750
                                        ------------

  BEVERAGES -- 1.0%
    Seagram Co. Ltd.          35,000       1,780,625
                                        ------------
  BROADCASTING -- 1.3%
    CBS Corp.*                40,000       2,350,000
                                        ------------

  BUSINESS SERVICES -- 1.2%
    First Data Corp.          45,000       2,190,938
                                        ------------
  CHEMICALS -- 3.5%
    Dow Chemical Co.          35,000       3,955,000
    Rohm & Haas Co.           70,000       2,493,750
                                        ------------
                                           6,448,750
                                        ------------

  COMPUTER HARDWARE -- 4.0%
    Apple Computer, Inc.*     18,000       2,233,125
    Compaq Computer Corp.     85,000       2,486,250
    International
      Business Machines
      Corp.                   25,000       2,790,625
                                        ------------
                                           7,510,000
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 7.4%
    Cadence Design
      Systems, Inc.*         120,000       2,017,500
    Ceridian Corp.*           80,000       1,735,000
    Computer Sciences
      Corp.*                  25,000       2,039,063
    Oracle Corp.*             45,000       3,597,187
    Sun Microsystems,
      Inc.*                   25,000       2,298,438
    Unisys Corp.*            100,000       2,318,749
                                        ------------
                                          14,005,937
                                        ------------

  CONGLOMERATES -- 1.9%
    Minnesota Mining &
      Manufacturing Co.       40,000       3,460,000
                                        ------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.4%
    Texas Instruments,
      Inc.                    16,000       2,606,000
                                        ------------

  FINANCIAL -- BANK & TRUST -- 4.0%
    Bank One Corp.            60,000       1,830,000
    Chase Manhattan Corp.     35,000       2,522,188
    Wells Fargo & Co.         75,000       3,079,687
                                        ------------
                                           7,431,875
                                        ------------

                              SHARES           VALUE
----------------------------------------------------
----------------------------------------------------

  FINANCIAL SERVICES -- 5.4%
    Fannie Mae Corp.          60,000    $  3,618,750
    Fleet Financial
      Group, Inc.            100,000       3,543,750
    Morgan Stanley, Dean
      Witter & Co.            38,000       2,916,500
                                        ------------
                                          10,079,000
                                        ------------

  FOOD -- 1.8%
    Archer Daniels
      Midland Co.            200,000       1,987,500
    Safeway, Inc.*            30,000       1,323,750
                                        ------------
                                           3,311,250
                                        ------------

  HEALTHCARE SERVICES -- 2.5%
    Columbia HCA
      Healthcare Corp.        80,000       2,275,000
    United Healthcare
      Group, Inc.*            35,000       2,334,063
                                        ------------
                                           4,609,063
                                        ------------

  INSURANCE -- 9.8%
    Ace Ltd.                 190,000       4,548,124
    American General
      Corp.                   65,000       3,640,000
    AON Corp.                100,000       2,706,250
    CIGNA Corp.               30,000       2,392,500
    Jefferson-Pilot Corp.     55,000       3,660,938
    St. Paul Companies,
      Inc.                    45,000       1,603,125
                                        ------------
                                          18,550,937
                                        ------------

  MACHINERY & EQUIPMENT -- 2.6%
    Black & Decker Corp.      50,000       2,103,125
    Deere & Co.               70,000       2,826,250
                                        ------------
                                           4,929,375
                                        ------------

  MEDICAL SUPPLIES & EQUIPMENT -- 0.7%
    Abbott Laboratories       35,000       1,345,313
                                        ------------

  METALS & MINING -- 4.0%
    Alcoa, Inc.               55,000       3,568,125
    Phelps Dodge Corp.        50,000       2,312,500
    USX-U.S. Steel Group,
      Inc.                    60,000       1,503,750
                                        ------------
                                           7,384,375
                                        ------------

  OIL & GAS -- 11.9%
    BP Amoco PLC [ADR]        89,200       4,549,200
    Coastal Corp.             80,000       4,015,000
    Exxon Mobil Corp.         60,000       4,661,249
    Schlumberger Ltd.         50,000       3,828,125
    Total Fina SA [ADR]       55,000       4,159,375
    Transocean Sedco
      Forex, Inc.             25,000       1,175,000
                                        ------------
                                          22,387,949
                                        ------------

ASAF LORD ABBETT
GROWTH AND INCOME FUND

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
PAPER & FOREST PRODUCTS -- 2.4%
    Champion
      International Corp.     18,000    $  1,183,500
    International Paper
      Co.                     90,000       3,307,500
                                        ------------
                                           4,491,000
                                        ------------
  PHARMACEUTICALS -- 4.1%
    American Home
      Products Corp.          85,000       4,775,938
    Pharmacia Corp.           59,500       2,971,281
                                        ------------
                                           7,747,219
                                        ------------

  PRINTING & PUBLISHING -- 1.4%
    Dow Jones & Co., Inc.     40,000       2,595,000
                                        ------------
  RETAIL & MERCHANDISING -- 1.6%
    Consolidated Stores
      Corp.*                 110,000       1,368,125
    Federated Department
      Stores, Inc.*           50,000       1,700,000
                                        ------------
                                           3,068,125
                                        ------------
  TELECOMMUNICATIONS -- 7.2%
    Alltel Corp.              40,000       2,665,000
    AT&T Corp.                75,000       3,501,562
    Bell Atlantic Corp.       50,000       2,962,499
    MCI WorldCom, Inc.*       50,000       2,271,875
    SBC Communications,
      Inc.                    45,000       1,971,563
                                        ------------
                                          13,372,499
                                        ------------

  TRANSPORTATION -- 0.5%
    United Parcel
      Service, Inc. Cl-B      15,000         997,500
                                        ------------

                              SHARES           VALUE
----------------------------------------------------
----------------------------------------------------

  UTILITIES -- 6.7%
    Dominion Resources,
      Inc.*                   90,000    $  4,050,000
    Duke Energy Corp.         65,000       3,737,500
    FirstEnergy Corp.        110,000       2,798,125
    Unicom Corp.              50,000       1,987,500
                                        ------------
                                          12,573,125
                                        ------------
TOTAL COMMON STOCK
  (Cost $159,621,022)                    173,551,543
                                        ------------

PREFERRED STOCK -- 1.2%
  UTILITIES
    Houston Industries,
      Inc. 7.00% [CVT]
  (Cost $1,503,279)           15,000       2,220,938
                                        ------------

SHORT-TERM INVESTMENTS -- 5.6%
    Temporary Investment
      Cash Fund            5,196,065       5,196,065
    Temporary Investment
      Fund                 5,196,064       5,196,064
                                        ------------
  (Cost $10,392,129)                      10,392,129
                                        ------------

TOTAL INVESTMENTS -- 99.6%
  (Cost $171,516,430)                    186,164,610
OTHER ASSETS LESS
  LIABILITIES -- 0.4%                        695,720
                                        ------------
NET ASSETS -- 100.0%                    $186,860,330
                                        ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF JANUS
OVERSEAS GROWTH FUND

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
FOREIGN STOCK -- 81.1%
  ARGENTINA -- 0.1%
    Telefonica SA [ADR]*       10,091   $    668,529
                                        ------------
  AUSTRALIA -- 0.3%
    Melbourne It Ltd.*        120,361        577,024
    News Corp. Ltd. [ADR]*     12,420        638,854
    News Corp. Ltd. Pfd.
      [ADR]*                   23,470      1,032,679
                                        ------------
                                           2,248,557
                                        ------------

  BRAZIL -- 2.0%
    Petroleo Brasileiro SA
      [ADR]*                  168,435      3,990,462
    Tele Norte Leste
      Participacoes SA
      [ADR]*                    6,054        107,840
    Telecomunicacoes
      Brasileiras SA Pfd.
      [ADR]                    51,745      6,115,612
    Telesp Celular
      Participacoes SA
      [ADR]*                   83,710      3,693,704
                                        ------------
                                          13,907,618
                                        ------------

  CANADA -- 4.9%
    BCE, Inc.                  19,527      2,260,222
    BCE, Inc. NY Reg.          17,285      1,983,454
    Bombardier, Inc. Cl-B     121,453      3,262,442
    Celestica, Inc.*            2,864        154,444
    Corus Entertainment,
      Inc.*                   103,632      2,797,727
    Le Groupe Videotron
      Ltee                    149,370      3,588,929
    Nortel Networks Corp.      74,255      8,409,379
    Rogers Communications,
      Inc. Cl-B*              290,114      7,548,219
    Shaw Communications,
      Inc. Cl-B               174,589      4,082,926
                                        ------------
                                          34,087,742
                                        ------------
  EGYPT -- 0.4%
    MobiNil*                   71,124      2,711,528
                                        ------------

  FINLAND -- 7.3%
    Nokia AB Oyj              450,930     25,928,506
    Nokia Corp. Cl-A [ADR]    314,255     17,873,253
    Sonera Group Oyj           29,325      1,616,711
    Tieto Corp. Cl-B          108,417      5,236,152
                                        ------------
                                          50,654,622
                                        ------------

  FRANCE -- 3.6%
    Alcatel                    12,075      2,805,862
    Atos SA*                   14,594      1,581,231
    Canal Plus*                 8,457      1,633,771
    Cap Gemini SA              13,227      2,603,479
    Havas Advertising SA        2,044      1,022,568

                             SHARES        VALUE
----------------------------------------------------
----------------------------------------------------
    STMicroelectronics NV      24,894   $  4,761,526
    STMicroelectronics NV
      NY Reg.                   4,900        929,469
    Total Fina SA Cl-B         62,364      9,484,824
                                        ------------
                                          24,822,730
                                        ------------

  GERMANY -- 3.1%
    ADVA AG Optical
      Networking*                 581        319,251
    EM.TV & Merchandising
      AG                       30,284      2,356,732
    Intershop
      Communications AG*        7,704      3,250,396
    Marschollek,
      Lautenschlaeger und
      Partner AG Pfd.          11,127      5,860,639
    Pharmacia Corp.*           62,830      3,137,573
    Porsche AG Pfd.               882      2,274,140
    SAP AG Pfd.                 2,385      1,383,330
    Software AG*               28,366      2,900,213
                                        ------------
                                          21,482,274
                                        ------------

  HONG KONG -- 6.7%
    China Telecom Ltd.*       696,000      5,026,332
    China Telecom Ltd.
      [ADR]*                  185,760     27,248,671
    Citic Pacific Ltd.*       781,000      3,579,634
    Global Tech (Holdings)
      Ltd.*                   302,000        345,077
    Legend Holdings Ltd.*   8,790,000     10,213,083
                                        ------------
                                          46,412,797
                                        ------------

  INDIA -- 0.8%
    Reliance Industries
      [GDR] 144A              204,454      5,319,893
                                        ------------

  ISRAEL -- 2.5%
    Check Point Software
      Technologies Ltd.        81,770     14,146,210
    Partner Communications
      Co. Ltd. [ADR]*         299,440      3,200,265
                                        ------------
                                          17,346,475
                                        ------------

  ITALY -- 0.7%
    Banca Popolare di
      Brescia                  33,146      3,020,439
    Telecom Italia Mobile
      SPA                     173,506      1,660,133
                                        ------------
                                           4,680,572
                                        ------------

  JAPAN -- 14.0%
    Fuji Bank Ltd.            289,000      2,406,738
    Fujitsu Ltd.               74,000      2,095,278
    Furukawa Electric Co.*    333,000      4,618,856
    Ito-Yokado Co. Ltd.        26,000      1,898,187
    Murata Manufacturing
      Co. Ltd.                 22,000      4,274,945
    NEC Corp.                 266,000      7,236,316

ASAF JANUS
OVERSEAS GROWTH FUND

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    Nippon Telegraph &
      Telephone Corp.           3,290   $  4,079,334
    NTT Data Corp.                930      1,239,179
    NTT Mobile
      Communication
      Network, Inc.            10,120     33,804,635
    Rohm Co. Ltd.               3,100      1,038,386
    SoftBank Corp.             15,100      3,716,611
    SoftBank Corp. (New)*      30,200      7,461,167
    Sony Corp.                100,800     11,574,996
    Sony Corp. [ADR]*           6,535      1,474,459
    Takeda Chemical
      Industries Ltd.         124,000      8,157,927
    Yamanouchi
      Pharmaceutical Co.
      Ltd.                     26,000      1,373,719
                                        ------------
                                          96,450,733
                                        ------------

  KOREA -- 2.5%
    Dacom Corp.*               17,340      2,515,728
    Samsung Electronics
      Co.                      13,160      3,557,671
    Samsung Electronics
      Co. [GDR] 144A*          33,745      2,737,732
    SK Telecom Co. Ltd.
      [ADR]                   269,414      8,638,087
                                        ------------
                                          17,449,218
                                        ------------

  MEXICO -- 3.1%
    Grupo Televisa SA
      [GDR]*                  123,210      7,816,134
    Telefonos de Mexico SA
      Cl-L [ADR]              234,145     13,770,653
                                        ------------
                                          21,586,787
                                        ------------

  NETHERLANDS -- 3.7%
    ASM Lithography
      Holding NV*              35,532      1,392,282
    ASM Lithography
      Holding NV NY Reg.*      14,115        564,600
    Completel Europe NV*      217,762      3,829,820
    Getronics NV               68,736      4,108,914
    Koninklijke (Royal)
      Philips Electronics
      NV*                     187,744      8,395,008
    Koninklijke (Royal)
      Philips Electronics
      NV NY Reg.               30,550      1,363,294
    United Pan-Europe
      Communications NV*       11,243        410,116
    Versatel Telecom
      International NV*       137,671      5,532,483
    World Online
      International*           22,536        303,933
                                        ------------
                                          25,900,450
                                        ------------

  NORWAY -- 0.1%
    Tomra Systems ASA*         45,837        947,811
                                        ------------

                             SHARES        VALUE
----------------------------------------------------
----------------------------------------------------

  SINGAPORE -- 1.7%
    Chartered
      Semiconductor
      Manufacturing Ltd.
      [ADR]*                   15,825   $  1,382,709
    Datadraft Asia Ltd.       255,000      1,912,500
    Development Bank of
      Singapore               160,599      2,210,371
    Singapore Press
      Holdings Ltd.           122,500      2,396,277
    ST Assembly Test
      Services Ltd.*           96,360      4,017,009
                                        ------------
                                          11,918,866
                                        ------------

  SOUTH AFRICA -- 0.6%
    Dimension Data
      Holdings Ltd.*          641,000      4,207,606
                                        ------------

  SPAIN -- 2.0%
    Banco Bilbao Vizcaya
      SA                      358,903      4,905,772
    Telefonica SA             398,734      8,894,748
    Terra Networks SA*          1,272         78,878
                                        ------------
                                          13,879,398
                                        ------------

  SWEDEN -- 5.4%
    Assa Abloy AB Cl-B        380,338      7,731,906
    Connecta AB*               35,377      1,126,189
    Ericsson, (L.M.)
      Telephone Co. [ADR]      66,445      5,876,230
    Ericsson, (L.M.)
      Telephone Co. Cl-B      144,260     12,842,505
    Framtidsfabriken AB*       72,896      1,196,924
    Information Highway AB    221,390      2,275,054
    Securitas AB Cl-B         249,924      6,476,516
                                        ------------
                                          37,525,324
                                        ------------

  SWITZERLAND -- 0.7%
    Ares-Serono Group           1,481      4,557,969
                                        ------------

  TAIWAN -- 0.5%
    Taiwan Semiconductor
      Manufacturing Co.
      Ltd. [ADR]*              64,073      3,351,819
                                        ------------

  UNITED KINGDOM -- 14.4%
    AstraZeneca Group PLC      80,510      3,387,654
    AstraZeneca Group PLC
      [ADR]*                    1,640         69,085
    Autonomy Corp. PLC*         4,720        627,760
    Baltimore Technologies
      PLC*                     43,626      4,412,025
    Cambridge Antibody
      Technology Group
      PLC*                    114,779      4,422,797
    Capita Group PLC          160,576      4,138,401

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
    Colt Telecom Group
      PLC*                    322,010   $ 13,750,904
    Compass Group PLC         169,308      2,413,538
    Energis PLC 144A*          89,575      4,441,886
    GEO Interactive Media
      Group PLC*               40,530        762,641
    Hays PLC                  179,281      1,237,877
    Interactive Investor
      International PLC*    1,343,544      2,207,494
    Logica PLC                 95,295      2,885,423
    Oxford GlycoSciences
      PLC*                     65,953      1,664,151
    Pace Micro Technology
      PLC                     111,997      1,314,395
    Prudential Corp. PLC      350,067      5,401,153
    Psion PLC                  48,992      2,941,544
    QXL Ltd.*                 776,787      2,516,116
    SEMA Group PLC            100,589      1,624,383
    Telewest
      Communications PLC*     574,700      3,509,478
    The Sage Group PLC*       129,797      1,444,085
    Vodafone AirTouch PLC   6,199,329     28,568,559
    Vodafone AirTouch PLC
      [ADR]                    69,605      3,271,435
    Williams PLC*             273,069      1,548,955
                                        ------------
                                          98,561,739
                                        ------------
TOTAL FOREIGN STOCK
  (Cost $445,806,485)                    560,681,057
                                        ------------

U.S. STOCK -- 5.9%
  CABLE TELEVISION -- 0.1%
    Rogers Communications,
      Inc. Cl-B*               17,790        462,540
                                        ------------

  COMPUTER SERVICES & SOFTWARE -- 0.4%
    Comtouch Software*         18,830        397,784
    Comverse Technology,
      Inc.*                    30,345      2,706,394
                                        ------------
                                           3,104,178
                                        ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 0.6%
    Celestica, Inc.*           79,540      4,339,901
                                        ------------
  SEMICONDUCTORS -- 1.5%
    JDS Uniphase Corp.*       100,861     10,464,329
                                        ------------

  TELECOMMUNICATIONS -- 3.3%
    Amdocs Ltd.*              154,150     10,434,028
    E-Tek Dynamics, Inc.*       4,180        855,855

                             SHARES        VALUE
----------------------------------------------------
----------------------------------------------------
    FirstCom Corp.*            65,405   $  1,357,154
    GT Group Telecom,
      Inc.*                    78,010      1,009,254
    Hanaro Telecom, Inc.*      34,535        271,963
    Infonet Services
      Corp.*                  110,050      1,857,094
    Lumenon Innovative
      Lightwave
      Technology, Inc.*         6,125        116,375
    NTL, Inc.*                 45,913      3,512,345
    Viatel, Inc.*              71,535      2,736,214
                                        ------------
                                          22,150,282
                                        ------------
TOTAL U.S. STOCK
  (Cost $31,219,007)                      40,521,230
                                        ------------
                               PAR
                              (000)
                              -----
CORPORATE OBLIGATIONS -- 0.1%
  CABLE TELEVISION
    United Pan-Europe
      Communications 144A
      11.25%, 02/01/10      $     544        508,640
      11.50%, 02/01/10            301        278,425
                                        ------------
  (Cost $838,891)                            787,065
                                        ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 5.0%
    Federal Home Loan Bank
      5.68%, 05/12/00          20,000     19,965,289
                                        ------------
    Federal National
      Mortgage Assoc.
      5.85%, 06/01/00          15,000     14,924,437
                                        ------------
  (Cost $34,889,726)                      34,889,726
                                        ------------
COMMERCIAL PAPER -- 6.9%
    Associates Corp. of
      North America
      5.99%, 05/01/00          27,500     27,500,000
    CIT Group Holdings
      6.00%, 05/01/00          20,000     20,000,000
                                        ------------
  (Cost $47,500,000)                      47,500,000
                                        ------------

TOTAL INVESTMENTS -- 99.0%
  (Cost $560,254,109)                    684,379,078
OTHER ASSETS LESS LIABILITIES -- 1.0%      6,884,259
                                        ------------
NET ASSETS -- 100.0%                    $691,263,337
                                        ============

ASAF JANUS
OVERSEAS GROWTH FUND

Foreign currency exchange contracts outstanding at April 30, 2000:

                                                                      UNREALIZED
SETTLEMENT            CONTRACTS TO      IN EXCHANGE    CONTRACTS    APPRECIATION/
MONTH        TYPE        RECEIVE            FOR        AT VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------
06/00        Buy       CHF    600,000   $  372,794    $   349,738    $   (23,056)
10/00        Buy       CHF  3,000,000    1,823,486      1,768,888        (54,598)
05/00        Buy       EUR  1,580,378    1,442,458      1,440,124         (2,334)
06/00        Buy      EUR  32,300,000   31,651,987     29,500,411     (2,151,576)
09/00        Buy      EUR  11,900,000   11,532,730     10,938,862       (593,868)
05/00        Buy       GBP    798,873    1,261,449      1,250,602        (10,847)
06/00        Buy      GBP   3,200,000    5,033,088      5,003,753        (29,335)
09/00        Buy       GBP    400,000      634,360        626,400         (7,960)
03/01        Buy       HKD 52,000,000    6,671,596      6,669,198         (2,398)
05/01        Buy       HKD 37,500,000    4,790,879      4,809,357         18,478
09/00        Buy    JPY 1,640,000,000   16,039,504     15,562,482       (477,022)
                                        -----------   -----------    -----------
                                        $81,254,331   $77,919,815    $(3,334,516)
                                        ===========   ===========    ===========

                                                                        UNREALIZED
SETTLEMENT            CONTRACTS TO      IN EXCHANGE     CONTRACTS     APPRECIATION/
MONTH        TYPE        DELIVER            FOR          AT VALUE     (DEPRECIATION)
------------------------------------------------------------------------------------
05/00        Sell      CAD  3,900,000   $  2,704,456   $  2,633,552     $   70,904
09/00        Sell      CAD  3,600,000      2,480,500      2,438,777         41,723
06/00        Sell      CHF    600,000        394,477        349,738         44,739
09/00        Sell      CHF  1,100,000        681,748        646,956         34,792
10/00        Sell      CHF  6,145,000      3,772,253      3,623,274        148,979
05/00        Sell     EUR  12,757,029     12,780,873     11,640,139      1,140,734
06/00        Sell     EUR  34,250,000     34,555,260     31,280,631      3,274,629
09/00        Sell     EUR  43,300,000     41,714,508     39,823,240      1,891,268
10/00        Sell     EUR  20,500,000     19,700,500     18,877,828        822,672
05/00        Sell      GBP    242,921        382,972        380,507          2,465
06/00        Sell     GBP  16,400,000     26,343,345     25,644,233        699,112
09/00        Sell     GBP  14,300,000     22,695,714     22,393,921        301,793
03/01        Sell     HKD 171,000,000     21,948,025     21,931,400         16,625
05/01        Sell     HKD 247,000,000     31,477,474     31,677,688       (200,214)
05/00        Sell     JPY 380,651,332      3,587,573      3,531,367         56,206
06/00        Sell     JPY  60,000,000        584,226        558,131         26,095
09/00        Sell   JPY 5,701,000,000     54,609,763     54,013,336        596,427
10/00        Sell     JPY 505,000,000      4,990,119      4,808,150        181,969
07/01        Sell      SGD    950,000        586,482        582,297          4,185
                                        ------------   ------------     ----------
                                        $285,990,268   $276,835,165     $9,155,103
                                        ============   ============     ==========

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of April 30, 2000. Percentages are based on net assets.

INDUSTRY
-------
Advertising                                   0.2%
Aerospace                                     0.5%
Automobile Manufacturers                      0.3%
Broadcasting                                  1.8%
Business Services                             1.2%
Cable Television                              2.7%
Chemicals                                     2.0%
Computer Hardware                             2.4%
Computer Services & Software                  6.7%
Conglomerates                                 0.6%
Consumer Products & Service                   2.7%
Electronic Components & Equipment            14.2%
Entertainment & Leisure                       1.1%
Environmental Services                        0.1%
Financial -- Bank & Trust                     1.8%
Financial Services                            2.5%
Industrial Products                           0.4%
Insurance                                     0.8%
Internet Services                             5.8%
Medical Supplies & Equipment                  1.3%
Oil & Gas                                     2.0%
Pharmaceuticals                               1.5%
Printing & Publishing                         0.6%
Retail & Merchandising                        0.6%
Semiconductors                                2.4%
Telecommunications                           24.9%
                                             -----
TOTAL                                        81.1%
                                             =====

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 1.4% of net assets.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF MARSICO
CAPITAL GROWTH FUND

----------------------------------------------------
                            SHARES             VALUE
----------------------------------------------------
COMMON STOCK -- 78.3%
  ADVERTISING -- 0.9%
    Omnicom Group, Inc.     97,706    $    8,897,353
                                      --------------
  AEROSPACE -- 2.0%
    General Dynamics
      Corp.                120,710         7,061,535
    General Motors Corp.
      Cl-H*                129,189        12,442,515
    The Titan Corp.*        33,794         1,451,030
                                      --------------
                                          20,955,080
                                      --------------
  AUTOMOBILE MANUFACTURERS -- 2.7%
    Ford Motor Co.         164,689         9,006,430
    General Motors Corp.   197,168        18,459,854
                                      --------------
                                          27,466,284
                                      --------------
  BEVERAGES -- 1.9%
    Anheuser-Busch
      Companies, Inc.      153,901        10,859,640
    Coca-Cola Co.          185,524         8,731,223
                                      --------------
                                          19,590,863
                                      --------------
  BROADCASTING -- 2.0%
    Clear Channel
      Communications,
      Inc.*                211,076        15,197,472
    UnitedGlobalCom,
      Inc. Cl-A*            93,778         4,981,956
                                      --------------
                                          20,179,428
                                      --------------
  CABLE TELEVISION -- 2.1%
    Comcast Corp. Cl-A*    530,319        21,245,905
                                      --------------
  COMPUTER HARDWARE -- 5.0%
    EMC Corp.*             375,413        52,158,944
                                      --------------
  COMPUTER SERVICES & SOFTWARE -- 11.8%
    3Com Corp.*             39,686         1,565,117
    Cisco Systems, Inc.*   551,680        38,246,940
    Juniper Networks,
      Inc.*                 46,918         9,978,872
    Oracle Corp.*          594,389        47,513,970
    Sun Microsystems,
      Inc.*                279,545        25,700,668
                                      --------------
                                         123,005,567
                                      --------------
  CONGLOMERATES -- 2.6%
    Corning, Inc.          137,981        27,251,248
                                      --------------
  CONSTRUCTION -- 0.0%
    M.D.C. Holdings,
      Inc.                  20,000           381,250
                                      --------------
  CONSUMER PRODUCTS & SERVICES -- 0.2%
    Estee Lauder
      Companies, Inc.
      Cl-A                  50,188         2,214,546
                                      --------------

                            SHARES             VALUE
----------------------------------------------------
----------------------------------------------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 7.7%
    Adobe Systems, Inc.    179,100    $   21,659,906
    Agilent
      Technologies,
      Inc.*                 39,779         3,525,414
    General Electric Co.    86,240        13,561,240
    Sony Corp.              91,773        20,706,283
    Texas Instruments,
      Inc.                 123,534        20,120,600
                                      --------------
                                          79,573,443
                                      --------------
  ENTERTAINMENT & LEISURE -- 3.6%
    Time Warner, Inc.      409,643        36,842,267
                                      --------------
  FINANCIAL -- BANK & TRUST -- 0.6%
    Northern Trust Corp.    89,637         5,747,973
                                      --------------
  FINANCIAL SERVICES -- 7.2%
    Citigroup, Inc.        528,950        31,439,465
    Fannie Mae Corp.       236,355        14,255,161
    Morgan Stanley, Dean
      Witter & Co.         368,673        28,295,653
                                      --------------
                                          73,990,279
                                      --------------
  HOTELS & MOTELS -- 1.6%
    Four Seasons Hotels,
      Inc.                 289,409        16,206,904
                                      --------------
  INTERNET SERVICES -- 2.7%
    America Online,
      Inc.*                464,464        27,780,753
                                      --------------
  PAPER & FOREST PRODUCTS -- 0.8%
    Kimberly-Clark Corp.   148,930         8,647,248
                                      --------------
  PHARMACEUTICALS -- 4.9%
    Genentech, Inc.*       336,704        39,394,368
    Priority Healthcare
      Corp. Cl-B*          194,654        10,778,965
                                      --------------
                                          50,173,333
                                      --------------
  PRINTING & PUBLISHING -- 0.5%
    Lexmark
      International
      Group, Inc. Cl-A*     42,653         5,033,054
                                      --------------
  RETAIL & MERCHANDISING -- 5.4%
    Home Depot, Inc.       385,636        21,619,718
    Tiffany & Co.          199,670        14,513,513
    Wal-Mart Stores,
      Inc.                 359,576        19,911,521
                                      --------------
                                          56,044,752
                                      --------------
  SEMICONDUCTORS -- 5.2%
    Applied Materials,
      Inc.*                318,647        32,442,247
    Chartered
      Semiconductor
      Manufacturing
      [ADR]*                10,999           961,038

ASAF MARSICO
CAPITAL GROWTH FUND

----------------------------------------------------
                            SHARES             VALUE
----------------------------------------------------
    Infineon
      Technologies AG
      [ADR]*               150,000    $   10,181,250
    JDS Uniphase Corp.*     97,652        10,131,395
                                      --------------
                                          53,715,930
                                      --------------
  TELECOMMUNICATIONS -- 6.9%
    FLAG Telecom
      Holdings Ltd.*        29,319           571,721
    Motorola, Inc.          35,382         4,212,669
    QUALCOMM, Inc.*        126,525        13,720,055
    SBC Communications,
      Inc.                 118,286         5,182,405
    Sprint Corp. (PCS
      Group)*              536,942        29,531,810
    Vodafone AirTouch
      PLC [ADR]            395,958        18,610,026
                                      --------------
                                          71,828,686
                                      --------------
TOTAL COMMON STOCK
  (Cost $632,286,433)                    808,931,090
                                      --------------
FOREIGN STOCK -- 2.1%
  ELECTRONIC COMPONENTS & EQUIPMENT
    Sony Corp. (New) --
      (JPY)                 92,300        10,675,796
    Sony Corp. -- (JPY)     92,300        10,598,930
                                      --------------
  (Cost $13,589,897)                      21,274,726
                                      --------------
PREFERRED STOCK -- 0.6%
  UTILITIES
    AES Corp. 6.75%
      [CVT]
  (Cost $4,596,950)         91,939         6,556,400
                                      --------------

                            PAR
                           (000)
                          --------
CORPORATE OBLIGATIONS -- 4.5%
  BUSINESS SERVICES -- 0.1%
    Redback Networks,
      Inc. 144A
      5.00%, 04/01/07     $  1,668         1,188,450
                                      --------------

                               PAR
                             (000)             VALUE
----------------------------------------------------
----------------------------------------------------
  COMPUTER SERVICES & SOFTWARE -- 3.8%
    Juniper Networks, Inc.
    4.75%, 03/15/07       $ 42,487    $   39,141,149
                                      --------------
  TELECOMMUNICATIONS -- 0.6%
    Level 3
      Communications,
      Inc. [CVT]
      6.00%, 09/15/09        4,400         6,578,000
                                      --------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $48,555,000)                      46,907,599
                                      --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.8%
    Federal Home Loan
      Bank
      5.88%, 05/01/00
  (Cost $142,400,000)      142,400       142,400,000
                                      --------------
                            SHARES
                            ------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment
      Cash Fund            124,022           124,022
    Temporary Investment
      Fund                 124,022           124,022
                                      --------------
  (Cost $248,044)                            248,044
                                      --------------
TOTAL
  INVESTMENTS -- 99.3%
  (Cost $841,676,324)                  1,026,317,859
OTHER ASSETS LESS
  LIABILITIES -- 0.7%                      7,522,052
                                      --------------
NET ASSETS -- 100.0%                  $1,033,839,911
                                      ==============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 0.1% of net assets.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
COMMON STOCK -- 88.1%
  ADVERTISING -- 1.5%
    DoubleClick, Inc.*         23,700   $  1,798,237
    Lamar Advertising
      Co.*                     39,900      1,758,094
                                        ------------
                                           3,556,331
                                        ------------
  AEROSPACE -- 0.4%
    General Motors Corp.
      Cl-H*                     8,500        818,656
                                        ------------
  BROADCASTING -- 4.8%
    Emmis Communications
      Corp. Cl-A*              82,300      3,497,750
    Entercom
      Communications
      Corp.*                   28,300      1,202,750
    TV Guide, Inc.*            13,500        402,469
    UnitedGlobalCom, Inc.
      Cl-A*                    16,200        860,625
    USA Networks, Inc.*        76,700      1,764,100
    Westwood One, Inc.*        92,200      3,261,575
                                        ------------
                                          10,989,269
                                        ------------
  BUSINESS SERVICES -- 3.1%
    Micromuse, Inc.*           17,800      1,746,625
    Phone.com, Inc.*           30,200      2,536,800
    PurchasePro.com,
      Inc.*                    22,050        661,500
    Safeguard
      Scientifics, Inc.*       54,800      2,287,900
                                        ------------
                                           7,232,825
                                        ------------
  CABLE TELEVISION -- 2.5%
    Univision
      Communications,
      Inc.*                    52,500      5,735,625
                                        ------------
  CLOTHING & APPAREL -- 0.9%
    Limited, Inc.              45,400      2,051,513
                                        ------------
  COMPUTER SERVICES & SOFTWARE -- 15.4%
    BEA Systems, Inc.*         78,200      3,773,150
    Citrix Systems, Inc.*      68,400      4,176,674
    Fiserv, Inc.*              73,100      3,358,031
    Intuit, Inc.*              64,900      2,332,344
    Network Appliance, Inc.*   49,500      3,659,906
    Peregrine Systems,
      Inc.*                    98,700      2,374,969
    Rational Software
      Corp.*                   40,800      3,473,100
    Redback Networks,
      Inc.*                    15,300      1,214,438
    Siebel Systems, Inc.*      30,900      3,796,838
    VERITAS Software
      Corp.*                   71,250      7,642,675
                                        ------------
                                          35,802,125
                                        ------------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 10.2%
    Adobe Systems, Inc.        17,900      2,164,781
    Analog Devices, Inc.*      45,100      3,464,244
    Comverse Technology,
      Inc.*                    41,400      3,692,362

                             SHARES        VALUE
----------------------------------------------------
----------------------------------------------------
    Flextronics
      International Ltd.*      47,300   $  3,322,825
    Gemstar International
      Group Ltd.*              52,600      2,432,750
    KLA-Tencor Corp.*          34,000      2,545,750
    Metromedia Fiber
      Network, Inc. Cl-A*      83,300      2,571,888
    Sanmina Corp.*             60,800      3,651,800
                                        ------------
                                          23,846,400
                                        ------------
  ENTERTAINMENT & LEISURE -- 1.2%
    Harley-Davidson, Inc.      70,900      2,822,706
                                        ------------
  FINANCIAL SERVICES -- 3.4%
    Capital One Financial
      Corp.                    32,400      1,417,500
    Concord EFS, Inc.*        120,300      2,691,712
    E*TRADE Group, Inc.*       51,800      1,113,700
    Lehman Brothers
      Holdings, Inc.           17,000      1,395,063
    Providian Financial
      Corp.                    14,700      1,294,519
                                        ------------
                                           7,912,494
                                        ------------
  FOOD -- 1.3%
    Starbucks Corp.*           96,400      2,914,594
                                        ------------
  HEALTHCARE SERVICES -- 0.5%
    Health Management
      Associates, Inc.
      Cl-A*                    65,900      1,050,281
    Sequenom, Inc.*             8,500        206,125
                                        ------------
                                           1,256,406
                                        ------------
  INTERNET SERVICES -- 6.4%
    Art Technology Group,
      Inc.*                    27,800      1,688,850
    BroadVision, Inc.*         29,800      1,309,338
    Clarent Corp.*             19,000      1,292,000
    Covad Communications
      Group, Inc.*             41,400      1,148,850
    Digex, Inc.*               26,100      2,035,800
    eSPEED, Inc.*              22,500      1,063,125
    Portal Software,
      Inc.*                    22,900      1,050,538
    S1 Corp.*                  20,500      1,113,406
    VeriSign, Inc.*            17,200      2,397,249
    Vignette Corp.*            36,000      1,734,750
                                        ------------
                                          14,833,906
                                        ------------
  MACHINERY & EQUIPMENT -- 1.1%
    Cooper Cameron Corp.*      32,700      2,452,500
                                        ------------
  MEDICAL SUPPLIES & EQUIPMENT -- 2.6%
    MiniMed, Inc.*             28,500      3,503,719
    PE Corp. - PE
      Biosystems Group         40,200      2,412,000
                                        ------------
                                           5,915,719
                                        ------------

ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND

----------------------------------------------------
                             SHARES        VALUE
----------------------------------------------------
OIL & GAS -- 2.6%
    Coastal Corp.              34,500   $  1,731,469
    Rowan Companies,
      Inc.*                    97,800      2,732,287
    Union Pacific
      Resources Group,
      Inc.                     79,000      1,515,813
                                        ------------
                                           5,979,569
                                        ------------
  PHARMACEUTICALS -- 7.9%
    Abgenix, Inc.*              4,400        394,075
    Human Genome
      Sciences, Inc.*          10,900        834,531
    Immunex Corp.*             45,000      1,771,875
    MedImmune, Inc.*           37,100      5,933,681
    Millennium
      Pharmaceuticals,
      Inc.*                    22,200      1,762,125
    Pharmacopeia, Inc.*         5,100        209,738
    LT
      PhotoTherapeutics,
      Inc.*                    28,000      1,555,750
    Sepracor, Inc.*            31,400      2,888,800
    Waters Corp.*              30,300      2,878,500
                                        ------------
                                          18,229,075
                                        ------------
  RETAIL & MERCHANDISING -- 4.5%
    Best Buy Co., Inc.*        43,200      3,488,400
    BJ's Wholesale Club,
      Inc.*                    48,100      1,704,544
    Circuit City Stores,
      Inc.                     38,900      2,287,806
    Tiffany & Co.              41,600      3,023,800
                                        ------------
                                          10,504,550
                                        ------------
  SEMICONDUCTORS -- 9.8%
    Altera Corp.*              35,700      3,650,325
    Conexant Systems,
      Inc.*                    39,000      2,335,125
    E-Tek Dynamics, Inc.*      12,500      2,559,375
    LSI Logic Corp.*            8,500        531,250
    Maxim Integrated
      Products, Inc.*          36,400      2,359,175
    PMC-Sierra, Inc.*          33,500      6,427,813
    QLogic Corp.*              21,700      2,176,781
    Xilinx, Inc.*              36,000      2,637,000
                                        ------------
                                          22,676,844
                                        ------------
  TELECOMMUNICATIONS -- 6.3%
    Amdocs Ltd.*               25,200      1,705,725
    EchoStar
      Communications
      Corp. Cl-A*              21,000      1,337,438

                             SHARES        VALUE
----------------------------------------------------
----------------------------------------------------
    Efficient Networks,
      Inc.*                    37,000   $  2,432,750
    Intermedia
      Communications,
      Inc.*                    62,100      2,530,575
    Next Level
      Communications,
      Inc.*                    11,400        907,725
    NTL, Inc.*                 30,588      2,339,982
    Voicestream Wireless
      Corp.*                   16,700      1,653,300
    WinStar
      Communications,
      Inc.*                    42,200      1,682,725
                                        ------------
                                          14,590,220
                                        ------------
  UTILITIES -- 1.7%
    Calpine Corp.*             42,000      3,843,000
                                        ------------
TOTAL COMMON STOCK
  (Cost $181,504,057)                    203,964,327
                                        ------------
                              PAR
                             (000)
                             -----
COMMERCIAL PAPER -- 1.0%
    Albertson's, Inc.+
      5.95%, 05/01/00
  (Cost $2,254,000)        $    2,254      2,254,000
                                        ------------
                             SHARES
                             ------
SHORT-TERM INVESTMENTS -- 9.2%
    Temporary Investment
      Cash Fund            10,593,457     10,593,457
    Temporary Investment
      Fund                 10,593,456     10,593,456
                                        ------------
  (Cost $21,186,913)                      21,186,913
                                        ------------

TOTAL INVESTMENTS -- 98.3%
  (Cost $204,944,970)                    227,405,240
OTHER ASSETS LESS LIABILITIES -- 1.7%      3,915,236
                                        ------------
NET ASSETS -- 100.0%                    $231,320,476
                                        ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
+ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the period, this security amounted to 1.0% of net assets.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
COMMON STOCK -- 91.2%
  AEROSPACE -- 3.6%
    General Dynamics Corp.    29,300    $ 1,714,050
    General Motors Corp.
      Cl-H*                    6,400        616,400
                                        -----------
                                          2,330,450
                                        -----------
  AIRLINES -- 2.4%
    Continental Airlines,
      Inc. Cl-B*              21,400        856,000
    Southwest Airlines Co.    31,400        680,988
                                        -----------
                                          1,536,988
                                        -----------
  AUTOMOTIVE PARTS -- 3.1%
    Eaton Corp.                8,100        680,400
    Lear Corp.*               44,500      1,332,219
                                        -----------
                                          2,012,619
                                        -----------
  BROADCASTING -- 1.5%
    Scripps, (E.W.) Co.
      Cl-A                    21,000        980,438
                                        -----------
  BUSINESS SERVICES -- 1.8%
    ChoicePoint, Inc.*         8,900        338,200
    Comdisco, Inc.            27,100        841,794
                                        -----------
                                          1,179,994
                                        -----------
  CAPITAL GOODS -- 1.7%
    SPX Corp.*                10,200      1,120,725
                                        -----------
  CHEMICALS -- 4.0%
    Engelhard Corp.           43,000        755,188
    FMC Corp.*                13,300        773,894
    Praxair, Inc.             23,600      1,048,724
                                        -----------
                                          2,577,806
                                        -----------
  COMPUTER HARDWARE -- 0.8%
    Apple Computer, Inc.*      4,200        521,063
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 4.1%
    Cadence Design Systems,
      Inc.*                   35,500        596,844
    Ceridian Corp.*           31,000        672,313
    Compuware Corp.*          33,500        420,844
    Sungard Data Systems,
      Inc.*                   28,400        981,574
                                        -----------
                                          2,671,575
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 1.9%
    Energizer Holdings,
      Inc.*                   28,000        477,750
    Maytag Corp.              22,700        781,731
                                        -----------
                                          1,259,481
                                        -----------
  CONTAINERS & PACKAGING -- 2.3%
    Sealed Air Corp.*         13,400        745,375
    Smurfit-Stone Container
      Corp.*                  48,000        732,000
                                        -----------
                                          1,477,375
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
  ENERGY SERVICES -- 3.2%
    American Standard
      Companies, Inc.*        23,100    $   947,100
    Dynegy, Inc.              17,636      1,154,056
                                        -----------
                                          2,101,156
                                        -----------
  FINANCIAL -- BANK & TRUST -- 2.0%
    Countrywide Credit
      Industries, Inc.        30,500        842,563
    Valley National Bancorp   16,900        444,681
                                        -----------
                                          1,287,244
                                        -----------
  FINANCIAL SERVICES -- 11.2%
    AMBAC Financial Group,
      Inc.                    18,900        907,200
    Bear Stearns Companies,
      Inc.                    22,400        960,400
    Dun & Bradstreet Corp.    19,500        587,438
    Fleet Financial Group,
      Inc.                    29,100      1,031,230
    Franklin Resources,
      Inc.                    34,700      1,119,074
    Household
      International, Inc.     11,100        463,425
    Lehman Brothers
      Holdings, Inc.           5,100        418,519
    Providian Financial
      Corp.                   11,500      1,012,719
    SLM Holding Corp.         25,900        810,994
                                        -----------
                                          7,310,999
                                        -----------
  FOOD -- 3.5%
    Hershey Foods Corp.       15,800        716,925
    Kroger Co.*               47,900        889,144
    Nabisco Holdings Corp.*   18,800        706,175
                                        -----------
                                          2,312,244
                                        -----------
  HEALTHCARE SERVICES -- 1.7%
    Wellpoint Health
      Networks, Inc.*         15,000      1,106,250
                                        -----------
  HOTELS & MOTELS -- 1.6%
    Starwood Hotels &
      Resorts Worldwide,
      Inc. [REIT]             36,200      1,029,438
                                        -----------
  INSURANCE -- 5.1%
    Ace Ltd.                  46,600      1,115,487
    AON Corp.                 34,700        939,069
    Nationwide Financial
      Services, Inc.          16,200        450,563
    Xl Capital Ltd.           16,600        790,575
                                        -----------
                                          3,295,694
                                        -----------
  MACHINERY & EQUIPMENT -- 2.3%
    Danaher Corp.             15,900        908,287
    Pall Corp.                26,200        584,588
                                        -----------
                                          1,492,875
                                        -----------

ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
MEDICAL SUPPLIES & EQUIPMENT -- 3.7%
    Bard, (C.R.), Inc.        14,900    $   649,081
    Becton Dickinson & Co.    22,600        579,125
    Genzyme Corp.*            24,400      1,191,025
                                        -----------
                                          2,419,231
                                        -----------
  OIL & GAS -- 11.2%
    Anadarko Petroleum
      Corp.                   25,900      1,125,030
    Apache Corp.              16,000        775,000
    Coastal Corp.             20,800      1,043,900
    Kinder Morgan, Inc.       16,700        506,219
    Noble Drilling Corp.*     17,500        698,906
    Tosco Corp.               11,400        365,513
    Transocean Sedco Forex,
      Inc.                    21,700      1,019,900
    USX-Marathon Group,
      Inc.                    31,000        722,688
    Williams Companies,
      Inc.                    28,700      1,070,868
                                        -----------
                                          7,328,024
                                        -----------
  PAPER & FOREST PRODUCTS -- 1.4%
    Bowater, Inc.             16,900        929,500
                                        -----------
  PHARMACEUTICALS -- 0.9%
    Waters Corp.*              6,200        589,000
                                        -----------
  PRINTING & PUBLISHING -- 2.0%
    Belo, (A.H.) Corp. Cl-A   78,300      1,306,631
                                        -----------
  REAL ESTATE -- 4.4%
    Boston Properties, Inc.
      [REIT]                  20,700        721,913
    Indymac Mortgage
      Holdings, Inc. [REIT]   61,600        804,649
    Spieker Properties,
      Inc. [REIT]             16,300        722,294
    Vornado Realty Trust
      [REIT]                  17,600        607,200
                                        -----------
                                          2,856,056
                                        -----------
  RETAIL & MERCHANDISING -- 1.0%
    Consolidated Stores
      Corp.*                  54,500        677,844
                                        -----------
  SEMICONDUCTORS -- 1.7%
    Atmel Corp.*               7,500        367,031
    Micron Technology,
      Inc.*                    2,400        334,200
    National Semiconductor
      Corp.*                   6,600        400,950
                                        -----------
                                          1,102,181
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
  TELECOMMUNICATIONS -- 4.6%
    Allegiance Telecom,
      Inc.*                    5,800    $   410,350
    American Tower Corp.
      Cl-A*                   27,500      1,278,749
    EchoStar Communications
      Corp. Cl-A*             11,700        745,144
    Loral Space &
      Communications Ltd.*    55,800        547,538
                                        -----------
                                          2,981,781
                                        -----------
  UTILITIES -- 2.5%
    AES Corp.*                 9,000        809,438
    Unicom Corp.              21,400        850,650
                                        -----------
                                          1,660,088
                                        -----------
TOTAL COMMON STOCK
  (Cost $54,654,292)                     59,454,750
                                        -----------
                               PAR
                              (000)
                             -------
COMMERCIAL PAPER -- 9.2%
     Albertson's, Inc.+
      5.95%, 05/01/00
  (Cost $6,000,000)          $ 6,000      6,000,000
                                        -----------
                             SHARES
                             -------
SHORT-TERM INVESTMENTS -- 0.0%
     Temporary Investment
       Cash Fund               3,311          3,311
    Temporary Investment
      Fund                     3,311          3,311
                                        -----------
  (Cost $6,622)                               6,622
                                        -----------
TOTAL INVESTMENTS -- 100.4%
  (Cost $60,660,914)                     65,461,372
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.4%)                         (239,587)
                                        -----------
NET ASSETS -- 100.0%                    $65,221,785
                                        ===========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
+ Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the period, this security amounted to 9.2% of net assets.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF AIM INTERNATIONAL
EQUITY FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
FOREIGN STOCK -- 73.0%
AUSTRALIA -- 1.0%
    AMP Ltd.                   6,100    $    53,391
    Brambles Industries
      Ltd.                     2,000         56,250
    Cable & Wireless Optus
      Ltd.*                   13,200         42,594
    Telstra Corp.             19,000         48,560
                                        -----------
                                            200,795
                                        -----------
  BRAZIL -- 0.8%
    Embartel Participacoes
      SA [ADR]                 1,900         42,750
    Petroleo Brasileiro SA   300,000         71,507
    Tele Centro Sul
      Participacoes SA
      [ADR]*                     400         25,500
    Telecomunicacoes de Sao
      Paulo SA [ADR]             600         15,150
                                        -----------
                                            154,907
                                        -----------

  CANADA -- 7.6%
    BCE, Inc.                  1,789        207,074
    Bombardier, Inc. Cl-B      7,200        193,405
    C-Mac Industries, Inc.*    2,640        133,188
    Celestica, Inc.*           3,600        194,134
    Mitel Corp.*               3,700         92,646
    Nortel Networks Corp.      3,800        430,349
    Research in Motion
      Ltd.*                      230          9,764
    Rogers Communications,
      Inc. Cl-B*               5,334        138,781
    Shaw Communications,
      Inc. Cl-B                5,000        116,930
                                        -----------
                                          1,516,271
                                        -----------

  DENMARK -- 0.2%
    Vestas Wind Systems AS
      144A                       120         40,190
                                        -----------

  FINLAND -- 2.9%
    Nokia AB Oyj               8,792        505,541
    Sonera Group Oyj           1,410         77,734
                                        -----------
                                            583,275
                                        -----------

  FRANCE -- 8.6%
    Altran Technologies SA     1,211        248,073
    AXA SA                     1,278        189,943
    Banque National de
      Paris                    2,720        220,348
    Havas Advertising SA         200        100,056
    Peugeot Citroen SA           425         88,146
    Pinault-Printemps
      Redoute SA                 773        156,306
    Societe Television
      Francaise                  284        194,873
    STMicroelectronics NV      1,255        240,046
    Total Fina SA Cl-B         1,778        270,413
                                        -----------
                                          1,708,204
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------

  GERMANY -- 4.2%
    Epcos AG*                  1,820    $   256,733
    Infineon Technologies
      AG [ADR]*                2,400        163,588
    Intershop
      Communications AG*          20          8,438
    Porsche AG Pfd.               39        100,557
    Siemens AG                 2,050        298,891
                                        -----------
                                            828,207
                                        -----------

  GREECE -- 0.0%
    Jazztel PLC [ADR]*           100          5,200
                                        -----------

  HONG KONG -- 2.6%
    China Telecom Ltd.*       38,000        274,425
    Dao Heng Bank Group
      Ltd.                    16,000         73,951
    Hutchison Whampoa Ltd.    11,000        160,291
                                        -----------
                                            508,667
                                        -----------

  ITALY -- 1.1%
    Banca Popolare di
      Brescia                    680         61,965
    Gruppo Editoriale
      L'Espresso                 600          8,475
    Telecom Italia Mobile
      SPA                     15,588        149,148
                                        -----------
                                            219,588
                                        -----------

  JAPAN -- 13.9%
    Advantest Corp.              800        182,916
    DDI Corp.                    140        160,634
    Hirose Electric Co.
      Ltd.                       600         72,508
    Hoya Corp.                 1,000        101,784
    Matsushita
      Communication
      Industrial Co. Ltd.      1,000        156,748
    Murata Manufacturing
      Co. Ltd.                 1,000        194,316
    NEC Corp.                  9,000        244,838
    Nippon Telegraph &
      Telephone Corp.            110        136,391
    NTT Data Corp.                80        106,596
    NTT Mobile
      Communication
      Network, Inc.               50        167,019
    Ricoh Co. Ltd.             5,000        105,486
    Rohm Co. Ltd.                300        100,489
    Sanyo Electric Co.        26,000        173,459
    Sharp Corp.                3,000         57,878
    Sony Corp.                 1,200        137,798
    Takeda Chemical
      Industries Ltd.          3,000        197,369
    Tokyo Electron Ltd.        2,000        325,894
    Trend Micro, Inc.          1,000        149,901
                                        -----------
                                          2,772,024
                                        -----------

ASAF AIM INTERNATIONAL
EQUITY FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
KOREA -- 1.2%
    Korea Telecom Corp.
      [ADR]                    1,960    $    67,620
    LG Chemical Ltd.           2,700         62,043
    Pohang Iron & Steel Co.
      Ltd. [ADR]               2,400         50,400
    Samsung Electronics Co.      200         54,068
                                        -----------
                                            234,131
                                        -----------
  MEXICO -- 2.8%
    Cifra SA de CV Cl-C*      30,000         63,899
    Coca-Cola Femsa SA
      [ADR]                    3,400         63,113
    Fomento Economico
      Mexicano SA de CV
      [ADR]                    2,850        117,563
    Grupo Modelo SA de CV
      Cl-C                    17,000         36,119
    Grupo Televisa SA
      [GDR]*                   2,000        126,874
    Kimberly-Clark de
      Mexico SA Cl-A           8,400         27,039
    Telefonos de Mexico SA
      Cl-L [ADR]               2,150        126,447
                                        -----------
                                            561,054
                                        -----------

  NETHERLANDS -- 4.0%
    Koninklijke (Royal)
      Philips Electronics
      NV*                      7,220        322,844
    KPNQwest NV*               3,700        154,084
    United Pan-Europe
      Communications NV*       4,510        164,513
    VNU NV                     2,696        144,579
                                        -----------
                                            786,020
                                        -----------

  PORTUGAL -- 0.2%
    PT Multimedia*               700         48,957
                                        -----------

  SINGAPORE -- 1.3%
    Datadraft Asia Ltd.        9,000         67,500
    Development Bank of
      Singapore                5,000         68,816
    Keppel Corp. Ltd.         23,000         53,343
    Singapore Press
      Holdings Ltd.            4,000         78,246
                                        -----------
                                            267,905
                                        -----------

  SPAIN -- 1.1%
    Telefonica SA              9,784        218,256
                                        -----------
  SWEDEN -- 2.9%
    Ericsson, (L.M.)
      Telephone Co. Cl-B       4,160        370,337
    Netcom AB Cl-B*            2,808        199,794
    Om Gruppen AB                200          8,310
                                        -----------
                                            578,441
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------

  SWITZERLAND -- 4.7%
    ABB AG                     2,190    $   246,307
    Adecco SA                    237        194,919
    Ares-Serono Group             45        138,493
    Compagnie Financiere
      Richemont AG Cl-A           67        163,170
    Kudelski SA*                   1         10,311
    Zurich Allied AG             410        174,678
                                        -----------
                                            927,878
                                        -----------

  TAIWAN -- 1.2%
    Far Eastern Textile
      Ltd. [GDR]*              4,000         80,200
    Taiwan Semiconductor
      Manufacturing Co.
      Ltd. [ADR]*              2,850        149,091
                                        -----------
                                            229,291
                                        -----------

  THAILAND -- 0.1%
    Siam Commercial Bank*     24,000         19,221
                                        -----------

  UNITED KINGDOM -- 10.6%
    Arm Holdings PLC*         14,500        148,617
    Capita Group PLC           7,680        197,931
    CMG PLC*                   2,120        136,196
    Colt Telecom Group PLC*    5,750        245,544
    Compass Group PLC         11,500        163,936
    Kingston Communication
      (Hull) PLC*                500          6,283
    Logica PLC                 6,000        181,673
    Marconi PLC                8,660        108,612
    Pace Micro Technology
      PLC                      7,000         82,152
    Shell Transport &
      Trading Co. PLC         25,000        204,402
    The Sage Group PLC*        3,700         41,165
    Vodafone AirTouch PLC     87,327        402,452
    WPP Group PLC             11,450        185,261
                                        -----------
                                          2,104,224
                                        -----------
TOTAL FOREIGN STOCK
  (Cost $14,984,589)                     14,512,706
                                        -----------

U.S. STOCK -- 1.1%
  INTERNET SERVICES -- 0.1%
    Crayfish Co. Ltd.*           900         13,388
                                        -----------
  OIL & GAS -- 0.1%
    Gulf Indonesia
      Resources Ltd.*          3,100         21,700
                                        -----------
  TELECOMMUNICATIONS -- 0.9%
    360 Networks, Inc.*        2,300         34,931
    NTL, Inc.*                 1,875        143,437
                                        -----------
                                            178,368
                                        -----------
TOTAL U.S. STOCK
  (Cost $292,594)                           213,456
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                                 PAR
                               (000)          VALUE
---------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 24.1%
    Federal Home Loan
      Mortgage Corp.
      5.88%, 05/01/00
  (Cost $4,789,000)          $ 4,789    $ 4,789,000
                                        -----------
TOTAL INVESTMENTS -- 98.2%
  (Cost $20,066,183)                     19,515,162
OTHER ASSETS LESS
  LIABILITIES -- 1.8%                       351,188
                                        -----------
NET ASSETS -- 100.0%                    $19,866,350
                                        ===========

Foreign currency exchange contracts outstanding at April 30, 2000:

SETTLEMENT           CONTRACTS TO     IN EXCHANGE   CONTRACTS     UNREALIZED
MONTH        TYPE       RECEIVE           FOR       AT VALUE     DEPRECIATION
------------------------------------------------------------------------------
05/00        Buy        GBP  25,415     $40,021      $39,765         $256
                                        =======      =======         ====

-------------------------------------------------------

The following is a breakdown of the foreign stock portion of the Fund, by industry classification, as of April 30, 2000. Percentages are based on net assets.

                 INDUSTRY
-------------------------------------------
Advertising                                   1.4%
Aerospace                                     2.2%
Automobile Manufacturers                      1.2%
Beverages                                     1.8%
Broadcasting                                  1.8%
Business Services                             3.0%
Cable Television                              0.7%
Capital Goods                                 0.4%
Chemicals                                     0.3%
Computer Services & Software                  2.8%
Conglomerates                                 1.8%
Consumer Products & Services                  2.1%
Electronic Components & Equipment            12.0%
Entertainment & Leisure                       0.6%
Financial -- Bank & Trust                     2.1%
Financial Services                            1.2%
Food                                          0.1%
Industrial Products                           0.5%
Insurance                                     2.9%
Machinery & Equipment                         1.2%
Office Equipment                              0.5%
Oil & Gas                                     2.8%
Paper & Forest Products                       0.3%
Pharmaceuticals                               2.2%
Printing & Publishing                         1.6%
Retail & Merchandising                        0.8%
Semiconductors                                5.2%
Telecommunications                           18.9%
Transportation                                0.2%
Utilities                                     0.4%
                                             -----
TOTAL                                        73.0%
                                             =====

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock.
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.

See Notes to Financial Statements.

ASAF BANKERS TRUST
MANAGED INDEX 500 FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
COMMON STOCK -- 83.1%
  ADVERTISING -- 0.2%
    Interpublic Group of
      Companies, Inc.            653    $    26,773
    Omnicom Group, Inc.          427         38,884
    Young & Rubicam, Inc.         61          3,397
                                        -----------
                                             69,054
                                        -----------
  AEROSPACE -- 1.9%
    Boeing Co.                 2,250         89,297
    Cordant Technologies,
      Inc.                     7,100        402,037
    General Dynamics Corp.       754         44,109
    Goodrich, (B.F.) Co.         144          4,590
    Honeywell International,
      Inc.                     2,055        115,080
    Lockheed Martin Corp.      1,079         26,840
    Northrop Grumman Corp.       112          7,938
    Raytheon Co. Cl-B            917         20,346
    United Technologies
      Corp.                    1,460         90,794
                                        -----------
                                            801,031
                                        -----------
  AIRLINES -- 0.2%
    AMR Corp.*                   688         23,435
    Delta Air Lines, Inc.        536         28,274
    Southwest Airlines Co.     1,123         24,355
    US Airways Group, Inc.*      160          4,450
                                        -----------
                                             80,514
                                        -----------
  AUTOMOBILE MANUFACTURERS -- 0.9%
    Ford Motor Co.             3,484        190,531
    General Motors Corp.       1,859        174,049
    Navistar International
      Corp.*                     381         13,335
                                        -----------
                                            377,915
                                        -----------
  AUTOMOTIVE PARTS -- 0.3%
    AutoZone, Inc.*              734         16,836
    Cooper Tire & Rubber Co.     206          2,781
    Dana Corp.                   264          8,019
    Delphi Automotive
      Systems Corp.            2,093         40,028
    Genuine Parts Co.            772         20,265
    Goodyear Tire & Rubber
      Co.                        221          6,105
    TRW, Inc.                    249         14,567
                                        -----------
                                            108,601
                                        -----------
  BEVERAGES -- 1.7%
    American National Can
      Group, Inc.*             9,400        158,038
    Anheuser-Busch
      Companies, Inc.          1,189         83,899
    Brown-Forman Corp. Cl-B      114          6,220
    Coca-Cola Co.              6,590        310,142
    Coca-Cola Enterprises,
      Inc.                     1,818         38,746
    PepsiCo, Inc.              3,804        139,559
                                        -----------
                                            736,604
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
  BROADCASTING -- 0.5%
    CBS Corp.*                 2,608    $   153,220
    Clear Channel
      Communications, Inc.*      902         64,944
                                        -----------
                                            218,164
                                        -----------
  BUILDING MATERIALS -- 0.1%
    Armstrong World
      Industries, Inc.            89          1,741
    Masco Corp.                  978         21,944
    Owens Corning                147          2,674
    Sherwin Williams Co.         231          5,746
    Vulcan Materials Co.         180          7,886
                                        -----------
                                             39,991
                                        -----------
  BUSINESS SERVICES -- 0.2%
    Avery Dennison Corp.         216         14,175
    Ecolab, Inc.                 196          7,656
    First Data Corp.           1,023         49,807
    Parametric Technology
      Corp.*                   1,765         14,396
    Quintiles Transnational
      Corp.*                     312          4,466
                                        -----------
                                             90,500
                                        -----------
  CABLE TELEVISION -- 0.3%
    Comcast Corp. Cl-A*        2,852        114,258
                                        -----------
  CAPITAL GOODS -- 0.0%
    Briggs & Stratton Corp.       58          2,226
                                        -----------
  CHEMICALS -- 0.8%
    Air Products &
      Chemicals, Inc.            444         13,792
    DuPont, (E.I.) de
      Nemours & Co.            3,000        142,312
    Engelhard Corp.              348          6,112
    FMC Corp.*                   213         12,394
    Grace, (W.R.) & Co.*         198          2,574
    Hercules, Inc.               290          4,513
    PPG Industries, Inc.         373         20,282
    Praxair, Inc.                315         13,998
    Rohm & Haas Co.              480         17,100
    Union Carbide Corp.        1,569         92,571
                                        -----------
                                            325,648
                                        -----------
  CLOTHING & APPAREL -- 0.3%
    Limited, Inc.                808         36,511
    Liz Claiborne, Inc.          460         21,304
    Nike, Inc. Cl-B              333         14,465
    Reebok International,
      Ltd.*                      930         15,810
    Springs Industries, Inc.
      Cl-A                       373         15,316
    V.F. Corp.                   112          3,164
                                        -----------
                                            106,570
                                        -----------
  COMPUTER HARDWARE -- 4.7%
    Adaptec, Inc.*               587         15,849
    Apple Computer, Inc.*        518         64,264

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
    Compaq Computer Corp.      4,411    $   129,022
    Dell Computer Corp.*       7,159        358,845
    EMC Corp.*                 2,819        391,665
    Gateway, Inc.*             1,041         57,515
    Hewlett-Packard Co.        2,695        363,825
    International Business
      Machines Corp.           4,980        555,893
    Seagate Technology,
      Inc.*                      772         39,227
                                        -----------
                                          1,976,105
                                        -----------
  COMPUTER SERVICES & SOFTWARE -- 9.6%
    3Com Corp.*                1,156         45,590
    Autodesk, Inc.*               99          3,799
    Automatic Data
      Processing, Inc.         1,615         86,907
    BMC Software, Inc.*          813         38,059
    Ceridian Corp.*              386          8,371
    Cisco Systems, Inc.*      18,687      1,295,534
    Citrix Systems, Inc.*        635         38,775
    Computer Associates
      International, Inc.      1,506         84,054
    Computer Sciences Corp.*     579         47,225
    Compuware Corp.*           1,486         18,668
    Electronic Data Systems
      Corp.                    1,199         82,431
    Microsoft Corp.*          14,282        996,169
    NCR Corp.*                   508         19,622
    Network Appliance, Inc.*     968         71,572
    Novell, Inc.*              1,326         26,023
    Oracle Corp.*              7,822        625,270
    Paychex, Inc.                924         48,626
    PeopleSoft, Inc.*          1,283         17,882
    Silicon Graphics, Inc.*    1,206          8,668
    Sun Microsystems, Inc.*    4,391        403,697
    Unisys Corp.*              1,260         29,216
    VERITAS Software Corp.*    1,168        125,286
                                        -----------
                                          4,121,444
                                        -----------
  CONGLOMERATES -- 1.6%
    Corning, Inc.                466         92,035
    ITT Industries, Inc.          53          1,673
    Johnson Controls, Inc.       142          8,990
    Minnesota Mining &
      Manufacturing Co.        1,196        103,454
    National Service
      Industries, Inc.           328          7,052
    Philip Morris Companies,
      Inc.                     6,291        137,616
    Seagram Co. Ltd.           1,420         76,680
    Textron, Inc.                561         34,747
    Tyco International Ltd.    4,477        205,662
                                        -----------
                                            667,909
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
  CONSTRUCTION -- 0.1%
    Centex Corp.                 137    $     3,305
    Kaufman & Broad Home
      Corp.                      102          1,964
    Pulte Corp.                  759         16,318
                                        -----------
                                             21,587
                                        -----------
  CONSUMER PRODUCTS & SERVICES -- 1.4%
    Alberto-Culver Co. Cl-B      127          3,000
    Bausch & Lomb, Inc.           67          4,045
    Clorox Co.                   521         19,147
    Colgate-Palmolive Co.      1,491         85,173
    Eastman Kodak Co.          1,029         57,560
    Fortune Brands, Inc.         251          6,275
    Gillette Co.               2,232         82,584
    Hasbro, Inc.               1,089         17,356
    International Flavors &
      Fragrances, Inc.           173          5,958
    Jostens, Inc.              3,910         96,528
    Maytag Corp.                 223          7,680
    Procter & Gamble Co.       3,157        188,236
    Snap-On, Inc.                 69          1,824
    Tupperware Corp.             475          8,966
    UST, Inc.                    470          7,050
    Whirlpool Corp.              114          7,424
                                        -----------
                                            598,806
                                        -----------
  CONTAINERS & PACKAGING -- 0.1%
    Crown Cork & Seal Co.,
      Inc.                       650         10,563
    Owens Illinois, Inc.*        416          5,616
    Pactiv Corp.*                460          3,766
    Sealed Air Corp.*            422         23,474
                                        -----------
                                             43,419
                                        -----------
  DIVERSIFIED RESOURCES -- 0.0%
    Fluor Corp.                   81          2,719
                                        -----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 5.5%
    Adobe Systems, Inc.          282         34,104
    Analog Devices, Inc.*      1,117         85,800
    Cabletron Systems, Inc.*     917         20,976
    Comverse Technology,
      Inc.*                      531         47,359
    Emerson Electric Co.       1,077         59,100
    General Electric Co.       8,868      1,394,493
    KLA-Tencor Corp.*            615         46,048
    Linear Technology Corp.      739         42,215
    Molex, Inc.                  429         23,568
    Parker-Hannifin Corp.        483         22,460
    PerkinElmer, Inc.            264         14,454
    Rockwell International
      Corp.                      391         15,396
    Solectron Corp.*           1,808         84,637
    Tandy Corp.                  437         24,909
    Teradyne, Inc.*              610         67,100
    Texas Instruments, Inc.    2,171        353,602
                                        -----------
                                          2,336,221
                                        -----------

ASAF BANKERS TRUST
MANAGED INDEX 500 FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
  ENERGY SERVICES -- 0.1%
    Halliburton Co.            1,097    $    48,474
                                        -----------
  ENTERTAINMENT & LEISURE -- 2.9%
    Brunswick Corp.              792         15,197
    Carnival Corp.               963         23,955
    Disney, (Walt) Co.         5,501        238,262
    Harley-Davidson, Inc.        615         24,485
    Harrah's Entertainment,
      Inc.*                      889         18,280
    Mattel, Inc.               1,156         14,161
    Mirage Resorts, Inc.*     24,661        502,467
    Sabre Group Holdings*        207          7,232
    Time Warner, Inc.          3,434        308,845
    Viacom, Inc. Cl-B*         1,468         79,823
                                        -----------
                                          1,232,707
                                        -----------
  ENVIRONMENTAL SERVICES -- 0.1%
    Allied Waste Industries,
      Inc.*                      500          3,063
    Waste Management, Inc.     1,691         26,844
                                        -----------
                                             29,907
                                        -----------
  EQUIPMENT SERVICES -- 0.0%
    Millipore Corp.               51          3,656
                                        -----------
  FINANCIAL -- BANK & TRUST -- 3.5%
    AmSouth Bancorporation     1,069         15,567
    Bank of America Corp.      4,627        226,722
    Bank of New York Co.,
      Inc.                     1,895         77,813
    Bank One Corp.             2,298         70,089
    BB&T Corp.                   338          8,999
    Chase Manhattan Corp.      2,174        156,664
    Comerica, Inc.               297         12,585
    Fifth Third Bancorp          770         48,606
    First Union Corp.          2,672         85,170
    Firstar Corp.              2,436         60,596
    Huntington Bancshares,
      Inc.                       423          7,720
    KeyCorp.                   1,491         27,584
    MBNA Corp.                 1,976         52,488
    Mellon Financial Corp.     1,209         38,839
    Morgan, (J.P.) & Co.,
      Inc.                       551         70,735
    National City Corp.        1,923         32,691
    Northern Trust Corp.         536         34,371
    Old Kent Financial Corp.     173          5,212
    PNC Bank Corp. NA            706         30,799
    Regions Financial Corp.      390          7,971
    State Street Corp.           386         37,394
    Summit Bancorp               670         17,001
    SunTrust Banks, Inc.         798         40,499
    Synovus Financial Corp.      767         14,237
    U.S. Bancorp               1,285         26,102
    U.S. Trust Corp.             297         45,701
    Union Planters Corp.         551         15,600
    Wachovia Corp.               488         30,592

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
    Wells Fargo & Co.          4,355    $   178,826
                                        -----------
                                          1,477,173
                                        -----------
  FINANCIAL SERVICES -- 4.2%
    American Express Co.       1,277        191,629
    Associates First Capital
      Corp. Cl-A               1,224         27,158
    Bear Stearns Companies,
      Inc.                       193          8,275
    Block, (H&R), Inc.           571         23,875
    Capital One Financial
      Corp.                      432         18,900
    Citigroup, Inc.            9,280        551,579
    Deluxe Corp.                 401         10,100
    Dun & Bradstreet Corp.       244          7,351
    Fannie Mae Corp.           2,664        160,673
    Fleet Financial Group,
      Inc.                     2,336         82,782
    Franklin Resources, Inc.     561         18,092
    Freddie Mac Corp.          1,333         61,235
    Golden West Financial
      Corp.                      310         10,579
    Household International,
      Inc.                     1,166         48,681
    Lehman Brothers
      Holdings, Inc.             467         38,323
    MBIA, Inc.                   183          9,047
    Merrill Lynch & Co.,
      Inc.                     1,145        116,718
    Morgan Stanley, Dean
      Witter & Co.             3,218        246,981
    Paine Webber Group, Inc.     739         32,424
    Providian Financial
      Corp.                      137         12,065
    Schwab, (Charles) Corp.    1,120         49,840
    T. Rowe Price
      Associates, Inc.           683         26,039
    Washington Mutual, Inc.    1,372         35,072
                                        -----------
                                          1,787,418
                                        -----------
  FOOD -- 2.0%
    Albertson's, Inc.            612         19,928
    Archer Daniels Midland
      Co.                      1,645         16,347
    Bestfoods, Inc.              645         32,411
    Campbell Soup Co.            917         23,842
    ConAgra, Inc.              1,069         20,177
    General Mills, Inc.          673         24,480
    Great Atlantic & Pacific
      Tea Co., Inc.              665         12,178
    Hannaford Bros. Co.        4,400        318,450
    Heinz, (H.J.) Co.            825         28,050
    Hershey Foods Corp.          267         12,115
    Kellogg Co.                  904         22,092
    Kroger Co.*                2,265         42,044
    Nabisco Group Holdings       787         10,133
    Ralston Purina Group       1,567         27,716
    Safeway, Inc.*             1,318         58,157
    Sara Lee Corp.             2,476         37,140
    Supervalu, Inc.              967         20,005
    Sysco Corp.                  785         29,536
    Unilever NV NY Reg.        1,445         65,838

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
    Winn-Dixie Stores, Inc.      399    $     6,608
    Wrigley, (Wm., Jr.) Co.      244         17,660
                                        -----------
                                            844,907
                                        -----------
  FURNITURE -- 0.0%
    Leggett & Platt, Inc.        292          6,242
                                        -----------
  HEALTHCARE SERVICES --0.8%
    Amgen, Inc.*               2,936        164,417
    Columbia HCA Healthcare
      Corp.                    1,336         37,993
    Healthsouth Corp.*         2,227         17,955
    Humana, Inc.*                437          3,359
    IMS Health, Inc.             823         14,042
    Manor Care, Inc.*          1,011         12,069
    McKesson HBOC, Inc.          622         10,496
    Tenet Healthcare Corp.     1,384         35,292
    United Healthcare Group,
      Inc.*                      396         26,408
    Wellpoint Health
      Networks, Inc.*            173         12,759
                                        -----------
                                            334,790
                                        -----------
  HOTELS & MOTELS -- 0.1%
    Hilton Hotels Corp.          998          8,483
    Marriott International,
      Inc. Cl-A                  532         17,024
                                        -----------
                                             25,507
                                        -----------
  INDUSTRIAL PRODUCTS --0.0%
    Crane Co.                    183          4,918
                                        -----------
  INSURANCE -- 2.1%
    Aetna, Inc.                  282         16,321
    AFLAC, Inc.                  627         30,605
    Allstate Corp.             1,425         33,666
    American General Corp.       579         32,424
    American International
      Group, Inc.              4,302        471,875
    Chubb Corp.                  396         25,196
    CIGNA Corp.                  391         31,182
    Cincinnati Financial
      Corp.                      323         13,021
    Conseco, Inc.                894          4,861
    Jefferson-Pilot Corp.        475         31,617
    Lincoln National Corp.       363         12,637
    Loews Corp.                  188         10,364
    Marsh & McLennan
      Companies, Inc.            681         67,120
    MGIC Investment Corp.        556         26,584
    Safeco Corp.                 576         12,744
    St. Paul Companies, Inc.     452         16,103
    The Hartford Financial
      Services Group, Inc.       462         24,111
    Torchmark Corp.              132          3,308
    UNUM Corp.                   650         11,050
                                        -----------
                                            874,789
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
  INTERNET SERVICES -- 1.4%
    America Online, Inc.*      6,347    $   379,629
    Yahoo!, Inc.*              1,498        195,115
                                        -----------
                                            574,744
                                        -----------
  MACHINERY & EQUIPMENT -- 0.6%
    Baker Hughes, Inc.           706         22,460
    Caterpillar, Inc.          1,194         47,088
    Cooper Industries, Inc.      107          3,671
    Danaher Corp.                297         16,966
    Deere & Co.                  505         20,389
    Dover Corp.                  828         42,073
    Grainger, (W.W.), Inc.       168          7,287
    Illinois Tool Works,
      Inc.                       726         46,509
    Pall Corp.                   930         20,751
    Stanley Works, Inc.          772         22,774
    The Timken Co.               510          9,435
    Thermo Electron Corp.*       434          8,409
                                        -----------
                                            267,812
                                        -----------
  MEDICAL SUPPLIES & EQUIPMENT -- 1.9%
    Abbott Laboratories        3,655        140,489
    Bard, (C.R.), Inc.           353         15,378
    Baxter International,
      Inc.                       703         45,783
    Becton Dickinson & Co.       513         13,146
    Boston Scientific Corp.*   1,128         29,892
    Guidant Corp.*             1,003         57,547
    Johnson & Johnson Co.      3,703        305,497
    Mallinckrodt, Inc.           104          2,795
    Medtronic, Inc.            2,870        149,061
    PE Corp. - PE Biosystems
      Group                      513         30,780
    St. Jude Medical, Inc.*      615         19,180
                                        -----------
                                            809,548
                                        -----------
  METALS & MINING -- 0.5%
    Alcan Aluminum Ltd.          945         30,948
    Alcoa, Inc.                   65          4,217
    Allegheny Technologies,
      Inc.                       259          6,265
    Arch Coal, Inc.               13             70
    Barrick Gold Corp.         1,064         17,889
    Bethlehem Steel Corp.*     1,851          9,949
    Freeport-McMoRan Copper
      & Gold, Inc. Cl-B*         603          5,804
    Homestake Mining Co.         714          4,284
    Newmont Mining Corp.         252          5,906
    Nucor Corp.                  518         22,274
    Phelps Dodge Corp.           127          5,874
    Placer Dome, Inc.            896          7,280
    Reynolds Metals Co.        1,115         74,147
    USX-U.S. Steel Group,
      Inc.                        28            702
    Worthington Industries,
      Inc.                       658          8,143
                                        -----------
                                            203,752
                                        -----------

ASAF BANKERS TRUST
MANAGED INDEX 500 FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
  OFFICE EQUIPMENT -- 0.2%
    Ikon Office Solutions,
      Inc.                       396    $     2,327
    Office Depot, Inc.*          902          9,527
    Pitney Bowes, Inc.           610         24,934
    Staples, Inc.*             1,816         34,617
    Xerox Corp.                1,173         31,011
                                        -----------
                                            102,416
                                        -----------
  OIL & GAS -- 4.2%
    Amerada Hess Corp.           460         29,268
    Apache Corp.                 204          9,881
    Ashland, Inc.                 54          1,843
    Burlington Resources,
      Inc.                       464         18,241
    Chevron Corp.              1,902        161,908
    Coastal Corp.                797         39,999
    Columbia Gas Systems,
      Inc.                       135          8,471
    Conoco, Inc. Cl-B          1,496         37,213
    El Paso Energy Corp.         513         21,803
    Exxon Mobil Corp.          9,498        737,875
    Kerr-McGee Corp.             175          9,056
    Nicor, Inc.                  277          9,383
    Occidental Petroleum
      Corp.                    1,283         27,504
    ONEOK, Inc.                  282          7,121
    Phillips Petroleum Co.       574         27,229
    Rowan Companies, Inc.*       536         14,975
    Royal Dutch Petroleum
      Co.                      5,729        328,701
    Schlumberger Ltd.          1,437        110,020
    Sunoco, Inc.                  41          1,243
    Texaco, Inc.               1,397         69,152
    Tosco Corp.                  249          7,984
    Transocean Sedco Forex,
      Inc.                       454         21,338
    Union Pacific Resources
      Group, Inc.                673         12,913
    Unocal Corp.                 518         16,738
    Williams Companies, Inc.   1,084         40,447
                                        -----------
                                          1,770,306
                                        -----------
  PAPER & FOREST PRODUCTS -- 0.6%
    American Greetings Corp.
      Cl-A                       137          2,483
    Boise Cascade Corp.          442         14,393
    Champion International
      Corp.                      188         12,361
    Georgia Pacific Group        338         12,422
    International Paper Co.    1,338         49,171
    Kimberly-Clark Corp.       1,422         82,564
    Louisiana-Pacific Corp.      290          3,879
    Mead Corp.                   135          4,700
    Potlatch Corp.               409         16,130
    Temple-Inland, Inc.          328         16,441
    Westvaco Corp.               706         21,798
    Weyerhaeuser Co.             530         28,321
    Willamette Industries,
      Inc.                       196          7,485
                                        -----------
                                            272,148
                                        -----------
  PERSONAL SERVICES -- 0.1%
    Cendant Corp.*             2,641         40,770
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
  PHARMACEUTICALS -- 5.3%
    Allergan, Inc.               257    $    15,131
    ALZA Corp.*                  531         23,397
    American Home Products
      Corp.                    3,187        179,070
    Biogen, Inc.*                564         33,170
    Bristol-Meyers Squibb
      Co.                      5,293        277,552
    Cardinal Health, Inc.        637         35,075
    Lilly, (Eli) & Co.         2,699        208,666
    Merck & Co., Inc.          6,265        435,417
    Pfizer, Inc.               8,970        377,861
    Pharmacia Corp.            3,296        164,594
    Schering-Plough Corp.      3,538        142,626
    Warner-Lambert Co.         2,786        317,082
    Watson Pharmaceuticals,
      Inc.*                      493         22,154
                                        -----------
                                          2,231,795
                                        -----------
  PRECIOUS METALS -- 0.0%
    Inco Ltd.*                 1,095         17,109
                                        -----------
  PRINTING & PUBLISHING -- 0.5%
    Dow Jones & Co., Inc.        183         11,872
    Gannett Co., Inc.            693         44,265
    Knight-Ridder, Inc.          411         20,165
    Lexmark International
      Group, Inc. Cl-A*          439         51,802
    McGraw-Hill Co., Inc.        783         41,108
    New York Times Co.           343         14,127
    Tribune Co.                  531         20,643
                                        -----------
                                            203,982
                                        -----------
  RAILROADS -- 0.2%
    Burlington Northern
      Santa Fe Corp.             521         12,569
    Kansas City Southern
      Industries, Inc.           246         17,681
    Norfolk Southern Corp.     1,034         18,224
    Union Pacific Corp.        1,003         42,252
                                        -----------
                                             90,726
                                        -----------
  RESTAURANTS -- 0.4%
    Darden Restaurants, Inc.     345          6,361
    McDonald's Corp.           3,530        134,581
    Tricon Global
      Restaurants, Inc.*         340         11,603
    Wendy's International,
      Inc.                       323          7,227
                                        -----------
                                            159,772
                                        -----------
  RETAIL & MERCHANDISING -- 4.1%
    Bed, Bath & Beyond,
      Inc.*                      387         14,198
    Best Buy Co., Inc.*          673         54,345
    Circuit City Stores,
      Inc.                       427         25,113
    Consolidated Stores
      Corp.*                     290          3,607
    Costco Companies, Inc.*    1,473         79,633
    CVS Corp.                    615         26,753
    Dillard's, Inc. Cl-A         297          4,139
    Dollar General Corp.         523         11,964

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
    Federated Department
      Stores, Inc.*              759    $    25,806
    Gap, Inc.                  2,187         80,371
    Harcourt General, Inc.        63          2,355
    Home Depot, Inc.           6,169        345,849
    Kmart Corp.*               2,456         19,955
    Kohl's Corp.*              1,152         55,296
    Long's Drug Stores Corp.     546         12,695
    Lowe's Companies, Inc.       607         30,047
    May Department Stores
      Co.                        724         19,910
    Nordstrom, Inc.              368         10,235
    Penney, (J.C.) Co., Inc.     701          9,683
    Rite Aid Corp.               706          3,530
    Sears, Roebuck & Co.       1,427         52,264
    Target Corp.               1,120         74,550
    Toys 'R' Us, Inc.*         1,618         24,675
    Wal-Mart Stores, Inc.     12,018        665,496
    Walgreen Co.               2,532         71,213
                                        -----------
                                          1,723,682
                                        -----------
  SEMICONDUCTORS -- 4.2%
    Advanced Micro Devices,
      Inc.*                      556         48,789
    Altera Corp.*                600         61,350
    Applied Materials, Inc.*   2,173        221,239
    Conexant Systems, Inc.*      731         43,769
    Intel Corp.                9,123      1,156,909
    LSI Logic Corp.*             917         57,313
    Micron Technology, Inc.*     734        102,210
    National Semiconductor
      Corp.*                     627         38,090
    Xilinx, Inc.*                960         70,320
                                        -----------
                                          1,799,989
                                        -----------
  TELECOMMUNICATIONS --10.3%
    ADC Telecommunications,
      Inc.*                      957         58,138
    Alltel Corp.                 777         51,768
    Andrew Corp.*                742         21,843
    AT&T Corp.                 7,373        344,227
    Bell Atlantic Corp.        4,132        244,821
    BellSouth Corp.            5,004        243,632
    CenturyTel, Inc.             277          6,787
    Global Crossing Ltd.*      1,644         51,786
    GTE Corp.                  2,565        173,779
    IPC Communications,
      Inc.*                      141         23,547
    Lucent Technologies,
      Inc.                     8,575        533,278
    MCI WorldCom, Inc.*        6,979        317,108
    MediaOne Group, Inc.*      3,101        234,513
    Motorola, Inc.             1,887        224,671
    NetOptix Corp.*              279         49,209
    Nextel Communications,
      Inc. Cl-A*               1,097        120,053
    Nortel Networks Corp.      3,873        438,616

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
    QUALCOMM, Inc.*            2,077    $   225,225
    SBC Communications, Inc.   9,500        416,218
    Scientific-Atlanta, Inc.     620         40,339
    Sprint Corp. (FON Group)   4,056        249,444
    Sprint Corp. (PCS
      Group)*                  2,514        138,270
    Tellabs, Inc.*             1,270         69,612
    U.S. West, Inc.            1,549        110,269
                                        -----------
                                          4,387,153
                                        -----------
  TRANSPORTATION -- 0.2%
    CSX Corp.                  1,021         21,377
    FedEx Corp.*                 988         37,235
    Paccar, Inc.                 490         23,306
    Ryder Systems, Inc.          175          3,883
                                        -----------
                                             85,801
                                        -----------
  UTILITIES -- 2.2%
    AES Corp.*                   696         62,597
    Ameren Corp.                 244          8,952
    American Electric Power
      Co., Inc.                  350         12,819
    Carolina Power & Light
      Co.                        345         12,614
    Central & South West
      Corp.                      516         11,191
    Cinergy Corp.                239          6,393
    CMS Energy Corp.             630         11,970
    Consolidated Edison,
      Inc.                       818         28,783
    Constellation Energy
      Group                      561         18,548
    Dominion Resources,
      Inc.*                      773         34,785
    DTE Energy Co.               546         17,813
    Duke Energy Corp.            891         51,233
    Edison International Co.   1,542         29,394
    Enron Corp.                1,879        130,942
    Entergy Corp.              1,049         26,684
    FirstEnergy Corp.          1,054         26,811
    Florida Progress Corp.       564         27,636
    FPL Group, Inc.              607         27,429
    GPU, Inc.                    152          4,266
    New Century Energies,
      Inc.                       185          6,036
    Niagara Mohawk Holdings,
      Inc.*                      510          7,076
    Northern States Power
      Co.                        416          9,074
    PECO Energy Co.              792         33,017
    People's Energy Corp.        259          8,045
    PG&E Corp.                 1,696         43,990
    Pinnacle West Capital
      Co.                        404         14,191
    PPL Corp.                    622         14,850
    Public Service
      Enterprise Group, Inc.     816         29,274
    Reliant Energy, Inc.       1,031         27,450
    Sempra Energy                565         10,488
    Southern Co.               2,032         50,673
    Texas Utilities Co.          582         19,606

ASAF BANKERS TRUST
MANAGED INDEX 500 FUND

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
    Unicom Corp.                 714    $    28,382
    United Water Resources,
      Inc.                     2,700         93,824
                                        -----------
                                            946,836
                                        -----------
TOTAL COMMON STOCK
  (Cost $34,154,490)                     35,198,115
                                        -----------
                               PAR
                              (000)
                              -----
U.S. TREASURY OBLIGATIONS -- 16.1%
    U.S. Treasury Bills
      4.60%, 05/11/00         $  320        319,509
      4.95%, 05/11/00            370        369,389
      5.35%, 05/11/00            480        479,152
      5.38%, 05/11/00            120        119,785
      5.42%, 05/11/00            510        509,079
      5.45%, 05/11/00            420        419,237
      5.46%, 05/11/00            890        888,380
      5.52%, 05/11/00            180        179,669
      5.57%, 05/11/00          1,600      1,597,029
      5.59%, 05/11/00            900        898,323
      5.61%, 05/11/00            300        299,439
      5.62%, 07/13/00#            20         19,772
      5.64%, 07/13/00#            15         14,830
      5.67%, 07/13/00#           650        642,606
      5.69%, 07/13/00#            50         49,431
                                        -----------
  (Cost $6,805,311)                       6,805,630
                                        -----------
---------------------------------------------------
                              SHARES       VALUE
---------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary Investment
      Cash Fund                9,395    $     9,395
    Temporary Investment
      Fund                     9,395          9,395
                                        -----------
  (Cost $18,790)                             18,790
                                        -----------
TOTAL INVESTMENTS -- 99.2%
  (Cost $40,978,591)                     42,022,535
OTHER ASSETS LESS
  LIABILITIES -- 0.8%                       356,138
                                        -----------
NET ASSETS -- 100.0%                    $42,378,673
                                        ===========

# Securities with an aggregate market value of $723,680 have been segregated with the custodian to cover margin requirements for the following open futures contracts at April 30, 2000:

               EXPIRATION   NUMBER OF    UNREALIZED
 DESCRIPTION     MONTH      CONTRACTS   DEPRECIATION
----------------------------------------------------
S&P 500 Index    06/00         12         $ 18,391
S&P 500 Index    06/00         22          254,881
                                          --------
                                          $273,272
                                          ========

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

ASAF MFS
GROWTH WITH INCOME FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
COMMON STOCK -- 88.8%
  AEROSPACE -- 3.4%
    Boeing Co.                 1,470    $    58,341
    General Dynamics Corp.     2,470        144,495
    Honeywell
      International, Inc.        890         49,840
    United Technologies
      Corp.                    4,450        276,734
                                        -----------
                                            529,410
                                        -----------

  AUTOMOBILE MANUFACTURERS -- 0.2%
    Ford Motor Co.               450         24,609
                                        -----------
  AUTOMOTIVE PARTS -- 0.7%
    Delphi Automotive
      Systems Corp.            2,360         45,135
    Federal-Mogul Corp.          520          7,053
    TRW, Inc.                    890         52,065
                                        -----------
                                            104,253
                                        -----------

  BEVERAGES -- 1.1%
    Anheuser-Busch
      Companies, Inc.          2,110        148,888
    Coca-Cola Co.                 70          3,294
    PepsiCo, Inc.                540         19,811
                                        -----------
                                            171,993
                                        -----------
  BROADCASTING -- 0.1%
    Infinity Broadcasting
      Corp.*                     560         19,005
                                        -----------

  BUSINESS SERVICES -- 0.8%
    First Data Corp.           2,510        122,206
                                        -----------
  CHEMICALS -- 1.1%
    Air Products &
      Chemicals, Inc.          2,470         76,724
    Dow Chemical Co.              80          9,040
    DuPont, (E.I.) de
      Nemours & Co.              130          6,167
    Rohm & Haas Co.            2,200         78,375
                                        -----------
                                            170,306
                                        -----------

  CLOTHING & APPAREL -- 0.2%
    Cintas Corp.                 895         35,464
                                        -----------

  COMPUTER HARDWARE -- 4.9%
    Compaq Computer Corp.      2,500         73,125
    Dell Computer Corp.*       2,800        140,350
    EMC Corp.*                   900        125,044
    Hewlett-Packard Co.        2,370        319,950
    International Business
      Machines Corp.           1,010        112,741
                                        -----------
                                            771,210
                                        -----------

  COMPUTER SERVICES & SOFTWARE -- 8.9%
    Automatic Data
      Processing, Inc.         1,020         54,889
    BMC Software, Inc.*          560         26,215
    Cisco Systems, Inc.*       4,210        291,870

                             SHARES        VALUE
---------------------------------------------------
---------------------------------------------------
    Computer Associates
      International, Inc.      3,080    $   171,903
    Computer Sciences
      Corp.*                   1,010         82,378
    DST Systems, Inc.*           970         71,962
    Electronic Data Systems
      Corp.                      900         61,875
    Microsoft Corp.*           3,510        244,822
    Oracle Corp.*              2,180        174,264
    Rational Software
      Corp.*                     340         28,943
    Sun Microsystems, Inc.*    2,020        185,714
    VERITAS Software Corp.*      220         23,598
                                        -----------
                                          1,418,433
                                        -----------

  CONGLOMERATES -- 3.1%
    Corning, Inc.              1,320        260,700
    Tyco International Ltd.    4,930        226,472
                                        -----------
                                            487,172
                                        -----------

  CONSUMER PRODUCTS & SERVICES -- 1.2%
    Bausch & Lomb, Inc.          730         44,074
    Clorox Co.                   890         32,708
    Colgate-Palmolive Co.      1,520         86,830
    Gillette Co.                 540         19,980
    Procter & Gamble Co.          90          5,366
                                        -----------
                                            188,958
                                        -----------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 4.5%
    AT&T Wireless Group*       1,240         39,448
    Cabletron Systems,
      Inc.*                    2,310         52,841
    Emerson Electric Co.       1,480         81,215
    General Electric Co.       3,290        517,352
    Texas Instruments, Inc.      120         19,545
                                        -----------
                                            710,401
                                        -----------

  ENTERTAINMENT & LEISURE -- 1.4%
    Time Warner, Inc.          2,370        213,152
                                        -----------

  FINANCIAL -- BANK & TRUST -- 3.3%
    Bank of America Corp.      1,510         73,990
    Chase Manhattan Corp.        100          7,206
    Comerica, Inc.               520         22,035
    Northern Trust Corp.         310         19,879
    State Street Corp.         1,880        182,124
    U.S. Bancorp               3,900         79,219
    Wells Fargo & Co.          3,130        128,526
                                        -----------
                                            512,979
                                        -----------

  FINANCIAL SERVICES --5.0%
    American Express Co.         520         78,033
    Associates First
      Capital Corp. Cl-A         260          5,769
    AXA Financial, Inc.        1,840         60,030
    Capital One Financial
      Corp.                      520         22,750
    Citigroup, Inc.            1,530         90,939
    Fannie Mae Corp.           1,520         91,675
    Freddie Mac Corp.          4,370        200,746
    MBIA, Inc.                   530         26,202

ASAF MFS
GROWTH WITH INCOME FUND

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
    Merrill Lynch & Co.,
      Inc.                       930    $    94,802
    Providian Financial
      Corp.                      540         47,554
    Reuters Group PLC [ADR]      670         69,889
                                        -----------
                                            788,389
                                        -----------

  FOOD -- 3.6%
    Bestfoods, Inc.              740         37,185
    Kroger Co.*                3,170         58,843
    Quaker Oats Co.            1,430         93,218
    Safeway, Inc.*             8,650        381,682
                                        -----------
                                            570,928
                                        -----------

  HEALTHCARE
    SERVICES -- 0.4%
    United Healthcare
      Group, Inc.*               900         60,019
                                        -----------

  INSURANCE -- 2.8%
    American International
      Group, Inc.              1,050        115,172
    Lincoln National Corp.       840         29,243
    Marsh & McLennan
      Companies, Inc.            710         69,979
    St. Paul Companies,
      Inc.                       300         10,688
    The Hartford Financial
      Services Group, Inc.     3,890        203,009
    Torchmark Corp.              750         18,797
                                        -----------
                                            446,888
                                        -----------

  MACHINERY & EQUIPMENT -- 1.8%
    Baker Hughes, Inc.         2,920         92,893
    Deere & Co.                1,560         62,985
    Grainger, (W.W.), Inc.       980         42,508
    Illinois Tool Works,
      Inc.                       260         16,656
    Ingersoll-Rand Co.         1,530         71,814
                                        -----------
                                            286,856
                                        -----------

  MEDICAL SUPPLIES & EQUIPMENT -- 1.9%
    Johnson & Johnson Co.        740         61,050
    Medtronic, Inc.            4,500        233,719
                                        -----------
                                            294,769
                                        -----------

  METALS & MINING -- 0.1%
    Alcoa, Inc.                  130          8,434
                                        -----------

  OIL & GAS -- 7.3%
    BP Amoco PLC [ADR]         7,015        357,765
    Chevron Corp.                680         57,885
    Coastal Corp.              3,420        171,641
    Conoco, Inc. Cl-B          7,080        176,115
    Exxon Mobil Corp.          3,988        309,818
    Williams Companies,
      Inc.                     2,360         88,058
                                        -----------
                                          1,161,282
                                        -----------

  PAPER & FOREST PRODUCTS -- 0.4%
    Weyerhaeuser Co.           1,060         56,644
                                        -----------

                             SHARES        VALUE
---------------------------------------------------
---------------------------------------------------

  PHARMACEUTICALS -- 8.1%
    American Home Products
      Corp.                    1,600    $    89,900
    Bristol-Meyers Squibb
      Co.                      4,610        241,737
    Pfizer, Inc.               7,470        314,674
    Pharmacia Corp.            8,282        413,581
    Schering-Plough Corp.      1,420         57,244
    Warner-Lambert Co.         1,570        178,686
                                        -----------
                                          1,295,822
                                        -----------

  PRINTING & PUBLISHING -- 2.7%
    Gannett Co., Inc.          2,600        166,074
    New York Times Co.         2,510        103,381
    Tribune Co.                3,890        151,224
                                        -----------
                                            420,679
                                        -----------

  RESTAURANTS -- 0.2%
    McDonald's Corp.             970         36,981
                                        -----------

  RETAIL & MERCHANDISING -- 3.3%
    Costco Companies, Inc.*      110          5,947
    CVS Corp.                  4,960        215,760
    Home Depot, Inc.             695         38,963
    Lowe's Companies, Inc.       520         25,740
    Target Corp.                 120          7,988
    Wal-Mart Stores, Inc.      4,160        230,360
                                        -----------
                                            524,758
                                        -----------

  SEMICONDUCTORS -- 3.7%
    Intel Corp.                3,910        495,837
    National Semiconductor
      Corp.*                   1,320         80,190
                                        -----------
                                            576,027
                                        -----------

  TELECOMMUNICATIONS -- 10.3%
    Alltel Corp.               2,120        141,245
    AT&T Corp.                 1,520         70,965
    Bell Atlantic Corp.        3,960        234,629
    BellSouth Corp.              730         35,542
    BroadWing, Inc.            1,520         43,035
    Copper Mountain
      Networks, Inc.*            110          9,171
    Global Crossing Ltd.*      1,120         35,280
    MCI WorldCom, Inc.*        3,120        141,765
    Motorola, Inc.             2,594        308,847
    Nokia Corp. Cl-A [ADR]       540         30,713
    Nortel Networks Corp.      1,530        173,273
    Qwest Communications
      International, Inc.*     1,460         63,328
    SBC Communications,
      Inc.                     2,580        113,036
    Sprint Corp. (FON
      Group)                   1,600         98,400
    Sprint Corp. (PCS
      Group)*                  1,420         78,100
    Tellabs, Inc.*             1,220         66,871
                                        -----------
                                          1,644,200
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                             SHARES        VALUE
---------------------------------------------------
  TRANSPORTATION -- 0.2%
    Canadian National
      Railway Co.              1,047    $    29,381
                                        -----------

  UTILITIES -- 2.1%
    CMS Energy Corp.           1,040         19,760
    Enron Corp.                  650         45,297
    Nisource, Inc.             1,520         28,120
    PECO Energy Co.            2,390         99,633
    Pinnacle West Capital
      Co.                        690         24,236
    Texas Utilities Co.        2,380         80,176
    Unicom Corp.                 670         26,633
                                        -----------
                                            323,855
                                        -----------

TOTAL COMMON STOCK
  (Cost $13,478,228)                     14,005,463
                                        -----------
FOREIGN STOCK -- 2.0%
  CHEMICALS -- 0.3%
    AKZO Nobel NV -- (NLG)       970         39,803
                                        -----------

  FINANCIAL -- BANK & TRUST -- 0.2%
    ING Groep NV -- (NLG)        540         29,534
                                        -----------

  FOOD -- 0.5%
    Nestle SA -- (CHF)            44         77,746
                                        -----------

  PHARMACEUTICALS -- 0.3%
    AstraZeneca Group
      PLC -- (GBP)             1,000         42,077
                                        -----------

  TELECOMMUNICATIONS -- 0.7%
    KPN NV -- (NLG)              680         68,689
    Vodafone AirTouch
      PLC -- (GBP)            13,011         59,959
                                        -----------
                                            128,648
                                        -----------
TOTAL FOREIGN STOCK
  (Cost $322,174)                           317,808
                                        -----------
PREFERRED STOCK -- 0.3%
  TELECOMMUNICATIONS -- 0.3%
    Global Crossing Ltd.
      6.75% [CVT]*               200         49,400
                                        -----------
  UTILITIES -- 0.0%
    Texas Utilities Co.
      3.315% [CVT]                20            719
                                        -----------

TOTAL PREFERRED STOCK
  (Cost $50,844)                             50,119
                                        -----------

                               PAR
                              (000)        VALUE
---------------------------------------------------
---------------------------------------------------
CORPORATE OBLIGATIONS -- 0.4%
  FINANCIAL
    SERVICES -- 0.1%
    Bell Atlantic Financial
      Services 144A
      4.25%, 09/15/05            $15    $    18,926
                                        -----------
  TELECOMMUNICATIONS -- 0.3%
    NTL, Inc. 144A
      5.75%, 12/15/09             43         38,001
                                        -----------

TOTAL CORPORATE OBLIGATIONS
  (Cost $63,143)                             56,927
                                        -----------
                             SHARES
                             ------
SHORT-TERM INVESTMENTS -- 5.6%
    Temporary Investment
      Cash Fund              444,777        444,777
    Temporary Investment
      Fund                   444,777        444,777
                                        -----------
  (Cost $889,554)                           889,554
                                        -----------
TOTAL INVESTMENTS -- 97.1%
  (Cost $14,803,943)                     15,319,871
OTHER ASSETS LESS
  LIABILITIES -- 2.9%                       458,348
                                        -----------
NET ASSETS -- 100.0%                    $15,778,219
                                        ===========

Foreign currency exchange contracts outstanding at April 30, 2000:

                                                               UNREALIZED
SETTLEMENT          CONTRACTS TO   IN EXCHANGE   CONTRACTS   APPRECIATION/
MONTH        TYPE     RECEIVE          FOR       AT VALUE    (DEPRECIATION)
---------------------------------------------------------------------------
05/00        Buy      CHF 9,195      $ 5,329      $ 5,346        $  17
05/00        Buy     EUR 11,563       10,643       10,539         (104)
05/00        Buy      GBP 5,161        8,125        8,074          (51)
                                     -------      -------        -----
                                     $24,097      $23,959        $(138)
                                     =======      =======        =====

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 0.4% of net assets.

See Notes to Financial Statements.

ASAF KEMPER
SMALL-CAP GROWTH

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
COMMON STOCK -- 73.5%
  AEROSPACE -- 0.1%
    Remec, Inc.*                 900    $    34,144
                                        -----------

  AUTOMOTIVE PARTS -- 1.3%
    Copart, Inc.*             18,900        326,025
                                        -----------

  BEVERAGES -- 0.0%
    Celestial Seasonings,
      Inc.*                      100          3,363
                                        -----------

  BROADCASTING -- 1.1%
    Cumulus Media, Inc.
      Cl-A*                   19,700        258,563
                                        -----------

  BUILDING MATERIALS -- 1.3%
    Simpson Manufacturing
      Co., Inc.*               1,800         81,450
    Trex Co., Inc.*            5,600        225,050
                                        -----------
                                            306,500
                                        -----------

  BUSINESS SERVICES -- 4.8%
    AnswerThink Consulting
      Group, Inc.*             7,200        138,600
    Digital Courier
      Technologies, Inc.*     19,000        124,688
    Interactive
      Intelligence, Inc.*      1,400         34,300
    Korn/Ferry
      International, Inc.*     7,700        204,049
    Loislaw.com, Inc.*         1,100          7,563
    Mediaplex, Inc.*             400         20,500
    Micromuse, Inc.*           2,600        255,124
    Newgen Results Corp.*      5,000         64,688
    RSA Security, Inc.*        1,400         82,163
    Watchguard Technologies,
      Inc.*                    5,000        240,937
                                        -----------
                                          1,172,612
                                        -----------

  CHEMICALS -- 0.6%
    Cabot Microelectronics
      Corp.*                   4,200        136,500
                                        -----------
  CLOTHING & APPAREL -- 1.8%
    David's Bridal, Inc.*      3,300         37,950
    Gildan Activewear, Inc.
      Cl-A*                    7,200        247,050
    Pacific Sunwear of
      California, Inc.*        4,200        143,063
                                        -----------
                                            428,063
                                        -----------

  COMPUTER HARDWARE -- 4.8%
    Mercury Computer
      Systems, Inc.*           3,000        115,313
    Silicon Storage
      Technology, Inc.*       10,700      1,043,249
                                        -----------
                                          1,158,562
                                        -----------

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------

  COMPUTER SERVICES & SOFTWARE -- 15.9%
    Active Software, Inc.*     2,300    $    92,719
    Advent Software, Inc.*     6,500        341,250
    AVT Corp.*                 8,100         89,606
    Braun Consulting, Inc.*    5,000        125,000
    BSQUARE Corp.*             3,700         64,750
    Digital River, Inc.*       3,300         49,500
    Information Architects
      Corp.*                  12,000        132,000
    ISS Group, Inc.*           6,400        578,799
    Mercator Software, Inc.*   2,700         99,394
    Mercury Interactive
      Corp.*                   5,600        503,999
    National Computer
      Systems, Inc.            2,900        149,169
    National Information
      Consortium, Inc.*       18,500        228,938
    Numerical Technologies,
      Inc.*                      800         33,400
    Open Text Corp.*             100          2,488
    Pinnacle Systems, Inc.*   26,500        635,999
    Quintus Corp.*            10,000         98,125
    Radisys Corp.*               900         37,238
    Technology Solutions
      Corp.*                  29,200        191,625
    Ultimate Software Group,
      Inc.*                    9,100         80,763
    Viador, Inc.*              6,400        129,200
    Vocaltec Ltd.*             6,800        120,700
    Xpedior, Inc.*             6,800        110,500
                                        -----------
                                          3,895,162
                                        -----------

  CONSUMER PRODUCTS & SERVICES -- 1.5%
    JAKKS Pacific, Inc.*       8,900        163,538
    Rent-A-Center, Inc.*       9,300        189,487
    Steiner Leisure Ltd.*        900         18,113
                                        -----------
                                            371,138
                                        -----------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 3.4%
    Burr-Brown Corp.*          3,800        258,875
    Power-One, Inc.*           5,300        361,724
    SonoSight, Inc.*           6,400        210,800
                                        -----------
                                            831,399
                                        -----------

  ENTERTAINMENT & LEISURE -- 0.7%
    The 3DO Co.*               9,500         58,188
    THQ, Inc.*                 7,200        111,600
                                        -----------
                                            169,788
                                        -----------

  FINANCIAL SERVICES -- 1.3%
    Hudson United Bankcorp*    8,700        196,294
    Multex.com, Inc.*          5,600        113,750
                                        -----------
                                            310,044
                                        -----------

  FOOD -- 0.4%
    Hain Food Group, Inc.*     3,800        101,888
                                        -----------

  FURNITURE -- 1.0%
    Cost Plus, Inc.*           7,800        238,388
                                        -----------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

---------------------------------------------------
                              SHARES          VALUE
---------------------------------------------------
HEALTHCARE SERVICES -- 2.1%
    Albany Molecular
      Research, Inc.*          4,400    $   193,050
    Gene Logic, Inc.*          4,400        118,250
    MedQuist, Inc.*            5,600        198,450
                                        -----------
                                            509,750
                                        -----------

  INDUSTRIAL -- 1.1%
    Brooks Automation, Inc.*   3,000        269,063
                                        -----------

  INTERNET SERVICES -- 2.1%
    Firstworld
      Communications, Inc.*   10,200        121,763
    Internet Pictures Corp.*   6,200         97,650
    Netopia, Inc.*             3,800        158,649
    S1 Corp.*                    800         43,450
    Vicinity Corp.*            6,500         77,188
                                        -----------
                                            498,700
                                        -----------

  MACHINERY & EQUIPMENT -- 3.6%
    Asyst Technologies,
      Inc.*                   10,000        534,999
    National-Oilwell, Inc.*    7,800        186,713
    SpeedFam-IPEC, Inc.*       9,300        147,056
                                        -----------
                                            868,768
                                        -----------

  MEDICAL SUPPLIES & EQUIPMENT -- 2.2%
    Aclara Biosciences,
      Inc.*                    3,700        141,063
    Biovail Corp.*             4,400        209,825
    Cytyc Corp.*                 900         40,275
    Fusion Medical
      Technologies, Inc.*      8,100        141,750
                                        -----------
                                            532,913
                                        -----------

  OIL & GAS -- 3.3%
    Barrett Resources Corp.*   6,400        203,200
    Key Production Co.,
      Inc.*                    2,200         29,013
    Stone Energy Corp.*        5,500        259,875
    Swift Energy Co.*         15,000        306,562
                                        -----------
                                            798,650
                                        -----------

  PERSONAL SERVICES -- 0.1%
    Cornell Corrections,
      Inc.*                    1,500         13,500
                                        -----------
  PHARMACEUTICALS -- 2.3%
    Alexion Pharmaceuticals,
      Inc.*                    4,400        196,350
    Cryolife, Inc.*            3,400         65,875
    Intermune
      Pharmaceuticals, Inc.*     400          6,800

                              SHARES          VALUE
---------------------------------------------------
---------------------------------------------------
    Maxim Pharmaceuticals,
      Inc.*                    1,700    $    65,875
    QLT PhotoTherapeutics,
      Inc.*                    4,000        222,250
                                        -----------
                                            557,150
                                        -----------

  REAL ESTATE -- 0.6%
    CoStar Group, Inc.*        6,500        155,898
                                        -----------

  RESTAURANTS -- 0.3%
    The Cheesecake Factory,
      Inc.*                    1,800         73,688
                                        -----------

  RETAIL & MERCHANDISING -- 0.5%
    Duane Reade, Inc.*         3,800        114,000
                                        -----------

  SEMICONDUCTORS -- 4.1%
    Alpha Industries, Inc.*    4,800        249,600
    American Superconductor
      Corp.*                   3,800        145,113
    Silicon Image, Inc.*       3,800        152,475
    Therma-Wave, Inc.*         5,900        162,250
    TranSwitch Corp.*          3,300        290,605
                                        -----------
                                          1,000,043
                                        -----------

  TELECOMMUNICATIONS -- 11.2%
    ANTEC Corp.*              11,000        591,249
    Com21, Inc.*               6,800        190,400
    Cypress Communications,
      Inc.*                   10,900        143,744
    Insight Communications
      Co., Inc.*              13,400        273,025
    Inter-Tel, Inc.            1,200         24,300
    Lightbridge, Inc.*        11,100        233,100
    Natural MicroSystems
      Corp.*                   4,200        273,525
    Polycom, Inc.*             5,500        435,187
    Proxim, Inc.*                800         61,550
    Research in Motion Ltd.*   4,400        187,000
    SBA Communications
      Corp.*                   2,700        109,688
    Spectrasite Holdings,
      Inc.*                    9,500        199,500
                                        -----------
                                          2,722,268
                                        -----------

TOTAL COMMON STOCK
  (Cost $20,133,843)                     17,856,530
                                        -----------

ASAF KEMPER
SMALL-CAP GROWTH

---------------------------------------------------
                               PAR
                              (000)           VALUE
---------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 23.0%
    Federal Home Loan Bank
      5.88%, 05/01/00
  (Cost $5,600,000)           $5,600    $ 5,600,000
                                        -----------
                              SHARES
                              ------
SHORT-TERM INVESTMENTS -- 0.5%
    Temporary Investment
      Cash Fund               65,758         65,758
    Temporary Investment
      Fund                    65,758         65,758
                                        -----------
  (Cost $131,516)                           131,516
                                        -----------

TOTAL INVESTMENTS -- 97.0%
  (Cost $25,865,359)                     23,588,046
OTHER ASSETS LESS
  LIABILITIES -- 3.0%                       730,044
                                        -----------
NET ASSETS -- 100.0%                    $24,318,090
                                        ===========

-------------------------------------------------------
* Non-income producing security.
DEFINITION OF ABBREVIATIONS
                         -------------------------------------------------------
THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:

ADR   --   American Depositary Receipt
CVT   --   Convertible Security
GDR   --   Global Depositary Receipt
PIK   --   Payment in Kind Security
REIT  --   Real Estate Investment Trust
STEP  --   Stepped Coupon Bond (Rates shown are the
           effective yields at purchase date.)
TBA   --   To be Announced Security
COUNTRIES/CURRENCIES:
AUD   --   Australia/Australian Dollar
CAD   --   Canada/Canadian Dollar
CHF   --   Switzerland/Swiss Franc
EUR   --   Europe/Euro Currency
GBP   --   United Kingdom/British Pound
HKD   --   Hong Kong/Hong Kong Dollar
ITL   --   Italy/Italian Lira
JPY   --   Japan/Japanese Yen
MXP   --   Mexico/Mexican Peso
NLG   --   Netherlands/Netherland Guilder
NOK   --   Norway/Norwegian Krone
SEK   --   Sweden/Swedish Krona
SGD   --   Singapore/Singapore Dollar

See Notes to Financial Statements.

                      (This page intentionally left blank)

APRIL 30, 2000

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                ASAF                          ASAF           ASAF
                                              FOUNDERS          ASAF         T. ROWE       AMERICAN         ASAF
                                           INTERNATIONAL       JANUS       PRICE SMALL     CENTURY       FEDERATED
                                               SMALL         SMALL-CAP       COMPANY      STRATEGIC      HIGH YIELD
                                           CAPITALIZATION      GROWTH         VALUE        BALANCED         BOND
                                                FUND            FUND          FUND           FUND           FUND
                                           --------------   ------------   -----------   ------------   ------------
ASSETS:
  Investments in Securities at Value (A)    $130,849,118    $432,093,246   $74,100,892   $160,901,314   $116,440,626
  Collateral Received for Securities Lent             --      41,671,367     1,570,000     15,079,265      4,037,727
  Cash                                         5,321,830          71,785        52,413      6,506,673            200
  Foreign Currency (B)                            41,465              --            --             --             --
  Receivable for:
    Securities Sold                            2,024,501       6,347,697            --         70,159        728,574
    Dividends and Interest                       103,716          52,082        29,419        988,954      2,860,331
    Fund Shares Sold                           2,300,167         199,353       649,883        684,775        284,675
  Unrealized Appreciation on Foreign
    Currency Exchange Contracts                    4,906              --            --             --             --
  Receivable from Investment Manager                  --              --            --             --             --
  Deferred Organization Costs                     33,287          33,287        33,287         33,287         33,369
  Prepaid Expenses                                44,841          46,908        28,089         32,800         21,093
                                            ------------    ------------   -----------   ------------   ------------
      Total Assets                           140,723,831     480,515,725    76,463,983    184,297,227    124,406,595
                                            ------------    ------------   -----------   ------------   ------------
LIABILITIES:
  Cash Overdraft                                      --              --            --             --             --
  Payable to Investment Manager                   33,814         121,373        36,046         71,961         34,778
  Unrealized Depreciation on Foreign
    Currency Exchange Contracts                   44,789              --            --             --             --
  Payable upon Return of Securities Lent              --      41,671,367     1,570,000     15,079,265      4,037,727
  Payable for:
    Securities Purchased                       7,224,576       1,510,452            --      7,399,108        692,562
    Fund Shares Redeemed                         619,895          97,045         6,885          8,496        323,672
    Futures Variation Margin                          --              --            --         18,250             --
    Distribution Fees                             93,195         335,235        53,207        119,018         84,871
    Accrued Expenses and Other
      Liabilities                                 53,956         440,369        97,158        214,367        131,846
    Accrued Dividends                                 --              --            --             --        843,188
                                            ------------    ------------   -----------   ------------   ------------
      Total Liabilities                        8,070,225      44,175,841     1,763,296     22,910,465      6,148,644
                                            ------------    ------------   -----------   ------------   ------------
NET ASSETS                                  $132,653,606    $436,339,884   $74,700,687   $161,386,762   $118,257,951
                                            ============    ============   ===========   ============   ============
COMPONENTS OF NET ASSETS
Capital Stock                               $      7,059    $     22,566   $     7,774   $     12,164   $     13,689
Additional Paid-In Capital                   148,772,950     385,212,592    75,132,124    148,970,115    134,196,348
Undistributed Net Investment Income
  (Loss)                                        (427,462)     (2,616,288)      (61,149)       532,505         59,614
Accumulated Net Realized Gain (Loss) on
  Investments                                 (1,094,482)     36,219,975       395,871        719,272     (1,531,502)
Net Unrealized Appreciation
  (Depreciation) on Investments              (14,604,459)     17,501,039      (773,933)    11,152,706    (14,480,198)
                                            ------------    ------------   -----------   ------------   ------------
NET ASSETS                                  $132,653,606    $436,339,884   $74,700,687   $161,386,762   $118,257,951
                                            ============    ============   ===========   ============   ============
(A) Investments at Cost                     $145,414,943    $414,589,686   $74,874,825   $149,789,184   $130,920,824
(B) Foreign Currency at Cost                $     47,092    $         --   $        --   $         --   $         --
                                            ============    ============   ===========   ============   ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                             ASAF                          ASAF          ASAF
                                           FOUNDERS          ASAF         T. ROWE      AMERICAN        ASAF
                                        INTERNATIONAL       JANUS       PRICE SMALL     CENTURY      FEDERATED
                                            SMALL         SMALL-CAP       COMPANY      STRATEGIC    HIGH YIELD
                                        CAPITALIZATION      GROWTH         VALUE       BALANCED        BOND
                                             FUND            FUND          FUND          FUND          FUND
                                        --------------   ------------   -----------   -----------   -----------
NET ASSET VALUE:
  Class A: Net Assets                    $30,213,385     $ 98,977,783   $14,772,762   $28,836,751   $17,115,983
                                         -----------     ------------   -----------   -----------   -----------
           Shares Outstanding              1,592,092        5,065,779     1,525,479     2,167,369     1,981,603
                                         -----------     ------------   -----------   -----------   -----------
           Net Asset Value and
             Redemption Price Per
             Share                       $     18.98     $      19.54   $      9.68   $     13.30   $      8.64
                                         ===========     ============   ===========   ===========   ===========
             Divided by (1 - Maximum
               Sales Charge)                  94 1/4%          94 1/4%       94 1/4%       94 1/4%       95 3/4%
                                         -----------     ------------   -----------   -----------   -----------
           Offering Price Per Share*     $     20.14     $      20.73   $     10.27   $     14.11   $      9.02
                                         ===========     ============   ===========   ===========   ===========
  Class B: Net Assets                    $63,181,259     $209,161,492   $29,298,564   $81,858,927   $70,541,334
                                         -----------     ------------   -----------   -----------   -----------
           Shares Outstanding              3,368,464       10,852,640     3,053,779     6,172,718     8,164,426
                                         -----------     ------------   -----------   -----------   -----------
           Net Asset Value, Offering
             and Redemption Price
             Per Share                   $     18.76     $      19.27   $      9.59   $     13.26   $      8.64
                                         ===========     ============   ===========   ===========   ===========
  Class C: Net Assets                    $26,152,450     $ 89,655,105   $15,422,826   $28,358,810   $12,423,473
                                         -----------     ------------   -----------   -----------   -----------
           Shares Outstanding              1,399,412        4,648,587     1,608,751     2,138,854     1,438,310
                                         -----------     ------------   -----------   -----------   -----------
           Net Asset Value, Offering
             and Redemption Price
             Per Share                   $     18.69     $      19.29   $      9.59   $     13.26   $      8.64
                                         ===========     ============   ===========   ===========   ===========
  Class X: Net Assets                    $13,106,512     $ 38,545,504   $15,206,535   $22,332,274   $18,177,161
                                         -----------     ------------   -----------   -----------   -----------
           Shares Outstanding                699,319        1,998,591     1,585,668     1,684,613     2,104,808
                                         -----------     ------------   -----------   -----------   -----------
           Net Asset Value, Offering
             and Redemption Price
             Per Share                   $     18.74     $      19.29   $      9.59   $     13.26   $      8.64
                                         ===========     ============   ===========   ===========   ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 2000

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                                           ASAF
                                             ASAF           ASAF           ASAF            ASAF         NEUBERGER
                                         OPPENHEIMER    LORD ABBETT       JANUS          MARSICO          BERMAN
                                          LARGE-CAP      GROWTH AND      OVERSEAS        CAPITAL         MID-CAP
                                            GROWTH         INCOME         GROWTH          GROWTH          GROWTH
                                             FUND           FUND           FUND            FUND            FUND
                                         ------------   ------------   ------------   --------------   ------------
ASSETS:
  Investments in Securities at Value
    (A)                                  $108,297,339   $186,164,610   $684,379,078   $1,026,317,859   $227,405,240
  Collateral Received for Securities
    Lent                                   13,110,502     23,018,894             --      214,507,421     70,280,465
  Cash                                     13,983,196        388,206        101,652               --      3,393,513
  Foreign Currency (B)                             --             --            272               --             --
  Receivable for:
    Securities Sold                                --             --      4,688,007        9,565,719             --
    Dividends and Interest                     60,353        212,911        477,189          661,362         83,244
    Fund Shares Sold                          507,481        505,229        365,168        5,013,182      2,373,852
  Unrealized Appreciation on Foreign
    Currency Exchange Contracts                    --             --      9,373,795               --             --
  Receivable from Investment Manager               --             --             --               --             --
  Deferred Organization Costs                      --             --             --               --             --
  Prepaid Expenses                             36,477         31,081         50,339           22,214         30,472
                                         ------------   ------------   ------------   --------------   ------------
      Total Assets                        135,995,348    210,320,931    699,435,500    1,256,087,757    303,566,786
                                         ------------   ------------   ------------   --------------   ------------
LIABILITIES:
  Cash Overdraft                                   --             --             --          113,654             --
  Payable to Investment Manager                74,805         86,500        606,472          739,002         50,753
  Unrealized Depreciation on Foreign
    Currency Exchange Contracts                    --             --      3,553,208               --             --
  Payable upon Return of Securities
    Lent                                   13,110,502     23,018,894             --      214,507,421     70,280,465
  Payable for:
    Securities Purchased                           --             --      2,766,437        5,113,686      1,628,219
    Fund Shares Redeemed                        7,555         18,661        309,120          460,483          6,548
    Futures Variation Margin                       --             --             --               --             --
    Distribution Fees                          95,518        127,139        505,173          699,378        154,598
    Accrued Expenses and Other
      Liabilities                              56,862        209,407        431,753          614,222        125,727
    Accrued Dividends                              --             --             --               --             --
                                         ------------   ------------   ------------   --------------   ------------
      Total Liabilities                    13,345,242     23,460,601      8,172,163      222,247,846     72,246,310
                                         ------------   ------------   ------------   --------------   ------------
NET ASSETS                               $122,650,106   $186,860,330   $691,263,337   $1,033,839,911   $231,320,476
                                         ============   ============   ============   ==============   ============
COMPONENTS OF NET ASSETS
Capital Stock                            $      6,947   $     14,990   $     34,111   $       61,366   $      9,970
Additional Paid-In Capital                 96,010,847    171,973,902    529,860,964      866,263,346    212,847,232
Undistributed Net Investment Income
  (Loss)                                     (635,811)        17,515     (3,354,751)      (4,341,230)    (1,003,260)
Accumulated Net Realized Gain (Loss) on
  Investments                               3,277,880        205,743     34,784,000      (12,784,360)    (2,993,735)
Net Unrealized Appreciation
  (Depreciation) on Investments            23,990,243     14,648,180    129,939,013      184,640,789     22,460,269
                                         ------------   ------------   ------------   --------------   ------------
NET ASSETS                               $122,650,106   $186,860,330   $691,263,337   $1,033,839,911   $231,320,476
                                         ============   ============   ============   ==============   ============
(A) Investments at Cost                  $ 84,307,096   $171,516,430   $560,254,109   $  841,676,324   $204,944,970
(B) Foreign Currency at Cost             $         --   $         --   $        303   $           --   $         --
                                         ============   ============   ============   ==============   ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                                                     ASAF
                                          ASAF          ASAF           ASAF           ASAF        NEUBERGER
                                       OPPENHEIMER   LORD ABBETT      JANUS         MARSICO         BERMAN
                                        LARGE-CAP    GROWTH AND      OVERSEAS       CAPITAL        MID-CAP
                                         GROWTH        INCOME         GROWTH         GROWTH         GROWTH
                                          FUND          FUND           FUND           FUND           FUND
                                       -----------   -----------   ------------   ------------   ------------
NET ASSET VALUE:
  Class A: Net Assets                  $22,456,359   $36,819,561   $172,184,478   $197,509,435   $ 51,155,050
                                       -----------   -----------   ------------   ------------   ------------
           Shares Outstanding           1,261,606      2,847,145      8,425,665     11,649,008      2,191,646
                                       -----------   -----------   ------------   ------------   ------------
           Net Asset Value and
             Redemption Price Per
             Share                     $    17.80    $     12.93   $      20.44   $      16.96   $      23.34
                                       ===========   ===========   ============   ============   ============
             Divided by (1 -Maximum
               Sales Charge)               94 1/4%        94 1/4%        94 1/4%        94 1/4%        94 1/4%
                                       -----------   -----------   ------------   ------------   ------------
           Offering Price Per
             Share*                    $    18.89    $     13.72   $      21.69   $      17.99   $      24.76
                                       ===========   ===========   ============   ============   ============
  Class B: Net Assets                  $60,998,234   $87,302,761   $288,480,632   $513,776,646   $113,528,617
                                       -----------   -----------   ------------   ------------   ------------
           Shares Outstanding           3,458,260      6,770,279     14,282,934     30,525,107      4,901,870
                                       -----------   -----------   ------------   ------------   ------------
           Net Asset Value,
             Offering and
             Redemption Price Per
             Share                     $    17.64    $     12.90   $      20.20   $      16.83   $      23.16
                                       ===========   ===========   ============   ============   ============
  Class C: Net Assets                  $17,832,731   $33,297,890   $163,812,839   $244,005,010   $ 45,667,554
                                       -----------   -----------   ------------   ------------   ------------
           Shares Outstanding           1,014,300      2,584,985      8,095,649     14,514,958      1,970,749
                                       -----------   -----------   ------------   ------------   ------------
           Net Asset Value,
             Offering and
             Redemption Price Per
             Share                     $    17.58    $     12.88   $      20.23   $      16.81   $      23.17
                                       ===========   ===========   ============   ============   ============
  Class X: Net Assets                  $21,362,782   $29,440,118   $ 66,785,388   $ 78,548,820   $ 20,969,255
                                       -----------   -----------   ------------   ------------   ------------
           Shares Outstanding           1,214,195      2,286,914      3,306,689      4,675,903        906,234
                                       -----------   -----------   ------------   ------------   ------------
           Net Asset Value,
             Offering and
             Redemption Price Per
             Share                     $    17.59    $     12.87   $      20.20   $      16.80   $      23.14
                                       ===========   ===========   ============   ============   ============

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 2000

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                 ASAF                          ASAF          ASAF
                                               NEUBERGER        ASAF          BANKERS         MFS          ASAF
                                                BERMAN           AIM           TRUST        GROWTH        KEMPER
                                                MID-CAP     INTERNATIONAL     MANAGED        WITH        SMALL-CAP
                                                 VALUE         EQUITY        INDEX 500      INCOME        GROWTH
                                                 FUND           FUND           FUND          FUND          FUND
                                              -----------   -------------   -----------   -----------   -----------
ASSETS:
  Investments in Securities at Value (A)      $65,461,372    $19,515,162    $42,022,535   $15,319,871   $23,588,046
  Collateral Received for Securities Lent       7,411,100             --             --            --            --
  Cash                                                 55          2,569             --       424,787            --
  Foreign Currency (B)                                 --         26,902             --            --            --
  Receivable for:
    Securities Sold                                    --         92,371             --        24,390        80,495
    Dividends and Interest                         56,105          6,362         24,520        15,869         1,831
    Fund Shares Sold                              435,912        495,063        409,310       188,059       741,055
  Unrealized Appreciation on Foreign
    Currency Exchange Contracts                        --             --             --            17            --
  Receivable from Investment Manager                   --             --             --            --            --
  Deferred Organization Costs                          --             --             --            --            --
  Prepaid Expenses                                 12,796         52,295         55,589        51,726        53,859
                                              -----------    -----------    -----------   -----------   -----------
      Total Assets                             73,377,340     20,190,724     42,511,954    16,024,719    24,465,286
                                              -----------    -----------    -----------   -----------   -----------
LIABILITIES:
  Cash Overdraft                                       --             --         16,712            --            --
  Payable to Investment Manager                    29,367         12,273         20,206         4,541         6,657
  Unrealized Depreciation on Foreign
    Currency Exchange Contracts                        --            256             --           155            --
  Payable upon Return of Securities Lent        7,411,100             --             --            --            --
  Payable for:
    Securities Purchased                          583,216        231,409             --       181,323       114,808
    Fund Shares Redeemed                           10,583             --          2,117         4,448            --
    Futures Variation Margin                           --             --         44,830            --            --
    Distribution Fees                              46,480         13,281         28,869        10,249        19,732
    Accrued Expenses and Other Liabilities         74,809         67,155         20,547        45,784         5,999
    Accrued Dividends                                  --             --             --            --            --
                                              -----------    -----------    -----------   -----------   -----------
      Total Liabilities                         8,155,555        324,374        133,281       246,500       147,196
                                              -----------    -----------    -----------   -----------   -----------
NET ASSETS                                    $65,221,785    $19,866,350    $42,378,673   $15,778,219   $24,318,090
                                              ===========    ===========    ===========   ===========   ===========
COMPONENTS OF NET ASSETS
Capital Stock                                 $     5,220    $     1,932    $     4,039   $     1,526   $     2,931
Additional Paid-In Capital                     61,469,233     20,782,891     41,193,829    15,438,104    27,115,249
Undistributed Net Investment Income (Loss)       (181,729)       (14,368)        17,076        (9,193)       (1,384)
Accumulated Net Realized Gain (Loss) on
  Investments                                    (871,396)      (352,971)       393,057      (168,285)     (521,393)
Net Unrealized Appreciation (Depreciation)
  on Investments                                4,800,457       (551,134)       770,672       516,067    (2,277,313)
                                              -----------    -----------    -----------   -----------   -----------
NET ASSETS                                    $65,221,785    $19,866,350    $42,378,673   $15,778,219   $24,318,090
                                              ===========    ===========    ===========   ===========   ===========
(A) Investments at Cost                       $60,660,914    $20,066,183    $40,978,591   $14,803,943   $25,865,359
(B) Foreign Currency at Cost                  $        --    $    27,086    $        --   $        --   $        --
                                              ===========    ===========    ===========   ===========   ===========

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                             ASAF                          ASAF          ASAF
                                           NEUBERGER        ASAF          BANKERS        MFS          ASAF
                                            BERMAN           AIM           TRUST        GROWTH       KEMPER
                                            MID-CAP     INTERNATIONAL     MANAGED        WITH       SMALL-CAP
                                             VALUE         EQUITY        INDEX 500      INCOME       GROWTH
                                             FUND           FUND           FUND          FUND         FUND
                                          -----------   -------------   -----------   ----------   -----------
NET ASSET VALUE:
  Class A: Net Assets                     $13,243,939    $5,021,019     $ 9,171,232   $2,553,460   $ 5,632,070
                                          -----------    ----------     -----------   ----------   -----------
           Shares Outstanding               1,054,860       487,868         873,254      246,422       678,901
                                          -----------    ----------     -----------   ----------   -----------
           Net Asset Value and
             Redemption Price Per
             Share                        $     12.56    $    10.29     $     10.50   $    10.36   $      8.30
                                          ===========    ==========     ===========   ==========   ===========
             Divided by (1 - Maximum
               Sales Charge)                   94 1/4%       94 1/4%         94 1/4%      94 1/4%       94 1/4%
                                          -----------    ----------     -----------   ----------   -----------
           Offering Price Per Share*      $     13.33    $    10.92     $     11.14   $    10.99   $      8.81
                                          ===========    ==========     ===========   ==========   ===========
  Class B: Net Assets                     $31,128,962    $7,263,617     $18,564,183   $7,546,631   $11,093,913
                                          -----------    ----------     -----------   ----------   -----------
           Shares Outstanding               2,494,088       706,359       1,770,158      730,097     1,337,290
                                          -----------    ----------     -----------   ----------   -----------
           Net Asset Value, Offering
             and Redemption Price Per
             Share                        $     12.48    $    10.28     $     10.49   $    10.34   $      8.30
                                          ===========    ==========     ===========   ==========   ===========
  Class C: Net Assets                     $13,751,780    $5,901,082     $11,157,110   $3,909,642   $ 5,928,750
                                          -----------    ----------     -----------   ----------   -----------
           Shares Outstanding               1,101,456       574,414       1,063,111      378,741       714,582
                                          -----------    ----------     -----------   ----------   -----------
           Net Asset Value, Offering
             and Redemption Price Per
             Share                        $     12.49    $    10.27     $     10.49   $    10.32   $      8.30
                                          ===========    ==========     ===========   ==========   ===========
  Class X: Net Assets                     $ 7,097,104    $1,680,632     $ 3,486,148   $1,768,486   $ 1,663,357
                                          -----------    ----------     -----------   ----------   -----------
           Shares Outstanding                 569,615       163,484         332,445      170,999       200,553
                                          -----------    ----------     -----------   ----------   -----------
           Net Asset Value, Offering
             and Redemption Price Per
             Share                        $     12.46    $    10.28     $     10.49   $    10.34   $      8.29
                                          ===========    ==========     ===========   ==========   ===========

* On sales of $50,000 or more, the offering price of Class A shares is reduced.

See Notes to Financial Statements.

APRIL 30, 2000

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                        ASAF             ASAF            ASAF           ASAF           ASAF
                                    T. ROWE PRICE       JANUS          INVESCO         TOTAL           JPM
                                    INTERNATIONAL      CAPITAL          EQUITY         RETURN         MONEY
                                       EQUITY           GROWTH          INCOME          BOND          MARKET
                                        FUND             FUND            FUND           FUND           FUND
                                    -------------   --------------   ------------   ------------   ------------
ASSETS:
  Investments in Corresponding
    Portfolios of American Skandia
    Master Trust (A)                 $41,272,965    $2,362,665,361   $236,415,885   $155,648,721   $201,901,385
  Receivable for Investments Sold
    in Corresponding Portfolios of
    American Skandia Master Trust            493           692,196        102,852        158,068        220,030
  Receivable for Fund Shares Sold        321,687        11,291,179        903,925        623,631        446,155
  Receivable from Investment
    Manager                                8,223             1,434         40,103         20,141            963
  Deferred Organization Costs             31,646            31,724         31,724         31,724         31,735
  Prepaid Expenses                        23,536             4,276         30,684         15,364         47,609
                                     -----------    --------------   ------------   ------------   ------------
       Total Assets                   41,658,550     2,374,686,170    237,525,173    156,497,649    202,647,877
                                     -----------    --------------   ------------   ------------   ------------
LIABILITIES:
  Payable for Investments
    Purchased in Corresponding
    Portfolios of American Skandia
    Master Trust                         321,687        11,291,179        903,925        623,631        446,155
  Payable For:
    Fund Shares Redeemed                     493           692,196        102,852        158,068        220,030
    Distribution Fees                     27,097         1,581,421        160,192        109,992        150,545
    Accrued Dividends                         --                --             --        628,203        674,165
    Accrued Expenses and Other
       Liabilities                        28,964         1,054,071        235,754         47,079         86,478
                                     -----------    --------------   ------------   ------------   ------------
       Total Liabilities                 378,241        14,618,867      1,402,723      1,566,973      1,577,373
                                     -----------    --------------   ------------   ------------   ------------
NET ASSETS                           $41,280,309    $2,360,067,303   $236,122,450   $154,930,676   $201,070,504
                                     ===========    ==============   ============   ============   ============
COMPONENTS OF NET ASSETS
Capital Stock                        $     3,271    $       99,847   $     16,901   $     15,587   $    201,070
Additional Paid-In Capital            35,390,279     1,947,359,590    216,246,457    161,677,662    200,868,190
Undistributed Net Investment
  Income (Loss)                         (195,691)       (9,369,561)       630,211       (145,032)            --
Accumulated Net Realized Gain
  (Loss) on Investments                 (458,204)      (91,929,273)       518,961     (3,319,471)         1,244
Net Unrealized Appreciation
  (Depreciation) on Investments        6,540,654       513,906,700     18,709,920     (3,298,070)            --
                                     -----------    --------------   ------------   ------------   ------------
NET ASSETS                           $41,280,309    $2,360,067,303   $236,122,450   $154,930,676   $201,070,504
                                     ===========    ==============   ============   ============   ============
(A) Investments at Cost              $34,732,311    $1,848,758,661   $217,705,965   $158,946,791   $201,901,385
                                     ===========    ==============   ============   ============   ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                      ASAF             ASAF            ASAF          ASAF          ASAF
                                  T. ROWE PRICE       JANUS          INVESCO         TOTAL          JPM
                                  INTERNATIONAL      CAPITAL          EQUITY        RETURN         MONEY
                                     EQUITY           GROWTH          INCOME         BOND         MARKET
                                      FUND             FUND            FUND          FUND          FUND
                                  -------------   --------------   ------------   -----------   -----------
NET ASSET VALUE:
  Class A: Net Assets              $ 8,028,336    $  458,762,156   $ 41,426,362   $25,020,888   $69,950,057
                                   -----------    --------------   ------------   -----------   -----------
           Shares Outstanding          645,479        17,577,774      2,970,199     2,496,160    69,947,131
                                   -----------    --------------   ------------   -----------   -----------
           Net Asset Value and
             Redemption Price
             Per Share             $     12.44    $        26.10   $      13.95   $     10.02   $      1.00
                                   ===========    ==============   ============   ===========   ===========
             Divided by
               (1 - Maximum
               Sales Charge)            94 1/4%           94 1/4%        94 1/4%       95 3/4%          100%
                                   -----------    --------------   ------------   -----------   -----------
           Offering Price Per
             Share*                $     13.20    $        27.69   $      14.80   $     10.46   $      1.00
                                   ===========    ==============   ============   ===========   ===========
  Class B: Net Assets              $17,244,525    $1,265,664,585   $110,013,078   $86,688,864   $73,410,993
                                   -----------    --------------   ------------   -----------   -----------
           Shares Outstanding        1,361,403        54,748,802      7,869,031     8,736,292    73,413,667
                                   -----------    --------------   ------------   -----------   -----------
           Net Asset Value,
             Offering and
             Redemption Price
             Per Share             $     12.67    $        23.12   $      13.98   $      9.92   $      1.00
                                   ===========    ==============   ============   ===========   ===========
  Class C: Net Assets              $ 7,984,393    $  445,541,226   $ 46,790,100   $23,731,153   $35,202,202
                                   -----------    --------------   ------------   -----------   -----------
           Shares Outstanding          631,517        19,307,428      3,348,452     2,392,048    35,201,536
                                   -----------    --------------   ------------   -----------   -----------
           Net Asset Value,
             Offering and
             Redemption Price
             Per Share             $     12.64    $        23.08   $      13.97   $      9.92   $      1.00
                                   ===========    ==============   ============   ===========   ===========
  Class X: Net Assets              $ 8,023,055    $  190,099,336   $ 37,892,910   $19,489,771   $22,507,252
                                   -----------    --------------   ------------   -----------   -----------
           Shares Outstanding          632,225         8,213,247      2,712,918     1,962,753    22,506,922
                                   -----------    --------------   ------------   -----------   -----------
           Net Asset Value,
             Offering and
             Redemption Price
             Per Share             $     12.69    $        23.15   $      13.97   $      9.93   $      1.00
                                   ===========    ==============   ============   ===========   ===========

* The offering price of Class A shares is reduced on sales of $50,000 or more, with the exception of the Money Market Fund.

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 2000

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                             ASAF                            ASAF           ASAF
                                           FOUNDERS           ASAF          T. ROWE       AMERICAN        ASAF
                                        INTERNATIONAL        JANUS        PRICE SMALL     CENTURY       FEDERATED
                                            SMALL          SMALL-CAP        COMPANY      STRATEGIC     HIGH YIELD
                                        CAPITALIZATION       GROWTH          VALUE        BALANCED        BOND
                                             FUND             FUND           FUND           FUND          FUND
                                        --------------    ------------    -----------    ----------    -----------
INVESTMENT INCOME:
  Interest                               $    264,660     $  2,502,914    $   93,147     $1,858,365    $ 6,547,059
  Dividends                                   159,840           55,536       550,210        473,293        142,804
  Foreign Taxes Withheld                      (17,082)              --            --         (1,074)            --
                                         ------------     ------------    ----------     ----------    -----------
       Total Investment Income                407,418        2,558,450       643,357      2,330,584      6,689,863
                                         ------------     ------------    ----------     ----------    -----------
EXPENSES:
  Advisory Fees                               382,803        2,233,733       326,334        669,055        431,936
  Shareholder Servicing Fees                   51,781          700,439        92,821        249,635        183,075
  Administration and Accounting Fees           27,304          167,129        45,750         82,449         74,681
  Custodian Fees                               14,209           47,222        24,468         43,666         11,856
  Distribution Fees -- Class A                 33,929          285,497        29,749         66,642         45,520
  Distribution Fees -- Class B                174,273        1,179,577       129,646        379,466        361,414
  Distribution Fees -- Class C                 62,996          509,452        67,346        122,621         67,393
  Distribution Fees -- Class X                 47,410          221,901        69,846        105,083         97,145
  Supplemental Distribution Fees                   --              585            --             --             --
  Audit and Legal Fees                          2,065           15,877         2,195          4,966          4,180
  Organization Costs                            7,415            7,415         7,416          7,415          7,415
  Directors' Fees                                 560            4,256           583          1,320          1,110
  Registration Fees                            21,024           61,705        26,611         33,665         34,658
  Miscellaneous Expenses                        9,111           38,766         7,565         16,425         36,335
                                         ------------     ------------    ----------     ----------    -----------
       Total Expenses                         834,880        5,473,554       830,330      1,782,408      1,356,718
       Less: Reimbursement of
               Expenses by
               Investment Manager                  --         (298,231)     (125,824)      (291,450)      (168,195)
             Waiver of Fees by
               Investment Manager                  --               --            --             --             --
             Fees Paid Indirectly                  --             (585)           --             --             --
                                         ------------     ------------    ----------     ----------    -----------
       Net Expenses                           834,880        5,174,738       704,506      1,490,958      1,188,523
                                         ------------     ------------    ----------     ----------    -----------
Net Investment Income (Loss)                 (427,462)      (2,616,288)      (61,149)       839,626      5,501,340
                                         ------------     ------------    ----------     ----------    -----------

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                             ASAF                            ASAF           ASAF
                                           FOUNDERS           ASAF          T. ROWE       AMERICAN        ASAF
                                        INTERNATIONAL        JANUS        PRICE SMALL     CENTURY       FEDERATED
                                            SMALL          SMALL-CAP        COMPANY      STRATEGIC     HIGH YIELD
                                        CAPITALIZATION       GROWTH          VALUE        BALANCED        BOND
                                             FUND             FUND           FUND           FUND          FUND
                                        --------------    ------------    -----------    ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                               (681,101)      36,399,596     1,173,071      1,619,428     (1,182,279)
    Futures Contracts                              --               --            --        451,178             --
    Written Options Contracts                      --               --            --             --             --
    Swap Agreements                                --               --            --             --             --
    Foreign Currency Transactions            (380,818)           1,317            --       (680,354)            --
                                         ------------     ------------    ----------     ----------    -----------
  Net Realized Gain (Loss)                 (1,061,919)      36,400,913     1,173,071      1,390,252     (1,182,279)
                                         ------------     ------------    ----------     ----------    -----------
  Net Change in Unrealized
    Appreciation (Depreciation) on:
    Securities                            (15,586,243)     (28,810,247)    6,187,150      5,003,380     (5,836,468)
    Futures Contracts                              --               --            --       (217,521)            --
    Written Options Contracts                      --               --            --             --             --
    Swap Agreements                                --               --            --             --             --
    Translation of Assets and
       Liabilities Denominated in
       Foreign Currencies                     (36,510)          (2,556)           --         (2,173)            --
                                         ------------     ------------    ----------     ----------    -----------
  Net Change in Unrealized
    Appreciation (Depreciation)           (15,622,753)     (28,812,803)    6,187,150      4,783,686     (5,836,468)
                                         ------------     ------------    ----------     ----------    -----------
  Net Gain (Loss) on Investments          (16,684,672)       7,588,110     7,360,221      6,173,938     (7,018,747)
                                         ------------     ------------    ----------     ----------    -----------
  Net Increase (Decrease) in Net
    Assets Resulting from Operations     $(17,112,134)    $  4,971,822    $7,299,072     $7,013,564    $(1,517,407)
                                         ============     ============    ==========     ==========    ===========

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 2000

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                                        ASAF
                                           ASAF           ASAF            ASAF           ASAF         NEUBERGER
                                        OPPENHEIMER    LORD ABBETT       JANUS          MARSICO        BERMAN
                                         LARGE-CAP     GROWTH AND       OVERSEAS        CAPITAL        MID-CAP
                                          GROWTH         INCOME          GROWTH         GROWTH         GROWTH
                                           FUND           FUND            FUND           FUND           FUND
                                        -----------    -----------    ------------    -----------    -----------
INVESTMENT INCOME:
  Interest                              $   258,366    $  228,501     $  1,999,197    $ 3,443,550    $   378,561
  Dividends                                  77,698     1,418,352          993,500      1,411,747         24,762
  Foreign Taxes Withheld                         --        (1,782)         (92,005)        (3,267)            --
                                        -----------    ----------     ------------    -----------    -----------
       Total Investment Income              336,064     1,645,071        2,900,692      4,852,030        403,323
                                        -----------    ----------     ------------    -----------    -----------
EXPENSES:
  Advisory Fees                             404,932       812,901        3,145,947      4,262,922        594,571
  Shareholder Servicing Fees                 55,864       294,831          502,282        811,675        145,282
  Administration and Accounting Fees         46,071        88,146          168,889        215,431         46,513
  Custodian Fees                             16,487        20,618           88,424         51,087         23,139
  Distribution Fees -- Class A               37,521        79,534          364,816        398,313         77,026
  Distribution Fees -- Class B              223,116       381,589        1,184,629      2,144,121        308,515
  Distribution Fees -- Class C               61,321       138,084          645,465        981,505        127,609
  Distribution Fees -- Class X               90,442       134,159          300,225        340,669         70,459
  Supplemental Distribution Fees                 --        57,780           83,499         62,208         22,760
  Audit and Legal Fees                        2,905         5,444           17,897         27,780          4,022
  Organization Costs                             --            --               --             --             --
  Directors' Fees                               776         1,447            4,810          7,413          1,085
  Registration Fees                          26,584        35,747           69,101        132,379         35,503
  Miscellaneous Expenses                      8,561        13,958           48,953         63,860         11,463
                                        -----------    ----------     ------------    -----------    -----------
       Total Expenses                       974,580     2,064,238        6,624,937      9,499,363      1,467,947
       Less: Reimbursement of
               Expenses by
               Investment Manager            (2,705)     (216,322)              --       (243,895)       (38,604)
             Waiver of Fees by
               Investment Manager                --      (162,580)        (285,995)            --             --
             Fees Paid Indirectly                --       (57,780)         (83,499)       (62,208)       (22,760)
                                        -----------    ----------     ------------    -----------    -----------
       Net Expenses                         971,875     1,627,556        6,255,443      9,193,260      1,406,583
                                        -----------    ----------     ------------    -----------    -----------
Net Investment Income (Loss)               (635,811)       17,515       (3,354,751)    (4,341,230)    (1,003,260)
                                        -----------    ----------     ------------    -----------    -----------

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                                                                                        ASAF
                                           ASAF           ASAF            ASAF           ASAF         NEUBERGER
                                        OPPENHEIMER    LORD ABBETT       JANUS          MARSICO        BERMAN
                                         LARGE-CAP     GROWTH AND       OVERSEAS        CAPITAL        MID-CAP
                                          GROWTH         INCOME          GROWTH         GROWTH         GROWTH
                                           FUND           FUND            FUND           FUND           FUND
                                        -----------    -----------    ------------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                            3,317,724     3,260,332       37,186,200       (529,112)      (970,634)
    Futures Contracts                            --            --               --             --             --
    Written Options Contracts                    --            --               --     (3,119,693)            --
    Swap Agreements                              --            --               --             --             --
    Foreign Currency Transactions                --            --        3,470,870            200             --
                                        -----------    ----------     ------------    -----------    -----------
  Net Realized Gain (Loss)                3,317,724     3,260,332       40,657,070     (3,648,605)      (970,634)
                                        -----------    ----------     ------------    -----------    -----------
  Net Change in Unrealized
    Appreciation (Depreciation) on:
    Securities                           18,318,818     4,309,399       76,988,147     96,726,994     13,661,949
    Futures Contracts                            --            --               --             --             --
    Written Options Contracts                    --            --               --             --             --
    Swap Agreements                              --            --               --             --             --
    Translation of Assets and
       Liabilities Denominated in
       Foreign Currencies                        --            --        6,379,078         (1,257)            --
                                        -----------    ----------     ------------    -----------    -----------
  Net Change in Unrealized
    Appreciation (Depreciation)          18,318,818     4,309,399       83,367,225     96,725,737     13,661,949
                                        -----------    ----------     ------------    -----------    -----------
  Net Gain (Loss) on Investments         21,636,542     7,569,731      124,024,295     93,077,132     12,691,315
                                        -----------    ----------     ------------    -----------    -----------
  Net Increase (Decrease) in Net
    Assets Resulting from Operations    $21,000,731    $7,587,246     $120,669,544    $88,735,902    $11,688,055
                                        ===========    ==========     ============    ===========    ===========

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 2000

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                             ASAF                           ASAF          ASAF
                                          NEUBERGER         ASAF          BANKERS         MFS           ASAF
                                            BERMAN           AIM           TRUST         GROWTH        KEMPER
                                           MID-CAP      INTERNATIONAL     MANAGED         WITH        SMALL-CAP
                                            VALUE          EQUITY        INDEX 500       INCOME        GROWTH
                                             FUND           FUND            FUND          FUND          FUND
                                          ----------    -------------    ----------    ----------    -----------
INVESTMENT INCOME:
  Interest                                $  133,189      $  34,661      $  128,728    $  35,304     $    43,219
  Dividends                                  247,766         16,632          86,216       28,071             446
  Foreign Taxes Withheld                        (318)        (1,788)            (10)        (207)             --
                                          ----------      ---------      ----------    ---------     -----------
       Total Investment Income               380,637         49,505         214,934       63,168          43,665
                                          ----------      ---------      ----------    ---------     -----------
EXPENSES:
  Advisory Fees                              235,514         28,426          85,305       33,019          21,164
  Shareholder Servicing Fees                 103,651         45,511          45,898       44,386             550
  Administration and Accounting Fees          31,642            388           3,442        1,145           2,286
  Custodian Fees                              12,835          8,263           8,143        8,263             623
  Distribution Fees -- Class A                26,020          3,314          15,401        2,384           3,080
  Distribution Fees -- Class B               128,033          9,371          44,812       17,838           9,228
  Distribution Fees -- Class C                52,720          7,539          24,014        7,398           5,171
  Distribution Fees -- Class X                28,890          2,304           7,002        2,772           1,718
  Supplemental Distribution Fees              35,512          7,946              --           --              --
  Audit and Legal Fees                         1,731            144             630          191              38
  Organization Costs                              --             --              --           --              --
  Directors' Fees                                461             39             171           52              10
  Registration Fees                           28,671            305           1,326          401             531
  Miscellaneous Expenses                       6,170         12,372           9,608        2,705             650
                                          ----------      ---------      ----------    ---------     -----------
       Total Expenses                        691,850        125,922         245,752      120,554          45,049
       Less: Reimbursement of Expenses
               by Investment Manager         (93,972)       (54,103)        (47,894)     (48,193)             --
             Waiver of Fees by
               Investment Manager                 --             --              --           --              --
             Fees Paid Indirectly            (35,512)        (7,946)             --           --              --
                                          ----------      ---------      ----------    ---------     -----------
       Net Expenses                          562,366         63,873         197,858       72,361          45,049
                                          ----------      ---------      ----------    ---------     -----------
Net Investment Income (Loss)                (181,729)       (14,368)         17,076       (9,193)         (1,384)
                                          ----------      ---------      ----------    ---------     -----------

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                             ASAF                           ASAF          ASAF
                                          NEUBERGER         ASAF          BANKERS         MFS           ASAF
                                            BERMAN           AIM           TRUST         GROWTH        KEMPER
                                           MID-CAP      INTERNATIONAL     MANAGED         WITH        SMALL-CAP
                                            VALUE          EQUITY        INDEX 500       INCOME        GROWTH
                                             FUND           FUND            FUND          FUND          FUND
                                          ----------    -------------    ----------    ----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                              (780,652)      (339,583)       (325,300)    (167,809)       (521,393)
    Futures Contracts                             --             --         718,357           --              --
    Written Options Contracts                     --             --              --           --              --
    Swap Agreements                               --             --              --           --              --
    Foreign Currency Transactions                 --        (13,388)             --         (476)             --
                                          ----------      ---------      ----------    ---------     -----------
  Net Realized Gain (Loss)                  (780,652)      (352,971)        393,057     (168,285)       (521,393)
                                          ----------      ---------      ----------    ---------     -----------
  Net Change in Unrealized
    Appreciation (Depreciation) on:
    Securities                             6,447,360       (551,224)      1,043,944      515,928      (2,277,313)
    Futures Contracts                             --             --        (273,272)          --              --
    Written Options Contracts                     --             --              --           --              --
    Swap Agreements                               --             --              --           --              --
    Translation of Assets and
       Liabilities Denominated in
       Foreign Currencies                         --             90              --          139              --
                                          ----------      ---------      ----------    ---------     -----------
  Net Change in Unrealized
    Appreciation (Depreciation)            6,447,360       (551,134)        770,672      516,067      (2,277,313)
                                          ----------      ---------      ----------    ---------     -----------
  Net Gain (Loss) on Investments           5,666,708       (904,105)      1,163,729      347,782      (2,798,706)
                                          ----------      ---------      ----------    ---------     -----------
  Net Increase (Decrease) in Net
    Assets Resulting from Operations      $5,484,979      $(918,473)     $1,180,805    $ 338,589     $(2,800,090)
                                          ==========      =========      ==========    =========     ===========

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED APRIL 30, 2000

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                             ASAF             ASAF           ASAF          ASAF           ASAF
                                         T. ROWE PRICE       JANUS         INVESCO         TOTAL          JPM
                                         INTERNATIONAL      CAPITAL         EQUITY        RETURN         MONEY
                                            EQUITY           GROWTH         INCOME         BOND          MARKET
                                             FUND             FUND           FUND          FUND           FUND
                                         -------------    ------------    ----------    -----------    ----------
INVESTMENT INCOME:
  Investment Income from
    Corresponding Portfolios of
    American Skandia Master Trust:
    Interest                              $   82,714      $  9,494,457    $1,956,871    $ 5,552,216    $5,470,318
    Dividends                                145,722         1,622,565     1,103,928             --            --
    Foreign Taxes Withheld                   (18,809)           (2,135)         (641)            --            --
                                          ----------      ------------    ----------    -----------    ----------
       Total Investment Income               209,627        11,114,887     3,060,158      5,552,216     5,470,318
       Expenses from Corresponding
         Portfolios of American
         Skandia Master Trust               (207,865)      (10,130,661)     (892,362)      (623,638)     (583,786)
                                          ----------      ------------    ----------    -----------    ----------
       Net Investment Income (Loss)
         from Corresponding
         Portfolios of American
         Skandia Master Trust                  1,762           984,226     2,167,796      4,928,578     4,886,532
                                          ----------      ------------    ----------    -----------    ----------
EXPENSES:
  Shareholder Servicing Fees                  44,177         1,839,863       361,579        103,349       284,311
  Administration and Accounting Fees          14,024            26,751        22,979         23,930        17,000
  Distribution Fees -- Class A                15,587           912,521        90,230         61,302       168,976
  Distribution Fees -- Class B                64,046         5,237,864       466,458        435,433       400,331
  Distribution Fees -- Class C                29,010         1,764,033       196,119        121,747       142,412
  Distribution Fees -- Class X                37,657           870,216       179,248         98,148       125,631
  Supplemental Distribution Fees               4,794            44,179        51,281             --            --
  Audit and Legal Fees                           392            23,122         2,507          1,936         2,514
  Organization Costs                           7,049             7,049         7,049          7,049         7,049
  Directors' Fees                                284            16,784         1,813          1,397         1,818
  Registration Fees                           20,273           152,189        39,527         38,639        56,299
  Miscellaneous Expenses                       2,380           141,764        15,774         12,271        15,825
                                          ----------      ------------    ----------    -----------    ----------
       Total Expenses                        239,673        11,036,335     1,434,564        905,201     1,222,166
       Less: Reimbursement of
               Expenses by
               Investment Manager            (37,426)         (638,369)     (270,192)      (114,693)           --
             Fees Paid Indirectly             (4,794)          (44,179)      (51,281)            --            --
                                          ----------      ------------    ----------    -----------    ----------
       Net Expenses                          197,453        10,353,787     1,113,091        790,508     1,222,166
                                          ----------      ------------    ----------    -----------    ----------
Net Investment Income (Loss)                (195,691)       (9,369,561)    1,054,705      4,138,070     3,664,366
                                          ----------      ------------    ----------    -----------    ----------

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                             ASAF             ASAF           ASAF          ASAF           ASAF
                                         T. ROWE PRICE       JANUS         INVESCO         TOTAL          JPM
                                         INTERNATIONAL      CAPITAL         EQUITY        RETURN         MONEY
                                            EQUITY           GROWTH         INCOME         BOND          MARKET
                                             FUND             FUND           FUND          FUND           FUND
                                         -------------    ------------    ----------    -----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS FROM CORRESPONDING
  PORTFOLIOS OF AMERICAN SKANDIA
  MASTER TRUST:
  Net Realized Gain (Loss) on:
    Securities                               (60,349)      (35,087,912)      521,045       (819,807)        1,244
    Futures Contracts                             --                --            --       (160,027)           --
    Written Options Contracts                     --                --            --        187,433            --
    Swap Agreements                               --                --            --        (27,388)           --
    Foreign Currency Transactions            (48,036)            2,430            --        201,944            --
                                          ----------      ------------    ----------    -----------    ----------
  Net Realized Gain (Loss)                  (108,385)      (35,085,482)      521,045       (617,845)        1,244
                                          ----------      ------------    ----------    -----------    ----------
  Net Change in Unrealized
    Appreciation (Depreciation) on:
    Securities                             3,252,336       271,626,101     7,047,129       (615,762)           --
    Futures Contracts                             --                --            --        (59,357)           --
    Written Options Contracts                     --                --            --       (163,348)           --
    Swap Agreements                               --                --            --        (12,123)           --
    Translation of Assets and
       Liabilities Denominated in
       Foreign Currencies                       (819)               (8)           --          3,388            --
                                          ----------      ------------    ----------    -----------    ----------
  Net Change in Unrealized
    Appreciation (Depreciation)            3,251,517       271,626,093     7,047,129       (847,202)           --
                                          ----------      ------------    ----------    -----------    ----------
  Net Gain (Loss) on Investments           3,143,132       236,540,611     7,568,174     (1,465,047)        1,244
                                          ----------      ------------    ----------    -----------    ----------
  Net Increase (Decrease) in Net
    Assets Resulting from Operations      $2,947,441      $227,171,050    $8,622,879    $ 2,673,023    $3,665,610
                                          ==========      ============    ==========    ===========    ==========

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              ASAF
                                                            FOUNDERS                         ASAF
                                                         INTERNATIONAL                       JANUS
                                                             SMALL                         SMALL-CAP
                                                         CAPITALIZATION                     GROWTH
                                                              FUND                           FUND
                                                  ----------------------------   -----------------------------
                                                    SIX MONTHS                     SIX MONTHS
                                                      ENDED        YEAR ENDED        ENDED         YEAR ENDED
                                                  APRIL 30, 2000   OCTOBER 31,   APRIL 30, 2000   OCTOBER 31,
                                                   (UNAUDITED)        1999        (UNAUDITED)         1999
                                                  --------------   -----------   --------------   ------------
FROM OPERATIONS:
  Net Investment Income (Loss)                     $   (427,462)   $  (155,453)   $ (2,616,288)   $   (697,207)
  Net Realized Gain (Loss) on Investments            (1,061,919)     1,560,137      36,400,913       3,609,591
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                   (15,622,753)     1,083,661     (28,812,803)     46,265,247
                                                   ------------    -----------    ------------    ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                       (17,112,134)     2,488,345       4,971,822      49,177,631
                                                   ------------    -----------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                                  --             --              --              --
    Class B                                                  --             --              --              --
    Class C                                                  --             --              --              --
    Class X                                                  --             --              --              --
  In Excess of Net Investment Income:
    Class A                                                  --             --              --              --
    Class B                                                  --             --              --              --
    Class C                                                  --             --              --              --
    Class X                                                  --             --              --              --
  From Net Realized Gains:
    Class A                                            (184,026)            --        (558,335)             --
    Class B                                            (623,192)            --      (1,037,796)             --
    Class C                                            (185,090)            --        (438,987)             --
    Class X                                            (253,879)            --        (197,451)             --
                                                   ------------    -----------    ------------    ------------
Total Distributions                                  (1,246,187)            --      (2,232,569)             --
                                                   ------------    -----------    ------------    ------------
CAPITAL SHARE TRANSACTIONS
  Net Increase in Net Assets from Capital Share
    Transactions                                    134,070,338      8,904,367     218,388,547     155,373,353
                                                   ------------    -----------    ------------    ------------
  Net Increase in Net Assets                        115,712,017     11,392,712     221,127,800     204,550,984
NET ASSETS:
  Beginning of Period                                16,941,589      5,548,877     215,212,084      10,661,100
                                                   ------------    -----------    ------------    ------------
  End of Period                                    $132,653,606    $16,941,589    $436,339,884    $215,212,084
                                                   ============    ===========    ============    ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

            ASAF
          T. ROWE                          ASAF
           PRICE                         AMERICAN                          ASAF                            ASAF
           SMALL                          CENTURY                        FEDERATED                     OPPENHEIMER
          COMPANY                        STRATEGIC                      HIGH YIELD                      LARGE-CAP
           VALUE                         BALANCED                          BOND                           GROWTH
            FUND                           FUND                            FUND                            FUND
----------------------------   -----------------------------   -----------------------------   ----------------------------
  SIX MONTHS                     SIX MONTHS                      SIX MONTHS                      SIX MONTHS
    ENDED        YEAR ENDED        ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED        YEAR ENDED
APRIL 30, 2000   OCTOBER 31,   APRIL 30, 2000   OCTOBER 31,    APRIL 30, 2000   OCTOBER 31,    APRIL 30, 2000   OCTOBER 31,
 (UNAUDITED)        1999        (UNAUDITED)         1999        (UNAUDITED)         1999        (UNAUDITED)        1999
--------------   -----------   --------------   ------------   --------------   ------------   --------------   -----------
     (61,149)
 $               $  (135,216)   $    839,626    $    727,476    $  5,501,340    $  7,002,080    $   (635,811)   $  (619,997)
   1,173,071       1,392,258       1,390,252       1,997,987      (1,182,279)       (327,421)      3,317,724      4,509,503
   6,187,150      (1,429,144)      4,783,686       4,935,120      (5,836,468)     (5,663,260)     18,318,818      4,407,755
 -----------     -----------    ------------    ------------    ------------    ------------    ------------    -----------
   7,299,072        (172,102)      7,013,564       7,660,583      (1,517,407)      1,011,399      21,000,731      8,297,261
 -----------     -----------    ------------    ------------    ------------    ------------    ------------    -----------
          --              --        (200,082)       (112,620)       (844,526)     (1,066,043)             --             --
          --              --        (371,417)       (136,565)     (3,157,357)     (3,686,137)             --             --
          --              --        (116,232)        (51,277)       (588,837)       (853,383)             --             --
          --              --        (103,157)        (58,449)       (851,006)     (1,396,517)             --             --
          --         (27,592)             --              --              --              --              --             --
          --              --              --              --              --              --              --             --
          --              --              --              --              --              --              --             --
          --              --              --              --              --              --              --             --
    (286,577)             --        (252,195)             --              --              --        (283,324)            --
    (657,305)             --        (717,191)             --              --              --        (876,043)            --
    (335,141)             --        (223,762)             --              --              --        (229,295)            --
    (354,340)             --        (197,887)             --              --              --        (383,701)            --
 -----------     -----------    ------------    ------------    ------------    ------------    ------------    -----------
  (1,633,363)        (27,592)     (2,181,923)       (358,911)     (5,441,726)     (7,002,080)     (1,772,363)            --
 -----------     -----------    ------------    ------------    ------------    ------------    ------------    -----------
   7,153,345      21,076,473      26,152,510     101,103,998       7,879,816      77,719,547      44,349,697     31,103,658
 -----------     -----------    ------------    ------------    ------------    ------------    ------------    -----------
  12,819,054      20,876,779      30,984,151     108,405,670         920,683      71,728,866      63,578,065     39,400,919
  61,881,633      41,004,854     130,402,611      21,996,941     117,337,268      45,608,402      59,072,041     19,671,122
 -----------     -----------    ------------    ------------    ------------    ------------    ------------    -----------
 $74,700,687     $61,881,633    $161,386,762    $130,402,611    $118,257,951    $117,337,268    $122,650,106    $59,072,041
 ===========     ===========    ============    ============    ============    ============    ============    ===========

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             ASAF                            ASAF
                                                          LORD ABBETT                        JANUS
                                                            GROWTH                         OVERSEAS
                                                          AND INCOME                        GROWTH
                                                             FUND                            FUND
                                                 -----------------------------   -----------------------------
                                                   SIX MONTHS                      SIX MONTHS
                                                     ENDED         YEAR ENDED        ENDED         YEAR ENDED
                                                 APRIL 30, 2000   OCTOBER 31,    APRIL 30, 2000   OCTOBER 31,
                                                  (UNAUDITED)         1999        (UNAUDITED)         1999
                                                 --------------   ------------   --------------   ------------
FROM OPERATIONS:
  Net Investment Income (Loss)                    $     17,515    $    (17,756)   $ (3,354,751)   $ (1,430,239)
  Net Realized Gain (Loss) on Investments            3,260,332      (1,864,544)     40,657,070      (4,311,423)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                    4,309,399       9,399,850      83,367,225      45,431,509
                                                  ------------    ------------    ------------    ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                        7,587,246       7,517,550     120,669,544      39,689,847
                                                  ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                                 --         (12,015)             --              --
    Class B                                                 --          (1,848)             --              --
    Class C                                                 --            (855)             --              --
    Class X                                                 --          (1,589)             --              --
  In Excess of Net Investment Income:
    Class A                                                 --         (36,455)             --              --
    Class B                                                 --          (5,608)             --              --
    Class C                                                 --          (2,595)             --              --
    Class X                                                 --          (4,822)             --              --
  From Net Realized Gains:
    Class A                                                 --              --              --              --
    Class B                                                 --              --              --              --
    Class C                                                 --              --              --              --
    Class X                                                 --              --              --              --
                                                  ------------    ------------    ------------    ------------
Total Distributions                                         --         (65,787)             --              --
                                                  ------------    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS
  Net Increase in Net Assets from Capital Share
    Transactions                                    37,562,421     101,607,672     315,444,099     170,502,829
                                                  ------------    ------------    ------------    ------------
  Net Increase in Net Assets                        45,149,667     109,059,435     436,113,643     210,192,676
NET ASSETS:
    Beginning of Period                            141,710,663      32,651,228     255,149,694      44,957,018
                                                  ------------    ------------    ------------    ------------
    End of Period                                 $186,860,330    $141,710,663    $691,263,337    $255,149,694
                                                  ============    ============    ============    ============

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                            ASAF                           ASAF                                     ASAF
            ASAF                         NEUBERGER                      NEUBERGER                  ASAF           BANKERS
           MARSICO                         BERMAN                         BERMAN                   AIM             TRUST
           CAPITAL                        MID-CAP                        MID-CAP              INTERNATIONAL       MANAGED
           GROWTH                          GROWTH                         VALUE                   EQUITY         INDEX 500
            FUND                            FUND                           FUND                    FUND             FUND
-----------------------------   ----------------------------   ----------------------------   --------------   --------------
  SIX MONTHS                      SIX MONTHS                     SIX MONTHS                     SIX MONTHS       SIX MONTHS
    ENDED         YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED            ENDED
APRIL 30, 2000   OCTOBER 31,    APRIL 30, 2000   OCTOBER 31,   APRIL 30, 2000   OCTOBER 31,   APRIL 30, 2000   APRIL 30, 2000
 (UNAUDITED)         1999        (UNAUDITED)        1999        (UNAUDITED)        1999       (UNAUDITED)(1)   (UNAUDITED)(1)
--------------   ------------   --------------   -----------   --------------   -----------   --------------   --------------
    (4,341,230)
$                $ (3,100,567)   $ (1,003,260)   $  (397,056)   $  (181,729)    $   (72,401)   $   (14,368)     $    17,076
    (3,648,605)    (8,185,872)       (970,634)    (2,023,108)      (780,652)        862,653       (352,971)         393,057
    96,725,737     85,729,373      13,661,949      8,571,273      6,447,360      (1,727,464)      (551,134)         770,672
--------------   ------------    ------------    -----------    -----------     -----------    -----------      -----------
    88,735,902     74,442,934      11,688,055      6,151,109      5,484,979        (937,212)      (918,473)       1,180,805
--------------   ------------    ------------    -----------    -----------     -----------    -----------      -----------
            --        (14,303)             --             --             --            (508)            --               --
            --             --              --             --             --            (549)            --               --
            --             --              --             --             --            (242)            --               --
            --             --              --             --             --            (132)            --               --
            --            (35)             --             --             --          (2,758)            --               --
            --             --              --             --             --          (2,976)            --               --
            --             --              --             --             --          (1,315)            --               --
            --             --              --             --             --            (718)            --               --
            --             --              --        (20,483)      (171,598)           (237)            --               --
            --             --              --        (34,595)      (442,601)           (761)            --               --
            --             --              --        (22,944)      (162,987)           (336)            --               --
            --             --              --        (16,107)       (96,065)           (162)            --               --
--------------   ------------    ------------    -----------    -----------     -----------    -----------      -----------
            --        (14,338)             --        (94,129)      (873,251)        (10,694)            --               --
--------------   ------------    ------------    -----------    -----------     -----------    -----------      -----------
   380,790,194    448,096,651     170,223,842     40,361,211     18,150,341      39,513,072     20,784,823       41,197,868
--------------   ------------    ------------    -----------    -----------     -----------    -----------      -----------
   469,526,096    522,525,247     181,911,897     46,418,191     22,762,069      38,565,166     19,866,350       42,378,673
   564,313,815     41,788,568      49,408,579      2,990,388     42,459,716       3,894,550             --               --
--------------   ------------    ------------    -----------    -----------     -----------    -----------      -----------
$1,033,839,911   $564,313,815    $231,320,476    $49,408,579    $65,221,785     $42,459,716    $19,866,350      $42,378,673
==============   ============    ============    ===========    ===========     ===========    ===========      ===========

(1) Commenced operations on November 1, 1999.

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         ASAF             ASAF                    ASAF
                                                         MFS             KEMPER              T. ROWE PRICE
                                                        GROWTH         SMALL-CAP             INTERNATIONAL
                                                     WITH INCOME         GROWTH                  EQUITY
                                                         FUND             FUND                    FUND
                                                    --------------   --------------   ----------------------------
                                                      SIX MONTHS       SIX MONTHS       SIX MONTHS
                                                        ENDED            ENDED            ENDED        YEAR ENDED
                                                    APRIL 30, 2000   APRIL 30, 2000   APRIL 30, 2000   OCTOBER 31,
                                                    (UNAUDITED)(1)   (UNAUDITED)(2)    (UNAUDITED)        1999
                                                    --------------   --------------   --------------   -----------
FROM OPERATIONS:
  Net Investment Income (Loss)                       $    (9,193)     $    (1,384)     $   (195,691)   $  (135,544)
  Net Realized Gain (Loss) on Investments               (168,285)        (521,393)         (108,385)      (299,549)
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments                        516,067       (2,277,313)        3,251,517      3,328,830
                                                     -----------      -----------      ------------    -----------
  Net Increase (Decrease) in Net Assets Resulting
    from Operations                                      338,589       (2,800,090)        2,947,441      2,893,737
                                                     -----------      -----------      ------------    -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From Net Investment Income:
    Class A                                                   --               --                --             --
    Class B                                                   --               --                --             --
    Class C                                                   --               --                --             --
    Class X                                                   --               --                --             --
  In Excess of Net Investment Income:
    Class A                                                   --               --                --        (13,643)
    Class B                                                   --               --                --         (6,565)
    Class C                                                   --               --                --         (4,600)
    Class X                                                   --               --                --         (9,863)
  From Net Realized Gains:
    Class A                                                   --               --                --             --
    Class B                                                   --               --                --             --
    Class C                                                   --               --                --             --
    Class X                                                   --               --                --             --
                                                     -----------      -----------      ------------    -----------
Total Distributions                                           --               --                --        (34,671)
                                                     -----------      -----------      ------------    -----------
CAPITAL SHARE TRANSACTIONS
  Net Increase in Net Assets from Capital Share
    Transactions                                      15,439,630       27,118,180        13,346,525      9,698,559
                                                     -----------      -----------      ------------    -----------
  Net Increase in Net Assets                          15,778,219       24,318,090        16,293,966     12,557,625
NET ASSETS:
  Beginning of Period                                         --               --        24,986,343     12,428,718
                                                     -----------      -----------      ------------    -----------
  End of Period                                      $15,778,219      $24,318,090      $ 41,280,309    $24,986,343
                                                     ===========      ===========      ============    ===========

--------------------------------------------------------------------------------

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                 ASAF                             ASAF                            ASAF                            ASAF
                 JANUS                           INVESCO                          TOTAL                            JPM
                CAPITAL                          EQUITY                          RETURN                           MONEY
                GROWTH                           INCOME                           BOND                           MARKET
                 FUND                             FUND                            FUND                            FUND
    -------------------------------   -----------------------------   -----------------------------   -----------------------------
      SIX MONTHS                        SIX MONTHS                      SIX MONTHS                      SIX MONTHS
        ENDED          YEAR ENDED         ENDED         YEAR ENDED        ENDED         YEAR ENDED        ENDED         YEAR ENDED
    APRIL 30, 2000    OCTOBER 31,     APRIL 30, 2000   DECEMBER 31,   APRIL 30, 2000   OCTOBER 31,    APRIL 30, 2000   OCTOBER 31,
     (UNAUDITED)          1999         (UNAUDITED)         1999        (UNAUDITED)         1999        (UNAUDITED)         1999
    --------------   --------------   --------------   ------------   --------------   ------------   --------------   ------------
    $   (9,369,561)  $   (5,862,887)   $  1,054,705    $  1,256,636    $  4,138,070    $  4,837,649    $  3,664,366    $  2,950,305
       (35,085,482)     (51,875,533)        521,045       3,247,433        (617,845)     (2,890,558)          1,244           2,598
       271,626,093      228,050,803       7,047,129       9,613,363        (847,202)     (2,697,991)             --              --
    --------------   --------------    ------------    ------------    ------------    ------------    ------------    ------------
       227,171,050      170,312,383       8,622,879      14,117,432       2,673,023        (750,900)      3,665,610       2,952,903
    --------------   --------------    ------------    ------------    ------------    ------------    ------------    ------------
                --               --        (264,861)       (207,977)       (685,257)       (746,581)     (1,356,576)       (790,112)
                --               --        (459,104)       (267,381)     (2,262,923)     (2,433,498)     (1,377,350)     (1,124,422)
                --               --        (189,906)       (120,280)       (634,007)       (857,234)       (496,397)       (488,137)
                --               --        (184,606)       (171,251)       (512,271)       (800,336)       (434,043)       (547,634)
                --               --              --              --              --              --              --              --
                --               --              --              --              --              --              --              --
                --               --              --              --              --              --              --              --
                --               --              --              --              --              --              --              --
                --               --        (483,054)             --              --         (41,731)           (574)             --
                --               --      (1,231,558)             --              --        (174,101)           (855)             --
                --               --        (509,576)             --              --         (68,174)           (255)             --
                --               --        (495,635)             --              --         (87,038)           (248)             --
    --------------   --------------    ------------    ------------    ------------    ------------    ------------    ------------
                --               --      (3,818,300)       (766,889)     (4,094,458)     (5,208,693)     (3,666,298)     (2,950,305)
    --------------   --------------    ------------    ------------    ------------    ------------    ------------    ------------
       857,658,593      965,500,168      51,354,708     112,998,444       3,589,698     114,425,804      21,557,358     136,157,181
    --------------   --------------    ------------    ------------    ------------    ------------    ------------    ------------
     1,084,829,643    1,135,812,551      56,159,287     126,348,987       2,168,263     108,466,211      21,556,670     136,159,779
     1,275,237,660      139,425,109     179,963,163      53,614,176     152,762,413      44,296,202     179,513,834      43,354,055
    --------------   --------------    ------------    ------------    ------------    ------------    ------------    ------------
    $2,360,067,303   $1,275,237,660    $236,122,450    $179,963,163    $154,930,676    $152,762,413    $201,070,504    $179,513,834
    ==============   ==============    ============    ============    ============    ============    ============    ============

(1) Commenced operations on November 1, 1999.

(2) Commenced operations on March 1, 2000.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
throughout each period)

                                                                         Increase (Decrease) from
                                                                           Investment Operations
                                                      Net Asset  -----------------------------------------
                                                        Value         Net        Net Realized   Total from
                                           Period     Beginning   Investment     & Unrealized   Investment
                                           Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                          --------    ---------  -------------   ------------   ----------
ASAF FOUNDERS INTERNATIONAL
SMALL CAPITALIZATION FUND:
-------------------------------
-------------------------------
 Class A                                  04/30/00*    $ 13.56      $(0.08)         $ 6.22        $ 6.14
                                          10/31/99       10.27       (0.14)           3.43          3.29
                                          10/31/98        9.87       (0.02)           0.45          0.43
                                          10/31/97(1)    10.00        0.05           (0.18)        (0.13)
 Class B                                  04/30/00*      13.44       (0.14)           6.18          6.04
                                          10/31/99       10.23       (0.22)           3.43          3.21
                                          10/31/98        9.85       (0.08)           0.46          0.38
                                          10/31/97(1)    10.00        0.04           (0.19)        (0.15)
 Class C                                  04/30/00*      13.43       (0.14)           6.12          5.98
                                          10/31/99       10.22       (0.21)           3.42          3.21
                                          10/31/98        9.86       (0.08)           0.44          0.36
                                          10/31/97(1)    10.00        0.04           (0.18)        (0.14)
 Class X                                  04/30/00*      13.43       (0.15)           6.18          6.03
                                          10/31/99       10.21       (0.19)           3.41          3.22
                                          10/31/98        9.84       (0.08)           0.45          0.37
                                          10/31/97(1)    10.00        0.04           (0.20)        (0.16)
ASAF JANUS SMALL-CAP
GROWTH FUND:
-------------------------------
-------------------------------
 Class A                                  04/30/00*    $ 17.08      $(0.08)         $ 2.65        $ 2.57
                                          10/31/99        9.11       (0.10)           8.07          7.97
                                          10/31/98        9.94       (0.07)          (0.76)        (0.83)
                                          10/31/97(1)    10.00       (0.03)          (0.03)        (0.06)
 Class B                                  04/30/00*      16.87       (0.14)           2.65          2.51
                                          10/31/99        9.04       (0.17)           8.00          7.83
                                          10/31/98        9.93       (0.12)          (0.77)        (0.89)
                                          10/31/97(1)    10.00       (0.04)          (0.03)        (0.07)
 Class C                                  04/30/00*      16.90       (0.14)           2.64          2.50
                                          10/31/99        9.06       (0.16)           8.00          7.84
                                          10/31/98        9.94       (0.10)          (0.78)        (0.88)
                                          10/31/97(1)    10.00       (0.04)          (0.02)        (0.06)
 Class X                                  04/30/00*      16.90       (0.14)           2.64          2.50
                                          10/31/99        9.06       (0.15)           7.99          7.84
                                          10/31/98        9.93       (0.11)          (0.76)        (0.87)
                                          10/31/97(1)    10.00       (0.04)          (0.03)        (0.07)
ASAF T. ROWE PRICE
SMALL COMPANY VALUE FUND:
-------------------------------
-------------------------------
 Class A                                  04/30/00*    $  8.90      $ 0.01          $ 1.01        $ 1.02
                                          10/31/99        8.85        0.02            0.06          0.08
                                          10/31/98       10.46        0.04           (1.62)        (1.58)
                                          10/31/97(1)    10.00        0.02            0.44          0.46
 Class B                                  04/30/00*       8.84       (0.01)           1.00          0.99
                                          10/31/99        8.80       (0.03)           0.07          0.04
                                          10/31/98       10.44       (0.02)          (1.61)        (1.63)
                                          10/31/97(1)    10.00          --            0.44          0.44
 Class C                                  04/30/00*       8.84       (0.01)           1.00          0.99
                                          10/31/99        8.80       (0.03)           0.07          0.04
                                          10/31/98       10.45       (0.02)          (1.62)        (1.64)
                                          10/31/97(1)    10.00          --            0.45          0.45
 Class X                                  04/30/00*       8.84       (0.01)           1.00          0.99
                                          10/31/99        8.80       (0.03)           0.07          0.04
                                          10/31/98       10.44       (0.02)          (1.61)        (1.63)
                                          10/31/97(1)    10.00          --            0.44          0.44
ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND:
-------------------------------
-------------------------------
 Class A                                  04/30/00*    $ 12.85      $ 0.10          $ 0.58        $ 0.68
                                          10/31/99       10.89        0.19            1.89          2.08
                                          10/31/98        9.99        0.15            0.84          0.99
                                          10/31/97(1)    10.00        0.04           (0.05)        (0.01)
 Class B                                  04/30/00*      12.81        0.07            0.58          0.65
                                          10/31/99       10.86        0.12            1.88          2.00
                                          10/31/98        9.96        0.09            0.85          0.94
                                          10/31/97(1)    10.00        0.02           (0.06)        (0.04)
 Class C                                  04/30/00*      12.80        0.07            0.59          0.66
                                          10/31/99       10.87        0.11            1.87          1.98
                                          10/31/98        9.98        0.09            0.84          0.93
                                          10/31/97(1)    10.00        0.02           (0.04)        (0.02)
 Class X                                  04/30/00*      12.80        0.07            0.59          0.66
                                          10/31/99       10.85        0.11            1.89          2.00
                                          10/31/98        9.96        0.09            0.84          0.93
                                          10/31/97(1)    10.00        0.02           (0.06)        (0.04)


                                                   Less Distributions
                                          -------------------------------------
                                           From Net     In Excess of     From
                                          Investment   Net Investment   Capital
                                            Income         Income        Gains
                                          ----------   --------------   -------
ASAF FOUNDERS INTERNATIONAL
SMALL CAPITALIZATION FUND:
-------------------------------
-------------------------------
 Class A                                    $   --         $   --       $(0.72)
                                                --             --           --
                                             (0.03)            --           --
                                                --             --           --
 Class B                                        --             --        (0.72)
                                                --             --           --
                                                --             --           --
                                                --             --           --
 Class C                                        --             --        (0.72)
                                                --             --           --
                                                --             --           --
                                                --             --           --
 Class X                                        --             --        (0.72)
                                                --             --           --
                                                --             --           --
                                                --             --           --
ASAF JANUS SMALL-CAP
GROWTH FUND:
-------------------------------
-------------------------------
 Class A                                    $   --         $   --       $(0.11)
                                                --             --           --
                                                --             --           --
                                                --             --           --
 Class B                                        --             --        (0.11)
                                                --             --           --
                                                --             --           --
                                                --             --           --
 Class C                                        --             --        (0.11)
                                                --             --           --
                                                --             --           --
                                                --             --           --
 Class X                                        --             --        (0.11)
                                                --             --           --
                                                --             --           --
                                                --             --           --
ASAF T. ROWE PRICE
SMALL COMPANY VALUE FUND:
-------------------------------
-------------------------------
 Class A                                    $   --         $   --       $(0.24)
                                                --          (0.03)          --
                                                --          (0.03)          --
                                                --             --           --
 Class B                                        --             --        (0.24)
                                                --             --           --
                                                --          (0.01)          --
                                                --             --           --
 Class C                                        --             --        (0.24)
                                                --             --           --
                                                --          (0.01)          --
                                                --             --           --
 Class X                                        --             --        (0.24)
                                                --             --           --
                                                --          (0.01)          --
                                                --             --           --
ASAF AMERICAN CENTURY
STRATEGIC BALANCED FUND:
-------------------------------
-------------------------------
 Class A                                    $(0.10)        $   --       $(0.13)
                                             (0.12)            --           --
                                             (0.09)            --           --
                                                --             --           --
 Class B                                     (0.07)            --        (0.13)
                                             (0.05)            --           --
                                             (0.04)            --           --
                                                --             --           --
 Class C                                     (0.07)            --        (0.13)
                                             (0.05)            --           --
                                             (0.04)            --           --
                                                --             --           --
 Class X                                     (0.07)            --        (0.13)
                                             (0.05)            --           --
                                             (0.04)            --           --
                                                --             --           --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                            Supplemental Data                      to Average Net Assets(3)
                                  -------------------------------------   ------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net      After Expense   Before Expense
      Total           Value         Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions   End of Period   Return(2)    (in 000's)       Rate      Expenses    And Waiver(4)   and Waiver(4)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------
     $(0.72)         $18.98         45.13%       $30,213         313%       1.98%         1.98%             1.98%
         --           13.56         32.04%         2,374         268%       2.10%         2.10%             4.53%
      (0.03)          10.27          4.32%           886          49%       2.10%         2.10%             9.20%
         --            9.87         (1.30%)          106          --        2.10%         2.10%           136.49%
      (0.72)          18.76         44.78%        63,181         313%       2.49%         2.49%             2.49%
         --           13.44         31.38%         7,722         268%       2.60%         2.60%             5.04%
         --           10.23          3.90%         1,387          49%       2.60%         2.60%             9.80%
         --            9.85         (1.50%)          230          --        2.60%         2.60%            90.64%
      (0.72)          18.69         44.43%        26,152         313%       2.49%         2.49%             2.49%
         --           13.43         31.41%         2,540         268%       2.60%         2.60%             5.05%
         --           10.22          3.69%           872          49%       2.60%         2.60%             9.72%
         --            9.86         (1.40%)           79          --        2.60%         2.60%            55.02%
      (0.72)          18.74         44.82%        13,107         313%       2.49%         2.49%             2.49%
         --           13.43         31.54%         4,305         268%       2.60%         2.60%             5.07%
         --           10.21          3.80%         2,404          49%       2.60%         2.60%             9.58%
         --            9.84         (1.60%)          206          --        2.60%         2.60%            54.45%
     $(0.11)         $19.54         14.85%       $98,978          57%       1.70%         1.70%             1.82%
         --           17.08         87.80%        54,039          74%       1.70%         1.71%             2.20%
         --            9.11         (8.45%)        1,801          94%       1.70%         1.70%             6.38%
         --            9.94         (0.60%)          193          --        1.70%         1.70%           105.48%
      (0.11)          19.27         14.68%       209,161          57%       2.20%         2.20%             2.32%
         --           16.87         86.73%        98,524          74%       2.20%         2.21%             2.69%
         --            9.04         (8.96%)        2,685          94%       2.20%         2.20%             6.86%
         --            9.93         (0.70%)          353          --        2.20%         2.20%            57.99%
      (0.11)          19.29         14.59%        89,655          57%       2.20%         2.20%             2.32%
         --           16.90         86.64%        38,337          74%       2.20%         2.21%             2.73%
         --            9.06         (8.85%)        2,090          94%       2.20%         2.20%             6.60%
         --            9.94         (0.60%)           74          --        2.20%         2.20%            42.48%
      (0.11)          19.29         14.66%        38,546          57%       2.20%         2.20%             2.32%
         --           16.90         86.53%        24,312          74%       2.20%         2.21%             2.82%
         --            9.06         (8.76%)        4,085          94%       2.20%         2.20%             6.69%
         --            9.93         (0.70%)          270          --        2.20%         2.20%            47.29%
     $(0.24)         $ 9.68         11.62%       $14,773          13%       1.75%         1.75%             2.14%
      (0.03)           8.90          0.86%        10,881          35%       1.75%         1.75%             2.61%
      (0.03)           8.85        (15.13%)        7,155           4%       1.75%         1.75%             3.51%
         --           10.46          4.60%           383          --        1.75%         1.75%            54.47%
      (0.24)           9.59         11.46%        29,299          13%       2.25%         2.25%             2.64%
         --            8.84          0.45%        23,890          35%       2.25%         2.25%             3.13%
      (0.01)           8.80        (15.63%)       13,184           4%       2.25%         2.25%             4.03%
         --           10.44          4.40%         1,155          --        2.25%         2.25%            30.14%
      (0.24)           9.59         11.35%        15,423          13%       2.25%         2.25%             2.64%
         --            8.84          0.45%        13,164          35%       2.25%         2.25%             3.13%
      (0.01)           8.80        (15.71%)        8,298           4%       2.25%         2.25%             3.97%
         --           10.45          4.50%           335          --        2.25%         2.25%            33.60%
      (0.24)           9.59         11.35%        15,207          13%       2.25%         2.25%             2.64%
         --            8.84          0.45%        13,947          35%       2.25%         2.25%             3.12%
      (0.01)           8.80        (15.63%)       12,368           4%       2.25%         2.25%             4.00%
         --           10.44          4.40%           640          --        2.25%         2.25%            22.43%
     $(0.23)         $13.30          5.26%       $28,837          43%       1.60%         1.60%             2.00%
      (0.12)          12.85         19.10%        24,443         104%       1.60%         1.60%             2.15%
      (0.09)          10.89          9.93%         3,359          93%       1.60%         1.60%             4.32%
         --            9.99         (0.10%)          257           2%       1.60%         1.60%            37.87%
      (0.20)          13.26          5.00%        81,859          43%       2.10%         2.10%             2.50%
      (0.05)          12.81         18.46%        65,933         104%       2.10%         2.10%             2.67%
      (0.04)          10.86          9.45%         8,272          93%       2.10%         2.10%             4.65%
         --            9.96         (0.40%)          381           2%       2.10%         2.10%            29.90%
      (0.20)          13.26          5.09%        28,359          43%       2.10%         2.10%             2.50%
      (0.05)          12.80         18.26%        20,769         104%       2.10%         2.10%             2.67%
      (0.04)          10.87          9.33%         3,202          93%       2.10%         2.10%             4.77%
         --            9.98         (0.20%)          215           2%       2.10%         2.10%            38.96%
      (0.20)          13.26          5.09%        22,332          43%       2.10%         2.10%             2.50%
      (0.05)          12.80         18.48%        19,258         104%       2.10%         2.10%             2.67%
      (0.04)          10.85          9.34%         7,164          93%       2.10%         2.10%             4.66%
         --            9.96         (0.40%)          398           2%       2.10%         2.10%            26.66%




     Ratio of Net Investment
        Income (Loss) to
      Average Net Assets(3)
     -----------------------
           (0.76%)
           (1.19%)
           (0.28%)
            2.03%
           (1.32%)
           (1.84%)
           (0.74%)
            1.62%
           (1.27%)
           (1.74%)
           (0.79%)
            1.72%
           (1.46%)
           (1.63%)
           (0.76%)
            1.58%
           (0.66%)
           (0.73%)
           (0.75%)
           (1.16%)
           (1.17%)
           (1.24%)
           (1.26%)
           (1.73%)
           (1.17%)
           (1.25%)
           (1.13%)
           (1.73%)
           (1.16%)
           (1.21%)
           (1.19%)
           (1.70%)
            0.21%
            0.17%
            0.20%
            0.69%
           (0.28%)
           (0.35%)
           (0.30%)
            0.17%
           (0.28%)
           (0.34%)
           (0.32%)
            0.02%
           (0.28%)
           (0.31%)
           (0.32%)
            0.19%
            1.54%
            1.44%
            1.30%
            1.56%
            1.05%
            0.94%
            0.80%
            0.79%
            1.05%
            0.92%
            0.79%
            0.78%
            1.04%
            0.88%
            0.79%
            1.07%

(1) Commenced Operations on July 28, 1997.
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
 * Unaudited.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
throughout each period)

                                                                   Increase (Decrease) from
                                                                     Investment Operations
                                                Net Asset  -----------------------------------------
                                                  Value         Net        Net Realized   Total from
                                     Period     Beginning   Investment     & Unrealized   Investment
                                     Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                    --------    ---------  -------------   ------------   ----------
ASAF FEDERATED
HIGH YIELD BOND FUND:
---------------------------
---------------------------
 Class A                            04/30/00*    $  9.13      $ 0.42          $(0.49)       $(0.07)
                                    10/31/99        9.38        0.80           (0.25)         0.55
                                    10/31/98        9.93        0.74           (0.55)         0.19
                                    10/31/97(1)    10.00        0.05           (0.07)        (0.02)
 Class B                            04/30/00*       9.13        0.40           (0.50)        (0.10)
                                    10/31/99        9.39        0.75           (0.26)         0.49
                                    10/31/98        9.93        0.69           (0.54)         0.15
                                    10/31/97(1)    10.00        0.04           (0.07)        (0.03)
 Class C                            04/30/00*       9.13        0.40           (0.50)        (0.10)
                                    10/31/99        9.38        0.75           (0.25)         0.50
                                    10/31/98        9.93        0.69           (0.55)         0.14
                                    10/31/97(1)    10.00        0.03           (0.07)        (0.04)
 Class X                            04/30/00*       9.13        0.40           (0.50)        (0.10)
                                    10/31/99        9.39        0.75           (0.26)         0.49
                                    10/31/98        9.93        0.69           (0.54)         0.15
                                    10/31/97(1)    10.00        0.04           (0.07)        (0.03)
ASAF OPPENHEIMER
LARGE-CAP GROWTH FUND:
---------------------------
---------------------------
 Class A                            04/30/00*    $ 13.64      $(0.08)         $ 4.61        $ 4.53
                                    10/31/99       10.44       (0.15)           3.35          3.20
                                    10/31/98(5)    10.00       (0.10)           0.54          0.44
 Class B                            04/30/00*      13.55       (0.12)           4.58          4.46
                                    10/31/99       10.43       (0.21)           3.33          3.12
                                    10/31/98(5)    10.00       (0.14)           0.57          0.43
 Class C                            04/30/00*      13.51       (0.12)           4.56          4.44
                                    10/31/99       10.40       (0.21)           3.32          3.11
                                    10/31/98(5)    10.00       (0.14)           0.54          0.40
 Class X                            04/30/00*      13.51       (0.12)           4.57          4.45
                                    10/31/99       10.41       (0.21)           3.31          3.10
                                    10/31/98(5)    10.00       (0.14)           0.55          0.41
ASAF LORD ABBETT
GROWTH AND INCOME FUND:
---------------------------
---------------------------
 Class A                            04/30/00*    $ 12.33      $ 0.03          $ 0.57        $ 0.60
                                    10/31/99       10.52        0.06            1.80          1.86
                                    10/31/98(5)    10.00        0.05            0.50          0.55
 Class B                            04/30/00*      12.32          --            0.58          0.58
                                    10/31/99       10.53       (0.01)           1.81          1.80
                                    10/31/98(5)    10.00        0.01            0.52          0.53
 Class C                            04/30/00*      12.31       (0.01)           0.58          0.57
                                    10/31/99       10.51       (0.01)           1.82          1.81
                                    10/31/98(5)    10.00        0.01            0.50          0.51
 Class X                            04/30/00*      12.30          --            0.57          0.57
                                    10/31/99       10.52       (0.01)           1.80          1.79
                                    10/31/98(5)    10.00        0.01            0.51          0.52
ASAF JANUS
OVERSEAS GROWTH FUND:
---------------------------
---------------------------
 Class A                            04/30/00*    $ 14.06      $(0.08)         $ 6.46        $ 6.38
                                    10/31/99       10.55       (0.09)           3.60          3.51
                                    10/31/98(5)    10.00        0.01            0.54          0.55
 Class B                            04/30/00*      13.94       (0.13)           6.39          6.26
                                    10/31/99       10.51       (0.15)           3.58          3.43
                                    10/31/98(5)    10.00       (0.04)           0.55          0.51
 Class C                            04/30/00*      13.96       (0.13)           6.40          6.27
                                    10/31/99       10.52       (0.15)           3.59          3.44
                                    10/31/98(5)    10.00       (0.04)           0.56          0.52
 Class X                            04/30/00*      13.93       (0.14)           6.41          6.27
                                    10/31/99       10.50       (0.14)           3.57          3.43
                                    10/31/98(5)    10.00       (0.04)           0.54          0.50


                                               Less Distributions
                                   ------------------------------------------
                                    From Net     In Excess of
                                   Investment   Net Investment   From Capital
                                     Income         Income          Gains
                                   ----------   --------------   ------------
ASAF FEDERATED
HIGH YIELD BOND FUND:
---------------------------
---------------------------
 Class A                             $(0.42)        $   --          $   --
                                      (0.80)            --              --
                                      (0.74)            --              --
                                      (0.05)            --              --
 Class B                              (0.39)            --              --
                                      (0.75)            --              --
                                      (0.69)            --              --
                                      (0.04)            --              --
 Class C                              (0.39)            --              --
                                      (0.75)            --              --
                                      (0.69)            --              --
                                      (0.03)            --              --
 Class X                              (0.39)            --              --
                                      (0.75)            --              --
                                      (0.69)            --              --
                                      (0.04)            --              --
ASAF OPPENHEIMER
LARGE-CAP GROWTH FUND:
---------------------------
---------------------------
 Class A                             $   --         $   --          $(0.37)
                                         --             --              --
                                         --             --              --
 Class B                                 --             --           (0.37)
                                         --             --              --
                                         --             --              --
 Class C                                 --             --           (0.37)
                                         --             --              --
                                         --             --              --
 Class X                                 --             --           (0.37)
                                         --             --              --
                                         --             --              --
ASAF LORD ABBETT
GROWTH AND INCOME FUND:
---------------------------
---------------------------
 Class A                             $   --         $   --          $   --
                                         --          (0.05)             --
                                      (0.03)            --              --
 Class B                                 --             --              --
                                         --          (0.01)             --
                                         --             --              --
 Class C                                 --             --              --
                                         --          (0.01)             --
                                         --             --              --
 Class X                                 --             --              --
                                         --          (0.01)             --
                                         --             --              --
ASAF JANUS
OVERSEAS GROWTH FUND:
---------------------------
---------------------------
 Class A                             $   --         $   --          $   --
                                         --             --              --
                                         --             --              --
 Class B                                 --             --              --
                                         --             --              --
                                         --             --              --
 Class C                                 --             --              --
                                         --             --              --
                                         --             --              --
 Class X                                 --             --              --
                                         --             --              --
                                         --             --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                            Supplemental Data                      to Average Net Assets(3)
                                  -------------------------------------   ------------------------------------------
                    Net Asset                 Net Assets at   Portfolio      Net      After Expense   Before Expense
      Total           Value         Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
  Distributions   End of Period   Return(2)    (in 000's)       Rate      Expenses    and Waiver(4)   and Waiver(4)
  -------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------

     $(0.42)      8.6$4.....        (1.00%)     $ 17,116           9%       1.50%         1.50%            1.78%
      (0.80)      9.13.....          5.70%        16,079          18%       1.50%         1.50%            1.81%
      (0.74)      9.38.....          1.67%         6,979          22%       1.50%         1.50%            2.90%
      (0.05)      9.93.....          0.23%         2,154          11%       1.50%         1.50%           30.49%
      (0.39)      8.64.....         (1.13%)       70,541           9%       2.00%         2.00%            2.27%
      (0.75)      9.13.....          5.05%        68,160          18%       2.00%         2.00%            2.31%
      (0.69)      9.39.....          1.25%        20,495          22%       2.00%         2.00%            3.32%
      (0.04)      9.93.....          0.30%           920          11%       2.00%         2.00%           30.22%
      (0.39)      8.64.....         (1.25%)       12,423           9%       2.00%         2.00%            2.27%
      (0.75)      9.13.....          5.05%        13,205          18%       2.00%         2.00%            2.32%
      (0.69)      9.38.....          1.26%         5,732          22%       2.00%         2.00%            3.41%
      (0.03)      9.93.....          0.36%           206          11%       2.00%         2.00%           29.26%
      (0.39)      8.64.....         (1.25%)       18,177           9%       2.00%         2.00%            2.27%
      (0.75)      9.13.....          5.06%        19,893          18%       2.00%         2.00%            2.32%
      (0.69)      9.39.....          1.26%        12,402          22%       2.00%         2.00%            3.33%
      (0.04)      9.93.....          0.25%           556          11%       2.00%         2.00%           30.95%
     $(0.37)      17.$80....        33.48%      $ 22,456          19%       1.75%         1.75%            1.76%
         --       13.64....         30.65%         9,271         320%       1.80%         1.80%            2.41%
         --       10.44....          4.40%         2,690         207%       1.80%         1.80%            4.29%
      (0.37)      17.64....         33.18%        60,998          19%       2.25%         2.25%            2.26%
         --       13.55....         29.91%        29,219         320%       2.30%         2.30%            2.91%
         --       10.43....          4.30%         7,468         207%       2.30%         2.30%            4.77%
      (0.37)      17.58....         33.13%        17,833          19%       2.25%         2.25%            2.26%
         --       13.51....         29.90%         7,370         320%       2.30%         2.30%            2.92%
         --       10.40....          4.00%         2,634         207%       2.30%         2.30%            4.67%
      (0.37)      17.59....         33.28%        21,363          19%       2.25%         2.25%            2.26%
         --       13.51....         29.78%        13,212         320%       2.30%         2.30%            2.93%
         --       10.41....          4.10%         6,879         207%       2.30%         2.30%            4.77%
     $   --       12.$93....         4.87%      $ 36,820          23%       1.60%         1.67%            2.14%
      (0.05)      12.33....         17.72%        28,123          47%       1.60%         1.63%            2.21%
      (0.03)      10.52....          5.48%         5,572          42%       1.60%         1.60%            3.57%
         --       12.90....          4.71%        87,303          23%       2.10%         2.17%            2.64%
      (0.01)      12.32....         17.05%        66,009          47%       2.10%         2.13%            2.71%
         --       10.53....          5.32%        10,710          42%       2.10%         2.10%            4.06%
         --       12.88....          4.63%        33,298          23%       2.10%         2.17%            2.64%
      (0.01)      12.31....         17.18%        23,210          47%       2.10%         2.13%            2.72%
         --       10.51....          5.12%         5,019          42%       2.10%         2.10%            4.01%
         --       12.87....          4.63%        29,440          23%       2.10%         2.17%            2.64%
      (0.01)      12.30....         16.97%        24,369          47%       2.10%         2.13%            2.72%
         --       10.52....          5.22%        11,350          42%       2.10%         2.10%            3.98%
     $   --       20.$44....        45.48%      $172,184          47%       1.81%         1.84%            1.94%
         --       14.06....         33.18%        61,082          71%       2.10%         2.12%            2.47%
         --       10.55....          5.50%         8,812         101%       2.10%         2.10%            4.12%
         --       20.20....         45.01%       288,481          47%       2.31%         2.34%            2.44%
         --       13.94....         32.54%       105,965          71%       2.60%         2.62%            2.97%
         --       10.51....          5.10%        15,339         101%       2.60%         2.60%            4.58%
         --       20.23....         45.09%       163,813          47%       2.31%         2.34%            2.44%
         --       13.96....         32.60%        54,101          71%       2.60%         2.62%            2.97%
         --       10.52....          5.20%         9,580         101%       2.60%         2.60%            4.58%
         --       20.20....         45.12%        66,785          47%       2.31%         2.34%            2.44%
         --       13.93....         32.57%        34,002          71%       2.60%         2.62%            2.98%
         --       10.50....          5.00%        11,226         101%       2.60%         2.60%            4.60%


     Ratio of Net Investment
        Income (Loss) to
      Average Net Assets(3)
     -----------------------
            9.36%
            8.26%
            7.42%
            4.76%
            8.83%
            7.73%
            6.90%
            3.15%
            8.82%
            7.74%
            6.96%
            3.55%
            8.85%
            7.76%
            6.96%
            3.65%
           (1.00%)
           (1.15%)
           (1.12%)
           (1.50%)
           (1.66%)
           (1.62%)
           (1.50%)
           (1.68%)
           (1.62%)
           (1.50%)
           (1.68%)
           (1.62%)
            0.43%
            0.39%
            0.62%
           (0.08%)
           (0.13%)
            0.14%
           (0.08%)
           (0.12%)
            0.15%
           (0.08%)
           (0.08%)
            0.17%
           (0.79%)
           (0.70%)
            0.06%
           (1.31%)
           (1.22%)
           (0.44%)
           (1.30%)
           (1.21%)
           (0.45%)
           (1.33%)
           (1.19%)
           (0.41%)

(1) Commenced operations on July 28, 1997.
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Includes commissions received by American Skandia Marketing, Incorporated under the Fund's Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
(5) Commenced operations on December 31, 1997.
 * Unaudited.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
throughout each period)

                                                                    Increase (Decrease) from
                                                                      Investment Operations
                                                 Net Asset  -----------------------------------------
                                                   Value         Net        Net Realized   Total from
                                      Period     Beginning   Investment     & Unrealized   Investment
                                      Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                     --------    ---------  -------------   ------------   ----------
ASAF MARSICO
CAPITAL GROWTH FUND:
-------------------------------
-------------------------------
 Class A                             04/30/00*    $ 14.58      $(0.06)         $2.44         $2.38
                                     10/31/99       10.13       (0.09)          4.55          4.46
                                     10/31/98(6)    10.00        0.01           0.12          0.13
 Class B                             04/30/00*      14.51       (0.06)          2.38          2.32
                                     10/31/99       10.12       (0.16)          4.55          4.39
                                     10/31/98(6)    10.00          --           0.12          0.12
 Class C                             04/30/00*      14.49       (0.06)          2.38          2.32
                                     10/31/99       10.11       (0.16)          4.54          4.38
                                     10/31/98(6)    10.00          --           0.11          0.11
 Class X                             04/30/00*      14.48       (0.08)          2.40          2.32
                                     10/31/99       10.11       (0.15)          4.52          4.37
                                     10/31/98(6)    10.00          --           0.11          0.11
ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND:
-------------------------------
-------------------------------
 Class A                             04/30/00*    $ 16.22      $(0.13)         $7.25         $7.12
                                     10/31/99       11.81       (0.17)          4.73          4.56
                                     10/31/98(6)    10.00       (0.01)          1.82          1.81
 Class B                             04/30/00*      16.12       (0.19)          7.23          7.04
                                     10/31/99       11.79       (0.25)          4.73          4.48
                                     10/31/98(6)    10.00       (0.01)          1.80          1.79
 Class C                             04/30/00*      16.12       (0.19)          7.24          7.05
                                     10/31/99       11.79       (0.24)          4.72          4.48
                                     10/31/98(6)    10.00       (0.01)          1.80          1.79
 Class X                             04/30/00*      16.12       (0.19)          7.21          7.02
                                     10/31/99       11.79       (0.25)          4.73          4.48
                                     10/31/98(6)    10.00       (0.01)          1.80          1.79
ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND:
-------------------------------
-------------------------------
 Class A                             04/30/00*    $ 11.42      $(0.02)         $1.38         $1.36
                                     10/31/99       10.23        0.03           1.19          1.22
                                     10/31/98(6)    10.00        0.02           0.21          0.23
 Class B                             04/30/00*      11.38       (0.05)          1.37          1.32
                                     10/31/99       10.22       (0.05)          1.22          1.17
                                     10/31/98(6)    10.00        0.01           0.21          0.22
 Class C                             04/30/00*      11.38       (0.05)          1.38          1.33
                                     10/31/99       10.22       (0.05)          1.22          1.17
                                     10/31/98(6)    10.00          --           0.22          0.22
 Class X                             04/30/00*      11.36       (0.05)          1.37          1.32
                                     10/31/99       10.22       (0.05)          1.20          1.15
                                     10/31/98(6)    10.00        0.01           0.21          0.22
ASAF AIM INTERNATIONAL
EQUITY FUND:
-------------------------------
-------------------------------
 Class A                             04/30/00(7)*  $ 10.00     $(0.01)         $0.30         $0.29
 Class B                             04/30/00(7)*    10.00      (0.03)          0.31          0.28
 Class C                             04/30/00(7)*    10.00      (0.04)          0.31          0.27
 Class X                             04/30/00(7)*    10.00      (0.04)          0.32          0.28


                                                  Less Distributions
                                      ------------------------------------------
                                       From Net     In Excess of
                                      Investment   Net Investment   From Capital
                                        Income         Income          Gains
                                      ----------   --------------   ------------
ASAF MARSICO
CAPITAL GROWTH FUND:
-------------------------------
-------------------------------
 Class A                                $  --          $   --          $   --
                                           --           (0.01)             --
                                           --              --              --
 Class B                                   --              --              --
                                           --              --              --
                                           --              --              --
 Class C                                   --              --              --
                                           --              --              --
                                           --              --              --
 Class X                                   --              --              --
                                           --              --              --
                                           --              --              --
ASAF NEUBERGER BERMAN
MID-CAP GROWTH FUND:
-------------------------------
-------------------------------
 Class A                                $  --          $   --          $   --
                                           --              --           (0.15)
                                           --              --              --
 Class B                                   --              --              --
                                           --              --           (0.15)
                                           --              --              --
 Class C                                   --              --              --
                                           --              --           (0.15)
                                           --              --              --
 Class X                                   --              --              --
                                           --              --           (0.15)
                                           --              --              --
ASAF NEUBERGER BERMAN
MID-CAP VALUE FUND:
-------------------------------
-------------------------------
 Class A                                $  --          $   --          $(0.22)
                                           --           (0.03)             --
                                           --              --              --
 Class B                                   --              --           (0.22)
                                           --           (0.01)             --
                                           --              --              --
 Class C                                   --              --           (0.22)
                                           --           (0.01)             --
                                           --              --              --
 Class X                                   --              --           (0.22)
                                           --           (0.01)             --
                                           --              --              --
ASAF AIM INTERNATIONAL
EQUITY FUND:
-------------------------------
-------------------------------
 Class A                                $  --          $   --          $   --
 Class B                                   --              --              --
 Class C                                   --              --              --
 Class X                                   --              --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                    Ratios of Expenses
                                          Supplemental Data                      to Average Net Assets(3)
                                -------------------------------------   ------------------------------------------
                  Net Asset                 Net Assets at   Portfolio      Net      After Expense   Before Expense
    Total           Value         Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
Distributions   End of Period   Return(2)    (In 000's)       Rate      Expenses    and Waiver(4)   and Waiver(4)
-------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------
   $   --          $16.96         16.32%      $197,509          62%       1.75%         1.77%            1.82%
    (0.01)          14.58         44.18%       103,196         105%       1.75%         1.76%            2.03%
       --           10.13          1.20%         7,037          67%       1.75%         1.75%            2.84%
       --           16.83         15.99%       513,777          62%       2.25%         2.27%            2.33%
       --           14.51         43.52%       285,342         105%       2.25%         2.26%            2.53%
       --           10.12          1.10%        17,994          67%       2.25%         2.25%            3.29%
       --           16.81         16.01%       244,005          62%       2.25%         2.27%            2.33%
       --           14.49         43.32%       125,796         105%       2.25%         2.26%            2.53%
       --           10.11          1.10%        11,012          67%       2.25%         2.25%            3.44%
       --           16.80         15.94%        78,549          62%       2.25%         2.27%            2.33%
       --           14.48         43.47%        49,980         105%       2.25%         2.26%            2.53%
       --           10.11          1.10%         5,746          67%       2.25%         2.25%            3.22%
   $   --          $23.34         43.90%      $ 51,155          65%       1.75%         1.78%            1.85%
    (0.15)          16.22         38.83%        10,908         106%       1.75%         1.77%            2.65%
       --           11.81         18.00%           587         122%       1.75%         1.75%            5.66%
       --           23.16         43.67%       113,529          65%       2.25%         2.28%            2.35%
    (0.15)          16.12         38.21%        22,400         106%       2.25%         2.27%            3.14%
       --           11.79         17.80%           991         122%       2.25%         2.25%           15.98%
       --           23.17         43.80%        45,668          65%       2.25%         2.28%            2.35%
    (0.15)          16.12         38.09%         9,674         106%       2.25%         2.27%            3.17%
       --           11.79         17.90%           903         122%       2.25%         2.25%           20.25%
       --           23.14         43.55%        20,969          65%       2.25%         2.28%            2.35%
    (0.15)          16.12         38.09%         6,427         106%       2.25%         2.27%            3.19%
       --           11.79         17.90%           509         122%       2.25%         2.25%           10.43%
   $(0.22)         $12.56         11.85%      $ 13,244          74%       1.75%         1.89%            2.25%
    (0.03)          11.42         12.06%         8,561         126%       1.75%         1.85%            2.76%
       --           10.23          2.30%           717           3%       1.75%         1.75%            9.44%
    (0.22)          12.48         11.54%        31,129          74%       2.25%         2.39%            2.75%
    (0.01)          11.38         11.57%        21,560         126%       2.25%         2.35%            3.29%
       --           10.22          2.20%         1,886           3%       2.25%         2.25%            9.10%
    (0.22)          12.49         11.63%        13,752          74%       2.25%         2.39%            2.75%
    (0.01)          11.38         11.57%         7,731         126%       2.25%         2.35%            3.32%
       --           10.22          2.20%           997           3%       2.25%         2.25%           13.91%
    (0.22)          12.46         11.56%         7,097          74%       2.25%         2.39%            2.75%
    (0.01)          11.36         11.38%         4,608         126%       2.25%         2.35%            3.35%
       --           10.22          2.20%           295           3%       2.25%         2.25%           12.90%
   $   --          $10.29          2.90%      $  5,021          22%       2.10%         2.10%            3.98%
       --           10.28          2.80%         7,264          22%       2.60%         2.60%            4.93%
       --           10.27          2.70%         5,901          22%       2.60%         2.60%            4.70%
       --           10.28          2.80%         1,681          22%       2.60%         2.60%            6.31%


     Ratio of Net Investment
        Income (Loss) to
      Average Net Assets(3)
     -----------------------
           (0.61%)
           (0.69%)
            0.72%
           (1.12%)
           (1.20%)
            0.25%
           (1.11%)
           (1.19%)
            0.24%
           (1.12%)
           (1.18%)
            0.20%
           (1.14%)
           (1.17%)
           (0.52%)
           (1.65%)
           (1.68%)
           (0.78%)
           (1.65%)
           (1.68%)
           (0.72%)
           (1.65%)
           (1.69%)
           (0.67%)
           (0.30%)
            0.06%
            0.87%
           (0.80%)
           (0.44%)
            0.47%
           (0.80%)
           (0.45%)
            0.26%
           (0.79%)
           (0.46%)
            0.34%
           (0.15%)
           (0.69%)
           (0.74%)
           (0.82%)

(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
(6) Commenced operations on August 19, 1998.
(7) Commenced operations on November 1, 1999.
 * Unaudited.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
throughout each period)

                                                                    Increase (Decrease) from
                                                                      Investment Operations
                                                 Net Asset  -----------------------------------------
                                                   Value         Net        Net Realized   Total from
                                     Period      Beginning   Investment     & Unrealized   Investment
                                     Ended       of Period  Income (Loss)   Gain (Loss)    Operations
                                    --------     ---------  -------------   ------------   ----------
ASAF BANKERS TRUST
MANAGED INDEX 500 FUND:
------------------------------
------------------------------
 Class A                            04/30/00(7)*  $ 10.00      $ 0.03          $ 0.47        $ 0.50
 Class B                            04/30/00(7)*    10.00          --            0.49          0.49
 Class C                            04/30/00(7)*    10.00          --            0.49          0.49
 Class X                            04/30/00(7)*    10.00          --            0.49          0.49
ASAF MFS GROWTH
WITH INCOME FUND:
------------------------------
------------------------------
 Class A                            04/30/00(7)*  $ 10.00      $   --          $ 0.36        $ 0.36
 Class B                            04/30/00(7)*    10.00       (0.01)           0.35          0.34
 Class C                            04/30/00(7)*    10.00       (0.02)           0.34          0.32
 Class X                            04/30/00(7)*    10.00       (0.02)           0.36          0.34
ASAF KEMPER
SMALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                            04/30/00(8)*  $ 10.00      $ 0.02          $(1.72)       $(1.70)
 Class B                            04/30/00(8)*    10.00       (0.01)          (1.69)        (1.70)
 Class C                            04/30/00(8)*    10.00       (0.01)          (1.69)        (1.70)
 Class X                            04/30/00(8)*    10.00       (0.01)          (1.70)        (1.71)


                                                 Less Distributions
                                     ------------------------------------------
                                      From Net     In Excess of
                                     Investment   Net Investment   From Capital
                                       Income         Income          Gains
                                     ----------   --------------   ------------
ASAF BANKERS TRUST
MANAGED INDEX 500 FUND:
------------------------------
------------------------------
 Class A                               $  --          $  --           $  --
 Class B                                  --             --              --
 Class C                                  --             --              --
 Class X                                  --             --              --
ASAF MFS GROWTH
WITH INCOME FUND:
------------------------------
------------------------------
 Class A                               $  --          $  --           $  --
 Class B                                  --             --              --
 Class C                                  --             --              --
 Class X                                  --             --              --
ASAF KEMPER
SMALL-CAP GROWTH FUND:
------------------------------
------------------------------
 Class A                               $  --          $  --           $  --
 Class B                                  --             --              --
 Class C                                  --             --              --
 Class X                                  --             --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                    Ratios of Expenses
                                          Supplemental Data                      to Average Net Assets(3)
                                -------------------------------------   ------------------------------------------
                  Net Asset                 Net Assets at   Portfolio      Net      After Expense   Before Expense
    Total           Value         Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
Distributions   End of Period   Return(2)    (In 000's)       Rate      Expenses    and Waiver(4)   and Waiver(4)
-------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------
    $  --          $10.50          5.00%       $ 9,171         125%       1.50%         1.50%            1.87%
       --           10.49          4.90%        18,564         125%       2.00%         2.00%            2.53%
       --           10.49          4.90%        11,157         125%       2.00%         2.00%            2.54%
       --           10.49          4.90%         3,486         125%       2.00%         2.00%            2.45%
    $  --          $10.36          3.60%       $ 2,553          24%       1.80%         1.80%            3.16%
       --           10.34          3.40%         7,547          24%       2.30%         2.30%            3.96%
       --           10.32          3.20%         3,910          24%       2.30%         2.30%            3.69%
       --           10.34          3.40%         1,768          24%       2.30%         2.30%            3.69%
    $  --          $ 8.30        (16.90%)      $ 5,632           8%       1.80%         1.80%            1.80%
       --            8.30        (17.10%)       11,094           8%       2.30%         2.30%            2.30%
       --            8.30        (17.10%)        5,929           8%       2.30%         2.30%            2.30%
       --            8.29        (17.00%)        1,663           8%       2.30%         2.30%            2.30%


     Ratio of Net Investment
        Income (Loss) to
      Average Net Assets(3)
     -----------------------
            0.59%
           (0.04%)
           (0.05%)
           (0.06%)
            0.10%
           (0.30%)
           (0.45%)
           (0.44%)
            0.45%
           (0.28%)
           (0.25%)
           (0.13%)

(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Annualized for periods less than one year.
(4) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
(7) Commenced operations on November 1, 1999.
(8) Commenced operations on March 1, 2000.
 * Unaudited.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
Throughout Each Period)

                                                                    Increase (Decrease) from
                                                                      Investment Operations
                                                 Net Asset  -----------------------------------------
                                                   Value         Net        Net Realized   Total from
                                      Period     Beginning   Investment     & Unrealized   Investment
                                      Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                     --------    ---------  -------------   ------------   ----------
ASAF T. ROWE PRICE
INTERNATIONAL
EQUITY FUND:
-------------------------------
-------------------------------
 Class A                             04/30/00*    $ 10.99      $(0.05)         $ 1.50        $ 1.45
                                     10/31/99        9.39       (0.01)           1.68          1.67
                                     10/31/98        8.93       (0.02)           0.48          0.46
                                     10/31/97(1)     9.74        0.01           (0.82)        (0.81)
 Class B                             04/30/00*      11.22       (0.08)           1.53          1.45
                                     10/31/99        9.59       (0.08)           1.73          1.65
                                     10/31/98        9.16       (0.07)           0.50          0.43
                                     10/31/97(1)    10.00       (0.01)          (0.83)        (0.84)
 Class C                             04/30/00*      11.21       (0.08)           1.51          1.43
                                     10/31/99        9.57       (0.08)           1.74          1.66
                                     10/31/98        9.16       (0.06)           0.47          0.41
                                     10/31/97(1)    10.00       (0.01)          (0.83)        (0.84)
 Class X                             04/30/00*      11.25       (0.08)           1.52          1.44
                                     10/31/99        9.61       (0.09)           1.75          1.66
                                     10/31/98        9.18       (0.07)           0.50          0.43
                                     10/31/97(1)    10.00       (0.01)          (0.81)        (0.82)
ASAF JANUS
CAPITAL GROWTH FUND:
-------------------------------
-------------------------------
 Class A                             04/30/00*    $ 21.97      $(0.07)         $ 4.20        $ 4.13
                                     10/31/99       14.41       (0.10)           7.66          7.56
                                     10/31/98       11.40       (0.01)           3.05          3.04
                                     10/31/97(1)    11.18        0.09            0.13          0.22
 Class B                             04/30/00*      19.50       (0.12)           3.74          3.62
                                     10/31/99       12.87       (0.17)           6.80          6.63
                                     10/31/98       10.19       (0.08)           2.77          2.69
                                     10/31/97(1)    10.00        0.06            0.13          0.19
 Class C                             04/30/00*      19.47       (0.12)           3.73          3.61
                                     10/31/99       12.85       (0.18)           6.80          6.62
                                     10/31/98       10.19       (0.08)           2.75          2.67
                                     10/31/97(1)    10.00        0.05            0.14          0.19
 Class X                             04/30/00*      19.52       (0.12)           3.75          3.63
                                     10/31/99       12.88       (0.18)           6.82          6.64
                                     10/31/98       10.20       (0.09)           2.78          2.69
                                     10/31/97(1)    10.00        0.05            0.15          0.20
ASAF INVESCO
EQUITY INCOME FUND:
-------------------------------
-------------------------------
 Class A                             04/30/00*    $ 13.66      $ 0.20          $ 0.39        $ 0.59
                                     10/31/99       11.75        0.22            1.84          2.06
                                     10/31/98       10.45        0.22            1.20          1.42
                                     10/31/97(1)     9.98        0.14            0.33          0.47
 Class B                             04/30/00*      13.69        0.14            0.41          0.55
                                     10/31/99       11.77        0.14            1.87          2.01
                                     10/31/98       10.45        0.15            1.24          1.39
                                     10/31/97(1)    10.00        0.10            0.35          0.45
 Class C                             04/30/00*      13.68        0.14            0.41          0.55
                                     10/31/99       11.77        0.14            1.86          2.00
                                     10/31/98       10.46        0.15            1.23          1.38
                                     10/31/97(1)    10.00        0.10            0.36          0.46
 Class X                             04/30/00*      13.68        0.14            0.41          0.55
                                     10/31/99       11.76        0.14            1.87          2.01
                                     10/31/98       10.45        0.15            1.23          1.38
                                     10/31/97(1)    10.00        0.11            0.34          0.45


                                                  Less Distributions
                                      ------------------------------------------
                                       From Net     In Excess of
                                      Investment   Net Investment   From Capital
                                        Income         Income          Gains
                                      ----------   --------------   ------------
ASAF T. ROWE PRICE
INTERNATIONAL
EQUITY FUND:
-------------------------------
-------------------------------
 Class A                                $   --         $   --          $   --
                                            --          (0.07)             --
                                            --             --              --
                                            --             --              --
 Class B                                    --             --              --
                                            --          (0.02)             --
                                            --             --              --
                                            --             --              --
 Class C                                    --             --              --
                                            --          (0.02)             --
                                            --             --              --
                                            --             --              --
 Class X                                    --             --              --
                                            --          (0.02)             --
                                            --             --              --
                                            --             --              --
ASAF JANUS
CAPITAL GROWTH FUND:
-------------------------------
-------------------------------
 Class A                                $   --         $   --          $   --
                                            --             --              --
                                         (0.02)         (0.01)             --
                                            --             --              --
 Class B                                    --             --              --
                                            --             --              --
                                         (0.01)            --              --
                                            --             --              --
 Class C                                    --             --              --
                                            --             --              --
                                         (0.01)            --              --
                                            --             --              --
 Class X                                    --             --              --
                                            --             --              --
                                         (0.01)            --              --
                                            --             --              --
ASAF INVESCO
EQUITY INCOME FUND:
-------------------------------
-------------------------------
 Class A                                $(0.11)        $   --          $(0.19)
                                         (0.15)            --              --
                                         (0.12)            --              --
                                            --             --              --
 Class B                                 (0.07)            --           (0.19)
                                         (0.09)            --              --
                                         (0.07)            --              --
                                            --             --              --
 Class C                                 (0.07)            --           (0.19)
                                         (0.09)            --              --
                                         (0.07)            --              --
                                            --             --              --
 Class X                                 (0.07)            --           (0.19)
                                         (0.09)            --              --
                                         (0.07)            --              --
                                            --             --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                      Ratios of Expenses
                                          Supplemental Data                        to Average Net Assets(4)
                                -------------------------------------   -----------------------------------------------
                  Net Asset                 Net Assets at   Portfolio      Net       After Expense      Before Expense
    Total           Value         Total     End of Period   Turnover    Operating    Reimbursement      Reimbursement
Distributions   End of Period   Return(2)    (In 000's)      Rate(3)    Expenses     and Waiver(5)      and Waiver(5)
-------------   -------------   ---------   -------------   ---------   ---------   ----------------   ----------------
   $   --          $12.44         13.19%     $    8,028        28%        2.10%           2.13%              2.36%
    (0.07)          10.99         17.82%          4,623        31%        2.10%           2.12%              3.36%
       --            9.39          5.15%          1,685        20%        2.10%           2.10%              6.06%
       --            8.93         (8.32%)           218         1%        2.10%           2.10%             51.87%
       --           12.67         12.82%         17,245        28%        2.60%           2.63%              2.86%
    (0.02)          11.22         17.30%          9,257        31%        2.60%           2.62%              3.86%
       --            9.59          4.69%          3,318        20%        2.60%           2.60%              6.50%
       --            9.16         (8.40%)           390         1%        2.60%           2.60%             38.12%
       --           12.64         12.76%          7,984        28%        2.60%           2.63%              2.86%
    (0.02)          11.21         17.33%          4,379        31%        2.60%           2.62%              3.90%
       --            9.57          4.48%          2,282        20%        2.60%           2.60%              6.55%
       --            9.16         (8.40%)           198         1%        2.60%           2.60%             33.95%
       --           12.69         12.80%          8,023        28%        2.60%           2.63%              2.86%
    (0.02)          11.25         17.26%          6,727        31%        2.60%           2.62%              3.94%
       --            9.61          4.68%          5,144        20%        2.60%           2.60%              6.54%
       --            9.18         (8.20%)           756         1%        2.60%           2.60%             46.77%
   $   --          $26.10         18.80%     $  458,762        10%        1.70%           1.70%              1.77%
       --           21.97         52.46%        234,575        47%        1.70%           1.71%              2.00%
    (0.03)          14.41         26.77%         24,558        77%        1.70%           1.70%              2.65%
       --           11.40          1.97%            706        83%        1.70%           1.70%             26.77%
       --           23.12         18.56%      1,265,665        10%        2.20%           2.21%              2.27%
       --           19.50         51.52%        684,778        47%        2.20%           2.21%              2.51%
    (0.01)          12.87         26.40%         56,582        77%        2.20%           2.20%              3.14%
       --           10.19          1.90%          1,718        83%        2.20%           2.20%             16.45%
       --           23.08         18.54%        445,541        10%        2.20%           2.21%              2.27%
       --           19.47         51.52%        222,230        47%        2.20%           2.21%              2.50%
    (0.01)          12.85         26.20%         21,710        77%        2.20%           2.20%              3.13%
       --           10.19          1.90%            452        83%        2.20%           2.20%             15.78%
       --           23.15         18.60%        190,099        10%        2.20%           2.20%              2.27%
       --           19.52         51.55%        133,655        47%        2.20%           2.21%              2.48%
    (0.01)          12.88         26.37%         36,575        77%        2.20%           2.20%              3.16%
       --           10.20          2.00%          1,474        83%        2.20%           2.20%             24.39%
   $(0.30)         $13.95          4.35%     $   41,426        35%        1.55%           1.60%              1.87%
    (0.15)          13.66         17.60%         31,960        66%        1.55%           1.59%              1.91%
    (0.12)          11.75         13.64%          8,911        70%        1.55%           1.55%              2.86%
       --           10.45          4.71%            471        46%        1.55%           1.55%             29.14%
    (0.26)          13.98          4.08%        110,013        35%        2.05%           2.10%              2.37%
    (0.09)          13.69         17.08%         79,962        66%        2.05%           2.09%              2.42%
    (0.07)          11.77         13.30%         18,045        70%        2.05%           2.05%              3.38%
       --           10.45          4.50%          1,408        46%        2.05%           2.05%             19.54%
    (0.26)          13.97          4.01%         46,790        35%        2.05%           2.10%              2.37%
    (0.09)          13.68         17.08%         34,157        66%        2.05%           2.09%              2.41%
    (0.07)          11.77         13.19%          8,362        70%        2.05%           2.05%              3.33%
       --           10.46          4.60%            255        46%        2.05%           2.05%             20.89%
    (0.26)          13.97          4.08%         37,893        35%        2.05%           2.10%              2.36%
    (0.09)          13.68         17.09%         33,884        66%        2.05%           2.09%              2.42%
    (0.07)          11.76         13.21%         18,296        70%        2.05%           2.05%              3.35%
       --           10.45          4.50%          1,174        46%        2.05%           2.05%             36.25%


     Ratio of Net Investment
        Income (Loss) to
      Average Net Assets(4)
     -----------------------
           (0.80%)
           (0.28%)
           (0.16%)
            0.07%
           (1.30%)
           (0.80%)
           (0.70%)
           (0.51%)
           (1.30%)
           (0.83%)
           (0.58%)
           (0.53%)
           (1.33%)
           (0.86%)
           (0.68%)
           (0.28%)
           (0.56%)
           (0.49%)
           (0.24%)
            2.72%
           (1.06%)
           (0.98%)
           (0.74%)
            2.27%
           (1.07%)
           (0.99%)
           (0.75%)
            1.95%
           (1.06%)
           (1.02%)
           (0.76%)
            2.05%
            1.45%
            1.52%
            1.72%
            4.81%
            0.94%
            1.02%
            1.27%
            3.68%
            0.94%
            1.02%
            1.27%
            3.82%
            0.95%
            0.99%
            1.27%
            4.05%

(1) Calculated from July 28, 1997 (Date of initial shares sold subsequent to effective date of the Funds' registration statement under The Securities Act of 1933.)
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Represents Portfolio Turnover Rate in corresponding Master Portfolios.
(4) Annualized for periods less than one year and represents the combined ratios for the respective fund and its respective pro rata share of its Master Portfolio.
(5) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
 * Unaudited.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per Share Data (For a Share Outstanding
throughout each period)

                                                                    Increase (Decrease) from
                                                                      Investment Operations
                                                 Net Asset  -----------------------------------------
                                                   Value         Net        Net Realized   Total from
                                      Period     Beginning   Investment     & Unrealized   Investment
                                      Ended      of Period  Income (Loss)   Gain (Loss)    Operations
                                     --------    ---------  -------------   ------------   ----------
ASAF TOTAL
RETURN BOND FUND:
-------------------------------
-------------------------------
 Class A                             04/30/00*    $ 10.11      $ 0.29          $(0.09)       $ 0.20
                                     10/31/99       10.79        0.60           (0.61)        (0.01)
                                     10/31/98       10.28        0.35            0.54          0.89
                                     10/31/97(1)    10.07        0.15            0.09          0.24
 Class B                             04/30/00*      10.01        0.26           (0.09)         0.17
                                     10/31/99       10.68        0.54           (0.60)        (0.06)
                                     10/31/98       10.16        0.31            0.53          0.84
                                     10/31/97(1)    10.00        0.10            0.09          0.19
 Class C                             04/30/00*      10.01        0.26           (0.09)         0.17
                                     10/31/99       10.67        0.54           (0.59)        (0.05)
                                     10/31/98       10.16        0.31            0.52          0.83
                                     10/31/97(1)    10.00        0.10            0.09          0.19
 Class X                             04/30/00*      10.02        0.26           (0.09)         0.17
                                     10/31/99       10.69        0.54           (0.60)        (0.06)
                                     10/31/98       10.17        0.34            0.50          0.84
                                     10/31/97(1)    10.00        0.09            0.10          0.19
ASAF JPM
MONEY MARKET FUND:
-------------------------------
-------------------------------
 Class A                             04/30/00*    $  1.00      $0.020          $   --        $0.020
                                     10/31/99        1.00       0.035              --         0.035
                                     10/31/98        1.00       0.039              --         0.039
                                     10/31/97(1)     1.00       0.009              --         0.009
 Class B                             04/30/00*       1.00       0.017              --         0.017
                                     10/31/99        1.00       0.030              --         0.030
                                     10/31/98        1.00       0.033              --         0.033
                                     10/31/97(1)     1.00       0.007              --         0.007
 Class C                             04/30/00*       1.00       0.017              --         0.017
                                     10/31/99        1.00       0.030              --         0.030
                                     10/31/98        1.00       0.034              --         0.034
                                     10/31/97(1)     1.00       0.007              --         0.007
 Class X                             04/30/00*       1.00       0.017              --         0.017
                                     10/31/99        1.00       0.030              --         0.030
                                     10/31/98        1.00       0.034              --         0.034
                                     10/31/97(1)     1.00       0.008              --         0.008


                                                  Less Distributions
                                      ------------------------------------------
                                       From Net     In Excess of
                                      Investment   Net Investment   From Capital
                                        Income         Income          Gains
                                      ----------   --------------   ------------
ASAF TOTAL
RETURN BOND FUND:
-------------------------------
-------------------------------
 Class A                               $ (0.29)        $   --          $   --
                                         (0.60)            --           (0.07)
                                         (0.38)            --              --
                                         (0.03)            --              --
 Class B                                 (0.26)            --              --
                                         (0.54)            --           (0.07)
                                         (0.32)            --              --
                                         (0.03)            --              --
 Class C                                 (0.26)            --              --
                                         (0.54)            --           (0.07)
                                         (0.32)            --              --
                                         (0.03)            --              --
 Class X                                 (0.26)            --              --
                                         (0.54)            --           (0.07)
                                         (0.32)            --              --
                                         (0.02)            --              --
ASAF JPM
MONEY MARKET FUND:
-------------------------------
-------------------------------
 Class A                               $(0.020)        $   --          $   --
                                        (0.035)            --              --
                                        (0.039)            --              --
                                        (0.009)            --              --
 Class B                                (0.017)            --              --
                                        (0.030)            --              --
                                        (0.033)            --              --
                                        (0.007)            --              --
 Class C                                (0.017)            --              --
                                        (0.030)            --              --
                                        (0.034)            --              --
                                        (0.007)            --              --
 Class X                                (0.017)            --              --
                                        (0.030)            --              --
                                        (0.034)            --              --
                                        (0.008)            --              --

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

--------------------------------------------------------------------------------

                                                                                    Ratios of Expenses
                                          Supplemental Data                      to Average Net Assets(4)
                                -------------------------------------   ------------------------------------------
                  Net Asset                 Net Assets at   Portfolio      Net      After Expense   Before Expense
    Total           Value         Total     End of Period   Turnover    Operating   Reimbursement   Reimbursement
Distributions   End of Period   Return(2)    (In 000's)      Rate(3)    Expenses    and Waiver(5)   and Waiver(5)
-------------   -------------   ---------   -------------   ---------   ---------   -------------   --------------
   $ (0.29)        $10.02          1.97%       $25,021         101%       1.40%         1.40%            1.53%
     (0.67)         10.11         (0.55%)       23,140         145%       1.40%         1.40%            1.73%
     (0.38)         10.79          8.79%         6,034         418%       1.40%         1.40%            2.93%
     (0.03)         10.28          2.39%            61          93%       1.40%         1.40%           66.92%
     (0.26)          9.92          1.71%        86,689         101%       1.90%         1.90%            2.05%
     (0.61)         10.01         (1.02%)       83,936         145%       1.90%         1.90%            2.23%
     (0.32)         10.68          8.36%        17,821         418%       1.90%         1.90%            3.58%
     (0.03)         10.16          1.90%           547          93%       1.90%         1.90%           39.35%
     (0.26)          9.92          1.71%        23,731         101%       1.90%         1.90%            2.05%
     (0.61)         10.01         (0.92%)       26,112         145%       1.90%         1.90%            2.24%
     (0.32)         10.67          8.26%         8,743         418%       1.90%         1.90%            3.52%
     (0.03)         10.16          1.93%           165          93%       1.90%         1.90%           33.68%
     (0.26)          9.93          1.71%        19,490         101%       1.90%         1.90%            2.05%
     (0.61)         10.02         (1.00%)       19,574         145%       1.90%         1.90%            2.25%
     (0.32)         10.69          8.36%        11,698         418%       1.90%         1.90%            3.68%
     (0.02)         10.17          1.94%           410          93%       1.90%         1.90%           67.46%
   $(0.020)        $ 1.00          1.97%       $69,950         N/A        1.45%         1.45%            1.45%
    (0.035)          1.00          3.57%        43,004         N/A        1.50%         1.50%            1.63%
    (0.039)          1.00          3.94%         7,372         N/A        1.50%         1.50%            2.42%
    (0.009)          1.00          0.92%           307         N/A        1.50%         1.50%           31.53%
    (0.017)          1.00          1.72%        73,411         N/A        1.97%         1.97%            1.97%
    (0.030)          1.00          3.05%        79,202         N/A        2.00%         2.00%            2.12%
    (0.033)          1.00          3.39%        16,554         N/A        2.00%         2.00%            2.89%
    (0.007)          1.00          0.75%           354         N/A        2.00%         2.00%           37.83%
    (0.017)          1.00          1.72%        35,202         N/A        1.97%         1.97%            1.97%
    (0.030)          1.00          3.06%        28,923         N/A        2.00%         2.00%            2.13%
    (0.034)          1.00          3.42%         6,895         N/A        2.00%         2.00%            3.07%
    (0.007)          1.00          0.71%           332         N/A        2.00%         2.00%           24.34%
    (0.017)          1.00          1.72%        22,507         N/A        1.97%         1.97%            1.97%
    (0.030)          1.00          3.06%        28,385         N/A        2.00%         2.00%            2.13%
    (0.034)          1.00          3.42%        12,533         N/A        2.00%         2.00%            3.18%
    (0.008)          1.00          0.77%           566         N/A        2.00%         2.00%           39.71%


Ratio of Net Investment
   Income (Loss) to
 Average Net Assets(4)
-----------------------
    5.66%
    5.33%
    4.76%
    4.42%
    5.25%
    4.82%
    4.23%
    4.13%
    5.26%
    4.84%
    4.27%
    4.32%
    5.28%
    4.86%
    4.25%
    3.94%
    4.03%
    3.56%
    3.90%
    3.34%
    3.43%
    3.04%
    3.30%
    2.98%
    3.50%
    3.07%
    3.40%
    2.85%
    3.44%
    3.06%
    3.42%
    2.97%

(1) Calculated from July 28, 1997 (Date of initial shares sold subsequent to the effective date of the Funds' registration statement under The Securities Act of 1933.
(2) Total return for Class X shares does not reflect the payment of bonus shares.
(3) Represents Portfolio Turnover Rate in corresponding Master Portfolios.
(4) Annualized for periods less than one year and represents the combined ratios for the respective fund and its respective pro rata share of its Master Portfolio.
(5) Includes commissions received by American Skandia Marketing, Incorporated under the Funds' Supplemental Distribution Plan, as described in Note 3 to the Financial Statements.
 * Unaudited.
Per share data has been calculated based on the average daily number of shares outstanding throughout the period.

See Notes to Financial Statements.

APRIL 30, 2000

(UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     American Skandia Advisor Funds, Inc. (the "Company") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997 as a Maryland Corporation. The Company operates as a series company and, at April 30, 2000, consisted of 20 diversified investment portfolios (each a "Fund" and collectively the "Funds"). Five of the Funds -- ASAF T. Rowe Price International Equity Fund ("T. Rowe International Equity"), ASAF Janus Capital Growth Fund ("Janus Capital Growth"), ASAF INVESCO Equity Income Fund ("Equity Income"), ASAF Total Return Bond Fund ("Total Return Bond"), and ASAF JPM Money Market Fund ("Money Market") (each a "Feeder Fund" and collectively the "Feeder
Funds") -- invest all of their investable assets in a corresponding portfolio of American Skandia Master Trust (each a "Portfolio" and collectively the "Portfolios"), an open-end management investment company comprised of five diversified investment portfolios. The value of each Feeder Fund's investment in each Portfolio, included in the accompanying Statements of Assets and Liabilities, reflects each Feeder Fund's beneficial interest in the net assets of that Portfolio. At April 30, 2000, the Feeder Funds held the following percentage interests in their corresponding Portfolios.

ASMT T. Rowe Price International Equity Portfolio        57.8%
ASMT Janus Capital Growth Portfolio                      97.2%
ASMT INVESCO Equity Income Portfolio                     88.1%
ASMT PIMCO Total Return Bond Portfolio                   90.2%
ASMT JPM Money Market Portfolio                          94.4%

     The financial statements of each Portfolio, including the Schedules of Investments, are included elsewhere within this report and should be read in conjunction with each Feeder Fund's financial statements.

     The remaining 15 Funds of the Company -- ASAF Founders International Small Capitalization Fund ("International Small Cap"), ASAF Janus Small-Cap Growth Fund ("Janus Small-Cap Growth"), ASAF T. Rowe Price Small Company Value Fund ("Small Company Value"), ASAF American Century Strategic Balanced Fund ("Strategic Balanced"), ASAF Federated High Yield Bond Fund ("High Yield Bond"), ASAF Oppenheimer Large-Cap Growth Fund ("Large-Cap Growth"), ASAF Lord Abbett Growth and Income Fund ("Growth and Income"), ASAF Janus Overseas Growth Fund ("Overseas Growth"), ASAF Marsico Capital Growth Fund ("Marsico Capital Growth"), ASAF Neuberger Berman Mid-Cap Growth Fund ("Mid-Cap Growth"), ASAF Neuberger Berman Mid-Cap Value Fund ("Mid-Cap Value"), ASAF AIM International Equity Fund ("AIM International Equity"), ASAF Bankers Trust Managed Index 500 Fund ("Managed Index 500"), ASAF MFS Growth with Income Fund ("Growth with Income"), and ASAF Kemper Small-Cap Growth Fund ("Kemper Small-Cap Growth") (each a "Non-Feeder Fund" and collectively the "Non-Feeder Funds") -- directly invest and manage their own portfolio of securities.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following is a summary of significant accounting policies followed by the Funds, in conformity with generally accepted accounting principles, in the preparation of their financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

SECURITY VALUATION

FEEDER FUNDS -- The value of each Feeder Fund's beneficial interest in the Portfolio in which it invests is determined by the Fund's percentage interest in the Portfolio, multiplied by the Portfolio's net assets. Valuation of securities held by the Portfolios is discussed in Note 2 to the financial statements of American Skandia Master Trust.

NON-FEEDER FUNDS -- Securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

     Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Directors. As of April 30, 2000, there were no securities valued in accordance with such procedures.

FOREIGN CURRENCY TRANSLATION

NON-FEEDER FUNDS -- Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

FOREIGN CURRENCY EXCHANGE CONTRACTS

NON-FEEDER FUNDS -- A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

     FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

     Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

FUTURES CONTRACTS AND OPTIONS

NON-FEEDER FUNDS -- A financial futures contract calls for delivery of a particular security at a specified price and future date. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date. Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily change in the value of the contract. Futures contracts are valued based on their quoted daily settlement prices. Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

     An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

     Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

REPURCHASE AGREEMENTS

NON-FEEDER FUNDS -- A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

     Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Fund may be delayed or prevented from exercising its right to dispose of the securities.

SECURITIES LOANS

NON-FEEDER FUNDS -- Each Fund may lend securities for the purpose of realizing additional income. All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies. The value of the collateral is at least equal to the market value of the securities lent. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

     Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

     Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

     At April 30, 2000, securities lending activities are summarized as follows:

                                           MARKET VALUE                       INCOME
                                           OF SECURITIES    MARKET VALUE       FROM
                                              ON LOAN       OF COLLATERAL    LENDING*
                                           -------------    -------------    --------
Janus Small-Cap Growth                     $ 42,533,687     $ 41,671,367     $313,114
Small Company Value                           1,548,575        1,570,000       10,290
Strategic Balanced                           14,691,514       15,079,265       17,269
High Yield Bond                               3,844,593        4,037,727       23,343
Large-Cap Growth                             13,169,637       13,110,502       13,302
Growth and Income                            22,234,387       23,018,894       22,880
Marsico Capital Growth                      214,298,419      214,507,421      152,585
Mid-Cap Growth                               71,707,783       70,280,465       32,909
Mid-Cap Value                                 7,461,869        7,411,100        7,078

* Income earned is included in interest income on the Statements of Operations.

DEFERRED ORGANIZATION COSTS

ALL FUNDS -- The Company bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

FEEDER FUNDS -- The Feeder Funds record their proportionate share of investment operations, including net investment income and realized and unrealized gains and losses, from the corresponding Portfolios in which they invest.

NON-FEEDER FUNDS -- Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Funds' sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

MULTIPLE CLASSES OF SHARES

ALL FUNDS -- Each Fund is divided into Class A, B, C, and X shares. Each class of shares is separately charged its respective distribution and service fees. Income, expenses that are not specific to a particular class, and realized and unrealized gains and losses are allocated to each class based on the daily value of the shares of each class in relation to the total value of the Fund. Dividends are declared separately for each class and the per-share amounts reflect differences in class-specific expenses.

DISTRIBUTIONS TO SHAREHOLDERS

ALL FUNDS -- Dividends, if any, from net investment income are declared and paid at least annually by the International Small Cap, Janus Small-Cap Growth, Small Company Value, Large-Cap Growth, Growth and Income, Overseas Growth, Marsico Capital Growth, Mid-Cap Growth, Mid-Cap Value, T. Rowe International Equity, Janus Capital Growth, AIM International Equity, Managed Index 500, Growth with Income, and Kemper Small-Cap Growth Funds, semiannually by the Strategic Balanced, and Equity Income Funds, declared daily and paid quarterly by the Total Return Bond Fund, and declared daily and paid monthly by the High Yield Bond and Money Market Funds. Net realized gains from investment transactions, if any, are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Non-Feeder Funds have entered into investment management agreements with American Skandia Investment Services, Inc. ("Investment Manager") which provide that the Investment Manager will furnish each Fund with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective
Funds: Founders Asset Management, Inc. for International Small Cap; T. Rowe Price Associates, Inc. for Small Company Value; American Century Investment Management, Inc. for Strategic Balanced; Federated Investment Counseling for High Yield Bond; OppenheimerFunds, Inc. for Large-Cap Growth; Lord Abbett & Co. for Growth and Income; Janus Capital Corporation for Janus Small-Cap Growth and Overseas Growth; Marsico Capital Management, LLC for Marsico Capital Growth; Neuberger Berman Management Inc. for Mid-Cap Growth and Mid-Cap Value; A I M Capital Management, Inc. for AIM International Equity; Bankers Trust Company for Managed Index 500; Massachusetts Financial Services Co. for Growth with Income; and Scudder Kemper Investments, Inc. for Kemper Small-Cap Growth.

ADVISORY FEES

NON-FEEDER FUNDS -- The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of 1.10%, .90%, 1.00%, .90%, .70%, .90%,
1.00%, 1.10%, 1.00%, .90%, .90%, 1.10%, .80%, 1.00%, and .95% of the average daily net assets of the International Small Cap, Small-Cap Growth, Small Company Value, Strategic Balanced, High Yield Bond, Large-Cap Growth, Growth and Income, Overseas Growth, Marisco Capital Growth, Mid-Cap Growth, Mid-Cap Value, AIM International Equity, Managed Index 500, Growth with Income, and Kemper Small-Cap Growth Funds, respectively. The fee for International Small Cap is reduced to 1.00% of the average daily net assets in excess of $100 million. The fee for Large-Cap Growth is reduced to .85% of the average daily net assets in excess of $1 billion. The Investment Manager is currently waiving a portion of its fee equal to .20% and .10% of the average daily net assets of the Growth and Income and Overseas Growth Funds, respectively. The Investment Manager pays each Sub-advisor a fee as compensation for advisory services provided to the Funds.

     On May 1, 2000, Alliance Capital Management L.P. will become the Sub-advisor to the Large-Cap Growth and Growth and Income Funds. The names of the Funds will change to ASAF Alliance Growth Fund ("Growth") and ASAF Alliance Growth and Income ("Growth and Income"), respectively. Also on May 1, 2000, Sanford C. Bernstein & Co., Inc. will become the Sub-advisor to Managed Index 500 and the name of the Fund will change to ASAF Managed Index 500 Fund ("Managed Index 500").

EXPENSE LIMITATION

ALL FUNDS -- The Investment Manager has voluntarily agreed to limit the operating expenses of each Fund (exclusive of class-specific distribution fees) to an annual rate of 1.60%, 1.20%, 1.25%, 1.10%, 1.00%, 1.30%, 1.10%, 1.60%,
1.25%, 1.25%, 1.25%, 1.60%, 1.00%, 1.30%, 1.30%, 1.60%, 1.20%, 1.05%, .90%, and
1.00% of the average daily net assets of the International Small Cap, Janus Small-Cap Growth, Small Company Value, Strategic Balanced, High Yield Bond, Large-Cap Growth, Growth and Income, Overseas Growth, Marsico Capital Growth, Mid-Cap Growth, Mid-Cap Value, AIM International Equity, Managed Index 500, Growth with Income, Kemper Small-Cap Growth, T. Rowe International Equity, Janus Capital Growth, Equity Income, Total Return Bond, and Money Market

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

Funds, respectively. All amounts paid or payable to the Funds by the Investment Manager, under the agreement, are reflected in the Statements of Operations.

MANAGEMENT OF THE COMPANY

NON-FEEDER FUNDS -- Certain officers and directors of the Funds are officers or directors of the Investment Manager. The Funds pay no compensation directly to their officers or interested directors.

DISTRIBUTOR

ALL FUNDS -- American Skandia Marketing, Incorporated ("ASMI") serves as the principal underwriter and distributor for each Fund. The Company has adopted a separate Distribution and Service plan (each a "Plan" and collectively the "Plans") for Class A, B, C, and X shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940.

     Under the Class A Plan, the Funds pay ASMI a distribution and service fee of .50% of the average daily net assets attributable to Class A shares, half of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate qualified dealers, brokers, banks, and other financial institutions ("Dealers") for services provided in connection with the sale of Class A shares and the maintenance of shareholder accounts. Such compensation is paid by ASMI quarterly at an annual rate not to exceed .50% of the Funds' average daily net assets attributable to Class A shares.

     A portion of the sales charge on sales of Class A shares may be retained by ASMI or allocated to Dealers attributable to the sale of those shares. For the period ended April 30, 2000, ASMI retained $1,710,265 as its portion of the sales charge on sales of Class A shares of the Funds.

     Under the Class B Plan, the Funds pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class B shares that are outstanding for eight years or less, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate Dealers for services provided in connection with the sale of Class B shares and the maintenance of shareholder accounts. Such compensation is paid by ASMI quarterly at an annual rate not to exceed .50% of the Funds' average daily net assets attributable to Class B shares held for over seven years.

     Under the Class C Plan, the Funds pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class C shares, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate Dealers for services provided in connection with the sale of Class C shares and the maintenance of shareholder accounts. ASMI currently pays a 1.00% fee to Dealers, in advance, upon sale of Class C shares and retains the fee paid by the Funds in the first year. After the shares have been held for a year, ASMI pays such compensation on a quarterly basis.

     Under the Class X Plan, the Funds pay ASMI a distribution and service fee of 1.00% of the average daily net assets attributable to Class X shares that are outstanding for ten years or less, a quarter of which is intended as a fee for services provided to existing shareholders. ASMI uses distribution and service fees received under the Plan to compensate Dealers for services provided in connection with the sale of Class X shares and the maintenance of shareholder accounts. Compensation to Dealers is paid by ASMI quarterly at an annual rate not to exceed .50% of the Funds' average daily net assets attributable to Class X shares held for over seven years. ASMI also uses distribution and service fees as reimbursement for its purchase of Bonus Shares. Bonus shares are paid to shareholders at the time of the initial purchase and each subsequent purchase of Class X shares in an amount equal to 2.5% of the purchase.

     Purchases of $1 million or more or purchases by certain retirement plans, with respect to Class A shares, are subject to a contingent deferred sales charge ("CDSC") if shares are redeemed within 12 months of their purchase. A CDSC is imposed on Class B and Class X shares redeemed within seven and eight years, respectively, after their purchase. A CDSC is imposed on Class C shares redeemed within 12 months of their purchase. The maximum CDSC imposed is equal to 1%, 6%, 1%, and 6% of the amount subject to the charge for Class A, B, C, and X, respectively. During the period ended April 30, 2000, CDSCs collected by ASMI totaled $0, $5,998,432, $277,390, and $500,850 for Class A, B, C, and X,
respectively.

     In addition, the Company has adopted a Supplemental Distribution Plan ("Supplemental Plan") under Rule 12b-1. The Supplemental Plan permits ASMI to receive brokerage commissions in connection with purchases and sales of securities by the Funds, and to use these commissions to promote the sale of shares of the Company. Under the Supplemental Plan, securities transactions for a Fund may be directed to certain brokers for execution ("clearing brokers") who have agreed to pay part of the brokerage commissions received on these transactions to ASMI for "introducing" transactions to the clearing broker. In turn, ASMI uses the brokerage commissions received as an introducing broker to pay various distribution-related expenses, such as advertising, printing of sales materials, and payments to dealers.

     Commissions received by ASMI under the Supplemental Plan are reflected in the cost of securities purchased and the proceeds from the sale of securities. These commissions are shown in the Statements of Operations as "Supplemental Distribution Fees" and a corresponding reduction "Fees Paid Indirectly". Net expenses of the Funds are unaffected by these commissions. From November 1, 1999 to April 30, 2000, commissions received by ASMI totaled $370,544, of which $270,290 and $100,254 were received from the Non-Feeder Funds and the Portfolios of American Skandia Master Trust, respectively.

4. SHARES OF CAPITAL STOCK
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ALL FUNDS -- The authorized capital stock of the Funds is 5.5 billion shares, with a par value of $.001 per share. Transactions in shares of capital stock, during the period ended April 30, 2000, were as follows:

                                   CLASS A                          CLASS B                        CLASS C                CLASS X
                       --------------------------------   ----------------------------   ----------------------------   -----------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT         SHARES
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
INTERNATIONAL SMALL
 CAP:
 Sold                       2,347,978   $    56,354,435      3,160,761   $  73,506,962      1,632,517   $  37,956,496       448,157
 Reinvested                     9,250           180,376         30,159         582,934          9,115         175,926        13,183
 Redeemed                    (940,195)      (24,147,070)      (397,058)     (9,341,642)      (431,365)    (10,060,971)      (82,539)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,417,033   $    32,387,741      2,793,862   $  64,748,254      1,210,267   $  28,071,451       378,801
                       ==============   ===============   ============   =============   ============   =============   ===========
JANUS SMALL-CAP
 GROWTH:
 Sold                       6,319,619   $   149,878,356      6,576,654   $ 148,411,853      3,100,148   $  69,817,281       885,233
 Reinvested                    18,110           449,484         40,353         988,661         17,537         430,204         8,037
 Redeemed                  (4,435,646)     (109,066,096)    (1,603,002)    (37,947,847)      (737,266)    (17,321,868)     (333,224)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,902,083   $    41,261,744      5,014,005   $ 111,452,667      2,380,419   $  52,925,617       560,046
                       ==============   ===============   ============   =============   ============   =============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
INTERNATIONAL SMALL
 CAP:
 Sold                  $ 10,445,421
 Reinvested                 254,604
 Redeemed                (1,837,133)
                       ------------
   Net Increase        $  8,862,892
                       ============
JANUS SMALL-CAP
 GROWTH:
 Sold                  $ 20,235,315
 Reinvested                 197,141
 Redeemed                (7,683,937)
                       ------------
   Net Increase        $ 12,748,519
                       ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

                                   CLASS A                          CLASS B                        CLASS C                CLASS X
                       --------------------------------   ----------------------------   ----------------------------   -----------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT         SHARES
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
SMALL COMPANY VALUE:
 Sold                         730,843   $     6,717,159      1,049,435   $   9,498,154        718,286   $   6,499,556       388,598
 Reinvested                    30,963           278,977         70,423         630,297         35,421         316,661        38,991
 Redeemed                    (459,408)       (4,184,209)      (767,705)     (6,938,081)      (634,887)     (5,724,764)     (419,598)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               302,398   $     2,811,927        352,153   $   3,190,370        118,820   $   1,091,453         7,991
                       ==============   ===============   ============   =============   ============   =============   ===========
STRATEGIC BALANCED:
 Sold                         805,667   $    10,594,664      2,307,573   $  30,091,948        838,311   $  10,914,451       407,503
 Reinvested                    33,168           440,147         77,557       1,028,408         25,296         335,167        22,487
 Redeemed                    (574,271)       (7,535,358)    (1,360,813)    (17,579,115)      (347,372)     (4,487,010)     (249,757)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               264,564   $     3,499,453      1,024,317   $  13,541,241        516,235   $   6,762,608       180,233
                       ==============   ===============   ============   =============   ============   =============   ===========
HIGH YIELD BOND:
 Sold                       3,639,495   $    32,871,598      2,931,871   $  26,598,866        872,882   $   7,870,879       605,050
 Reinvested                    62,456           562,936        176,156       1,588,605         47,661         430,139        68,404
 Redeemed                  (3,481,151)      (31,343,576)    (2,405,990)    (21,691,290)      (928,308)     (8,348,388)     (747,364)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               220,800   $     2,090,958        702,037   $   6,496,181         (7,765)  $     (47,370)      (73,910)
                       ==============   ===============   ============   =============   ============   =============   ===========
LARGE-CAP GROWTH:
 Sold                         701,206   $    12,175,574      1,570,181   $  26,793,239        574,822   $   9,744,792       340,582
 Reinvested                    17,193           278,847         49,821         801,615         14,220         228,078        23,993
 Redeemed                    (136,695)       (2,302,130)      (318,772)     (5,298,226)      (120,382)     (2,006,350)     (128,346)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               581,704   $    10,152,291      1,301,230   $  22,296,628        468,660   $   7,966,520       236,229
                       ==============   ===============   ============   =============   ============   =============   ===========
GROWTH AND INCOME:
 Sold                       1,228,775   $    15,380,374      2,670,063   $  33,411,667      1,303,253   $  16,286,149       760,100
 Redeemed                    (663,193)       (8,267,567)    (1,257,092)    (15,625,619)      (603,812)     (7,524,975)     (453,807)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               565,582   $     7,112,807      1,412,971   $  17,786,048        699,441   $   8,761,174       306,293
                       ==============   ===============   ============   =============   ============   =============   ===========
OVERSEAS GROWTH:
 Sold                      15,022,073   $   316,690,477      7,571,172   $ 152,620,773      6,419,340   $ 131,716,145     1,149,410
 Redeemed                 (10,940,523)     (238,464,880)      (891,345)    (18,196,072)    (2,200,270)    (46,326,153)     (284,145)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             4,081,550   $    78,225,597      6,679,827   $ 134,424,701      4,219,070   $  85,389,992       865,265
                       ==============   ===============   ============   =============   ============   =============   ===========
MARSICO CAPITAL
 GROWTH:
 Sold                      14,728,827   $   257,187,498     13,435,523   $ 227,544,256      7,147,832   $ 121,498,630     1,686,791
 Redeemed                 (10,158,385)     (180,019,710)    (2,573,814)    (43,769,684)    (1,313,770)    (22,441,986)     (461,482)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             4,570,442   $    77,167,788     10,861,709   $ 183,774,572      5,834,062   $  99,056,644     1,225,309
                       ==============   ===============   ============   =============   ============   =============   ===========
MID-CAP GROWTH:
 Sold                       3,340,582   $    80,403,762      3,882,040   $  96,097,553      1,525,614   $  37,440,762       700,939
 Redeemed                  (1,821,560)      (43,488,034)      (369,711)     (8,845,658)      (154,979)     (3,694,379)     (193,467)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,519,022   $    36,915,728      3,512,329   $  87,251,895      1,370,635   $  33,746,383       507,472
                       ==============   ===============   ============   =============   ============   =============   ===========
MID-CAP VALUE:
 Sold                         558,648   $     6,785,416      1,168,196   $  14,095,876        657,127   $   7,960,631       246,206
 Reinvested                    12,566           153,809         35,064         427,077         13,171         160,551         7,901
 Redeemed                    (265,694)       (3,224,524)      (602,948)     (7,183,635)      (247,933)     (2,977,903)      (90,052)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               305,520   $     3,714,701        600,312   $   7,339,318        422,365   $   5,143,279       164,055
                       ==============   ===============   ============   =============   ============   =============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
SMALL COMPANY VALUE:
 Sold                  $  3,494,715
 Reinvested                 348,967
 Redeemed                (3,784,087)
                       ------------
   Net Increase        $     59,595
                       ============
STRATEGIC BALANCED:
 Sold                  $  5,311,377
 Reinvested                 297,955
 Redeemed                (3,260,124)
                       ------------
   Net Increase        $  2,349,208
                       ============
HIGH YIELD BOND:
 Sold                  $  5,478,483
 Reinvested                 616,823
 Redeemed                (6,755,259)
                       ------------
   Net Increase        $   (659,953)
                       ============
LARGE-CAP GROWTH:
 Sold                  $  5,688,533
 Reinvested                 385,092
 Redeemed                (2,139,367)
                       ------------
   Net Increase        $  3,934,258
                       ============
GROWTH AND INCOME:
 Sold                  $  9,517,592
 Redeemed                (5,615,200)
                       ------------
   Net Increase        $  3,902,392
                       ============
OVERSEAS GROWTH:
 Sold                  $ 23,096,972
 Redeemed                (5,693,163)
                       ------------
   Net Increase        $ 17,403,809
                       ============
MARSICO CAPITAL
 GROWTH:
 Sold                  $ 28,580,911
 Redeemed                (7,789,721)
                       ------------
   Net Increase        $ 20,791,190
                       ============
MID-CAP GROWTH:
 Sold                  $ 17,067,370
 Redeemed                (4,757,534)
                       ------------
   Net Increase        $ 12,309,836
                       ============
MID-CAP VALUE:
 Sold                  $  2,925,205
 Reinvested                  96,079
 Redeemed                (1,068,241)
                       ------------
   Net Increase        $  1,953,043
                       ============

                                   CLASS A                          CLASS B                        CLASS C                CLASS X
                       --------------------------------   ----------------------------   ----------------------------   -----------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT         SHARES
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
AIM INTERNATIONAL
 EQUITY:
 Sold                         553,755   $     5,997,659        725,996   $   7,797,155        614,314   $   6,564,530       189,129
 Redeemed                     (65,887)         (661,212)       (19,637)       (210,505)       (39,900)       (453,878)      (25,645)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               487,868   $     5,336,447        706,359   $   7,586,650        574,414   $   6,110,652       163,484
                       ==============   ===============   ============   =============   ============   =============   ===========
MANAGED INDEX 500:
 Sold                       3,486,026   $    35,762,875      2,047,161   $  21,162,791      1,153,585   $  12,024,363       362,618
 Redeemed                  (2,612,772)      (27,486,379)      (277,003)     (2,814,778)       (90,474)       (916,327)      (30,173)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               873,254   $     8,276,496      1,770,158   $  18,348,013      1,063,111   $  11,108,036       332,445
                       ==============   ===============   ============   =============   ============   =============   ===========
MFS GROWTH WITH
 INCOME:
 Sold                         280,191   $     2,826,827        863,190   $   8,715,118        423,031   $   4,291,573       188,434
 Redeemed                     (33,769)         (344,887)      (133,093)     (1,328,744)       (44,290)       (451,580)      (17,435)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               246,422   $     2,481,940        730,097   $   7,386,374        378,741   $   3,839,993       170,999
                       ==============   ===============   ============   =============   ============   =============   ===========
KEMPER SMALL-CAP
 GROWTH:
 Sold                         807,171   $     7,566,581      1,510,107   $  13,747,519        780,419   $   7,205,367       269,673
 Redeemed                    (128,270)       (1,165,982)      (172,817)     (1,522,456)       (65,837)       (595,879)      (69,120)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               678,901   $     6,400,599      1,337,290   $  12,225,063        714,582   $   6,609,488       200,553
                       ==============   ===============   ============   =============   ============   =============   ===========
T. ROWE INTERNATIONAL
 EQUITY:
 Sold                         423,510   $     5,368,102        623,565   $   8,065,377        641,087   $   7,810,062       133,938
 Redeemed                    (198,624)       (2,528,500)       (86,855)     (1,114,190)      (400,397)     (4,734,870)      (99,762)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               224,886   $     2,839,602        536,710   $   6,951,187        240,690   $   3,075,192        34,176
                       ==============   ===============   ============   =============   ============   =============   ===========
JANUS CAPITAL GROWTH:
 Sold                      28,511,789   $   768,276,601     24,283,474   $ 564,965,396      9,466,680   $ 221,474,924     2,314,154
 Redeemed                 (21,612,377)     (583,504,083)    (4,649,710)   (108,744,911)    (1,575,153)    (36,681,260)     (946,756)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             6,899,412   $   184,772,518     19,633,764   $ 456,220,485      7,891,527   $ 184,793,664     1,367,398
                       ==============   ===============   ============   =============   ============   =============   ===========
EQUITY INCOME:
 Sold                       1,093,170   $    14,909,188      2,996,891   $  40,976,338      1,232,440   $  16,838,658       578,846
 Reinvested                    52,941           721,582        115,153       1,575,301         49,808         680,868        49,296
 Redeemed                    (515,186)       (6,999,827)    (1,083,882)    (14,765,692)      (430,033)     (5,867,652)     (392,879)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               630,925   $     8,630,943      2,028,162   $  27,785,947        852,215   $  11,651,874       235,263
                       ==============   ===============   ============   =============   ============   =============   ===========
TOTAL RETURN BOND:
 Sold                       2,785,175   $    27,949,741      3,398,205   $  33,814,173        881,654   $   8,780,725       533,083
 Reinvested                    59,832           601,899        181,148       1,804,234         56,828         565,359        48,724
 Redeemed                  (2,637,482)      (26,450,141)    (3,228,857)    (32,065,866)    (1,155,764)    (11,511,647)     (573,133)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               207,525   $     2,101,499        350,496   $   3,552,541       (217,282)  $  (2,165,563)        8,674
                       ==============   ===============   ============   =============   ============   =============   ===========
MONEY MARKET:
 Sold                   1,161,826,968   $ 1,161,826,968    160,777,023   $ 160,777,023    123,441,171   $ 123,441,171    45,955,146
 Reinvested                   882,870           882,870      1,014,104       1,014,104        349,518         349,518       345,840
 Redeemed              (1,135,766,113)   (1,135,766,113)  (167,579,683)   (167,579,683)  (117,511,654)   (117,511,654)  (52,177,832)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase            26,943,725   $    26,943,725     (5,788,556)  $  (5,788,556)     6,279,035   $   6,279,035    (5,876,846)
                       ==============   ===============   ============   =============   ============   =============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
AIM INTERNATIONAL
 EQUITY:
 Sold                  $  2,033,977
 Redeemed                  (282,903)
                       ------------
   Net Increase        $  1,751,074
                       ============
MANAGED INDEX 500:
 Sold                  $  3,777,687
 Redeemed                  (312,364)
                       ------------
   Net Increase        $  3,465,323
                       ============
MFS GROWTH WITH
 INCOME:
 Sold                  $  1,905,994
 Redeemed                  (174,671)
                       ------------
   Net Increase        $  1,731,323
                       ============
KEMPER SMALL-CAP
 GROWTH:
 Sold                  $  2,506,361
 Redeemed                  (623,331)
                       ------------
   Net Increase        $  1,883,030
                       ============
T. ROWE INTERNATIONAL
 EQUITY:
 Sold                  $  1,736,664
 Redeemed                (1,256,120)
                       ------------
   Net Increase        $    480,544
                       ============
JANUS CAPITAL GROWTH:
 Sold                  $ 53,979,777
 Redeemed               (22,107,851)
                       ------------
   Net Increase        $ 31,871,926
                       ============
EQUITY INCOME:
 Sold                  $  7,943,578
 Reinvested                 673,383
 Redeemed                (5,331,017)
                       ------------
   Net Increase        $  3,285,944
                       ============
TOTAL RETURN BOND:
 Sold                  $  5,340,007
 Reinvested                 485,294
 Redeemed                (5,724,080)
                       ------------
   Net Increase        $    101,221
                       ============
MONEY MARKET:
 Sold                  $ 45,955,146
 Reinvested                 345,840
 Redeemed               (52,177,832)
                       ------------
   Net Increase        $ (5,876,846)
                       ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

     Transactions in shares of capital stock, during the year ended October 31, 1999, were as follows:

                                   CLASS A                          CLASS B                        CLASS C                CLASS X
                       --------------------------------   ----------------------------   ----------------------------   -----------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT         SHARES
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
INTERNATIONAL SMALL
 CAP:
 Sold                         131,573   $     1,625,013        519,007   $   6,481,186        191,446   $   2,192,239       159,967
 Redeemed                     (42,759)         (499,629)       (80,020)       (954,057)       (87,643)       (936,217)      (74,837)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase                88,814   $     1,125,384        438,987   $   5,527,129        103,803   $   1,256,022        85,130
                       ==============   ===============   ============   =============   ============   =============   ===========
JANUS SMALL-CAP
 GROWTH:
 Sold                       4,521,498   $    62,279,844      6,131,106   $  82,109,946      2,453,044   $  32,502,450     1,388,410
 Redeemed                  (1,555,645)      (21,272,349)      (589,414)     (7,913,337)      (415,557)     (5,293,724)     (400,722)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             2,965,853   $    41,007,495      5,541,692   $  74,196,609      2,037,487   $  27,208,726       987,688
                       ==============   ===============   ============   =============   ============   =============   ===========
SMALL COMPANY VALUE:
 Sold                       2,152,263   $    19,728,209      2,202,266   $  19,780,241      1,278,728   $  11,579,459       899,829
 Reinvested                     2,950            27,202             --              --             --              --            --
 Redeemed                  (1,740,590)      (16,175,699)      (998,544)     (8,851,216)      (731,195)     (6,613,615)     (727,801)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               414,623   $     3,579,712      1,203,722   $  10,929,025        547,533   $   4,965,844       172,028
                       ==============   ===============   ============   =============   ============   =============   ===========
STRATEGIC BALANCED:
 Sold                       1,815,075   $    22,578,144      4,889,067   $  60,790,616      1,513,809   $  18,669,567     1,064,235
 Reinvested                     8,478           106,949         10,128         127,960          4,003          50,510         4,619
 Redeemed                    (229,284)       (2,869,225)      (512,249)     (6,347,305)      (189,856)     (2,369,264)     (224,538)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,594,269   $    19,815,868      4,386,946   $  54,571,271      1,327,956   $  16,350,813       844,316
                       ==============   ===============   ============   =============   ============   =============   ===========
HIGH YIELD BOND:
 Sold                       3,357,420   $    32,790,500      7,275,129   $  70,565,721      1,847,050   $  17,923,216     1,855,501
 Reinvested                    87,677           841,629        232,789       2,227,094         79,920         767,588       122,941
 Redeemed                  (2,428,133)      (23,736,985)    (2,228,915)    (21,481,204)    (1,091,741)    (10,529,290)   (1,121,235)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,016,964   $     9,895,144      5,279,003   $  51,311,611        835,229   $   8,161,514       857,207
                       ==============   ===============   ============   =============   ============   =============   ===========
LARGE-CAP GROWTH:
 Sold                         638,225   $     8,103,545      1,851,812   $  23,314,526        418,749   $   5,236,468       637,307
 Redeemed                    (215,891)       (2,716,616)      (410,694)     (5,186,475)      (126,506)     (1,592,157)     (320,143)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               422,334   $     5,386,929      1,441,118   $  18,128,051        292,243   $   3,644,311       317,164
                       ==============   ===============   ============   =============   ============   =============   ===========
GROWTH AND INCOME:
 Sold                       2,372,960   $    28,578,838      4,969,282   $  60,277,008      1,774,560   $  21,393,909     1,298,681
 Reinvested                     3,892            47,183            633           7,193            299           3,391           571
 Redeemed                    (625,028)       (7,479,489)      (629,845)     (7,571,053)      (366,786)     (4,442,443)     (397,677)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,751,824   $    21,146,532      4,340,070   $  52,713,148      1,408,073   $  16,954,857       901,575
                       ==============   ===============   ============   =============   ============   =============   ===========
OVERSEAS GROWTH:
 Sold                       5,875,239   $    72,910,399      6,847,241   $  83,827,854      3,845,340   $  46,929,956     1,792,053
 Redeemed                  (2,366,221)      (29,831,109)      (703,924)     (8,772,633)      (879,415)    (10,959,877)     (419,635)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             3,509,018   $    43,079,290      6,143,317   $  75,055,221      2,965,925   $  35,970,079     1,372,418
                       ==============   ===============   ============   =============   ============   =============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
INTERNATIONAL SMALL
 CAP:
 Sold                  $  2,003,516
 Redeemed                (1,007,684)
                       ------------
   Net Increase        $    995,832
                       ============
JANUS SMALL-CAP
 GROWTH:
 Sold                  $ 17,986,369
 Redeemed                (5,025,846)
                       ------------
   Net Increase        $ 12,960,523
                       ============
SMALL COMPANY VALUE:
 Sold                  $  8,082,697
 Reinvested                      --
 Redeemed                (6,480,805)
                       ------------
   Net Increase        $  1,601,892
                       ============
STRATEGIC BALANCED:
 Sold                  $ 13,076,631
 Reinvested                  57,949
 Redeemed                (2,768,534)
                       ------------
   Net Increase        $ 10,366,046
                       ============
HIGH YIELD BOND:
 Sold                  $ 18,027,252
 Reinvested               1,182,704
 Redeemed               (10,858,678)
                       ------------
   Net Increase        $  8,351,278
                       ============
LARGE-CAP GROWTH:
 Sold                  $  7,894,652
 Redeemed                (3,950,285)
                       ------------
   Net Increase        $  3,944,367
                       ============
GROWTH AND INCOME:
 Sold                  $ 15,523,163
 Reinvested                   6,430
 Redeemed                (4,736,458)
                       ------------
   Net Increase        $ 10,793,135
                       ============
OVERSEAS GROWTH:
 Sold                  $ 21,928,837
 Redeemed                (5,530,598)
                       ------------
   Net Increase        $ 16,398,239
                       ============

                                   CLASS A                          CLASS B                        CLASS C                CLASS X
                       --------------------------------   ----------------------------   ----------------------------   -----------
                           SHARES           AMOUNT           SHARES         AMOUNT          SHARES         AMOUNT         SHARES
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
MARSICO CAPITAL
 GROWTH:
 Sold                       7,854,783   $   101,851,952     19,502,450   $ 253,703,042      8,427,772   $ 108,624,094     3,463,385
 Reinvested                     1,125            13,337             --              --             --              --            --
 Redeemed                  (1,472,317)      (19,722,964)    (1,617,686)    (21,694,601)      (835,906)    (11,098,692)     (581,156)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             6,383,591   $    82,142,325     17,884,764   $ 232,008,441      7,591,866   $  97,525,402     2,882,229
                       ==============   ===============   ============   =============   ============   =============   ===========
MID-CAP GROWTH:
 Sold                         876,248   $    12,737,534      1,648,044   $  23,798,375        681,405   $   9,773,936       455,953
 Reinvested                     1,117            16,244          2,164          31,032          1,571          22,824         1,145
 Redeemed                    (254,503)       (3,676,648)      (344,773)     (5,076,953)      (159,471)     (2,340,370)     (101,469)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               622,862   $     9,077,130      1,305,435   $  18,752,454        523,505   $   7,456,390       355,629
                       ==============   ===============   ============   =============   ============   =============   ===========
MID-CAP VALUE:
 Sold                         893,170   $    10,487,415      1,971,205   $  23,270,387        719,632   $   8,511,354       457,970
 Reinvested                       311             3,371            385           4,172            171           1,858            99
 Redeemed                    (214,164)       (2,487,388)      (262,235)     (3,044,027)      (138,303)     (1,625,892)      (81,385)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               679,317   $     8,003,398      1,709,355   $  20,230,532        581,500   $   6,887,320       376,684
                       ==============   ===============   ============   =============   ============   =============   ===========
T. ROWE INTERNATIONAL
 EQUITY:
 Sold                         580,067   $     5,981,540        664,660   $   6,995,897        534,152   $   5,615,638       302,217
 Reinvested                     1,335            13,416            617           6,351            424           4,358           957
 Redeemed                    (340,252)       (3,535,835)      (186,621)     (1,979,171)      (382,168)     (4,024,965)     (240,600)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase               241,150   $     2,459,121        478,656   $   5,023,077        152,408   $   1,595,031        62,574
                       ==============   ===============   ============   =============   ============   =============   ===========
JANUS CAPITAL GROWTH:
 Sold                      11,152,498   $   222,428,056     34,148,101   $ 606,063,473     11,402,214   $ 201,850,746     5,298,045
 Redeemed                  (2,178,199)      (43,528,627)    (3,428,551)    (61,160,249)    (1,675,387)    (29,604,961)   (1,291,629)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             8,974,299   $   178,899,429     30,719,550   $ 544,903,224      9,726,827   $ 172,245,785     4,006,416
                       ==============   ===============   ============   =============   ============   =============   ===========
EQUITY INCOME:
 Sold                       2,536,827   $    33,506,551      5,068,587   $  66,599,293      2,104,000   $  27,723,451     1,345,013
 Reinvested                    15,267           203,306         18,552         248,016          8,801         117,852        12,841
 Redeemed                    (970,970)      (12,988,032)      (779,404)    (10,139,354)      (327,011)     (4,264,826)     (435,651)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,581,124   $    20,721,825      4,307,735   $  56,707,955      1,785,790   $  23,576,477       922,203
                       ==============   ===============   ============   =============   ============   =============   ===========
TOTAL RETURN BOND:
 Sold                       2,801,868   $    29,031,058      9,085,766   $  93,370,295      2,715,698   $  27,941,412     1,476,934
 Reinvested                    62,591           645,265        190,650       1,946,935         75,148         768,265        79,406
 Redeemed                  (1,135,022)      (11,679,664)    (2,559,842)    (26,261,168)    (1,000,668)    (10,260,166)     (696,973)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase             1,729,437   $    17,996,659      6,716,574   $  69,056,062      1,790,178   $  18,449,511       859,367
                       ==============   ===============   ============   =============   ============   =============   ===========
MONEY MARKET:
 Sold                     165,732,220   $   165,732,220    160,855,657   $ 160,855,657     91,366,940   $  91,366,940    72,496,475
 Reinvested                   729,338           729,338      1,043,507       1,043,507        448,412         448,412       507,926
 Redeemed                (130,829,982)     (130,829,982)   (99,250,785)    (99,250,785)   (69,788,348)    (69,788,348)  (57,154,179)
                       --------------   ---------------   ------------   -------------   ------------   -------------   -----------
   Net Increase            35,631,576   $    35,631,576     62,648,379   $  62,648,379     22,027,004   $  22,027,004    15,850,222
                       ==============   ===============   ============   =============   ============   =============   ===========

                         CLASS X
                       ------------
                          AMOUNT
                       ------------
MARSICO CAPITAL
 GROWTH:
 Sold                  $ 44,011,902
 Reinvested                      --
 Redeemed                (7,591,419)
                       ------------
   Net Increase        $ 36,420,483
                       ============
MID-CAP GROWTH:
 Sold                  $  6,580,126
 Reinvested                  16,499
 Redeemed                (1,521,388)
                       ------------
   Net Increase        $  5,075,237
                       ============
MID-CAP VALUE:
 Sold                  $  5,399,847
 Reinvested                   1,070
 Redeemed                (1,009,095)
                       ------------
   Net Increase        $  4,391,822
                       ============
T. ROWE INTERNATIONAL
 EQUITY:
 Sold                  $  3,142,322
 Reinvested                   9,894
 Redeemed                (2,530,886)
                       ------------
   Net Increase        $    621,330
                       ============
JANUS CAPITAL GROWTH:
 Sold                  $ 92,328,700
 Redeemed               (22,876,970)
                       ------------
   Net Increase        $ 69,451,730
                       ============
EQUITY INCOME:
 Sold                  $ 17,492,175
 Reinvested                 169,817
 Redeemed                (5,669,805)
                       ------------
   Net Increase        $ 11,992,187
                       ============
TOTAL RETURN BOND:
 Sold                  $ 15,232,870
 Reinvested                 816,063
 Redeemed                (7,125,361)
                       ------------
   Net Increase        $  8,923,572
                       ============
MONEY MARKET:
 Sold                  $ 72,496,475
 Reinvested                 507,926
 Redeemed               (57,154,179)
                       ------------
   Net Increase        $ 15,850,222
                       ============

                                            AMERICAN SKANDIA ADVISOR FUNDS, INC.

5. TAX MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ALL FUNDS -- Each Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income, including any net realized gains on investments, to shareholders. Accordingly, no provision for federal income or excise tax has been made.

     Income and capital gains of the Funds are determined in accordance with both tax regulations and generally accepted accounting principles. Such may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. Temporary differences that result in over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

CAPITAL LOSS CARRYFORWARDS -- At October 31, 1999, the following Funds had, for federal income tax purposes, capital loss carryforwards available to offset future net realized capital gains.

                                                EXPIRING IN
                                   --------------------------------------
                                    2005          2006           2007
                                   -------     ----------     -----------
High Yield Bond                    $ 4,183     $   17,619     $   327,379
Growth and Income                       --      1,122,945       1,772,304
Overseas Growth                         --      2,242,636       3,428,829
Marsico Capital Growth                  --        682,762       7,950,369
Mid-Cap Growth                          --             --       1,874,798
T. Rowe International Equity            --         73,332          49,869
Janus Capital Growth                38,807      4,789,881      52,015,103
Total Return Bond                       --             --       1,499,612

6. PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NON-FEEDER FUNDS -- Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the period ended April 30, 2000, were as follows:

                                             PURCHASES         SALES
                                            ------------    ------------
International Small Cap                     $253,741,591    $200,753,958
Janus Small-Cap Growth                       396,590,400     225,233,472
Small Company Value                           11,171,476       8,438,354
Strategic Balanced                            90,878,093      58,531,179
High Yield Bond                               25,518,295       8,944,188
Large-Cap Growth                              40,473,825      14,665,173
Growth and Income                             69,478,335      36,220,012
Overseas Growth                              486,397,399     228,664,017
Marsico Capital Growth                       728,358,439     469,983,935
Mid-Cap Growth                               202,026,039      69,061,999
Mid-Cap Value                                 51,048,079      35,831,331
AIM International Equity                      16,981,198       1,382,875
Managed Index 500                             57,239,617      22,766,966
Growth with Income                            15,830,039       1,752,058
Kemper Small-Cap Growth                       21,759,949       1,104,714

     Purchases and sales of U.S. government securities, during the period ended April 30, 2000, were as follows:

                                               PURCHASES       SALES
                                               ----------    ----------
Strategic Balanced                             $5,419,157    $1,473,213
High Yield Bond                                1,100,764      1,521,736

     At April 30, 2000, the cost and unrealized appreciation or depreciation in value of the investments owned by the Non-Feeder Funds, for federal income tax purposes, were as follows:

                                                                                     NET
                                                   GROSS           GROSS          UNREALIZED
                                 AGGREGATE       UNREALIZED      UNREALIZED      APPRECIATION
                                    COST        APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                ------------    ------------    ------------    --------------
International Small Cap         $145,462,035    $ 3,689,284     $18,260,736      $(14,571,452)
Janus Small-Cap Growth           414,589,686     83,162,686      65,659,126        17,503,560
Small Company Value               74,874,825      9,866,084      10,640,017          (773,933)
Strategic Balanced               149,789,184     16,378,342       5,266,212        11,112,130
High Yield Bond                  130,920,824        702,515      15,182,713       (14,480,198)
Large-Cap Growth                  84,307,096     26,584,984       2,594,741        23,990,243
Growth and Income                171,516,430     22,392,715       7,744,535        14,648,180
Overseas Growth                  560,254,412    154,566,978      30,442,040       124,124,938
Marsico Capital Growth           841,676,324    206,611,516      21,969,981       184,641,535
Mid-Cap Growth                   204,944,970     34,365,262      11,904,992        22,460,270
Mid-Cap Value                     60,660,914      6,590,432       1,789,974         4,800,458
AIM International Equity          20,093,269        433,901         985,106          (551,205)
Managed Index 500                 40,978,591      2,582,123       1,538,179         1,043,944
Growth with Income                14,803,943        931,891         415,963           515,928
Kemper Small-Cap Growth           25,865,359      1,038,080       3,315,393        (2,277,313)

7. WRITTEN OPTIONS TRANSACTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Written options transactions, during the period ended April 30, 2000, were as follows:

                                                                        MARSICO CAPITAL GROWTH
                                                                     ----------------------------
                                                                     NUMBER OF
                                                                     CONTRACTS          PREMIUM
                                                                     ---------        -----------
            Balance at beginning of year                                 --           $        --
            Written                                                     825             1,503,387
            Expired                                                      --                    --
            Exercised                                                    --                    --
            Closed                                                     (825)           (1,503,387)
                                                                       ----           -----------
            Balance at end of period                                     --           $        --
                                                                       ====           ===========

8. LINE OF CREDIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ALL FUNDS -- The Funds and other affiliated funds participate in a $100 million unsecured, committed line of credit, provided by a syndication of banks, under a line of credit agreement. Borrowings may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Any borrowings must be repaid within 30 days of their receipt. Interest is charged to each Fund, based on its borrowings, at a premium above the Federal Funds Rate. In addition, a commitment fee, equal to an annual rate of .09% of the average daily unused portion of the line of credit, is allocated among the participants at the end of each quarter. During the period ended April 30, 2000, there were no borrowings under the agreement.

                         AMERICAN SKANDIA MASTER TRUST
                            SCHEDULES OF INVESTMENTS
                                 APRIL 30, 2000
                                  (UNAUDITED)

               ASMT T. ROWE PRICE INTERNATIONAL EQUITY PORTFOLIO
                      ASMT JANUS CAPITAL GROWTH PORTFOLIO
                      ASMT INVESCO EQUITY INCOME PORTFOLIO
                     ASMT PIMCO TOTAL RETURN BOND PORTFOLIO
                        ASMT JPM MONEY MARKET PORTFOLIO

ASMT T. ROWE PRICE
INTERNATIONAL EQUITY PORTFOLIO

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
FOREIGN STOCK -- 91.8%
  ARGENTINA -- 0.1%
    Telefonica de Argentina
      SA Cl-B [ADR]             1,730   $    60,766
                                        -----------

  AUSTRALIA -- 3.1%
    Brambles Industries Ltd.    7,000       196,876
    Broken Hill Proprietary
      Co. Ltd.                  5,062        54,467
    Commonwealth Bank of
      Australia                12,111       184,304
    Lend Lease Corp. Ltd.       7,490        81,099
    News Corp. Ltd.            38,212       484,871
    News Corp. Ltd. Pfd.       55,026       591,431
    Publishing &
      Broadcasting Ltd.        24,000       186,256
    TABCORP Holdings Ltd.      13,000        69,530
    Telstra Corp.               5,000        12,779
    Telstra Corp. Ltd.         42,000       179,884
    Westpac Banking Corp.
      Ltd.                     27,173       173,303
                                        -----------
                                          2,214,800
                                        -----------

  BELGIUM -- 0.6%
    Dexia Belgium               1,140       148,137
    Fortis Cl-B                 8,400       212,566
    Societe Europeene des
      Satellites [FDR]*           290        44,165
    UCB SA                        510        17,195
                                        -----------
                                            422,063
                                        -----------
  BRAZIL -- 1.6%
    Companhia Brasileira de
      Distribuicoa Grupo Pao
      de Acucar [GDR]           1,272        36,332
    Embartel Participacoes
      SA [ADR]                  3,000        67,500
    Tele Norte Leste
      Participacoes SA
      [ADR]*                      931        16,581
    Telecomunicacoes
      Brasileiras SA Pfd.
      [ADR]                     7,956       940,299
    Uniao de Bancos
      Brasileiros SA [GDR]      2,000        49,875
                                        -----------
                                          1,110,587
                                        -----------

  CANADA -- 0.5%
    Alcan Aluminium Ltd.        2,380        77,424
    Nortel Networks Corp.       2,030       229,352
    Royal Bank of Canada        1,240        58,499
                                        -----------
                                            365,275
                                        -----------

  DENMARK -- 0.2%
    Nordic Baltic Holdings
      AB*                       3,303        20,590
    Tele Danmark AS             1,460       107,075
                                        -----------
                                            127,665
                                        -----------

                               SHARES         VALUE
---------------------------------------------------
---------------------------------------------------

  FINLAND -- 3.1%
    Nokia AB Oyj               38,480   $ 2,212,603
                                        -----------

  FRANCE -- 11.5%
    Alcatel                     2,610       606,484
    Altran Technologies SA        540       110,619
    Aventis SA*                 8,471       467,013
    AXA SA                      3,590       533,565
    Banque National de Paris    5,890       477,151
    Canal Plus*                 1,270       245,346
    Cap Gemini SA               1,240       244,070
    Carrefour Supermarche SA      820        53,501
    Compagnie de Saint-
      Gobain                    1,410       192,859
    Groupe Danone                 170        37,257
    Hermes International
      Designs*                    720       102,352
    L'Oreal                        80        54,384
    Lafarge SA                    460        38,187
    Legrand SA                  1,210       226,036
    Louis Vuitton Moet
      Hennessy*                   682       286,873
    Sanofi SA*                  9,560       357,610
    Schneider SA                  880        57,737
    Societe Generale              426        88,431
    Societe Television
      Francaise                 1,780     1,221,389
    Sodexho Alliance SA           404        60,671
    STMicroelectronics NV       2,880       550,863
    Total Fina SA Cl-B          6,963     1,058,955
    Vivendi                    11,160     1,106,451
                                        -----------
                                          8,177,804
                                        -----------

  GERMANY -- 4.5%
    Allianz AG                  1,050       395,165
    Aventis AG                    907        49,342
    Bayer AG                    1,850        75,272
    Bayerische Hypo-Und
      Vereinsbank AG            6,830       425,712
    Deutsche Bank AG            5,678       381,848
    Deutsche Telekom AG*        6,280       410,888
    Gehe AG                     3,020        97,695
    Infineon Technologies AG
      [ADR]*                    4,989       340,059
    Rhoen-Klinikum AG           1,870        69,014
    SAP AG                      1,300       611,268
    SAP AG Pfd.                    70        40,601
    Siemens AG                    670        97,686
    Veba AG                     4,760       232,060
                                        -----------
                                          3,226,610
                                        -----------

  HONG KONG -- 3.2%
    Cheung Kong Holdings
      Ltd.                     31,000       370,138
    China Telecom Ltd.*        67,000       483,857
    Dao Heng Bank Group Ltd.   31,000       143,279
    Henderson Land
      Development Co. Ltd.     30,000       130,954

                                                   AMERICAN SKANDIA MASTER TRUST

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
    Hong Kong
      Telecommunications
      Ltd.                     54,800   $   129,103
    HSBC Holdings PLC          15,600       174,246
    Hutchison Whampoa Ltd.     40,000       582,875
    Pacific Century
      Cyberworks Ltd.*        106,000       197,330
    Sun Hung Kai Properties
      Ltd.                      8,000        63,423
                                        -----------
                                          2,275,205
                                        -----------

  INDIA -- 0.3%
    ICICI Ltd.*                 9,469       240,276
                                        -----------

  IRELAND -- 0.2%
    SmartForce PLC [ADR]*       2,891       138,045
                                        -----------

  ITALY -- 4.7%
    Alleanza Assicurazioni*    17,000       176,291
    Banca Popolare di
      Brescia                   4,000       364,501
    Banco Intesa SPA           29,544       109,034
    Ente Nazionale
      Idrocarburi SPA          60,000       299,073
    Mediaset SPA               14,000       227,722
    Mediolanum SPA             17,000       282,716
    San Paolo-IMI SPA          10,225       143,490
    Tecnost SPA*               30,600       107,634
    Telecom Italia Mobile
      SPA                      81,000       775,022
    Telecom Italia SPA         43,000       602,648
    Unicredito Italiano SPA    71,000       288,557
                                        -----------
                                          3,376,688
                                        -----------
  JAPAN -- 20.1%
    Bridgestone Corp.           4,000        86,794
    Canon, Inc.                20,000       914,209
    DDI Corp.                      90       103,265
    East Japan Railway Co.
      Ltd.                         13        76,986
    Fanuc Co.                   2,500       261,864
    Fuji Bank Ltd.             58,000       483,013
    Fuji Television Network,
      Inc.                        210       349,768
    Fujitsu Ltd.               13,000       368,089
    Hitachi Ltd.                7,000        83,556
    Ito-Yokado Co. Ltd.         2,000       146,014
    Kao Corp.                   4,000       121,771
    Kokuyo Co. Ltd.             4,000        56,814
    Komori Corp.                2,000        27,408
    Kyocera Corp.               5,000       836,020
    Makita Corp.                6,000        52,077
    Matsushita Electric
      Industrial Co.           27,000       714,526
    Mauri Co. Ltd.             12,000       225,406
    Mitsui Fudosan Co. Ltd.    31,000       314,958
    Murata Manufacturing Co.
      Ltd.                      6,000     1,165,895
    NEC Corp.                  37,000     1,006,555
    Nippon Telegraph &
      Telephone Corp.             770       954,738
    Nomura Securities Co.
      Ltd.                     25,000       629,213

                               SHARES         VALUE
---------------------------------------------------
---------------------------------------------------
    NTT Mobile Communication
      Network, Inc.               230   $   768,287
    Sankyo Co. Ltd.             8,000       176,180
    Seven-Eleven Japan Co.
      Ltd.                      4,000       492,266
    Shin-Etsu Chemical Co.
      Ltd.                      4,000       211,341
    Shiseido Co. Ltd.          10,000       126,398
    SoftBank Corp.                300        73,840
    SoftBank Corp. (New)*         600       148,235
    Sony Corp.                  5,800       666,022
    Sony Corp. (New)*           4,400       508,922
    Sumitomo Bank Ltd.         30,000       375,029
    Sumitomo Corp.             15,000       167,944
    Sumitomo Electric
      Industries               10,000       133,153
    TDK Corp.                   2,000       267,786
    Toshiba Corp.*             76,000       736,993
    Yamanouchi
      Pharmaceutical Co.
      Ltd.                      9,000       475,518
                                        -----------
                                         14,306,853
                                        -----------

  KOREA -- 1.3%
    Korea Telecom Corp.
      [ADR]                     5,000       172,500
    Pohang Iron & Steel Co.
      Ltd. [ADR]                2,201        46,221
    Samsung Electronics Co.     2,500       675,849
    Sk Telecom Co. Ltd.*        2,000        53,167
                                        -----------
                                            947,737
                                        -----------

  MEXICO -- 2.2%
    Fomento Economico
      Mexicano SA de CV UBD
      Units                    39,000       154,331
    Grupo Iusacell SA de CV
      [ADR]*                    4,300        68,531
    Grupo Televisa SA [GDR]*    9,300       589,969
    Telefonos de Mexico SA
      Cl-L [ADR]               13,000       764,562
                                        -----------
                                          1,577,393
                                        -----------

  NETHERLANDS -- 6.6%
    ABN AMRO Holding NV         2,630        54,283
    AKZO Nobel NV                 780        32,006
    ASM Lithography Holding
      NV*                      12,570       492,541
    CSM NV                      4,060        69,924
    Equant NV*                  2,310       179,240
    Fortis (NL) NV             11,050       278,518
    Gucci Group NV NY Reg.        435        38,117
    ING Groep NV               16,820       919,943
    Koninklijke (Royal)
      Philips Electronics
      NV*                      21,400       956,906
    KPN NV                      2,050       207,075
    Royal Dutch Petroleum
      Co.                       6,960       402,103
    TNT Post Group NV             580        12,685

ASMT T. ROWE PRICE
INTERNATIONAL EQUITY PORTFOLIO

---------------------------------------------------
                               SHARES         VALUE
---------------------------------------------------
    United Pan-Europe
      Communications NV*        5,081   $   185,342
    VNU NV                     13,480       722,895
    Wolters Kluwer NV           7,050       166,776
                                        -----------
                                          4,718,354
                                        -----------

  NEW ZEALAND -- 0.2%
    Telecom Corp. of New
      Zealand Ltd.             31,000       131,129
                                        -----------

  NORWAY -- 0.1%
    Orkla ASA Cl-A              6,760       104,648
                                        -----------

  PORTUGAL -- 0.1%
    Jeronimo Martins SGPS SA    3,713        66,384
                                        -----------

  SINGAPORE -- 0.5%
    United Overseas Bank
      Ltd.                     50,008       348,531
                                        -----------

  SPAIN -- 2.8%
    Banco Bilbao Vizcaya SA    17,950       245,355
    Banco Santander Central
      Hispano SA               50,032       522,938
    Endesa SA                  17,400       378,319
    Repsol SA                   8,773       179,875
    Telefonica SA              31,632       705,630
                                        -----------
                                          2,032,117
                                        -----------

  SWEDEN -- 3.1%
    Atlas Copco AB Cl-B         1,520        34,805
    Electrolux AB Cl-B          6,210       105,087
    Ericsson, (L.M.)
      Telephone Co. Cl-B       10,320       918,721
    Hennes & Mauritz AB Cl-B    9,970       265,044
    Nordbanken Holding Co.
      AB                       48,340       305,071
    Sandvik AB Cl-B             1,570        37,528
    Securitas AB Cl-B          20,195       523,332
                                        -----------
                                          2,189,588
                                        -----------

  SWITZERLAND -- 3.8%
    ABB AG                      2,462       276,898
    ABB Ltd.*                   1,349       150,681
    Adecco SA                     860       707,302
    Credit Suisse Group         1,460       264,339
    Nestle SA                     340       600,763
    Roche Holding AG               25       261,700
    Swisscom AG                   223        78,806
    UBS AG                      1,542       378,670
                                        -----------
                                          2,719,159
                                        -----------

  TAIWAN -- 0.2%
    Hon Hai Precision
      Industry Co. Ltd.
      [GDR] 144A*               4,605       128,572
                                        -----------

                               SHARES         VALUE
---------------------------------------------------
---------------------------------------------------

  UNITED KINGDOM -- 17.2%
    Abbey National PLC          7,000   $    80,125
    AstraZeneca Group PLC      10,330       434,660
    Baltimore Technologies
      PLC*                      1,100       111,246
    BG Group PLC                5,888        35,289
    British Petroleum Co.
      PLC                      32,000       277,658
    Cable & Wireless PLC       53,400       888,245
    Cadbury Schweppes PLC      28,300       194,406
    Celltech Group PLC*         8,000       131,693
    Centrica PLC               11,400        40,672
    Compass Group PLC          50,000       712,766
    Diageo PLC                 35,876       291,641
    Electrocomponents PLC       8,000        80,744
    GKN PLC                     2,000        27,791
    Glaxo Wellcome PLC         45,200     1,401,139
    Hays PLC                    3,600        24,857
    Kingfisher PLC             27,000       222,127
    Ladbroke Group PLC         14,000        59,040
    Marconi PLC                19,100       239,549
    Reed International PLC     68,355       475,445
    Rio Tinto PLC              19,000       295,825
    Royal Bank of Scotland
      NY Reg.*                 60,960       950,562
    Safeway PLC                11,000        37,266
    Shell Transport &
      Trading Co. PLC         121,000       989,305
    Smith, (Davis S.)
      Holdings PLC              9,000        19,012
    SmithKline Beecham PLC     53,800       739,575
    Standard Chartered PLC     17,759       239,265
    Tesco PLC                  33,200       113,773
    Tomkins PLC                60,248       185,959
    Unilever PLC               24,714       148,986
    United News & Media PLC    10,900       139,350
    Vodafone AirTouch PLC     453,292     2,088,922
    WPP Group PLC              38,000       614,841
                                        -----------
                                         12,291,734
                                        -----------
TOTAL FOREIGN STOCK
  (Cost $56,619,399)                     65,510,586
                                        -----------
U.S. STOCK -- 0.6%
  ELECTRONIC COMPONENTS & EQUIPMENT
    Celestica, Inc.*
  (Cost $322,195)               7,862       428,970
                                        -----------
TOTAL INVESTMENTS -- 92.4%
  (Cost $56,941,594)                     65,939,556
OTHER ASSETS LESS LIABILITIES -- 7.6%     5,433,530
                                        -----------
NET ASSETS -- 100.0%                    $71,373,086
                                        ===========

Foreign currency exchange contracts outstanding at April 30, 2000:

                     CONTRACTS         IN
SETTLEMENT               TO         EXCHANGE     CONTRACTS      UNREALIZED
MONTH        TYPE     RECEIVE          FOR        AT VALUE     DEPRECIATION
----------------------------------------------------------------------------
05/00        Buy    EUR 345,867    $  325,808    $  315,717      $10,091
05/00        Buy    GBP 480,873       760,678       752,387        8,291
                                   ----------    ----------      -------
                                   $1,086,486    $1,068,104      $18,382
                                   ==========    ==========      =======

                                                   AMERICAN SKANDIA MASTER TRUST

-------------------------------------------------------

The following is a breakdown of the foreign stock portion of the Portfolio, by industry classification, as of April 30, 2000. Percentages are based on net assets.

                 INDUSTRY
-------------------------------------------
Advertising                                   0.9%
Automotive Parts                              0.2%
Beverages                                     0.8%
Broadcasting                                  1.7%
Building Materials                            0.1%
Business Services                             1.1%
Chemicals                                     0.4%
Clothing & Apparel                            0.2%
Computer Services & Software                  3.1%
Conglomerates                                 2.0%
Construction                                  0.3%
Consumer Products & Service                   2.3%
Electronic Components & Equipment            11.1%
Entertainment & Leisure                       1.3%
Equipment Services                            0.4%
Financial -- Bank & Trust                     9.9%
Financial Services                            3.7%
Food                                          2.7%
Healthcare Services                           0.2%
Hotels & Motels                               0.1%
Industrial Products                           0.1%
Insurance                                     3.6%
Internet Services                             0.3%
Machinery & Equipment                         2.0%
Medical Supplies & Equipment                  0.6%
Metals & Mining                               0.7%
Office Equipment                              1.3%
Oil & Gas                                     3.0%
Paper & Forest Products                       0.2%
Pharmaceuticals                               5.6%
Printing & Publishing                         3.6%
Real Estate                                   1.2%
Retail & Merchandising                        1.4%
Semiconductors                                0.8%
Telecommunications                           24.4%
Transportation                                0.1%
Utilities                                     0.4%
                                             -----
TOTAL                                        91.8%
                                             =====

-------------------------------------------------------
Unless otherwise noted, all stocks are common stock. Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 0.2% of net assets.

See Notes to Financial Statements.

ASMT JANUS
CAPITAL GROWTH PORTFOLIO

----------------------------------------------------
                            SHARES             VALUE
----------------------------------------------------
COMMON STOCK -- 87.7%
  ADVERTISING -- 2.8%
    DoubleClick, Inc.*     887,060    $   67,305,678
                                      --------------
  AEROSPACE -- 0.1%
    General Motors
      Corp. Cl-H*           17,930         1,726,883
                                      --------------
  BEVERAGES -- 1.1%
    Coca-Cola Co.          584,385        27,502,619
                                      --------------

  COMPUTER HARDWARE -- 8.3%
    Apple Computer,
      Inc.*                846,100       104,969,281
    Dell Computer
      Corp.*               845,540        42,382,693
    EMC Corp.*             384,480        53,418,690
                                      --------------
                                         200,770,664
                                      --------------

  COMPUTER SERVICES & SOFTWARE -- 18.4%
    3Com Corp.*            979,035        38,610,693
    Cisco Systems,
      Inc.*              2,162,538       149,924,704
    Digital Island,
      Inc.*                235,285         8,205,564
    Inktomi Corp.*         365,035        56,192,575
    Intuit, Inc.*          586,775        21,087,227
    Microsoft Corp.*       709,470        49,485,533
    VERITAS Software
      Corp.*             1,166,164       125,089,284
                                      --------------
                                         448,595,580
                                      --------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 10.0%
    General Electric
      Co.                  660,695       103,894,289
    Metromedia Fiber
      Network, Inc.
      Cl-A*                630,350        19,462,056
    Texas Instruments,
      Inc.                 755,080       122,983,655
                                      --------------
                                         246,340,000
                                      --------------
  ENTERTAINMENT & LEISURE -- 4.4%
    Time Warner, Inc.    1,199,420       107,872,836
                                      --------------
  FINANCIAL SERVICES -- 2.5%
    Schwab, (Charles)
      Corp.              1,362,020        60,609,890
                                      --------------
  INSURANCE -- 2.2%
    American
      International
      Group, Inc.          479,100        52,551,281
                                      --------------
  INTERNET SERVICES -- 6.5%
    America Online,
      Inc.*              1,867,745       111,714,498
    Yahoo!, Inc.*          355,685        46,327,971
                                      --------------
                                         158,042,469
                                      --------------

                            SHARES             VALUE
----------------------------------------------------
----------------------------------------------------

  PHARMACEUTICALS -- 4.8%
    MedImmune, Inc.*       506,715    $   81,042,730
    Pfizer, Inc.           844,529        35,575,784
                                      --------------
                                         116,618,514
                                      --------------

  RESTAURANTS -- 0.8%
    McDonald's Corp.       486,505        18,548,003
                                      --------------

  RETAIL & MERCHANDISING -- 5.3%
    Amazon.com, Inc.*      356,535        19,676,275
    Costco Companies,
      Inc.*              1,063,275        57,483,305
    Home Depot, Inc.       913,460        51,210,851
                                      --------------
                                         128,370,431
                                      --------------

  TELECOMMUNICATIONS -- 20.5%
    EchoStar
      Communications
      Corp. Cl-A*          507,300        32,308,669
    Level 3
      Communications,
      Inc.*                581,985        51,796,665
    Nextel
      Communications,
      Inc. Cl-A*           254,680        27,871,543
    Nokia Corp. Cl-A
      [ADR]              2,610,580       148,476,738
    Nortel Networks
      Corp.                271,995        30,803,434
    Sprint Corp. (PCS
      Group)*            1,892,675       104,097,125
    Telefonos de Mexico
      SA Cl-L [ADR]        179,795        10,574,193
    Vodafone AirTouch
      PLC [ADR]          1,354,230        63,648,810
    WinStar
    Communications,
      Inc.*                758,525        30,246,184
                                      --------------
                                         499,823,361
                                      --------------
TOTAL COMMON STOCK
  (Cost $1,594,434,430)                2,134,678,209
                                      --------------

FOREIGN STOCK -- 1.2%
 SEMICONDUCTORS -- 0.1%
    Infineon
      Technologies
      AG -- (DEM)*          44,614         3,040,967
                                      --------------

  TELECOMMUNICATIONS -- 1.1%
    Vodafone AirTouch
      PLC -- (GBP)       5,433,361        25,038,726
                                      --------------
TOTAL FOREIGN STOCK
  (Cost $30,386,086)                      28,079,693
                                      --------------

                                                   AMERICAN SKANDIA MASTER TRUST

----------------------------------------------------
                               PAR
                             (000)             VALUE
----------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.2%
    Federal Home Loan
      Bank
      5.68%, 05/12/00    $  10,000    $    9,982,644
      5.77%, 05/26/00       20,000        19,919,861
      5.87%, 05/12/00       30,000        29,946,192
      5.93%, 07/24/00       25,000        24,654,083
      6.02%, 09/15/00       50,000        48,854,528
                                      --------------
                                         133,357,308
                                      --------------

    Federal Home Loan
      Mortgage Corp.
      5.89%, 05/19/00       50,000        49,852,750
                                      --------------
    Federal National
      Mortgage Assoc.
      5.60%, 05/25/00       15,000        14,944,000
                                      --------------
  (Cost $198,154,058)                    198,154,058
                                      --------------
CORPORATE OBLIGATIONS -- 0.0%
  ENTERTAINMENT & LEISURE -- 0.0%
    Venetian Casino
      Resort LLC
      12.25%, 11/15/04         275           269,500
                                      --------------

  TELECOMMUNICATIONS -- 0.0%
    Lenfest
      Communications,
      Inc.
      7.625%, 02/15/08         140           134,050
      8.25%, 02/15/08          175           170,625
                                      --------------
                                             304,675
                                      --------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $589,686)                            574,175
                                      --------------

                               PAR
                             (000)             VALUE
----------------------------------------------------
----------------------------------------------------
                               PAR

COMMERCIAL PAPER -- 4.7%
    Associates First
      Capital Corp.
      5.99%, 05/01/00
  (Cost $113,200,000)    $ 113,200    $  113,200,000
                                      --------------
                            SHARES
                         ---------
SHORT-TERM INVESTMENTS -- 0.0%
    Temporary
      Investment Cash
      Fund                  43,322            43,322
    Temporary
      Investment Fund       43,322            43,322
                                      --------------
  (Cost $86,644)                              86,644
                                      --------------
TOTAL INVESTMENTS -- 101.8%
  (Cost $1,936,850,904)                2,474,772,779
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.8%)                       (44,393,773)
                                      --------------
NET ASSETS -- 100.0%                  $2,430,379,006
                                      ==============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.

* Non-income producing security.

See Notes to Financial Statements.

ASMT INVESCO
EQUITY INCOME PORTFOLIO

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
COMMON STOCK -- 70.7%
  ADVERTISING -- 0.9%
    Omnicom Group, Inc.       26,000    $  2,367,625
                                        ------------

  AEROSPACE -- 3.6%
    Boeing Co.                66,000       2,619,375
    General Motors Corp.
      Cl-H*                   26,500       2,552,281
    Honeywell
      International, Inc.     56,000       3,136,000
    Northrop Grumman
      Corp.                   21,000       1,488,375
                                        ------------
                                           9,796,031
                                        ------------

  AUTOMOBILE MANUFACTURERS -- 0.8%
    Ford Motor Co.            39,900       2,182,031
                                        ------------

  BEVERAGES -- 1.7%
    Anheuser-Busch
      Companies, Inc.         23,000       1,622,938
    Coors, (Adolph) Co.
      Cl-B                    60,000       3,060,000
                                        ------------
                                           4,682,938
                                        ------------

  BROADCASTING -- 0.7%
    AT&T Corp. Liberty
      Media Group Cl-A*       36,000       1,797,750
                                        ------------
  CHEMICALS -- 0.5%
    Lyondell Chemical Co.     75,600       1,389,150
                                        ------------

  COMPUTER SERVICES & SOFTWARE -- 3.3%
    Cisco Systems, Inc.*      45,000       3,119,765
    Computer Associates
      International, Inc.     52,900       2,952,481
    I2 Technologies,
      Inc.*                   12,400       1,602,700
    SAP AG [ADR]*             26,500       1,301,813
                                        ------------
                                           8,976,759
                                        ------------

  CONGLOMERATES -- 0.8%
    Textron, Inc.             35,400       2,192,588
                                        ------------

  CONSUMER PRODUCTS & SERVICES -- 1.8%
    Colgate-Palmolive Co.     47,500       2,713,438
    Gillette Co.              60,000       2,220,000
                                        ------------
                                           4,933,438
                                        ------------

  ELECTRONIC COMPONENTS & EQUIPMENT -- 6.0%
    General Electric Co.      32,800       5,157,800
    KLA-Tencor Corp.*         31,400       2,351,075
    Tandy Corp.               80,000       4,560,000
    Texas Instruments,
      Inc.                    25,000       4,071,875
                                        ------------
                                          16,140,750
                                        ------------

                              SHARES           VALUE
----------------------------------------------------
----------------------------------------------------

  ENTERTAINMENT & LEISURE -- 0.9%
    Harrah's
      Entertainment,
      Inc.*                   60,000    $  1,233,750
    Park Place
      Entertainment
      Corp.*                  82,600       1,058,313
                                        ------------
                                           2,292,063
                                        ------------

  FINANCIAL -- BANK & TRUST -- 6.2%
    Bank of America Corp.     40,000       1,960,000
    Bank of New York Co.,
      Inc.                    70,000       2,874,375
    Charter One
      Financial, Inc.        106,224       2,157,675
    Chase Manhattan Corp.     40,000       2,882,500
    Morgan, (J.P.) & Co.,
      Inc.                    20,000       2,567,500
    Summit Bancorp            60,000       1,522,500
    Wells Fargo & Co.         64,500       2,648,531
                                        ------------
                                          16,613,081
                                        ------------

  FINANCIAL SERVICES -- 2.6%
    Citigroup, Inc.           70,000       4,160,625
    Morgan Stanley, Dean
      Witter & Co.            37,000       2,839,750
                                        ------------
                                           7,000,375
                                        ------------

  FOOD -- 2.6%
    General Mills, Inc.       27,300         993,038
    Heinz, (H.J.) Co.         44,000       1,496,000
    Kellogg Co.               49,000       1,197,438
    Quaker Oats Co.           30,000       1,955,624
    Tasty Baking Co.         120,000       1,312,500
                                        ------------
                                           6,954,600
                                        ------------

  INSURANCE -- 3.0%
    Allmerica Financial
      Corp.                   70,000       3,788,750
    John Hancock
      Financial Services,
      Inc.*                  110,000       2,007,500
    MetLife, Inc.*           130,000       2,153,125
    Ohio Casualty Corp.       13,000         216,125
                                        ------------
                                           8,165,500
                                        ------------

  MACHINERY & EQUIPMENT -- 0.7%
    Illinois Tool Works,
      Inc.                    30,000       1,921,875
                                        ------------

  OIL & GAS -- 8.2%
    Apache Corp.              67,300       3,259,844
    BP Amoco PLC [ADR]        49,200       2,509,200
    Exxon Mobil Corp.         60,000       4,661,249
    National Fuel Gas Co.     70,000       3,320,625

                                                   AMERICAN SKANDIA MASTER TRUST

----------------------------------------------------
                              SHARES           VALUE
----------------------------------------------------
    Royal Dutch Petroleum
      Co.                     40,000    $  2,295,000
    Schlumberger Ltd.         45,000       3,445,312
    Unocal Corp.              70,000       2,261,875
                                        ------------
                                          21,753,105
                                        ------------

  PAPER & FOREST PRODUCTS -- 1.6%
    Bowater, Inc.              8,000         440,000
    Champion
      International Corp.     20,800       1,367,600
    Weyerhaeuser Co.          47,000       2,511,563
                                        ------------
                                           4,319,163
                                        ------------
  PHARMACEUTICALS -- 6.6%
    American Home
      Products Corp.          70,000       3,933,125
    Genentech, Inc.*          26,100       3,053,700
    Incyte
      Pharmaceuticals,
      Inc.*                   10,000         770,000
    Merck & Co., Inc.         35,000       2,432,500
    Pharmacia Corp.           60,000       2,996,250
    Warner-Lambert Co.        40,000       4,552,500
                                        ------------
                                          17,738,075
                                        ------------
  RAILROADS -- 2.5%
    Kansas City Southern
      Industries, Inc.        80,000       5,750,000
    Norfolk Southern
      Corp.                   50,000         881,250
                                        ------------
                                           6,631,250
                                        ------------

  RETAIL & MERCHANDISING -- 2.4%
    Circuit City Stores,
      Inc.                    55,000       3,234,687
    Target Corp.              39,000       2,595,938
    Wal-Mart Stores, Inc.     12,000         664,500
                                        ------------
                                           6,495,125
                                        ------------

  SEMICONDUCTORS -- 2.7%
    Intel Corp.               31,000       3,931,188
    Maxim Integrated
      Products, Inc.*         50,000       3,240,625
                                        ------------
                                           7,171,813
                                        ------------
  TELECOMMUNICATIONS -- 8.0%
    AT&T Corp.                52,000       2,427,750
    Bell Atlantic Corp.       29,700       1,759,725
    Cable & Wireless
      Communications PLC      50,000       2,468,750
    Crown Castle
      International
      Corp.*                  38,500       1,477,438
    EchoStar
      Communications
      Corp. Cl-A*             30,000       1,910,625

                              SHARES           VALUE
----------------------------------------------------
----------------------------------------------------
    Nortel Networks Corp.     30,000    $  3,397,500
    SBC Communications,
      Inc.                    79,372       3,477,485
    U.S. West, Inc.           60,000       4,271,249
                                        ------------
                                          21,190,522
                                        ------------

  UTILITIES -- 2.6%
    Duke Energy Corp.         33,500       1,926,250
    Enron Corp.               37,000       2,578,438
    Northern States Power
      Co.                     59,200       1,291,300
    Unicom Corp.              33,100       1,315,725
                                        ------------
                                           7,111,713
                                        ------------

TOTAL COMMON STOCK
  (Cost $164,609,518)                    189,817,320
                                        ------------

PREFERRED STOCK -- 0.6%
  TELECOMMUNICATIONS
    Cincinnati Bell, Inc.
      Cl-B 12.50%*             1,000       1,030,000
    Global Crossing
      Holdings Ltd.
      10.50% [PIK]             5,000         491,250
                                        ------------
  (Cost $1,596,250)                        1,521,250
                                        ------------
                                 PAR
                               (000)
                               -----
CORPORATE OBLIGATIONS -- 17.2%
  ADVERTISING -- 0.1%
    MDC Corp., Inc.
      10.50%, 12/01/06     $     250         236,250
                                        ------------

  AIRLINES -- 0.2%
    Delta Air Lines, Inc.
      10.375%, 12/15/22          500         555,000
                                        ------------

  BROADCASTING -- 0.4%
    Chancellor Media
      Corp.
      9.00%, 10/01/08            250         254,375
    Chancellor Media
      Corp. L.A. Cl-B
      8.125%, 12/15/07           800         801,000
                                        ------------
                                           1,055,375
                                        ------------

  BUILDING MATERIALS -- 0.3%
    US Home Corp.
      8.875%, 02/15/09           250         253,750
    USG Corp.
      8.50%, 08/01/05            500         504,289
                                        ------------
                                             758,039
                                        ------------

ASMT INVESCO
EQUITY INCOME PORTFOLIO

----------------------------------------------------
                                 PAR
                               (000)           VALUE
----------------------------------------------------
  CABLE
    TELEVISION -- 0.7%
    Charter Communication
      Holdings LLC
      8.625%, 04/01/09     $     500    $    439,375
    Comcast U.K. Cable
      Corp. [STEP]
      7.137%, 11/15/07           750         714,375
    Telewest
      Communications PLC
      [STEP]
      10.926%, 10/01/07          750         708,750
                                        ------------
                                           1,862,500
                                        ------------
  CHEMICALS -- 0.1%
    Equistar Chemicals
      L.P.
      7.55%, 02/15/26            250         199,063
                                        ------------

  COMPUTER SERVICES & SOFTWARE -- 0.7%
    Juniper Networks,
      Inc.
      4.75%, 03/15/07          1,500       1,381,875
    Splitrock Services,
      Inc. Cl-B
      11.75%, 07/15/08           500         532,500
                                        ------------
                                           1,914,375
                                        ------------

  ENTERTAINMENT & LEISURE -- 0.2%
    Park Place
      Entertainment 144A
      9.375%, 02/15/07           500         496,250
    Time Warner
      Entertainment Co.
      7.25%, 09/01/08            100          95,375
                                        ------------
                                             591,625
                                        ------------
  FINANCIAL SERVICES -- 0.2%
    Associates Corp. of
      North America Cl-E
      7.375%, 06/11/07           500         490,159
                                        ------------

  HEALTHCARE SERVICES -- 0.0%
    FHP International
      Corp.
      7.00%, 09/15/03             50          48,813
                                        ------------

  HOTELS & MOTELS -- 0.1%
    Hilton Hotels Corp.
      7.20%, 12/15/09            250         218,125
                                        ------------

  INSURANCE -- 0.3%
    Progressive Corp.
      6.625%, 03/01/29           500         401,875
    The Equitable
      Companies, Inc.
      9.00%, 12/15/04            500         523,125
                                        ------------
                                             925,000
                                        ------------

                                 PAR
                               (000)           VALUE
----------------------------------------------------
----------------------------------------------------

  INTERNET
    SERVICES -- 0.2%
    Call-Net Enterprises,
      Inc. [STEP]
      10.80%, 05/15/09     $     500    $    182,500
    PSINet, Inc. Cl-B
      10.00%, 02/15/05           500         445,000
                                        ------------
                                             627,500
                                        ------------

  MACHINERY & EQUIPMENT -- 0.3%
    NationsRent, Inc.
      10.375%, 12/15/08          500         362,500
    United Rentals, Inc.
      9.25%, 01/15/09            500         453,750
                                        ------------
                                             816,250
                                        ------------

  OIL & GAS -- 1.1%
    Atlantic Richfield
      Co.
      10.875%, 07/15/05          500         573,125
    Canadian Forest Oil
      Ltd.
      8.75%, 09/15/07            500         468,750
    Cliffs Drilling Co.
      Cl-B
      10.25%, 05/15/03           250         251,250
    CMS Panhandle Holding
      Co.
      6.50%, 07/15/09            500         444,375
    Forest Oil Corp.
      10.50%, 01/15/06           500         510,000
    Gulf Canada Resources
      Ltd.
      8.25%, 03/15/17            100          91,500
    Noram Energy Corp.
      [CVT]
      6.00%, 03/15/12            400         332,000
    Ocean Energy, Inc.
      Cl-B
      8.875%, 07/15/07           250         248,125
                                        ------------
                                           2,919,125
                                        ------------

  PAPER & FOREST PRODUCTS -- 0.4%
    Bowater, Inc.
      9.00%, 08/01/09            500         526,875
    Chesapeake Corp.
      7.20%, 03/15/05            500         458,750
                                        ------------
                                             985,625
                                        ------------

  PHARMACEUTICALS -- 0.1%
    McKesson Corp.
      4.50%, 03/01/04            200         171,000
                                        ------------

  TELECOMMUNICATIONS -- 5.0%
    Allegiance Telecom,
      Inc. Cl-B [STEP]
      11.489%, 02/15/08          500         355,000
    AT&T Corp.
      6.00%, 03/15/09            400         357,500
    Centel Capital Corp.
      9.00%, 10/15/19            250         271,250

                                                   AMERICAN SKANDIA MASTER TRUST

----------------------------------------------------
                                 PAR
                               (000)           VALUE
----------------------------------------------------
    East Telecom Group
      PLC
      10.023%, 02/01/07
      [STEP]               $     500    $    463,750
      11.875%, 12/01/08          250         293,750
    Global Crossing
      Holdings Ltd.
      9.625%, 05/15/08           200         197,000
    GTE Corp.
      7.90%, 02/01/27            731         691,709
    Level 3
      Communications,
      Inc.
      11.00%, 03/15/08
      144A                       400         389,000
      8.55%, 12/01/08
      [STEP]                   1,000         575,000
    Lin Television Co.
      8.375%, 03/01/08           250         216,875
    McLeodUSA, Inc.
      10.633%, 03/01/07
      [STEP]                     500         400,000
      9.50%, 11/01/08            250         241,875
    Metromedia Fiber
      Network, Inc. Cl-B
      10.00%, 11/15/08           750         716,250
    MetroNet
      Communications
      Corp. [STEP]
      8.655%, 06/15/08         3,000       2,366,250
    NEXTLINK
      Communications,
      Inc.
      12.50%, 04/15/06           750         787,500
      9.625%, 10/01/07           250         235,000
      11.51%, 04/15/08
      [STEP]                     250         152,500
    Paramount
      Communication
      8.25%, 08/01/22            700         678,125
    Qwest Communications
      International, Inc.
      Cl-B
      7.77%, 02/01/08
      [STEP]                     800         614,000
      7.25%, 11/01/08            250         236,250
    RCN Corp.
      10.125%, 01/15/10          500         447,500
    Renaissance Media
      Group [STEP]
      9.587%, 04/15/08           598         406,640
    Rogers Cantel, Inc.
      9.75%, 06/01/16            500         540,000
    TCI
      Telecommunications,
      Inc.
      7.875%, 02/15/26           500         495,000

                                 PAR
                               (000)           VALUE
----------------------------------------------------
----------------------------------------------------
    TeleCommunications,
      Inc.
      9.80%, 02/01/12      $     500    $    568,750
    US West
      Communications
      5.65%, 11/01/04            650         600,956
                                        ------------
                                          13,297,430
                                        ------------

  UTILITIES -- 6.8%
    Appalachian Power Co.
      8.00%, 06/01/25            500         481,250
    Arizona Public
      Service Co.
      8.00%, 02/01/25          1,000         952,500
    Cleveland Electric
      Illuminating Co.
      7.43%, 11/01/09            250         236,250
      9.00%, 07/01/23            250         252,188
    Cleveland Electric
      Illuminating Co.
      Cl-D
      7.88%, 11/01/17            500         471,875
    Commonwealth Edison
      Co.
      8.00%, 05/15/08            400         400,500
      8.375%, 02/15/23           828         820,755
    Consumers Energy Co.
      7.375%, 09/15/23           500         450,000
    Duquesne Light Co.
      7.55%, 06/15/25          1,000         915,000
    El Paso Electric Co.
      8.90%, 02/01/06          1,000       1,026,249
    El Paso Electric Co.
      Cl-C
      8.25%, 02/01/03            200         200,500
    Gulf Power Co.
      6.875%, 01/01/26           500         428,750
    Gulf States Utilities
      8.70%, 04/01/24            250         244,688
    Indiana Michigan
      Power
      8.50%, 12/15/22          1,000         988,749
    Jersey Central Power
      & Light Co.
      7.98%, 02/16/23            500         483,125
      7.50%, 05/01/23            500         463,750
    Kentucky Utility
      Energy Corp.
      7.55%, 06/01/25            500         465,000
    Metropolitan Edison
      Co. Cl-B
      8.15%, 01/30/23             75          72,764
    New York State
      Electric & Gas
      Corp.
      8.30%, 12/15/22            200         196,750

ASMT INVESCO
EQUITY INCOME PORTFOLIO

----------------------------------------------------
                                 PAR
                               (000)           VALUE
----------------------------------------------------
    Niagra Mohawk Power
      Corp.
      8.50%, 07/01/23      $     124    $    122,605
      8.50%, 07/01/23            500         491,875
    Niagara Mohawk Power
      Corp. Cl-H
      7.529%, 07/01/10
      [STEP]                   1,000         767,500
    Potomac Electric
      Power
      8.50%, 05/15/27          1,000         973,750
    Potomic Edison Co.
      8.00%, 06/01/24            500         471,875
      7.75%, 05/01/25            650         602,063
    Public Service Co. of
      New Mexico Cl-A
      7.10%, 08/01/05            750         719,063
    Public Service
      Electric & Gas Co.
      6.375%, 05/01/08           500         456,250
    Public Service of
      Colorado
      9.875%, 07/01/20           500         523,750
    Texas Utilities
      8.50%, 08/01/24            500         496,875
      7.375%, 10/01/25           500         450,625
    Union Electric Co.
      8.75%, 12/01/21            750         752,813
      8.25%, 10/15/22          1,000         980,756
    Western Massachusetts
      Electric Co. Cl-V
      7.75%, 12/01/02            120         118,481
    Wisconsin Electric &
      Power
      8.375%, 12/02/26         1,000         974,999
                                        ------------
                                          18,453,923
                                        ------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $49,311,731)                      46,125,177
                                        ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.5%
    Federal Home Loan
      Mortgage Corp.
      6.50%, 02/01/30
  (Cost $1,394,429)            1,497       1,398,232
                                        ------------
U.S. TREASURY OBLIGATIONS -- 3.0%
    U.S. Treasury Notes
      5.875%, 11/15/04         3,000       2,921,493
      5.625%, 05/15/08         4,750       4,518,441
      6.00%, 08/15/09            500         489,171
                                        ------------
  (Cost $8,327,711)                        7,929,105
                                        ------------

                                 PAR
                               (000)           VALUE
----------------------------------------------------
----------------------------------------------------
SOVEREIGN ISSUES -- 0.4%
    Resolution Funding
      Corp. [ZCB]
      6.58%, 04/15/09
  (Cost $1,119,432)        $   2,000    $  1,095,066
                                        ------------
COMMERCIAL PAPER -- 4.5%
    American Express
      Credit Co.
      6.02%, 05/05/00          7,000       7,000,000
    Heller Financial,
      Inc.
      6.06%, 05/01/00          5,000       5,000,000
                                        ------------
  (Cost $12,000,000)                      12,000,000
                                        ------------
                              SHARES
                              ------
SHORT-TERM INVESTMENTS -- 4.4%
    Temporary Investment
      Cash Fund            5,958,070       5,958,070
    Temporary Investment
      Fund                 5,958,069       5,958,069
                                        ------------
  (Cost $11,916,139)                      11,916,139
                                        ------------
TOTAL INVESTMENTS -- 101.3%
  (Cost $250,275,210)                    271,802,289
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.3%)                        (3,396,218)
                                        ------------
NET ASSETS -- 100.0%                    $268,406,071
                                        ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
* Non-income producing security.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 0.3% of net assets.

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT PIMCO
TOTAL RETURN BOND PORTFOLIO

-----------------------------------------------------
                                 PAR
                               (000)            VALUE
-----------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 33.2%
    Federal Home Loan
      Mortgage Corp.
      6.30%, 06/01/04       $  3,000     $  2,886,354
      6.50%, 08/15/23-
         12/15/23              4,461        4,328,782
                                         ------------
                                            7,215,136
                                         ------------

    Federal National
      Mortgage Assoc.
      6.023%, 01/01/28
      [VR]                       227          220,793
      6.50%, 05/18/23          2,112        2,064,758
      7.00%, 02/15/27          3,742        3,254,717
      8.50%, 08/01/24-
         12/01/25                763          776,738
                                         ------------
                                            6,317,006
                                         ------------

    Government National
      Mortgage Assoc.
      6.50%, 05/22/30         22,400       20,982,529
      6.875%, 02/01/40-
         02/04/40              5,000        4,875,529
      7.00%, 11/15/27-
         05/22/30              5,160        4,951,156
      7.50%, 05/22/30         12,200       11,989,025
                                         ------------
                                           42,798,239
                                         ------------

    Student Loan Marketing
      Assoc.
      5.349%, 07/25/04
      [FRB]                      947          941,808
                                         ------------
  (Cost $58,724,324)                       57,272,189
                                         ------------
U.S. TREASURY OBLIGATIONS -- 11.2%
    U.S. Treasury Bonds
      11.25%, 02/15/15           100          146,534
      8.75%, 08/15/20          1,300        1,665,286
      8.00%, 11/15/21            400          481,690
      6.00%, 02/15/26            400          389,724
                                         ------------
                                            2,683,234
                                         ------------

    U.S. Treasury
      Inflationary Bonds
      3.625%, 07/15/02-
         01/15/08              4,409        4,633,046
      3.375%, 01/15/07         5,000        5,158,328
      3.875%, 01/15/09-
         04/15/29              1,803        1,854,266
                                         ------------
                                           11,645,640
                                         ------------

    U.S. Treasury Strips
      5.125%, 08/31/00#          565          563,058
      6.762%, 05/15/20         1,100          326,134
      6.054%, 11/15/21        15,300        4,185,177
                                         ------------
                                            5,074,369
                                         ------------
  (Cost $19,287,973)                       19,403,243
                                         ------------

                                 PAR
                               (000)            VALUE
-----------------------------------------------------
-----------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS -- 20.1%
    Brazo 1998-A Cl-A2
      [FRB]
      6.77%, 06/01/23       $  5,000     $  4,948,874
    Centre Series 1999
      144A
      6.715%, 02/01/09         2,962        2,772,548
    Chase Mortgage Finance
      Corp. 1995-A Cl-A
      6.204%, 04/25/25         1,847        1,869,085
    Chase Series 1999-S8
      Cl-A1
      6.35%, 06/25/29          5,000        4,857,225
    Countrywide Home Loans
      Series 1998-18
      Cl-2A3
      6.75%, 11/25/28          1,000          874,709
    Federal Housing
      Authority
      6.68%, 01/01/09            854          797,580
    First Plus Home Loan
      Trust Series 1998-5
      Cl-A3 [VR]
      6.06%, 09/10/11            658          656,805
    GE Capital Mortgage
      Services, Inc.
      Series 1999-11 Cl-Y2
      6.00%, 05/25/29          3,100        2,989,563
    Green Tree Financial
      Corp. 1999 Cl-A5
      7.86%, 04/01/31          1,400        1,358,623
    Morgan Stanley Capital
      Corp. Series 1997-H
      144A
      6.86%, 05/15/06          2,375        2,324,276
    Norwest Asset
      Securities Corp.
      Series 1999-18,
      Cl-A2
      6.00%, 07/25/29          5,200        4,789,330
    Norwest Asset
      Securities Corp.
      Series 1999-25,
      Cl-A4
      6.50%, 10/25/29          1,988        1,774,347
    PNC Mortgage
      Securities Corp.
      Series 1998-10,
      Cl-1A6
      6.50%, 10/25/28          2,000        1,802,222
    Prudential Securities
      Secured Financing
      Co. Series 1999-C2,
      Cl-A1
      6.955%, 06/15/08         2,883        2,800,019
                                         ------------
  (Cost $35,728,314)                       34,615,206
                                         ------------

ASMT PIMCO
TOTAL RETURN BOND PORTFOLIO

-----------------------------------------------------
                                 PAR
                               (000)            VALUE
-----------------------------------------------------
CORPORATE OBLIGATIONS -- 44.1%
  AEROSPACE -- 1.1%
    Lockheed Martin Corp.
      6.85%, 05/15/01       $  2,000     $  1,977,500
                                         ------------

  AIRLINES -- 1.6%
    Continental Airlines,
      Inc.
      6.954%, 02/02/11         2,898        2,751,991
                                         ------------

  AUTOMOTIVE PARTS -- 2.7%
    TRW, Inc.
      6.625%, 06/01/04         5,000        4,712,500
                                         ------------

  CONGLOMERATES -- 0.6%
    Philip Morris
      Companies, Inc.
      7.625%, 05/15/02         1,000          972,541
                                         ------------

  CONSUMER PRODUCTS & SERVICES -- 1.2%
    Sears Roebuck
      Acceptance Corp.
      Cl-2
      6.86%, 08/06/01          2,000        1,985,000
                                         ------------

  ENVIRONMENTAL SERVICES -- 2.6%
    Waste Management, Inc.
      6.50%, 05/14/04          5,000        4,460,000
                                         ------------

  FINANCIAL -- BANK & TRUST -- 5.6%
    Banco Latinamericano
      SA 144A
      7.639%, 12/10/01         3,000        2,978,850
    Bankers Trust Corp.
      [FRN]
      6.14%, 01/30/02          1,000        1,000,276
    PNC Bank Corp. NA
      5.948%, 08/15/02         2,800        2,800,860
    Popular North America,
      Inc. Cl-D
      6.625%, 01/15/04         3,000        2,855,214
                                         ------------
                                            9,635,200
                                         ------------

  FINANCIAL SERVICES -- 20.9%
    Bear Stearns Co.
      6.596%, 03/28/03         1,000          997,847
      6.566%, 03/18/05
      [VR]                       500          500,480
    Beneficial Corp. Cl-H
      [FRN]
      6.28%, 01/09/02            500          500,222
    Caterpillar Financial
      Services Corp., Inc.
      6.30%, 02/11/02
      [FRN]                      500          500,304
      6.875%, 08/01/04         4,000        3,875,000

                                 PAR
                               (000)            VALUE
-----------------------------------------------------
-----------------------------------------------------
    Cincinnati Financial
      Corp.
      6.90%, 05/15/28       $  4,700     $  4,118,375
    DTE Capital Corp. [VR]
      144A
      7.11%, 11/15/03          3,000        2,872,500
    Ford Motor Credit Co.
      6.249%, 09/03/01
      [FRN]                    1,000        1,000,065
      6.70%, 07/16/04          2,000        1,925,000
    GMAC [FRN]
      6.165%, 04/29/02         2,800        2,795,061
    Goldman Sachs Group
      Cl-A [FRN] 144A
      6.39%, 12/07/01          2,000        2,004,802
    John Deere Capital
      Corp. [FRN]
      6.461%, 04/21/03         3,100        3,100,000
    Lehman Brothers
      Holdings, Inc. [FRN]
      6.758%, 05/01/00           800          800,838
      6.421%, 09/03/02         1,800        1,784,203
    Merrill Lynch & Co.,
      Inc. [FRN]
      6.73%, 01/11/02          2,000        2,004,796
    Morgan Stanley, Dean
      Witter & Co. [FRN]
      6.327%, 03/11/03         1,000          997,293
    New England
      Educational Loan
      Marketing Assoc.
      Cl-B [FRN] 144A
      6.31%, 06/11/01          1,000          999,549
    Pemex Finance Ltd.
      9.69%, 08/15/09          5,000        5,421,499
                                         ------------
                                           36,197,834
                                         ------------

  HEALTHCARE SERVICES -- 2.3%
    Columbia HCA
      Healthcare Corp.
      6.63%, 07/15/45          4,275        4,023,844
                                         ------------

  INSURANCE -- 0.9%
    Gold Eagle Capital
      144A
      11.453%, 07/17/00        1,500        1,592,550
                                         ------------

  TELECOMMUNICATIONS -- 1.7%
    Cable & Wireless
      Communications PLC
      6.75%, 12/01/08          2,000        1,977,500
    MCI WorldCom, Inc.
      6.125%, 08/15/01         1,000          986,250
                                         ------------
                                            2,963,750
                                         ------------

                                                   AMERICAN SKANDIA MASTER TRUST

-----------------------------------------------------
                                 PAR
                               (000)            VALUE
-----------------------------------------------------
UTILITIES -- 2.9%
    Alliant Energy
      Resources 144A
      7.25%, 02/15/30       $     10     $      7,450
    Edison Mission Energy
      144A [FRN]
      6.82%, 06/15/01          3,000        2,999,247
    Philippine Long
      Distance Telephone
      10.50%, 04/15/09         2,000        1,915,000
                                         ------------
                                            4,921,697
                                         ------------

TOTAL CORPORATE
  OBLIGATIONS
  (Cost $77,503,597)                       76,194,407
                                         ------------
                            PRINCIPAL
                             IN LOCAL
                             CURRENCY
                                (000)
                            ---------
FOREIGN BONDS -- 3.1%
  NEW ZEALAND -- 0.3%
    International Bank
      Reconstruction &
      Development
      7.25%, 05/27/03            200           96,461
    New Zealand Government
      10.00%, 03/15/02           600          306,980
      5.50%, 04/15/03            400          186,702
                                         ------------
                                              590,143
                                         ------------
  UNITED KINGDOM -- 2.8%
    United Mexican States
      8.75%, 05/30/02          3,000        4,719,909
                                         ------------

TOTAL FOREIGN BONDS
  (Cost $5,252,548)                         5,310,052
                                         ------------
                                  PAR
                                (000)
                                -----
SOVEREIGN ISSUES -- 1.3%
  ARGENTINA -- 0.5%
    Republic of Argentina
      [FRB, BRB]++
      11.595%, 04/10/05     $  1,000          938,751
                                         ------------

  BRAZIL -- 0.3%
    Republic of Brazil
      7.00%, 07/03/00            443          442,534
                                         ------------

  PHILIPPINES -- 0.5%
    Republic of
      Philippines
      9.50%, 10/21/24            859          823,566
                                         ------------

TOTAL SOVEREIGN ISSUES
  (Cost $2,233,066)                         2,204,851
                                         ------------

                                 PAR
                               (000)            VALUE
-----------------------------------------------------
-----------------------------------------------------
COMMERCIAL PAPER -- 5.9%
    Deutsche Bank, Inc.
      6.24%, 06/26/00       $  1,400     $  1,385,925
    DuPont, (E.I.) de
      Nemours & Co.
      6.03%, 06/07/00          4,300        4,271,911
    General Electric
      Capital Corp.
      6.17%, 07/18/00          2,100        2,070,847
    Monsanto Co.
      6.05%, 06/14/00          2,100        2,083,495
    Procter & Gamble Co.
      6.08%, 06/02/00            400          397,795
                                         ------------
  (Cost $10,213,998)                       10,209,973
                                         ------------

CERTIFICATES OF DEPOSIT -- 0.6%
    Mexico Credit Link
      11.818%, 02/22/02
  (Cost $1,000,000)            1,000          994,900
                                         ------------
                               SHARES
                               ------
SHORT-TERM INVESTMENTS -- 1.2%
    Temporary Investment
      Cash Fund             1,021,826       1,021,826
    Temporary Investment
      Fund                  1,021,825       1,021,825
                                         ------------
  (Cost $2,043,651)                         2,043,651
                                         ------------
TOTAL INVESTMENTS --120.7%
  (Cost $211,987,471)                     208,248,472
                                         ------------
                            NUMBER OF
                            CONTRACTS
                            ---------
WRITTEN OPTIONS -- (0.1)%
  CALL OPTIONS -- 0.0%
    10 Year June U.S.
      Treasury Note
      Futures, Strike
      Price 98, Expires
      05/19/00                   (11)          (2,750)
    10 Year June U.S.
      Treasury Note
      Futures, Strike
      Price 99, Expires
      05/19/00                   (12)            (938)
    30 Year June U.S.
      Treasury Bond
      Futures, Strike
      Price 100, Expires
      05/19/00                   (44)          (2,062)
    30 Year June U.S.
      Treasury Bond
      Futures, Strike
      Price 98, Expires
      05/19/00                    (2)            (626)
    March 2001 Eurodollar
      Futures, Strike
      Price 93.25, Expires
      03/19/01                    (9)          (2,362)
                                         ------------
                                               (8,738)
                                         ------------

ASMT PIMCO
TOTAL RETURN BOND PORTFOLIO

-----------------------------------------------------
                            NUMBER OF
                            CONTRACTS           VALUE
-----------------------------------------------------
PUT OPTIONS -- (0.1)%
    10 Year June U.S.
      Treasury Note
      Futures, Strike
      Price 95, Expires
      05/19/00                   (11)    $     (1,375)
    10 Year June U.S.
      Treasury Note
      Futures, Strike
      Price 96, Expires
      05/19/00                   (12)          (3,562)
    5 Year June U.S.
      Treasury Note
      Futures, Strike
      Price 96, Expires
      05/19/00                   (62)          (3,875)
    December Eurodollar
      Futures, Strike
      Price 93.5, Expires
      12/18/00                   (94)        (191,525)
    March 2001 Eurodollar
      Futures, Strike
      Price 92.75, Expires
      03/19/01                    (9)          (7,875)
                                         ------------
                                             (208,212)
                                         ------------
TOTAL WRITTEN OPTIONS
  (Cost $(171,612))                          (216,950)
                                         ------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (20.6%)                 (35,481,927)
                                         ------------
NET ASSETS -- 100.0%                     $172,549,595
                                         ============

Foreign currency exchange contracts outstanding at April 30, 2000:

SETTLEMENT          CONTRACTS TO    IN EXCHANGE   CONTRACTS     UNREALIZED
MONTH        TYPE      DELIVER          FOR        AT VALUE    APPRECIATION
---------------------------------------------------------------------------
05/00        Sell   GBP 3,060,000   $4,881,434    $4,786,635     $94,799
                                    ==========    ==========     =======

# Securities with an aggregate market value of $523,031 have been segregated with the custodian to cover margin requirements for the following open futures contracts at April 30, 2000:

                                              NOTIONAL     UNREALIZED
                            EXPIRATION         AMOUNT     APPRECIATION
       DESCRIPTION            MONTH            (000)     (DEPRECIATION)
-----------------------------------------------------------------------
U.S. Treasury 30 Year Bond    06/00            $5,800       $ 50,125
U.S. Treasury 10 Year Note    06/00             4,000        (26,250)
Euro Dollar                   03/01      EUR   14,250        (39,800)
                                                            --------
                                                            $(15,925)
                                                            ========

Credit default swap agreements outstanding at April 30, 2000.

                                               NOTIONAL
                                  EXPIRATION    AMOUNT     UNREALIZED
          DESCRIPTION               MONTH       (000)     DEPRECIATION
----------------------------------------------------------------------
Credit default on Republic of
 Argentina Bonds
   6.15%                            03/01        $300       $15,993
   5.70%                            03/01         200         9,255
                                                            -------
                                                            $25,248
                                                            =======

Interest rate swap agreements outstanding at April 30, 2000:

                           FIXED                 NOTIONAL
                           SPREAD   EXPIRATION    AMOUNT     UNREALIZED
       DESCRIPTION          (%)       MONTH       (000)     APPRECIATION
------------------------------------------------------------------------
Receive the 30-year Swap
 Spread and pay a fixed
 spread. The 30-year Swap
 Spread is the difference
 between the 30-year Swap
 Rate and the 30-year
 Treasury Rate.             1.15      08/00        $100       $ 1,000
                                                              =======

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At the end of the period, these securities amounted to 10.8% of net assets.

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

ASMT JPM
MONEY MARKET PORTFOLIO

----------------------------------------------------
                                 PAR
                               (000)           VALUE
----------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.3%
    Federal Home Loan Bank
      [FRN]
      6.13%, 07/05/00
  (Cost $4,998,534)          $ 5,000    $  4,998,534
                                        ------------

CERTIFICATES OF DEPOSIT -- 28.1%
    Abbey National Treasury
      5.22%, 05/11/00          1,500       1,499,980
      6.45%, 01/08/01          4,000       3,998,687
      6.47%, 01/10/01          2,000       1,999,338
    Bayerische Landesbank
      NY
      5.929%, 05/15/00
      [FRN]                    1,500       1,499,206
      5.875%, 08/04/00         1,000         999,925
      6.11%, 10/02/00          3,000       2,997,788
    Commerzbank AG NY
      6.10%, 05/26/00          3,000       2,999,420
      6.049%, 05/28/00         5,000       4,997,969
    Credit Commercial de
      Belgium
      6.70%, 02/26/01          4,000       3,998,435
    Deutsche Bank
      6.035%, 05/16/00
      [FRN]                    3,000       2,998,833
      6.19%, 12/01/00          5,500       5,497,849
    Dresdner Bank NY [FRN]
      6.059%, 05/28/00         5,000       4,998,219
    Rabobank Nederland NV
      6.66%, 03/09/01          1,000         999,594
    Suntrust Bank Atlanta
      6.24%, 07/06/00          3,000       3,000,000
    Suntrust Banks, Inc.
      5.98%, 05/12/00          7,000       7,000,000
    Union Bank of
      Switzerland
      6.235%, 12/04/00         5,000       4,997,876
      6.39%, 12/21/00          2,500       2,499,237
    Westdeutsche Landesbank
      NY [FRN]
      6.07%, 05/25/00          3,000       2,998,607
                                        ------------
  (Cost $59,980,963)                      59,980,963
                                        ------------

CORPORATE OBLIGATIONS -- 43.5%
  FINANCIAL -- BANK & TRUST -- 24.1%
    American Express
      Centurion [FRN]
      6.00%, 07/12/00          1,000         999,242
    Bank of America [FRN]
      6.17%, 05/03/00          5,000       5,000,000
    Bank of Austria [FRN]
      6.04%, 05/16/00          8,000       7,996,886
    Bank of Scotland [FRN]
      6.079%, 05/08/00        10,000       9,999,588
    Citigroup, Inc. [FRN]
      6.096%, 05/04/00         5,000       5,000,000

                                 PAR
                               (000)           VALUE
----------------------------------------------------
----------------------------------------------------
    Comerica Bank [FRN]
      5.911%, 05/15/00       $ 4,000    $  3,998,222
    First Union National
      Bank [FRN]
      6.18%, 06/16/00++        3,000       2,999,657
    Fleet Financial Group
      [FRN]
      6.343%, 07/13/00         1,500       1,497,777
    National City Bank
      6.102%, 05/04/00         5,000       5,000,000
    NationsBank Texas Corp.
      6.75%, 08/15/00          1,000       1,002,082
    PNC Bank Corp. [FRN]
      5.939%, 07/12/00++       3,000       2,999,711
    SouthTrust Bank NA
      [FRN]
      6.10%, 05/24/00++        5,000       4,998,350
                                        ------------
                                          51,491,515
                                        ------------

  FINANCIAL SERVICES -- 12.1%
    AT&T Capital Corp.
      6.20%, 07/10/00          3,000       3,005,357
    Caterpillar Financial
      Services Corp.
      6.15%, 09/15/00          3,500       3,500,816
    CIT Group, Inc.
      6.25%, 05/01/00          3,500       3,473,677
      6.10%, 05/15/00          3,000       2,997,909
      6.16%, 01/19/01          3,000       2,998,633
    General Electric
      Capital Corp.
      6.221%, 07/07/00         5,000       5,000,000
    US Bank NA Minnesota
      [FRN]
      6.17%, 05/04/00          5,000       4,997,996
                                        ------------
                                          25,974,388
                                        ------------

  INDUSTRIAL -- 6.1%
    Diageo Capital PLC
      [FRN]
      6.105%, 05/24/00         5,000       4,998,995
    Ford Motor Credit Co.
      [FRN]
      6.27%, 06/30/00          5,000       5,000,663
    General Motors
      Acceptance Corp.
      [FRN]
      6.37%, 06/30/00          3,000       3,003,981
                                        ------------
                                          13,003,639
                                        ------------

TELECOMMUNICATIONS -- 1.2%
    AT&T Corp. [FRN]
      6.24%, 07/13/00++        2,500       2,499,801
                                        ------------

TOTAL CORPORATE OBLIGATIONS
  (Cost $92,969,343)                      92,969,343
                                        ------------

ASMT JPM
MONEY MARKET PORTFOLIO

----------------------------------------------------
                                 PAR
                               (000)           VALUE
----------------------------------------------------
SOVEREIGN ISSUES -- 7.9%
    Province of Manitoba
      9.50%, 10/01/00        $ 5,000    $  5,054,750
    Quebec Province
      5.93%, 06/15/00         12,000      11,911,050
                                        ------------
  (Cost $16,965,800)                      16,965,800
                                        ------------

COMMERCIAL PAPER -- 19.8%
  FINANCIAL SERVICES -- 10.0%
    Dexia Finance+
      6.13%, 06/30/00          7,000       6,928,483
    General Electric
      Capital Corp.
      6.17%, 05/22/00          7,562       7,562,000
    Morgan Stanley, Dean
      Witter Co.
      6.17%, 05/22/00          7,000       6,974,806
                                        ------------
                                          21,465,289
                                        ------------

  INDUSTRIAL -- 4.7%
    Ford Motor Credit Co.
      6.01%, 05/18/00          5,000       4,985,810
    General Motors
      Acceptance Corp.
      6.06%, 06/02/00          5,000       4,973,067
                                        ------------
                                           9,958,877
                                        ------------

  TELECOMMUNICATIONS -- 5.1%
    AT&T Corp.
      5.399%, 05/08/00         7,000       6,998,841
    Bell South
      Telecommunications,
      Inc.
      6.00%, 05/25/00          4,000       3,984,000
                                        ------------
                                          10,982,841
                                        ------------

TOTAL COMMERCIAL PAPER
  (Cost $42,407,007)                      42,407,007
                                        ------------
TOTAL INVESTMENTS -- 101.6%
  (Cost $217,321,647)                    217,321,647
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.6%)                        (3,351,189)
                                        ------------
NET ASSETS -- 100.0%                    $213,970,458
                                        ============

-------------------------------------------------------
Definitions of abbreviations are included following the Schedules of Investments.
 + Security is restricted as to resale and may not be resold except to qualified institutional buyers. At the end of the period, this security amounted to 3.2% of net assets.
++ Maturity date reflects the next interest rate change date.

See Notes to Financial Statements.
DEFINITION OF ABBREVIATIONS
                         -------------------------------------------------------
THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULES OF INVESTMENTS:

SECURITY DESCRIPTIONS:

ADR   --   American Depositary Receipt
BRB   --   Brady Bond
CVT   --   Convertible Security
FDR   --   Federal Depositary Receipt
FRB   --   Floating Rate Bond(1)
FRN   --   Floating Rate Note(1)
GDR   --   Global Depositary Receipt
PIK   --   Payment in Kind Security
REIT  --   Real Estate Investment Trust
STEP  --   Stepped Coupon Bond(2)
VR    --   Variable Rate Bond(1)
ZCB   --   Zero Coupon Bond(2)
COUNTRIES/CURRENCIES:
DEM   --   Germany/German Deutschemark
EUR   --   Europe/Euro Currency
GBP   --   United Kingdom/British Pound

-------------------------------------------------------
(1) Rates shown for variable and floating rate securities are the coupon rates as of April 30, 2000.
(2) Rates shown are the effective yields at purchase date.

                      (This page intentionally left blank)

APRIL 30, 2000

(UNAUDITED)
STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                   ASMT             ASMT            ASMT           ASMT           ASMT
                               T. ROWE PRICE       JANUS          INVESCO         TOTAL           JPM
                               INTERNATIONAL      CAPITAL          EQUITY         RETURN         MONEY
                                  EQUITY           GROWTH          INCOME          BOND          MARKET
                                 PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
                               ------------     -------------   ------------   ------------    -----------
                                -----------     -------------   ------------   ------------    -----------
ASSETS:
  Investments in Securities
    at Value (A)                $65,939,556    $2,474,772,779   $271,802,289   $208,248,472   $217,321,647
  Collateral Received for
    Securities Lent                      --       501,213,967     38,528,988             --             --
  Cash                            6,093,330            55,504             --        834,410            722
  Foreign Currency (B)               80,850                --             --        161,356             --
  Receivable for:
    Securities Sold                     501                --      2,327,770      7,412,591             --
    Dividends and Interest          170,907            96,581      1,493,228      2,516,198      1,043,920
    Contributions by Feeder
       Fund                         477,492        11,467,320        916,893        669,026        792,451
  Unrealized Appreciation on
    Foreign Currency Exchange
    Contracts                            --                --             --         94,799             --
  Unrealized Appreciation on
    Swap Agreements                      --                --             --          1,000             --
  Deferred Organization Costs        10,994            10,994         11,118         11,118         11,138
                                -----------    --------------   ------------   ------------   ------------
       Total Assets              72,773,630     2,987,617,145    315,080,286    219,948,970    219,169,878
                                -----------    --------------   ------------   ------------   ------------
LIABILITIES:
  Cash Overdraft                         --                --      4,155,620             --             --
  Written Options
    Outstanding, at Value                --                --             --        216,950             --
  Unrealized Depreciation on
    Foreign Currency Exchange
    Contracts                        18,382                --             --             --             --
  Unrealized Depreciation on
    Swap Agreements                      --                --             --         25,248             --
  Payable upon Return of
    Securities Lent                      --       501,213,967     38,528,988             --             --
  Payable to Investment
    Manager                          83,606         1,929,656        162,653         92,723         79,298
  Payable for:
    Securities Purchased          1,084,812        52,752,442      3,646,819     46,767,747      5,095,653
    Withdrawals by Feeder
       Funds                        122,441         1,165,854        102,834        158,068             --
    Futures Variation Margin             --                --             --         92,187             --
    Accrued Expenses and
       Other Liabilities             91,303           176,220         77,301         46,452         24,469
                                -----------    --------------   ------------   ------------   ------------
       Total Liabilities          1,400,544       557,238,139     46,674,215     47,399,375      5,199,420
                                -----------    --------------   ------------   ------------   ------------
NET ASSETS                      $71,373,086    $2,430,379,006   $268,406,071   $172,549,595   $213,970,458
                                ===========    ==============   ============   ============   ============
(A) Investments at Cost         $56,941,594    $1,936,850,904   $250,275,210   $211,815,859   $217,321,647
                                ===========    ==============   ============   ============   ============
(B) Foreign Currency at Cost    $    81,089    $           --   $         --   $    170,531   $         --
                                ===========    ==============   ============   ============   ============

                                                   AMERICAN SKANDIA MASTER TRUST

FOR THE SIX MONTHS ENDED APRIL 30, 2000

(UNAUDITED)
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                             ASMT            ASMT          ASMT           ASMT          ASMT
                                         T. ROWE PRICE      JANUS         INVESCO        TOTAL          JPM
                                         INTERNATIONAL     CAPITAL        EQUITY         RETURN        MONEY
                                            EQUITY          GROWTH        INCOME          BOND         MARKET
                                           PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                         -----------     ------------   -----------   -----------    ----------
                                         ------------    ------------   -----------   -----------    ----------
INVESTMENT INCOME:
  Interest                                $  140,568     $  9,797,806   $ 2,258,793   $ 6,223,871    $5,779,980
  Dividends                                  249,391        1,673,890     1,275,121            --            --
  Foreign Taxes Withheld                     (40,690)         (13,511)      (64,124)       (1,970)          (20)
                                          ----------     ------------   -----------   -----------    ----------
       Total Investment Income               349,269       11,458,185     3,469,790     6,221,901     5,779,960
                                          ----------     ------------   -----------   -----------    ----------
EXPENSES:
  Advisory Fees                              270,374       10,015,211       886,057       570,721       530,614
  Shareholder Servicing Fees                   3,000            3,000         3,000         3,000         3,000
  Administration and Accounting Fees          21,598          258,517       106,380        89,677        56,000
  Custodian Fees                              31,093           99,768        18,656        24,200        15,487
  Distribution Fees                            4,794           44,179        51,281            --            --
  Audit and Legal Fees                           698           25,978         3,130         2,347         2,838
  Organization Costs                           2,595            2,596         2,590         2,589         2,586
  Trustees' Fees                                 547           20,369         2,453         1,838         2,225
  Miscellaneous Expenses                      15,107           22,989         6,793         5,271         4,130
                                          ----------     ------------   -----------   -----------    ----------
       Total Expenses                        349,806       10,492,607     1,080,340       699,643       616,880
       Less: Fees Paid Indirectly             (4,794)         (44,179)      (51,281)           --            --
                                          ----------     ------------   -----------   -----------    ----------
       Net Expenses                          345,012       10,448,428     1,029,059       699,643       616,880
                                          ----------     ------------   -----------   -----------    ----------
Net Investment Income (Loss)                   4,257        1,009,757     2,440,731     5,522,258     5,163,080
                                          ----------     ------------   -----------   -----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Net Realized Gain (Loss) on:
    Securities                            $ (249,244)    $(36,167,187)  $   666,621   $  (993,017)   $    1,331
    Futures Contracts                             --               --            --      (193,510)           --
    Written Options Contracts                     --               --            --       205,941            --
    Swap Agreements                               --               --            --       (30,301)           --
    Foreign Currency Transactions            (87,094)           2,509            --       230,231            --
                                          ----------     ------------   -----------   -----------    ----------
  Net Realized Gain (Loss)                  (336,338)     (36,164,678)      666,621      (780,656)        1,331
                                          ----------     ------------   -----------   -----------    ----------
  Net Change in Unrealized Appreciation
    (Depreciation) on:
    Securities                             4,793,379      282,241,606     8,001,385      (647,248)           --
    Futures Contracts                             --               --            --       (55,557)           --
    Written Options Contracts                     --               --            --      (172,298)           --
    Swap Agreements                               --               --            --       (12,725)           --
    Translation of Assets and
       Liabilities Denominated in
       Foreign Currencies                     (1,623)              (9)           --           241            --
                                          ----------     ------------   -----------   -----------    ----------
  Net Change in Unrealized Appreciation
    (Depreciation)                         4,791,756      282,241,597     8,001,385      (887,587)           --
                                          ----------     ------------   -----------   -----------    ----------
  Net Gain (Loss) on Investments           4,455,418      246,076,919     8,668,006    (1,668,243)        1,331
                                          ----------     ------------   -----------   -----------    ----------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations             $4,459,675     $247,086,676   $11,108,737   $ 3,854,015    $5,164,411
                                          ==========     ============   ===========   ===========    ==========

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                          ASMT                             ASMT
                                                                      T. ROWE PRICE                        JANUS
                                                                  INTERNATIONAL EQUITY                CAPITAL GROWTH
                                                                        PORTFOLIO                        PORTFOLIO
                                                              -----------------------------   -------------------------------
                                                                SIX MONTHS                      SIX MONTHS
                                                                  ENDED         YEAR ENDED        ENDED          YEAR ENDED
                                                              APRIL 30, 2000   OCTOBER 31,    APRIL 30, 2000    OCTOBER 31,
                                                               (UNAUDITED)         1999        (UNAUDITED)          1999
                                                              --------------   ------------   --------------   --------------
FROM OPERATIONS:
  Net Investment Income (Loss)                                 $      4,257    $     47,233   $    1,009,757   $      827,438
  Net Realized Gain (Loss) on Investments                          (336,338)       (426,619)     (36,164,678)     (53,595,339)
  Net Change in Unrealized Appreciation (Depreciation) on
    Investments                                                   4,791,756       4,321,537      282,241,597      239,637,126
                                                               ------------    ------------   --------------   --------------
Net Increase (Decrease) in Net Assets Resulting from
  Operations                                                      4,459,675       3,942,151      247,086,676      186,869,225
                                                               ------------    ------------   --------------   --------------
CAPITAL TRANSACTIONS:
  Contributions by Feeder Funds                                  40,894,159      31,129,167    1,635,490,289    1,150,697,636
  Withdrawals by Feeder Funds                                   (10,560,224)    (13,512,625)    (776,480,621)    (167,522,691)
                                                               ------------    ------------   --------------   --------------
Net Increase in Net Assets from Capital Transactions             30,333,935      17,616,542      859,009,668      983,174,945
                                                               ------------    ------------   --------------   --------------
      Total Increase in Net Assets                               34,793,610      21,558,693    1,106,096,344    1,170,044,170
NET ASSETS:
  Beginning of Period                                            36,579,476      15,020,783    1,324,282,662      154,238,492
                                                               ------------    ------------   --------------   --------------
  End of Period                                                $ 71,373,086    $ 36,579,476   $2,430,379,006   $1,324,282,662
                                                               ============    ============   ==============   ==============

--------------------------------------------------------------------------------

                                                   AMERICAN SKANDIA MASTER TRUST

                                              ASMT                                                             ASMT
                                             INVESCO                          ASMT                              JPM
                                          EQUITY INCOME                 TOTAL RETURN BOND                  MONEY MARKET
                                            PORTFOLIO                       PORTFOLIO                        PORTFOLIO
                                  -----------------------------   -----------------------------   -------------------------------
                                    SIX MONTHS                      SIX MONTHS                      SIX MONTHS
                                      ENDED         YEAR ENDED        ENDED         YEAR ENDED         ENDED         YEAR ENDED
                                  APRIL 30, 2000   OCTOBER 31,    APRIL 30, 2000   OCTOBER 31,    APRIL 30, 2000     OCTOBER 31,
                                   (UNAUDITED)         1999        (UNAUDITED)         1999         (UNAUDITED)         1999
                                  --------------   ------------   --------------   ------------   ---------------   -------------
FROM OPERATIONS:
  Net Investment Income (Loss)     $  2,440,731    $  2,788,141    $  5,522,258    $  6,925,203   $     5,163,080   $   4,396,358
  Net Realized Gain (Loss) on
    Investments                         666,621       3,669,326        (780,656)     (3,407,117)            1,331           2,986
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments                    8,001,385      11,102,698        (887,587)     (3,235,236)               --              --
                                   ------------    ------------    ------------    ------------   ---------------   -------------
Net Increase (Decrease) in Net
  Assets Resulting from
  Operations                         11,108,737      17,560,165       3,854,015         282,850         5,164,411       4,399,344
                                   ------------    ------------    ------------    ------------   ---------------   -------------
CAPITAL TRANSACTIONS:
  Contributions by Feeder Funds      85,979,851     169,163,603      77,834,976     163,559,170     1,498,172,479     398,826,561
  Withdrawals by Feeder Funds       (40,701,050)    (38,155,462)    (85,238,884)    (47,117,698)   (1,480,450,222)   (261,147,912)
                                   ------------    ------------    ------------    ------------   ---------------   -------------
Net Increase in Net Assets from
  Capital Transactions               45,278,801     131,008,141      (7,403,908)    116,441,472        17,722,257     137,678,649
                                   ------------    ------------    ------------    ------------   ---------------   -------------
      Total Increase in Net
        Assets                       56,387,538     148,568,306      (3,549,893)    116,724,322        22,886,668     142,077,993
NET ASSETS:
  Beginning of Period               212,018,533      63,450,227     176,099,488      59,375,166       191,083,790      49,005,797
                                   ------------    ------------    ------------    ------------   ---------------   -------------
  End of Period                    $268,406,071    $212,018,533    $172,549,595    $176,099,488   $   213,970,458   $ 191,083,790
                                   ============    ============    ============    ============   ===============   =============

See Notes to Financial Statements.

SUPPLEMENTAL DATA
--------------------------------------------------------------------------------

                                                                               Ratio of Expenses to
                                                                               Average Net Assets(4)
                                                                            ---------------------------
                                                Net Assets at   Portfolio      Net      Expenses Before   Ratio of Net Investment
                                     Period     End of Period   Turnover    Operating      Fees Paid         Income (Loss) to
                                     Ended       (in 000's)       Rate      Expenses     Indirectly**      Average Net Assets(4)
                                    --------    -------------   ---------   ---------   ---------------   -----------------------
ASMT T. ROWE PRICE
INTERNATIONAL EQUITY PORTFOLIO:
------------------------------------
------------------------------------
                                    04/30/00*    $   71,373         28%       1.28%          1.30%                  0.02%
                                    10/31/99         36,579         31%       1.57%          1.58%                  0.20%
                                    10/31/98         15,021         20%       2.60%          2.60%                 (0.67%)
                                    10/31/97(1)       3,497          1%       6.26%          6.26%                 (3.78%)
ASMT JANUS
CAPITAL GROWTH PORTFOLIO:
------------------------------------
------------------------------------
                                    04/30/00*    $2,430,379         10%       1.05%          1.05%                  0.10%
                                    10/31/99      1,324,283         47%       1.08%          1.09%                  0.12%
                                    10/31/98        154,238         77%       1.27%          1.27%                  0.17%
                                    10/31/97(1)       7,983         83%       2.79%          2.79%                  0.69%
ASMT INVESCO
EQUITY INCOME PORTFOLIO:
------------------------------------
------------------------------------
                                    04/30/00*    $  268,406         35%       0.87%          0.92%                  2.07%
                                    10/31/99        212,019         66%       0.90%          0.93%                  2.11%
                                    10/31/98         63,450         70%       1.13%          1.13%                  2.11%
                                    10/31/97(2)       6,503         46%       2.66%          2.66%                  2.39%
ASMT PIMCO
TOTAL RETURN BOND PORTFOLIO:
------------------------------------
------------------------------------
                                    04/30/00*    $  172,550        101%       0.80%          0.80%                  6.29%
                                    10/31/99        176,099        145%       0.81%          0.81%                  5.90%
                                    10/31/98         59,375        418%       1.07%          1.07%                  5.05%
                                    10/31/97(2)       5,025         93%       2.22%          2.22%                  3.51%
ASMT JPM
MONEY MARKET PORTFOLIO:
------------------------------------
------------------------------------
                                    04/30/00*    $  213,970        N/A        0.58%          0.58%                  4.86%
                                    10/31/99        191,084        N/A        0.63%          0.63%                  4.43%
                                    10/31/98         49,006        N/A        0.72%          0.72%                  4.69%
                                    10/31/97(3)       1,995        N/A        3.91%          3.91%                  1.00%

(1) Commenced operations on June 10, 1997.
(2) Commenced operations on June 18, 1997.
(3) Commenced operations on June 19, 1997.
(4) Annualized for periods less than one year.
 *  Unaudited.
** Includes commissions received by American Skandia Marketing, Incorporated under the Trust's Distribution Plan as described in Note 3 to the Financial Statements.

See Notes to Financial Statements.

                                                   AMERICAN SKANDIA MASTER TRUST

APRIL 30, 2000

(UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     American Skandia Master Trust (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Trust was organized on March 6, 1997 as a business trust under the laws of the State of Delaware. The Trust operates as a series company and, at April 30, 2000, consisted of five diversified portfolios: ASMT T. Rowe Price International Equity Portfolio ("International Equity"), ASMT Janus Capital Growth Portfolio ("Capital Growth"), ASMT INVESCO Equity Income Portfolio ("Equity Income"), ASMT PIMCO Total Return Bond Portfolio ("Total Return Bond"), and ASMT JPM Money Market Portfolio ("Money Market") (each a "Portfolio" and collectively the "Portfolios").

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The following is a summary of significant accounting policies followed by the Trust, in conformity with generally accepted accounting principles, in the preparation of its financial statements. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION -- Portfolio securities are valued at the close of trading on the New York Stock Exchange. Equity securities are valued generally at the last reported sales price on the securities exchange on which they are primarily traded, or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities of Money Market are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of discount or premium. For Portfolios other than Money Market, debt securities which mature in 60 days or less are valued at cost (or market value 60 days prior to maturity), adjusted for amortization to maturity of any premium or discount.

     Securities for which market quotations are not readily available are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees. As of April 30, 2000, there were no securities valued in accordance with such procedures.

FOREIGN CURRENCY TRANSLATION -- Portfolio securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

FOREIGN CURRENCY EXCHANGE CONTRACTS -- A foreign currency exchange contract ("FCEC") is a commitment to purchase or sell a specified amount of a foreign currency at a specified future date, in exchange for either a specified amount of another foreign currency or U.S. dollars.

     FCECs are valued at the forward exchange rates applicable to the underlying currencies, and changes in market value are recorded as unrealized gains and losses until the contract settlement date.

     Risks could arise from entering into FCECs if the counterparties to the contracts were unable to meet the terms of their contracts. In addition, the use of FCECs may not only hedge against losses on securities denominated in foreign currency, but may also reduce potential gains on securities from favorable movements in exchange rates.

FUTURES CONTRACTS AND OPTIONS -- A financial futures contract calls for delivery of a particular security at a specified price and future date. The seller of the contract agrees to make delivery of the type of security called for in the contract and the buyer agrees to take delivery at a specified future date. Such contracts require an initial margin deposit, in cash or cash equivalents, equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Portfolio each day, depending on the daily change in the value of the contract. Futures contracts are valued based on their quoted daily settlement prices. Fluctuations in value are recorded as unrealized gains and losses until such time that the contracts are terminated.

     An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the options' value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

     Risks could arise from entering into futures and written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

REPURCHASE AGREEMENTS -- A repurchase agreement is a commitment to purchase government securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the government securities will be at least equal to their repurchase price. Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

     Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Portfolio may be delayed or prevented from exercising its right to dispose of the securities.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate,

                                                   AMERICAN SKANDIA MASTER TRUST

foreign currency, or "basket" of securities representing a particular index. The gross returns to be exchanged or "swapped" between the parties are calculated based on a "notional amount", which, each business day, is valued to determine each party's obligation under the contract. Fluctuations in value are recorded as unrealized gains and losses during the term of the contract.

     Commonly used swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa.

     Risks could arise from entering into swap agreements from the potential inability of counterparties to meet the terms of their contracts, and from the potential inability to enter into a closing transaction. It is possible that developments in the swaps market, including potential governmental regulation, could affect the Portfolio's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

SECURITIES LOANS -- Each Portfolio may lend securities for the purpose of realizing additional income. All securities loans are collateralized by cash or securities issued or guaranteed by the U.S. Government or its agencies. The value of the collateral is at least equal to the market value of the securities lent. However, due to market fluctuations, the value of the securities lent may exceed the value of the collateral. On the next business day the collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity.

     Interest income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

     Lending securities involves certain risks, including the risk that the Portfolio may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

     At April 30, 2000, securities lending activities are summarized as follows:

                                          MARKET
                                           VALUE
                                       OF SECURITIES    MARKET VALUE     INCOME FROM
                                          ON LOAN       OF COLLATERAL     LENDING*
                                       -------------    -------------    -----------
Capital Growth                         $505,118,249     $501,213,967      $286,400
Equity Income                            37,630,274       38,528,988        28,610

* Income earned for the period is included in interest income on the Statements of Operations.

DEFERRED ORGANIZATION COSTS -- The Trust bears all costs in connection with its organization. All such costs are amortized on a straight-line basis over a five-year period beginning on the date of the commencement of operations.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on the trade date. Realized gains and losses from securities sold are recognized on the specific identification basis. Dividend income is recorded on the ex-dividend date. Corporate actions, including dividends, on foreign securities are recorded on the ex-dividend date or, if such information is not available, as soon as reliable information is available from the Trust's sources. Interest income is recorded on the accrual basis and includes the accretion of discount and amortization of premium.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ADVISORY FEES -- The Portfolios have entered into investment management agreements with American Skandia Investment Services, Inc. ("Investment Manager") which provide that the Investment Manager will furnish each Portfolio with investment advice and investment management and administrative services. The Investment Manager has engaged the following firms as Sub-advisors for their respective Portfolios: Rowe Price-Fleming International, Inc., a United Kingdom Corporation, for International Equity; Janus Capital Corporation for Capital Growth; INVESCO Funds Group, Inc. for Equity Income; Pacific Investment Management Co. for Total Return Bond; and J. P. Morgan Investment Management Inc. for Money Market.

     The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of 1.00%, 1.00%, .75%, .65%, and .50% of the average daily net assets of the International Equity, Capital Growth, Equity Income, Total Return Bond, and Money Market Portfolios, respectively.

     On May 1, 2000, American Century Investment Management, Inc. will become the Sub-advisor to International Equity and the name of the Portfolio will change to ASMT American Century International Growth Portfolio ("International Growth").

MANAGEMENT OF THE TRUST -- Certain officers and trustees of the Trust are officers or directors of the Investment Manager. The Trust pays no compensation directly to its officers or interested trustees.

DISTRIBUTOR -- The Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940. The Plan permits American Skandia Marketing, Incorporated ("ASMI") to receive brokerage commissions in connection with purchases and sales of securities by the Portfolios, and to use these commissions to promote the sale of shares of the American Skandia Advisor Funds, Inc. Under the Plan, securities transactions for a Portfolio may be directed to certain brokers for execution ("clearing brokers") who have agreed to pay part of the brokerage commissions received on these transactions to ASMI for "introducing" transactions to the clearing broker. In turn, ASMI uses the brokerage commissions received as an introducing broker to pay various distribution-related expenses, such as advertising, printing of sales materials, and payments to dealers.

     Commissions received by ASMI under the Plan are reflected in the cost of securities purchased and the proceeds from the sale of securities. These commissions are shown in the Statements of Operations as "Distribution Fees" and a corresponding reduction "Fees Paid Indirectly". Net expenses of the Portfolios are unaffected by these commissions. From November 1, 1999 to April 30, 2000, commissions received by ASMI totaled $100,254.

4. TAX MATTERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Portfolios will be treated as partnerships for federal income tax purposes. Accordingly, each investor in the Portfolios will be allocated its share of net investment income and realized and unrealized gains and losses from investment transactions. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

                                                   AMERICAN SKANDIA MASTER TRUST

5. PORTFOLIO SECURITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the period ended April 30, 2000, were as follows:

                                                           PURCHASES           SALES
                                                         --------------    --------------
International Equity                                     $  40,545,116      $ 13,481,208
Capital Growth                                           1,020,704,951       168,617,432
Equity Income                                              113,458,061        78,238,837
Total Return Bond                                          133,058,620       111,068,568

     Purchases and sales of U.S. government securities, during the period ended April 30, 2000, were as follows:

                                                           PURCHASES           SALES
                                                         --------------    --------------
Equity Income                                            $   6,611,526      $  1,584,824
Total Return Bond                                           97,442,886        84,921,475

     At April 30, 2000, the cost and unrealized appreciation or depreciation in value of the investments owned by the Portfolios, for federal income tax purposes, were as follows:

                                                                                NET
                                            GROSS            GROSS           UNREALIZED
                         AGGREGATE        UNREALIZED       UNREALIZED       APPRECIATION
                            COST         APPRECIATION     DEPRECIATION     (DEPRECIATION)
                       --------------    ------------    --------------    --------------
International Equity   $   57,022,683    $11,122,313     $   2,124,590      $  8,997,723
Capital Growth          1,936,850,904    658,146,613       120,224,738       537,921,875
Equity Income             250,275,210     32,421,319        10,894,240        21,527,079
Total Return Bond         211,986,390      1,046,636         4,840,148        (3,793,512)
Money Market              217,321,647             --                --                --

6. WRITTEN OPTIONS TRANSACTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     Written options transactions, during the period ended April 30, 2000, were as follows:

                                                                 TOTAL RETURN BOND
                                                             --------------------------
                                                             NUMBER OF
                                                             CONTRACTS         PREMIUM
                                                             ---------        ---------
          Balance at beginning of period                        314             204,067
          Written                                               638             246,558
          Expired                                              (613)           (226,157)
          Exercised                                              --                  --
          Closed                                                (73)            (52,856)
                                                               ----           ---------
          Balance at end of period                              266             171,612
                                                               ====           =========

     At April 30, 2000, Total Return Bond had sufficient cash and/or securities at least equal to the value of written options.

7. LINE OF CREDIT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     The Portfolios and other affiliated funds participate in a $100 million unsecured, committed line of credit, provided by a syndication of banks, under a line of credit agreement. Borrowings may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Any borrowings must be repaid within 30 days of their receipt. Interest is charged to each Portfolio, based on its borrowings, at a premium above the Federal Funds Rate. In addition, a commitment fee, equal to an annual rate of .09% of the average daily unused portion of the line of credit, is allocated among the participants at the end of each quarter. During the period ended April 30, 2000, there were no borrowings under the agreement.

Board of Directors

Gordon C. Boronow
Jan R. Carendi
David E. A. Carson
Julian A. Lerner
Thomas M. Mazzaferro
Thomas M. O'Brien
F. Don Schwartz


[STAR GRAPHIC]


Investment Manager
American Skandia Investment Services, Incorporated
Shelton, CT 06484

Distributor
American Skandia Marketing, Incorporated
Shelton, CT 06484

Transfer Agent
Boston Financial Data Services, Inc.
Quincy, MA 02171

Administrator
PFPC Inc.
Wilmington, DE 19809

Independent Accountants
PricewaterhouseCoopers LLP
Philadelphia, PA 19103

Custodian
FOR DOMESTIC SECURITIES OF FUNDS AND PORTFOLIOS INVESTING PRIMARILY IN DOMESTIC
SECURITIES:
PNC Bank
Philadelphia, PA 19113

CO-CUSTODIAN FOR FOREIGN SECURITIES OF FUNDS AND PORTFOLIOS INVESTING PRIMARILY IN DOMESTIC SECURITIES AND CUSTODIAN FOR FUNDS AND PORTFOLIOS INVESTING PRIMARILY IN FOREIGN SECURITIES:
The Chase Manhattan Bank
New York, NY 11201

Legal Counsel
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, PA 19103

Shares of the American Skandia Advisor Funds are:



- not deposits or obligations of, or guaranteed or endorsed by, any bank institution;

- not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency;

- subject to investment risk, including the possible loss of the principal amount invested.



The report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in a Fund unless preceded or accompanied by a current prospectus.

For more information, including a prospectus, contact American Skandia Marketing, Incorporated.

One Corporate Drive
P.O. Box 883
Shelton, CT 06484
Telephone: 800-752-6342 (800-SKANDIA)
Website: www.americanskandia.com

LIT CODE: (ASAFSEMI0400)
                   2336